                                                       Registration No. 33-30198
                                                              File No. 811-05867

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         PRE-EFFECTIVE AMENDMENT NO.                        ___              [ ]

         POST-EFFECTIVE AMENDMENT NO.                       36               [X]

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                                               [X]

         Amendment No.        37                                             [X]

                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
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                (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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           (Address of Principal Executive Offices)         (Zip Code)

                                 (303) 768-3200
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                (Registrant's Telephone Number including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
          Two World Financial Center, 225 Liberty Street, 11th Floor,
                         New York, New York 10281-1008
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]   Immediately upon filing pursuant to paragraph (b)
[X]   On November 28, 2007, pursuant to paragraph (b)
[ ]   60 days after filing pursuant to paragraph (a)(1)
[ ]   On ____________, pursuant to paragraph (a)(1)
[ ]   75 days after filing, pursuant to paragraph (a)(2)
[ ]   On _________________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]  This  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

Oppenheimer New Jersey Municipal Fund

Prospectus dated November 28, 2007

                          Oppenheimer New Jersey Municipal Fund is a mutual
                          fund that seeks current income exempt from federal
                          and New Jersey personal income taxes while attempting
                          to preserve capital.  It invests mainly in municipal
                          securities.

                               This prospectus contains important information
                          about the Fund's investment objective, investment
                          policies, principal investment strategies and risks.
                          It also contains important information about how to
                          buy and sell shares of the Fund and other account
                          features.  Please read this prospectus carefully
                          before you invest and keep it for future reference
                          about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this prospectus is accurate or complete.  It is a
criminal offense to represent otherwise.

                                                         [OppenheimerFunds logo]

Contents
                  About The Fund
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                  The  Fund's  Investment  Objective  and  Principal  Investment
                  Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  About Your Account
_______________________________________________________________________________

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights
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About the Fund
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The Fund's Investment Objective and Principal Investment Strategies

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What Is A Municipal Security?  Municipal securities are fixed-income  securities primarily issued by states,  cities,  counties and other  governmental  entities to finance the  development  of local  communities.  The interest  received from most  municipal  bonds is exempt from  federal,  state or local  income taxes in the municipalities where the bonds are issued.
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What are New Jersey Municipal  Securities?  New Jersey Municipal  Securities are
securities  that pay interest  that,  in the opinion of counsel to the issuer of each security, is exempt from federal and New Jersey personal income taxes.

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WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund  seeks as high a level of current  interest  income  exempt from  federal and New Jersey  income taxes for individual investors as is consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in New Jersey municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and New Jersey individual income taxes.  These securities primarily include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (short-term obligations), and interests in municipal leases.
Most of the securities the Fund buys must be "investment-grade" (rated in one of the four highest rating categories of national rating organizations, such as Moody's Investors Services ("Moody's") although the Fund also can hold up to 25% of its total assets in lower-grade securities (sometimes called "junk bonds")).  Under normal market conditions, the Fund attempts to invest 100% of its net assets in municipal securities, and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in
New Jersey municipal securities. This includes securities that generate income subject to the alternative minimum tax.

         New Jersey municipal securities are municipal securities that are not subject to New Jersey personal income tax in the opinion of bond counsel to the issuer at the time the security is issued.  They include obligations issued by the State of New Jersey and its political subdivisions.  They also include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to New Jersey personal income tax.

         The Fund does not limit its investments to securities of a particular maturity range, and may hold short-, intermediate- and long-term securities.
However, it currently focuses on longer-term securities to seek higher yields.
These investments are more fully explained in "About the Fund's Investments,"
below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for the Fund, the portfolio managers look primarily for
New Jersey municipal securities using a variety of factors that may change over time and may vary in particular cases.  The portfolio managers currently look for:

o      Securities that provide high current income
o      A wide range of securities of different  issuers  within the state (and certain  possessions,  territories  and  commonwealths  of the  United  States),  including  different  agencies  and municipalities, to spread risk
o      Securities having favorable credit characteristics
o      Special situations that provide opportunities for value
o      Unrated bonds that might provide high income
o      Securities of smaller issuers that might be overlooked by other investors and funds
o      Special situations of higher rated bonds that provide opportunities for above average income with limited volatility
o      Securities across a wide range of municipal sectors, coupons and revenue sources.

         The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal and New Jersey personal income taxes.  The Fund does not seek capital gains or growth.  Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking to pursue capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

         All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), will cause the
Fund to underperform other funds having a similar objective. The Fund's share prices and yields may change daily.

CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced.
Because the Fund can invest as much as 25% of its total assets in municipal securities below investment-grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Credit Risks of Lower-Grade Securities. The Fund can invest as much as
25% of its total assets in municipal securities below investment grade to seek higher income. Municipal securities that are rated below investment-grade
(these are sometimes called "junk bonds") usually offer higher yields than investment grade securities but are subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers might not meet their debt obligations.
They also may not have an active trading market, which means that they would be less liquid than investment-grade securities making it more difficult for the Fund to sell them at an acceptable price.

INTEREST RATE RISK.  Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise.  When interest rates fall, the income the Fund earns on its investments, and the Fund's distributions to shareholders, may decline. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities.  When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.  Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income. The Fund currently focuses on longer-term securities to seek higher income.  Therefore, its share prices may fluctuate more when interest rates change.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement
Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

         o      Tobacco Settlement Revenue Bonds.  The Fund may invest a
         significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement, reached out of court in November 1998, between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown
         & Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

         A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

         Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

         The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The
         Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o        "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

         These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds"
         (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.
         Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an
         unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The
         Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

TAXABILITY RISK--The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

         Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

On November 5, 2007, the U.S. Supreme Court (the "Court") heard arguments in its review of a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from
Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

A decision is expected in the first part of 2008. It is not possible to predict what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

     The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

     The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. Such a ruling would require Kentucky and such other states to treat income derived on in-state and out-of-state bonds equally - either exempting income derived from all out-of-state bonds from a state's income tax or taxing income derived from all municipal bonds. This might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

     The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

RISKS OF NON-DIVERSIFICATION.  The Fund is "non-diversified." That means that compared to diversified funds, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the State of New
Jersey (or governments of certain possessions, territories and commonwealths of the United States).  Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in New Jersey (or governments of certain possessions, territories and commonwealths of the
United States).

RISKS IN USING DERIVATIVE INVESTMENTS.  The Fund can use derivatives to seek increased income or to try to hedge investment risks.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
"Inverse floaters" are examples of derivatives the Fund can use and is discussed further below.

         If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected them to perform.  If that happens, the Fund will get less income than expected, its hedge might be unsuccessful, and its share price could decline.  To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices.
Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

         When the Fund invests in certain derivatives, for example, inverse floaters with "shortfall" agreements (as discussed below) and swaps, the Fund must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

INVERSE FLOATERS. The Fund may invest up to 20% of its total assets (which includes the effects of leverage in "inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater, pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund purchases inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because of the accounting treatment for inverse floaters created by the Fund's transfer of a municipal bond to a trust, the Fund's financial statements will reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the
Fund's Statement of Investments to include the underlying municipal bond.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         The value of the Fund's investments will change over time due to a number of factors.  They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.  The Fund focuses its investments in New Jersey municipal securities and is non-diversified.  It will therefore be vulnerable to the effects of economic, regulatory and political developments that affect New Jersey governmental issuers.  These changes can affect the value of the Fund's investments and its prices per share.  In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risks than money market funds.

         An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/07 through 9/30/07, the cumulative return (not annualized) before taxes for Class A shares was -2.41%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.59% (2Qtr03) and the lowest return
(not annualized) before taxes for a calendar quarter was -4.73% (1Qtr03).

  ------------------------------------------------- -------------------- -------------------- -------------------

  Average Annual Total
  Returns for the periods

  ended December 31, 2006                                 1 Year               5 Years             10 Years

  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------
  Class A Shares (inception 3/1/94)

  Return Before Taxes                                      2.64%                7.55%               5.78%
  Return After Taxes on Distributions                      2.64%                7.55%               5.76%
  Return After Taxes on Distributions and Sale of
  Fund Shares                                              3.29%                7.26%               5.67%

  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------

  Class B Shares (inception 3/1/94)                        2.00%                7.49%               5.84%

  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------

  Class C Shares (inception 8/29/95)                       5.93%                7.78%               5.51%

  ------------------------------------------------- -------------------- -------------------- -------------------
  ------------------------------------------------- -------------------- -------------------- -------------------

  Lehman Brothers Municipal Bond Index (reflects
  no deductions for fees, expenses or taxes)               4.84%                5.53%               5.76%

  ------------------------------------------------- -------------------- -------------------- -------------------
The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year);
and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B 10 years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's shares is compared to the
Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds. The index includes municipal securities from
many states while the Fund focuses on New Jersey municipal securities.   The
index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the
Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges and account transaction charges.  The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2007.

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Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
                                                     Class A Shares          Class B Shares         Class C Shares
------------------------------------------------- ---------------------- ----------------------- ---------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
Maximum  Sales Charge  (Load) on purchases (as %
of offering price)                                        4.75%                   None                   None
------------------------------------------------- ---------------------- ----------------------- ---------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
Maximum  Deferred  Sales Charge  (Load) (as % of
the  lower  of the  original  offering  price or         None(1)                 5%(2)                  1%(3)
redemption proceeds)
------------------------------------------------- ---------------------- ----------------------- ---------------------

----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------- ------------------ ---------------------- --------------------------
                                                   Class A Shares       Class B Shares           Class C Shares
------------------------------------------------- ------------------ ---------------------- --------------------------
------------------------------------------------- ------------------ ---------------------- --------------------------

Management Fees                                         0.51%                0.51%                    0.51%

------------------------------------------------- ------------------ ---------------------- --------------------------
------------------------------------------------- ------------------ ---------------------- --------------------------

Distribution and/or Service (12b-1) Fees                0.15%                0.90%                    0.90%

------------------------------------------------- ------------------ ---------------------- --------------------------
------------------------------------------------- ------------------ ---------------------- --------------------------

Total Other Expenses                                    0.78%                0.82%                    0.80%

------------------------------------------------- ------------------ ---------------------- --------------------------
------------------------------------------------- ------------------ ---------------------- --------------------------

     Interest and Related  Expenses from Inverse
     Floaters(4)                                        0.62%                0.62%                    0.62%

------------------------------------------------- ------------------ ---------------------- --------------------------
------------------------------------------------- ------------------ ---------------------- --------------------------

     Other Expenses                                     0.16%                0.20%                    0.18%

------------------------------------------------- ------------------ ---------------------- --------------------------
------------------------------------------------- ------------------ ---------------------- --------------------------

Total Annual Operating Expenses                         1.44%                2.23%                    2.21%

------------------------------------------------- ------------------ ---------------------- --------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

1.   A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more. See "How to Buy Shares" for details.
2.       Applies to redemptions in the first year after purchase.  The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
     Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
     Total Annual Operating Expenses in the table above and the Examples below.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same.  Your actual costs may be higher or lower because expenses will vary over time.  Based on these assumptions your expenses would be as follows:

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are redeemed:                    1 year            3 years            5 years              10 years
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                              $616              $912              $1,230                $2,129

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                              $729             $1,005             $1,408                $2,204*

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                              $327              $699              $1,198                $2,572

-------------------------------------- ---------------- ------------------ ------------------ ------------------------

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are not redeemed:                1 year            3 years            5 years              10 years
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                              $616              $912              $1,230                $2,129

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                              $229              $705              $1,208                $2,204*

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                              $227              $699              $1,198                $2,572

-------------------------------------- ---------------- ------------------ ------------------ ------------------------

In the first  example,  expenses  include the initial  sales  charge for Class A and the applicable  Class B and Class C contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class B and Class C expenses do not include contingent deferred sales charges.
* Class B expenses  for years 7 through  10 are based on Class A expenses  since
Class  B  shares  automatically  convert  to  Class A  shares  72  months  after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

         The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time.  The Fund's  share prices and yields may change daily based on changes in the prices or  interest rates of the securities in which the Fund invests. Those security prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Municipal Securities.  The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.  These debt obligations are issued by state governments, as well as their political subdivisions (such as cities, towns and counties), and their agencies and authorities.  New Jersey municipal securities are municipal securities that are not subject to New Jersey personal income tax in the opinion of bond counsel to the issuer at the time the security is issued.  They include obligations issued by the State of New Jersey and its political subdivisions.
They also may include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to New Jersey personal income tax.
The Fund can also buy other municipal securities issued by the governments of the District of Columbia and of other states, as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).
Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities.  The Fund can buy both long-term and short-term municipal securities.  For purposes of this prospectus, long-term securities have a maturity of more than one year.  The
Fund generally focuses on longer-term securities to seek higher income.

The Fund can buy municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The
Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.
Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
"non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.  Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated
periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate, such as the prime rate of a bank or the ninety one day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment-grade" at the time of purchase.
However, the Fund can invest as much as 25% of its total assets in securities that  are not "investment-grade" (measured at the time of purchase) to seek higher income. While securities  rated "Baa" by Moody's, or  "BBB" by Standard
& Poor's are considered "investment grade," they have some speculative characteristics. "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch Inc. or another nationally recognized statistical rating organization, or (if unrated) judged by the Manager to be comparable to rated investment grade securities.  Rating categories are described in the Statement of Additional Information. A reduction in the rating of a security after the Fund buys it will  not automatically require the Fund to dispose of that security.  However, the
Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

         The Manager may rely to some extent on credit ratings by nationally recognized statistical rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

         The Fund can invest a significant portion of its assets in unrated securities.  If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization. Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund also can use the investment techniques and strategies described below.  The Manager might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risk.

o      Borrowing for Leverage.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings.  The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.  The interest on borrowed money is an expense that might reduce the
Fund's yield.

"When-Issued" and "Delayed Delivery" Transactions.  The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.

Puts and Stand-By Commitments.  The Fund may acquire "stand-by commitments" or
"puts" with respect to municipal securities.  The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank.  However, this feature may result in a lower interest rate on the security.  The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly.
The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to those limits. The
Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging.  The Fund can buy and sell futures contracts, put and call options, or enter into interest rate or credit related or credit default swap agreements. These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes and has limits on its use of them. The Fund currently does not use hedging instruments to a substantial degree and is not required to use them in seeking its objective.

Hedging involves risks.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%). Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). In most cases, however, the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary investments that are inconsistent with the
Fund's principal investment strategies.  Generally, such investments would be short-term municipal securities, but could be U.S. government securities or highly-rated corporate debt securities.  The income from some temporary defensive investments might not be tax-exempt, and therefore to the extent the
Fund invests in these securities, such investments might be inconsistent with the Fund's investment objective. Under normal market conditions, the Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made.  The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the Securities and Exchange Commission.
         Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER.  OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of September  30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee, calculated on the daily net
         assets of the Fund, at an annual rate that declines on
         additional assets as the Fund grows: 0.60% of the first $200 million of average annual net assets of the Fund , 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45%
         of the next $250 million, 0.40% of the next $250 million, and
         0.35% of average annual net assets in excess over $1 billion.
         The Fund's advisory fee for the period ended July 31, 2007 was
         0.51% of average annual net assets for each class of shares.

         A discussion regarding the basis for the Board of Trustees'
         approval of the Fund's investment advisory contract is
         available in the Fund's Semi-Annual Report to shareholders for the six month period ended January 31, 2007.

Portfolio Managers. The Fund's portfolio is managed by a team of portfolio managers, including Ronald H. Fielding, Daniel G. Loughran,
Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz,
who are primarily responsible for the day-to-day management of the
Fund's investments.

       Mr. Fielding is a Senior Vice President of the Manager and Chairman of
       the Rochester Division of the Manager since January 1996. He has been a
       Vice President of the Fund since 2002.  Mr. Fielding is also Chief
       Strategist, Senior Portfolio Manager and a trader for the Fund and other Oppenheimer Funds. Mr. Fielding is a Portfolio Manager and
       officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. Loughran has been a Senior Vice President of the Manager since
       2007. He had been a Vice President of the Manager since April 2001 and a Vice President of the Rochester division of the Manager (since
       January 1996). He has been a Vice President of the Fund since 2002. Mr.
       Loughran is Team leader, a Senior Portfolio Manager, and a trader for the Fund and other Oppenheimer Funds. Mr. Loughran is a Portfolio
       Manager and officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. Cottier has been a Vice President of the Manager since 2002 and
       Vice President of the Fund since 2002. He was previously a Portfolio
       Manager and trader at Victory Capital Management (1999-2002). Mr.
       Cottier is a Senior Portfolio Manager and trader for the Fund and other
       Oppenheimer Funds. Mr. Cottier is an officer of 18 portfolios in the
       OppenheimerFunds complex.

       Mr. Willis has been an Assistant Vice President of the Manager since
       July 2005 and Associate Portfolio Manager with the Manager since 2003;
       He has been a Vice President of the Fund since 2003. Mr. Willis was previously a corporate attorney for Southern Resource Group
       (1999-2003).  Mr. Willis is a Portfolio Manager and officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. DeMitry has been an Associate Portfolio Manager of the Manager since September 2006.  He was a research analyst of the Manager from
       June 2003 to September 2006 and a credit analyst of the Manager from
       July 2001 to May 2003. Mr. DeMitry is an Associate Portfolio Manager
       and a trader for the Fund and other Oppenheimer Funds. Mr. DeMitry is an Associate Portfolio Manager of 18 portfolios in the OppenheimerFunds complex.

       Mr. Franz has been an Associate Portfolio Manager of the Manager since
       September 2006.  He was a research analyst of the Manager since June
       2003. Mr. Franz is an Associate Portfolio Manager and a trader for the
       Fund and other Oppenheimer Funds. Mr. Franz is an Associate Portfolio
       Manager of 18 portfolios in the OppenheimerFunds complex.

       Additional information about the Fund's Portfolio Management
       Team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of
       Additional Information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you do not list a dealer on the application, Class
         A shares are your only option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.
         If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the
         Distributor may be paid for by Federal Funds wire. The minimum wire purchase is $2,500. Before sending a wire, call the Distributor's
         Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
         Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as
         $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1,
         2002, the minimum additional investment will remain $25.

o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at
         4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

                  The net asset value per share for a class of shares on a
         "regular business day" is determined by dividing the value of the
         Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

                  The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

                  If, after the close of the principal market on which a
         security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price. For you to receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
--------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of
         Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the
         Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on
         Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
         Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of
         Class A shares.

                 If you invest $1 million or more, in most cases Class A
         shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The Distributor normally will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing  for  the  Longer  Term.  If  you  are  investing  less  than
         $100,000  for the  longer-term,  and do not  expect  to need  access to your money for six years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account features  may not be  available  to Class B and  Class C  shareholders.
         Other  features  may not be  advisable  (because  of the  effect of the
         contingent   deferred   sales   charge)   for   Class  B  and  Class  C
         shareholders.  Therefore,  you should  carefully review how you plan to use your  investment  account before  deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class
         B and Class C asset-based sales charge described below and in the
         Statement of Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or  for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
          Amount of Purchase           Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.50%                    4.71%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.50%                    3.63%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%                    2.56%                     2.25%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%                    2.04%                     1.80%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are
         currently making (as shown in the table above), you can add the value of any Class A, Class B or Class C shares of the
         Fund or other Oppenheimer funds that you or your spouse
         currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including
         IRAs and 403(b) plans), your joint accounts with your
         spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A
         fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts
         (including employee benefit plans for the same employer).
         If you are buying shares directly from the Fund, you must
         inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your
         financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

         To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible
         Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or
         custodial accounts for minor children as described above. The
         Distributor or intermediary through which you are buying
         shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your
         current purchase.

Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor.

          A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a
         13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the
         reduced sales charge rate that will apply to your Class A
         share purchases of the Fund during that period. Purchases
         made up to 90 days before the date that you submit a Letter of Intent will be included in that determination.  Any Class
         A shares of Oppenheimer Money Market Fund, Inc. or
         Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  Submitting a
         Letter of Intent does not obligate you to purchase the
         specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

         If you do not complete the purchases outlined in the Letter of Intent, the front-end sales charge you paid on your
         purchases will be recalculated to reflect the actual value
         of shares you purchased.   A certain portion of your shares
         will be held in escrow by the Fund's Transfer Agent for this purpose.  Please refer to "How to Buy Shares - Letters of
         Intent" in the Fund's Statement of Additional Information
         for more complete information.

OTHER SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  The Fund and
the Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund, or any of the other Oppenheimer funds
         into which shares of the Fund may be exchanged, without a
         sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in
         writing to elect this option and must have an existing
         account in the fund selected for reinvestment.

Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per
         share at the time of exchange, without sales charge, and
         shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please
         refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for more details,
         including a discussion of circumstances in which sales
         charges may apply on exchanges.

Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other
         Oppenheimer funds into which shares of the Fund may be
         exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an
         initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed.
         The investor must ask the Transfer Agent or his or her
         financial intermediary for that privilege at the time of
         reinvestment and must identify the account from which the
         redemption was made.

Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for
         certain types of transactions and for certain categories  of investors.  These are described in greater detail in Appendix B to the Statement of Additional Information may be ordered by calling 800.225.5677 or may be accessed through the
         OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink  "Access Fund
         Documents" and click on the icon in the column "SAI" next to the
         Fund's name).  A description of these waivers and special sales charge arrangements is also available for viewing on the
         OppenheimerFunds website (under the heading "Fund Information,"
         click on the hyperlink  "Sales Charge Waivers").  To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial
         intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent
         deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 0.75%
contingent deferred sales charge if they are redeemed within an 18 month
"holding period" measured from the beginning of the calendar month of their purchase.  That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the amount of the concessions the Distributor paid on your purchases of the Fund's Class A shares.

The Distributor pays a concession from its own resources on certain purchases of Class A shares of one or more of the Oppenheimer funds that, in the aggregate, total $1 million or more. As of October 22, 2007, if purchases of the Fund's Class A shares are included in any such purchase, the Distributor will pay the concession on those Fund shares at the rate of 0.75% of their net asset value. A concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

Letters of Intent submitted prior to October 22, 2007 will be subject to the contingent deferred sales charge that was in effect at the time the Letter of
Intent was submitted and the Distributor will pay the concession that was applicable to those shares at the time. Unless otherwise agreed to by the
Distributor, the terms of any Letter of Intent submitted prior to October 22,
2007 will continue until its completion.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- ---------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in That
was Accepted                                                Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- ---------------------------------------------------------
     In the table,  a "year" is a 12-month  period.  In  applying  the contingent  deferred  sales charge,  all  purchases are  considered to have been made on the first  regular  business  day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class
C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund.  The
         Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions  for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
         adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing
         Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
         0.75% per year on Class B shares and on Class C shares.  The
         Distributor also receives a service fee of up to 0.15% per year under each plan.  However, the Board of Trustees can increase that fee to
         0.25% of average annual net assets without shareholder approval.
         Shareholders will be notified of any such change.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.15% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
         Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The
         Distributor normally retains the Class B asset-based sales charge.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 0.90% of the purchase price.  The
         Distributor normally pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after the Class C shares are purchased. See the Statement of Additional Information for exceptions.

         Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone
         (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
 After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check.
     o   The redemption check is not payable to all shareholders listed on the account statement.
     o   The redemption check is not sent to the address of record on your account statement.
     o   Shares are being transferred to a Fund account with a different owner or name.
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.  Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

o        All checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including existing checks that indicate a $100 minimum.

o        Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                Send courier or express mail
requests by mail:                            requests to:
OppenheimerFunds Services                    OppenheimerFunds Services
P.O. Box 5270                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption.
         You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

         A contingent  deferred  sales charge will be based on the lesser of the net  asset  value  of the  redeemed  shares  at the  time of  redemption  or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your  account  value  represented  by an  increase in net asset value over the initial purchase price,
o        shares  purchased by the  reinvestment  of  dividends or capital  gains distributions, or

o        shares  redeemed in the special  circumstances  described in Appendix B to the Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class A shares of the Fund only for Class A shares of another fund.  To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected fund must offer the exchange privilege.
     o   When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After the account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange
         instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

         A  contingent  deferred  sales  charge  (CDSC) is not charged  when you exchange  shares of the Fund for  shares of another  Oppenheimer  fund.
         However,  if you  exchange  your  shares  during  the  applicable  CDSC holding  period,  the holding period will carry over to the fund shares that you  acquire.  Similarly,  if you  acquire  shares  of the Fund in exchange for shares of another  Oppenheimer  fund that are subject to a
         CDSC  holding  period,  that  holding  period  will  carry  over to the acquired  shares of the Fund.  In  either of these  situations,  a CDSC may be imposed if the acquired  shares are  redeemed  before the end of the CDSC holding period that applied to the exchanged shares.

         There are a number of other special  conditions  and  limitations  that
         apply  to   certain   types  of   exchanges.   These   conditions   and
         circumstances  are described in detail in the "How to Exchange  Shares"
         section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet  Exchange  Requests.  Telephone  exchange requests may be made either by calling a service  representative  or by using PhoneLink by calling  1.800.225.5677.  You may submit internet  exchange requests
         on      the       OppenheimerFunds       internet      website,      at
         www.oppenheimerfunds.com.  You  must  have  obtained  a user  I.D.  and password  to  make  transactions  on  that  website.  Telephone  and/or
         internet   exchanges  may  be  made  only  between  accounts  that  are registered  with the same name(s) and  address.  Shares for which share certificates  have been issued may not be  exchanged  by  telephone  or the internet.

Automatic  Exchange  Plan.  Shareholders  can  authorize  the Transfer  Agent to
         exchange  a  pre-determined   amount  of  shares   automatically  on  a
         monthly, quarterly, semi-annual or annual basis.

Please  refer  to  "How to  Exchange  Shares"  in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
         The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege.
         Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

         Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
              Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account)
              receives an exchange request that conforms to these policies.
              The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five
              business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value
              calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the
              Transfer Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
              discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this
              prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
              Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers.  The Fund and the
              Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to
              Sell Shares."

o        Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
              the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless
              applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges.  The Transfer Agent
              may send a written warning to direct shareholders that the
              Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive
              trading activity, with or without such warning.

o        Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are
              sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

              While the Fund, the Distributor, the Manager and the Transfer
              Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
              accounts held in the name of an insurance company for its
              separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer
              Agent.

              However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial
              intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the
              capability and cooperation of the financial intermediaries controlling those accounts.

     Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another
              eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be
              "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example)
              would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments/B Share Conversions.  Reinvestment of
              dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above.
              Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and
              agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the
              parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
              Oppenheimer "funds-of-funds" that entail rebalancing of
              investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are
              established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
         Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The
         Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
         Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer
         Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.  If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
         Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the
         Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified
         Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
         Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The
         consolidation of these mailings, called householding, benefits the
         Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the
         Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

          The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on
Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A.  The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Capital Gains Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.
The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at www.oppenheimerfunds.com. Under the heading "I Want To," click on the link " Access the Tax Center" and under the drop down menu for "Tax
Preparation Information," click the link "Municipal Income/Tax Preference
Tables." You'll find a link to the Oppenheimer Municipal Fund AMT Tax
Percentages at the end of that page. This amount will vary from year to year.

         Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the
Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Exempt-interest dividends earned by residents of New Jersey should not be subject to federal, state, or local income taxes. The portion of the Fund's dividends that are attributable to income earned on other obligations (not New
Jersey municipal securities) will normally be subject to New Jersey personal income taxes. The Supreme Court's pending decision in the Department of
Revenue v. Davis case (see the section titled "Taxability Risk" in this prospectus) may impact the current tax treatment of income earned on in-state municipal securities versus out of state municipal securities. Furthermore, legislation affecting tax-exempt municipal securities is considered by the
United States Congress from time to time, and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by a State's legislature.  Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities.  There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security.  Please consult your tax adviser regarding pending or proposed federal and state tax legislation, the Davis case and other court proceedings and other tax considerations.

       Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year.  The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

         It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.
Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

       The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.
         If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                                  2007          2006            2005            2004          2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.90    $    12.03     $     10.76     $     10.51     $   10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .52 1         .55 1           .62 1           .67           .67
Net realized and unrealized gain (loss)                            .09          (.09)           1.32             .23          (.52)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .61           .46            1.94             .90           .15
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.53)         (.59)           (.67)           (.65)         (.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.98    $    11.90     $     12.03     $     10.76     $   10.51
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                5.13%         3.93%          18.46%           8.63%         1.21%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   591,238    $  371,295     $   200,831     $    94,214     $  61,825
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   486,782    $  287,248     $   133,634     $    78,828     $  54,811
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             4.32%         4.67%           5.41%           6.28%         6.24%
Expenses excluding interest and fees on
short-term floating rate notes issued                             0.82%         0.90%           0.91%           0.98%         1.02%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    1.44%         1.53%           1.26%           1.30%         1.28%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                1.44%         1.47%           1.06%           1.10%         1.08%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B      YEAR ENDED JULY 31,                                  2007          2006            2005            2004          2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.91    $    12.05     $     10.78     $     10.52     $   11.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .43 1         .47 1           .54 1           .60           .59
Net realized and unrealized gain (loss)                            .08          (.11)           1.31             .23          (.53)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .51           .36            1.85             .83           .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.43)         (.50)           (.58)           (.57)         (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.99    $    11.91     $     12.05     $     10.78     $   10.52
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.30%         3.03%          17.53%           7.92%         0.46%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $    73,579    $   73,887     $    62,399     $    51,329     $  46,912
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $    75,560    $   68,065     $    56,755     $    50,920     $  45,226
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             3.55%         3.93%           4.74%           5.54%         5.46%
Expenses excluding interest and fees on
short-term floating rate notes issued                             1.61%         1.69%           1.68%           1.73%         1.78%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    2.23%         2.32%           2.03%           2.05%         2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                2.23%         2.24%           1.83%           1.85%         1.84%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED JULY 31,                                  2007          2006            2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.91    $    12.04     $     10.77     $     10.51     $   10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .43 1         .46 1           .53 1           .59           .59
Net realized and unrealized gain (loss)                            .09          (.09)           1.32             .24          (.53)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .52           .37            1.85             .83           .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.44)         (.50)           (.58)           (.57)         (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.99    $    11.91     $     12.04     $     10.77     $   10.51
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.33%         3.14%          17.54%           7.91%         0.45%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   230,415    $  138,581     $    70,128     $    23,795     $  17,784
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   188,557    $  104,423     $    40,717     $    20,470     $  16,770
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             3.55%         3.90%           4.57%           5.53%         5.49%
Expenses excluding interest and fees on
short-term floating rate notes issued                             1.58%         1.66%           1.67%           1.73%         1.78%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    2.20%         2.29%           2.02%           2.05%         2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                2.20%         2.23%           1.82%           1.85%         1.84%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer New Jersey Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website.  You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's
Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange
Commission's e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C.
20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo]    OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5867

PR0395.001.1107
Printed on recycled paper

                           APPENDIX TO PROSPECTUS OF
                     Oppenheimer New Jersey Municipal Fund

         Graphic Material included in the prospectus of Oppenheimer New Jersey
Municipal Fund: "Annual Total Returns (Class A) (as of December 31 each year)":

         A bar chart will be included in the prospectus of Oppenheimer New
Jersey Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar                                             Oppenheimer New Jersey
Year                                                 Municipal Fund
Ended                                                Class A Shares

12/31/97                                                   9.51%
12/31/98                                                   6.38%
12/31/99                                                  -8.01%
12/31/00                                                   9.38%
12/31/01                                                   3.98%
12/31/02                                                   9.44%
12/31/03                                                   7.21%
12/31/04                                                   8.53%
12/31/05                                                   10.10%
12/31/06                                                   7.76%

--------------------------------------------------------------------------------
Oppenheimer New Jersey Municipal Fund
--------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 28, 2007

         This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2007.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                            Page

About the Fund

Additional Information About the Fund's Investment Policies and Risks...........
       The Fund's Investment Policies...........................................
       Municipal Securities.....................................................
       Other Investment Techniques and Strategies...............................
       Other Investment Restrictions............................................
       Disclosure of Portfolio Holdings.........................................

How the Fund is Managed.........................................................
       Organization and History.................................................
       Board of Trustees and Oversight Committees...............................
       Trustees and Officers of the Fund........................................
       The Manager .............................................................
Brokerage Policies of the Fund..................................................
Distribution and Service Plans..................................................
Payments to Fund Intermediaries.................................................
Performance of the Fund.........................................................

About Your Account
How To Buy Shares...............................................................
How To Sell Shares..............................................................
How to Exchange Shares..........................................................
Dividends, Capital Gains and Taxes..............................................
Additional Information About the Fund...........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.........................
Financial Statements ...........................................................

Appendix A: Municipal Bond Ratings...........................................A-1
Appendix B: Special Sales Charge Arrangements and Waivers....................B-1

--------------------------------------------------------------------------------

ABOUT THE FUND
--------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment objective and the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Fund does not make investments with the objective of seeking capital growth because that would be inconsistent with its goal of seeking tax-exempt income.  However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.
Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

         However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund may dispose of securities prior to their maturity for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Mainly Invest in?" and "About the Fund's Investments."  As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities. This includes securities that generate income subject to the alternative minimum tax. Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

         o Municipal Bonds.  The Fund has classified municipal securities having a maturity (when the security is issued) of more than one year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" and "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is five to ten years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

                  o General Obligation Bonds.  The basic security behind
general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states, counties, cities, towns, and school districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

                  o Revenue Bonds.  The principal security for a revenue
bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement ("MSA").
Revenue bonds are issued to finance a wide variety of capital projects.
Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and
hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue
Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) organizations.

         Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or
(ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

         Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under
Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A "substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

         Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

         Interest  on  certain   qualified   private   activity  bonds  that  is
tax-exempt may  nonetheless  be treated as a tax preference  item subject to the alternative  minimum  tax to  which  certain  taxpayers  are  subject.  If  such qualified  private  activity bonds are held by the Fund, a  proportionate  share of the  exempt-interest  dividends  paid by the Fund will  constitute an item of tax preference to such shareholders.

         o Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the Fund can invest in are described below.

                  o  Tax Anticipation Notes.  These are issued to finance
working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

                  o  Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

                  o  Bond Anticipation Notes.  Bond anticipation notes are
issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

                  o Construction Loan Notes.  These are sold to provide
project construction financing until permanent financing can be secured.
After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing
Administration.

                  o  Tax-Exempt Commercial Paper. This type of short-term
obligation (usually having a maturity of 270 days or less), is issued by a municipality to meet current working capital needs.

         o Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid"
securities.  Their purchase by the Fund would be limited as described below in
"Illiquid Securities."  The Fund also invests  in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:

         o the frequency of trades and price quotations for such securities;
         o the number of dealers or other potential buyers willing to purchase or sell such securities;
         o the availability of market-makers; and
         o the nature of the trades for such securities.

         Municipal leases have special risk considerations.  Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer.
The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO RELATED BONDS.  The Funds may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement
Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

         A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

         Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the
MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

         The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco
Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

         These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Funds consider the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

         Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

         To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states' MSA-related legislation. In these two cases, certain decisions by the U.S. Court of
Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and Commerce
Clause doctrines as applied to the MSA and the states' MSA-related legislation. That Court's interpretation appears to conflict with interpretations by other courts that have rejected challenges to the MSA and the states' MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds. The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the
U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the
U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states'
MSA-related legislation.

         Grand River and Freedom Holdings.   Both cases are pending in the
U.S. District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the
U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

         The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10, 2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce Clause of the U.S.
Constitution and (3) an injunction permanently enjoining the enforcement of
New York's MSA-related legislation.

         To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the
MSA and/or result in the complete loss of the Fund's outstanding investment.

         A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the
Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the
Fifth Circuit vacated the district court's dismissal of the plaintiffs'
complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California,
Louisiana, Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states'
MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

         Litigation Seeking Monetary Relief from Tobacco Industry
Participants. The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as "secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

         The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

         The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.  In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact (and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

         o Credit Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard &
Poor's Rating Services, a division of the McGraw-Hill Companies, Inc., ("S&P")
and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.
However, their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

         Lower grade securities (also referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the
Fund's net asset value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

         After the Funds buys a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's,
S&P or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

         A list of the rating categories of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this Statement of
Additional Information.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.  The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in New Jersey Municipal Securities.
Because the Fund focuses its investments primarily on New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of New Jersey and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation as well as adverse events affecting borrower entities and credit enhancement providers. It is not possible to predict the future impact of political developments, economic, regulatory or tax problems and legislation on the long-term ability of the State of New Jersey or New Jersey municipal issuers, borrower entities or credit enhancement providers to pay interest or repay principal on their obligations.

         The information below is only a brief summary of general information regarding the state and the types of obligations issued by it and its political subdivisions, based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of New Jersey issuers.  The information below is general in nature and does not provide information about the financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments. The information provided below is subject to change without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State since the date hereof.

         New Jersey is the tenth largest state in population and the fifth smallest in land area. With an average of 1,176 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington D.C., and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware
River Port Authority and the South Jersey Port Corporation across the Delaware
River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to
New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's principal manufacturing industries produce chemicals and pharmaceuticals, electrical equipment and instruments, printing, machinery, and food products. Other economic activities include business and health services, wholesale and retail trade, insurance, tourism, petroleum refining and truck farming. New Jersey is bordered on the east by the Atlantic Ocean and on the north and northwest by lakes and mountains, providing recreation for both residents and tourists.
Since 1976, casino gambling in Atlantic City has been an important State tourist attraction.

         New Jersey's population grew rapidly following World War II, before slowing to an annual rate of 0.27% in the 1970's. Between 1980 and 1990, the annual rate of growth rose to 0.51% and to 0.83% between 1990 and 2000. While this growth rate is below that of the nation, it compares favorably with other
Middle Atlantic states. However, the increase in the State's population during the past quarter century masks the redistribution of the population within the
State. There has been a significant shift from the northeastern industrial areas towards coastal and central counties within the State. According to the
United States Bureau of the Census, the State's population was 8,414,350 in
2000, and is estimated at 8,718,000 as of December 2005.

Economic Outlook. New Jersey's economy continued to expand during 2006, but at a slower pace compared to the steady economic expansion of 2005. New Jersey added approximately 119,100 jobs between March 2003 and December 2006. Payroll employment increased at an average annual rate of 0.8% last year after growing at 1.2% in 2005. The level of payroll employment in December 2006 was 4.085 million. New Jersey's employment level has consistently remained above the
4.0 million mark for the last thirty months.

         New Jersey's employment increased by 0.5% in December 2006 compared to a year ago, adding 20,500 jobs and continuing the positive year over year growth trend for the thirty-fifth consecutive month. Employment gains were primarily spread across the service providing sectors with particularly strong growth in educational and health services (11,400 jobs), followed by professional and business services (9,800 jobs) and leisure and hospitality services (5,900 jobs). The financial activities sector added 1,000 jobs in the last twelve months through December 2006. The total government sector grew by
4,600 jobs during this same period.

         The State continues to show job losses in manufacturing and downsizing in the telecommunications industry. Most of the job losses in New
Jersey in the twelve months preceding December 2006, were concentrated in manufacturing (-10,800), which has been declining for more than a decade and has shed over 100,000 jobs in the State since the early nineties. The information services sector lost 3,000 jobs in the last twelve months through
December 2006, followed by the trade, transportation and utilities sector, which lost 1,200 jobs during this period.

         The average unemployment rate for the State was 4.8% in 2006, compared to 4.4% a year ago. The declining trend in the monthly unemployment rate during the last quarter of 2006 reflects improvements in the condition of the State's labor market. New Jersey's unemployment rate dropped for the third straight month in December 2006 to 4.2% after increasing to 5.3% in August
2006.

         The preliminary growth rate for New Jersey's personal income of 6.3%
for the third quarter of calendar year 2006 came in below the revised 6.6%
rate for the second quarter of 2006. However, the preliminary growth rate for
New Jersey's personal income for the third quarter of calendar year 2006 remained above the growth rate of 5.1% for the third quarter of 2005.

         As of April 2007, the rate of inflation in New Jersey is expected to remain modest. Low interest rates have supported spending on housing and other consumer durables in the State. However, if interest rates increase in 2007, it would have a moderating influence on interest-sensitive spending in the economy. New vehicle registrations for 2006 remained 2.6% below the 2005 level. The housing sector, which has been a robust sector, weakened with declining sales of existing homes (-16.7%) and housing starts (-14.8%) in
2006. If weakness in the housing sector persists, it may have a softening effect on real consumer spending in 2007.

         Despite the near term uncertainties in the economic outlook, the
State and the nation's economy are expected to continue expanding at a steady pace through the rest of 2006 and into 2007. The Federal Reserve's October 12,
2006 Beige Book on economic performance reported that economic activity continued to expand at a moderate pace. The latest New Jersey economic forecasts from Global Insight and Rutgers, which are based on preliminary
State data through the second quarter of 2006, also project continued economic growth at a moderate pace.

         At its January 2007 meeting, the Federal Open Market Committee of the
Federal Reserve Board, while remaining hawkish on inflation, appeared more upbeat on economic growth noting that recent indicators have suggested somewhat firmer economic growth.

         The State and the nation may experience further near-term slow growth and the expected pace of economic expansion may stall if consumers, investors, and businesses become more concerned about energy prices and geopolitical tensions. To a large extent, the future direction of economic expansion nationally and in New Jersey hinges on the assumption of stable energy prices, financial markets and housing markets, along with supportive monetary and fiscal policies and geopolitical stability. However, the fundamentals of the
State's economic health remain stable and the long run prospects for economic growth in 2007 and beyond are favorable.

STATE FINANCES AND CONSTITUTIONAL LIMITATIONS

Budget Limitations. The State Constitution provides, in part, that no money shall be drawn from the State Treasury but for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the appropriations contained therein, together with all prior appropriations made for the same fiscal period, shall exceed the total amount of the revenue on hand and anticipated to be available to meet such appropriations during such fiscal period, as certified by the Governor.

Debt Limitations. The State Constitution further provides, in part, that the
State Legislature shall not, in any manner, create in any fiscal year a debt or liability of the State, which, together with any previous debts or liabilities, shall exceed at any time one percent of the total appropriations for such year, unless the same shall be authorized by a law for some single object or work distinctly specified therein. No such law shall take effect until it shall have been submitted to the people at a general election and approved by a majority of the legally qualified voters voting thereon;
provided, however, no such voter approval is required for any such law authorizing the creation of a debt for a refinancing of all or any portion of the outstanding debts or liabilities of the State, so long as such refinancing shall produce a debt service savings. Furthermore, any funds raised under these authorizations must be applied only to the specific object stated
therein. The State Constitution provides as to any law authorizing such debt:
"Regardless of any limitation relating to taxation in this Constitution, such law shall provide the ways and means, exclusive of loans, to pay the interest of such debt or liability as it falls due, and also to pay and discharge the principal thereof within thirty-five years from the time it is contracted; and
the law shall not be repealed until such debt or liability and the interest thereon are fully paid and discharged." These constitutional provisions do not apply to the creation of debts or liabilities for purposes of war, or to repel invasion, or to suppress insurrection or to meet emergencies caused by disaster or act of God.

New Jersey's Budget and Appropriation System. The State operates on a fiscal year beginning July 1 and ending June 30. For example, "Fiscal Year 2007"
refers to the State's fiscal year beginning July 1, 2006 and ending June 30,
2007.

         Pursuant to the State Constitution, no money may be drawn from the
State Treasury except for appropriations made by law. In addition, all monies for the support of State government and all other State purposes, as far as can be ascertained or reasonably foreseen, must be provided for in one general appropriation law covering one and the same fiscal year. No general appropriations law or other law appropriating money for any State purpose shall be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

         In addition to the Constitutional provisions, the New Jersey Statutes contain provisions concerning the budget and appropriation system. On or before October 1 in each year, each Department, Board, Commission, Office or other Agency of the State must file with the Director of the Division of
Budget and Accounting in the New Jersey Department of the Treasury (the
"Budget Director") a request for appropriation or permission to spend specifying all expenditures proposed to be made by such spending agency during the following fiscal year. The Budget Director then examines each request and determines the necessity or advisability of the appropriation request. The
Budget Director may hold hearings, open to the public, during the months of
October, November and December and review the budget requests with the agency heads. On or before December 31 of each year or such other time as the
Governor may request, after review and examination, the Budget Director submits the requests, together with his or her findings, comments and recommendations, to the Governor. It is then the responsibility of the
Governor to examine and consider all requests and formulate his or her budget recommendations.

         The Governor's budget message (the "Governor's Budget Message") is presented by the Governor during an appearance before a joint session of the
State Legislature which shall be convened at 12 Noon on a date on or before the fourth Tuesday in February in each year. The Governor's Budget Message for
Fiscal Year 2008 was delivered on February 22, 2007 (the "Governor's Fiscal
Year 2008 Budget Message"). The Governor's Budget Message must include the proposed complete financial program of the State government for the next ensuing fiscal year and must set forth in detail each source of anticipated revenue and the purposes of recommended expenditures for each spending agency.
After a process of legislative committee review (including testimony from the
State Treasurer), the budget, in the form of an appropriations bill, must be approved by the Senate and Assembly and must be submitted to the Governor for review. Upon such submissions, the Governor may approve the bill, revise the estimate of anticipated revenues contained therein, delete or reduce appropriation items contained in the bill through the exercise of his or her line-item veto power, or veto the bill in its entirety. Like any gubernatorial veto, such action may be reversed by a two-thirds vote of each House of the
State Legislature. In addition to anticipated revenues, the annual
Appropriations Act (defined below) also provides for the appropriation of non-budgeted revenue to the extent such revenue may be received and permits the corresponding increase of appropriation balances from which expenditures may be made. The State Legislature enacts an appropriations act on an annual basis (the "Appropriations Act") which provides the basic framework for the operation of the General Fund.

         During the course of the fiscal year, the Governor may take steps to reduce State expenditures if it appears that revenues have fallen below those originally anticipated. There are additional means by which the Governor may ensure that the State does not incur a deficit. Under the State Constitution, no supplemental appropriation may be enacted after adoption of an annual
Appropriations Act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

         New Jersey's budget process is comprehensive and inclusive, involving every department and agency in the Executive Branch, the Legislature, the
Judicial Branch, and through a series of public hearings, the citizens of the
State. The budget process begins in the summer prior to the following fiscal year with preliminary projections of revenues and expenditures, which are the basis for development of budget targets for each branch, department and agency. Individual departments and agencies are asked to prepare a funding plan or strategy for operating within the established target in the following fiscal year, which funding plan or strategy includes an analysis of the costs, benefits and priorities of every program. The funding plans and strategies are the foundations for revenue and spending decisions that are ultimately incorporated into the Governor's Budget Message.

INDEBTEDNESS AND OTHER STATE RELATED OBLIGATIONS

General Obligation Bonds. The State finances certain capital projects through the sale of general obligation bonds of the State. General obligation bond acts are both legislatively and voter-approved and are backed by the State's full faith and credit. As of June 30, 2006 the State had $3.1 billion of State general obligation bonds outstanding with another $742.4 million of bonding authorization remaining from various State general obligation bond acts. The amount provided by the State's General Fund for debt service payments for
Fiscal Year 2006 was $169.3 million.

         The State has refunded various outstanding general obligation bonds.
Refunding bond proceeds are used to purchase and deposit United States
Treasury Obligations--State and Local Government Series into a separate irrevocable trust fund held by a trustee. The investments and the fixed earnings that accrue are sufficient to fully service the defeased debt until it is called or matures. For financial reporting purposes, the refunded debt is considered defeased at the time the refunding bonds have been issued.
Therefore, the refunded debt is removed as a liability from the State's long-term obligations.

         During Fiscal Year 2006, the State refunded various general obligation debts by issuing $203.3 million of General Obligation Refunding
Bonds. As a result, $213.0 million of refunded bonds were defeased and the liability was removed from the State's long-term obligations. This refunding was undertaken to reduce total debt service payments over the next 17 years by
$12.3 million. An economic loss of $2.6 million was realized on the transaction. This refunding transaction provided a positive net present value savings of $5.1 million. As of June 30, 2006, the amount of defeased general obligation debt outstanding, but removed from the State's long-term obligations amounted to $1.1 billion.

Tax and Revenue Anticipation Notes. In Fiscal Year 1992, the State initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund imbalances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund
revenues. The State has authorized the issuance of up to $2,500,000,000 of such notes for Fiscal Year 2007. The State issued notes in the amount of
$1,750,000,000 on October 5, 2006. The notes shall be payable on June 22,
2007.

         Such tax and revenue anticipation notes do not constitute a general obligation of the State or a debt or liability within the meaning of the State
Constitution. Such notes constitute special obligations of the State payable solely from monies on deposit in the General Fund and the Property Tax Relief
Fund and legally available for such payment.

"Moral Obligation" Financing. The authorizing legislation for certain State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations and a State appropriation in the amount of the deficiency is to be made. However, the State Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible State entities.

New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing
and Mortgage Finance Agency nor its predecessors, the New Jersey Housing
Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required the State to appropriate funds to meet its "moral obligation". It is anticipated that this agency's revenues will continue to be sufficient to pay debt service on its bonds.

South Jersey Port Corporation. The State has periodically provided the South
Jersey Port Corporation (the "Port Corporation") with funds to cover debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations.

Higher Education Student Assistance Authority. The Higher Education Student
Assistance Authority ("HESAA") has not had a revenue deficiency which required the State to appropriate funds to meet its "moral obligation." It is anticipated that HESAA's revenues will continue to be sufficient to pay debt service on its bonds.

Obligations Supported by State Revenue Subject to Annual Appropriation. The
State has entered into a number of leases and contracts (collectively, the
"Agreements") with several governmental authorities to secure the financing of various State projects. Under the terms of the Agreements, the State has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects, including payments on swap agreements. The State's obligation to make payments with respect to certain financings includes payments related to interest rate exchange agreements
("swap agreements") entered into with respect to such financings. If the payments to an issuer under a swap agreement are not sufficient to pay the interest on the issuer's related obligations, the issuer must pay such deficiency. The State's obligation to make payments under the Agreements and the swap agreements is subject to and dependent upon appropriations being made by the State Legislature for such purposes. The State Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations.

Qualified Bonds. Two State acts provide for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, also with the Commissioner of Education, to qualify bonds pursuant to the acts. Upon approval of such application, the State Treasurer shall withhold from certain State revenues or other State aid payable to the municipalities, or from State school aid payable to the school district, as appropriate, an amount sufficient to pay debt service on such bonds. These qualified bonds are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be paid by the State only to the extent that the State aid or State school aid has been appropriated by the State
Legislature. As of June 30, 2006, the aggregate amount of school district and municipal qualified bonds outstanding is $217,074,850 and $1,213,790,650, respectively.

REVENUE SOURCES AND STATE FUNDS

General Fund. The General Fund is the State's chief operating fund and is the fund into which all State revenues, not otherwise restricted by statute, are deposited. Most revenues received from taxes, federal sources, and certain miscellaneous revenue items are recorded in this fund. The Appropriations Act enacted by the Legislature provides the basic framework for the operations of the General Fund. The General Fund's fiscal year ending fund balance totaled
$4.4 billion, of which, $2.5 billion represented unreserved fund balances.
During Fiscal Year 2006, total fund balance increased by $1.2 billion.

Property Tax Relief Fund. The Property Tax Relief Fund accounts for revenues from the Gross Income Tax. Appropriations from this fund must be used exclusively for the constitutional purpose of reducing or offsetting property taxes. During Fiscal Year 2006, $10.9 billion of property tax relief expenditures were made. The Property Tax Relief Fund's Fiscal Year 2006 ending unreserved--undesignated fund balance is $2.6 million.

Health Benefits Local Government Employers Program Fund. This fund accounts for employee and employer contributions received to be used to provide basic health care services for employees of local governments.

Unemployment Compensation Fund.  The Unemployment Compensation Fund accounts for monies deposited from employers and employees contributions for unemployment compensation, amounts credited or advances made by the Federal
Government, and amounts received from any other source. After consideration is given to any claim for refund of overpayment of contributions, the Division of
Employment Security transfers the remainder to the Treasurer of the
United States for credit to the State of New Jersey Unemployment Compensation
Fund.

State Lottery Fund. Monies derived from the sale of State lottery tickets are deposited into this fund. Disbursements are authorized for the payment of prizes to holders of winning lottery tickets and for the administrative expenses of the Division of State Lottery. Available fund balances are transferred to the State's General Fund in support of the amounts annually appropriated for State institutions and for education. The present value of obligations for future installment payments of lottery prizes, which are funded by the purchase of deposit fund contracts, are accounted for in this fund.

         In Fiscal Year 2006, gross revenues totaled $2.4 billion, of which
$1.4 billion was returned in prizes, $844.2 million went to State education and institutions, $192.9 million was paid to sales agents and ticket vendors, and $29.4 million covered Lottery operational and promotional expenses. As of
June 30, 2006, the State Lottery, since its inception, has generated over
$39.4 billion in gross revenues, $20.5 billion in prizes, and contributed
$15.6 billion to the State.

Special Revenue Funds.  These funds are used to account for the proceeds of specific revenue sources (other than special assessments, private-purpose trusts, or major capital projects) that are legally restricted to expenditure for specific purposes such as education, environment and health care. Special
Revenue Funds Include the Casino Revenue Fund, the Casino Control Fun and the
Gubernatorial Elections Fund.

         Legalized casino gambling was introduced into Atlantic City in 1977.
Fourteen hotel/casinos have opened in Atlantic City. Some of the casinos have discontinued operations or have been reorganized in bankruptcy due to financial difficulties. In November 2006, Sands closed after being sold to
Pinnacle Entertainment, Inc. and is expected to be demolished to make way for a new approximately $1.5 billion casino resort complex. As a result of the closing of Sands, there are now eleven casinos operating in Atlantic City.

         For the year ended December 31, 2005, the industry reported net income of $548.2 million compared to net income of $109.5 million reported for the year ended December 31, 2004. This $438.7 million increase in net income primarily reflected the benefit of nonoperating and extraordinary gains reported by two of the Trump properties in the amount of $346 million due to a reorganization of debt through bankruptcy proceedings in May 2005, as well as improved net income at three casinos.

         For the nine months ended September 30, 2006, the industry reported net income of $306.9 million compared to net income of $523.2 million for the nine month period ended September 30, 2005. This $216.3 million decrease in net income primarily reflects the absence of extraordinary gains at Trump
Plaza ($79.4 million) and at Trump Taj Mahal ($143.4 million) reported in the prior year related to the extinguishment of debt.

         The Casino Revenue Fund is used to account for the tax on gross revenues generated by the casinos. Gross revenue refers to the total of all sums actually received by a licensee from gaming operations, less the total sums paid out as winnings to patrons. Appropriations from this fund must be used for reductions in property taxes, utility charges and other expenses of eligible senior citizens and disabled residents.

         At present there are several programs funded by the Casino Revenue
Fund which assist the elderly and disabled: assistance with payment of pharmaceutical costs which constitutes the largest share of the fund; general medical services, the second largest program; "lifeline" utility credits;
residential care for seniors; transportation assistance and real estate tax rebates. From May 20, 1978, the date the first casino opened, through
December 31, 2006, the industry paid a total of $7.0 billion to the State for these programs. As of December 31, 2006, the Casino Revenue Fund earned $128 million in interest.

         With reference to other goals which the legislation set, in 2005 there were approximately 43,200 jobs in the hotel/casinos; total employment in the Atlantic County metropolitan statistical area has grown from 89,000 persons in 1975 to approximately 197,100 in 2005. Tourism has also prospered.
The number of visitors to Atlantic City exceeds 30 million annually.

         The Casino Control Fund is used to account for fees from the issuance and annual renewal of casino licenses. Appropriations are made to fund the operations of the Casino Control Commission and the Division of Gaming
Enforcement.

         The Gubernatorial Elections Fund is used to account for receipts from the dollar designations on New Jersey Gross Income Tax returns. When indicated
by the taxpayer, one dollar of the tax is reserved from Gross Income Tax revenues and credited to the Gubernatorial Elections Fund. These funds are available for appropriation pursuant to The New Jersey Campaign Contributions and Expenditures Reporting Act.

Fiduciary Funds. These funds, which include State pension fund systems, are used to account for resources held by the State for the benefit of parties outside of State government. Fiduciary funds are reported using the accrual basis of accounting, in separate Statements of Fiduciary Net Assets and
Changes in Fiduciary Net Assets. Government-wide financial statements exclude fiduciary fund activity and balances since the assets are legislatively restricted in purpose and do not represent discretionary assets the State can use to fund its operations.

Proprietary Funds.  These funds are used to account for State business-type activities. Since these funds charge fees to external users, they are known as enterprise funds. Proprietary funds provide the same information as government-wide financial statements and use the accrual basis of accounting.

FISCAL YEAR 2006 SUMMARY

         During Fiscal Year 2006, State revenues, including transfers, totaled
$50.0 billion, an increase of $4.9 billion from the prior fiscal year. General taxes totaled $26.7 billion and accounted for 53.4 percent of total State revenues for Fiscal Year 2006. This amount reflects a $3.4 billion increase from the prior fiscal year. The State's Gross Income Tax totaled $11.1 billion, the Sales and Use Tax totaled $6.8 billion and the Corporation
Business Tax totaled $3.2 billion. The State's three major taxes comprised
79.0 percent of the total general taxes that were collected during Fiscal Year
2006.

         For Fiscal Year 2006, the State's primary government's assets totaled
$35.4 billion, an increase of $4.4 billion from the prior fiscal year. This increase was the result of a $3.4 billion increase in investments as well as a
$1.0 billion increase in the State's capital assets. As of June 30, 2006, liabilities exceeded assets by $6.6 billion. The State's unrestricted net assets, which represent net assets that have no statutory commitments and are available for discretionary use, totaled a negative $19.7 billion. The negative balance is primarily a result of financing unfunded actuarial liabilities in the State's pension fund systems and uninsured motorist funds, financing local elementary and high school construction, and securitizing tobacco master settlement agreement receipts.

         June 30, 2006 component unit assets exceeded component unit liabilities by $14.2 billion. Total component unit assets grew to $35.9 billion, a $420.2 million increase in assets from the prior fiscal year.
Higher capital assets represent a majority of this increase.

         The State's governmental funds reported June 30, 2006 combined ending fund balances of $11.5 billion, an increase of $3.3 billion from the prior fiscal year. Of this amount, $2.4 billion represents unreserved undesignated fund balances with the remainder reserved for specific, legislated purposes, management reserves, and constitutional dedications. The General Fund's total ending fund balance is $4.4 billion, with $1.2 billion
unreserved--undesignated.

         Proprietary Funds reported June 30, 2006 net assets of $1.5 billion.
During the fiscal year, this amount decreased by $183.8 million.

         The State's Fiscal Year 2006 net assets decreased by $711.1 million.
During Fiscal Year 2006, the State disbursed $1.4 billion to the New Jersey
Schools Construction Corporation to help finance school facilities construction throughout the State. Approximately 53.4 percent of the State's total revenue came from general taxes, while 21.7 percent was derived from charges for services. Operating grants amounted to 19.6 percent of total revenues, while other items such as governmental subsidies and grants, capital grants, interest and investment earnings, and miscellaneous revenues accounted for the remainder. State expenditures cover a range of services. The largest expense, 28.0 percent was for educational, cultural, and intellectual development. Physical and mental health amounted to 19.2 percent of total expenditures, while government direction, management, and control amounted to
16.3 percent. Other major expenditures focused on economic planning, development, and security, public safety and criminal justice, and community development and environmental management. During Fiscal Year 2006, governmental activity expenses exceeded program revenues, resulting in the use of $30.5 billion of general revenues (mostly taxes and transfers). Revenues from business-type activities in Fiscal Year 2006 exceeded expenses by $602.0 million.

         The deficit in unrestricted governmental net assets arose primarily as a result of the cost of the State's school facilities construction program, depreciation expense related to capital assets, and certain liabilities that are required to be included in the government-wide financial statements.

         As of June 30, 2006, New Jersey's outstanding long-term debt totaled
$37.4 billion, a $5.6 billion increase over the prior fiscal year. In addition, the State has $11.2 billion of legislatively authorized bonding capacity that has not yet been issued. During Fiscal Year 2006, the legislatively authorized bonding capacity increased by $4.5 billion.

FISCAL YEARS 2007 AND 2008

Estimated Revenues.  The Sales and Use Tax collections for Fiscal Year 2007 are estimated to total $8,767.5 million, a 27.9% increase from Fiscal Year
2006. The Fiscal Year 2008 estimate of $9,188.2 million is a 4.8% increase from Fiscal Year 2007. The Fiscal Year 2007 estimate includes an increase in the Sales and Use Tax rate to 7.0% from 6.0%, broadening of the Sales and Use
Tax base to include certain services, as well as implementation of reforms to the Urban Enterprise Zones. The Fiscal Year 2008 estimate annualizes the changes resulting from the new Sales and Use Tax base and rate.

         The Gross Income Tax collections for Fiscal Year 2007 are estimated to total $11,465.0 million, a 9.1% increase from Fiscal Year 2006. The Fiscal
Year 2008 estimate of $12,351.0 million is a 7.7% increase from Fiscal Year
2007. The Fiscal Year 2008 estimate includes proposed changes to the Gross
Income Tax to take into account the expansion of the New Jersey Earned Income
Tax Credit in the amount of $64.0 million. This proposal requires the enactment of authorizing legislation.

         The Corporation Business Tax collections for Fiscal Year 2007 are estimated to total $2,798.2 million, a 7.0% decrease from Fiscal Year 2006.
The Fiscal Year 2008 estimate of $2,433.7 million is a 13.0% decrease from
Fiscal Year 2007. The Fiscal Year 2008 estimated decrease is based on the expiration of the Alternative Minimum Assessment ("AMA"), the complete phase-in of the net operating loss deduction and the reduction in the tax rate on S-corporations to 0.67% from 1.33% and assumes an anticipated slowdown in corporate pre-tax profit growth in 2007.

         Actual federal aid receipts in the General Fund and Special
Transportation Fund for Fiscal Years 2004 through 2006 amounted to $7,951.2 million, $8,010.3 million and $8,483.4 million, respectively. Federal aid receipts in the General Fund and the Special Transportation Fund for Fiscal
Years 2007 and 2008 as contained in the Governor's Fiscal Year 2008 Budget
Message are estimated to be $9,488.9 million and $9,582.4 million, respectively.

State Appropriations.  The State has made appropriations for principal and interest payments for general obligation bonds for Fiscal Years 2003 through
2005 in the amounts of $470.7 million, $442.5 million and $270.2 million, respectively. The Governor's Fiscal Year 2007 Budget Message includes an appropriation in the amount of $169.3 million for Fiscal Year 2006 and $432.8 million for Fiscal Year 2007, representing principal and interest payments for general obligation bonds.

         Of the $33,291.7 million recommended for Fiscal Year 2008 from the
General Fund, the Property Tax Relief Fund, the Casino Control Fund, the
Casino Revenue Fund and the Gubernatorial Elections Fund, $13,037.1 million
(39.2%) is recommended for State Aid, $11,939.3 million (35.9%) is recommended for Grants-in-Aid, $6,629.2 million (19.9%) is recommended for Direct State
Services, $440.4 million (1.3%) is recommended for Debt Service on State
General Obligation Bonds and $1,245.7 million (3.7%) is recommended for
Capital Construction.

         State Aid is the largest portion of Fiscal Year 2008 recommended appropriations. In Fiscal Year 2008, $13,037.1 million of the State's recommended appropriations consist of funds that are distributed to municipalities, counties and school districts.

         The largest State Aid recommended appropriation, in the amount of
$10,866.7 million, is provided for local elementary and secondary education programs. Of this amount, $3,080.3 million is for core curriculum standards;
$330.6 million is for early childhood aid; $312.9 million is for pupil transportation aid; $948.4 million is for special education; $104.6 million is for nonpublic school aid and $158.4 million is for debt service on school bonds. Other significant amounts are $251.8 million for supplemental core curriculum standards aid and $199.5 million for demonstrably effective program aid. A total of $1,925.6 million is provided in supplemental aid to Abbott districts for preschool and other required programs and to ensure parity. In addition, $2,264.1 million is recommended on behalf of school districts as the employers' share of the social security and teachers' pensions and benefits programs. Also, $511.6 million is recommended for debt service on bonds issued to finance school renovations and construction.

         Recommended appropriations to the Department of Community Affairs total $1,153.6 million in State Aid monies for Fiscal Year 2008. This includes
$47.6 million for newly-created municipal aid programs in Fiscal Year 2008.
The 2008 Municipal Property Tax Assistance Aid program, funded at $32.6 million, represents a 2.0% increase in formula-based municipal aid. The
Consolidation Fund recommendation of $15.0 million will augment the existing
$4.2 million Sharing Available Resources Efficiently ("SHARE") program to encourage municipal consolidation and shared services. Consolidated Municipal
Property Tax Relief Aid is recommended in the amount of $835.4 million. Other existing programs funded by these recommended appropriations include $132.0 million for Special Municipal Aid, $25.0 million for Extraordinary Aid, $34.8 million for the Legislative Initiative Municipal Block Grant program, $32.0 million for Municipal Homeland Security Assistance Aid and $16.9 million for housing programs.

         Recommended appropriations for the Department of the Treasury total
$464.5 million in State Aid monies for Fiscal Year 2008. The principal programs funded by these recommended appropriations are aid to county colleges
($212.0 million) and the cost of senior citizens, disabled and veterans property tax deductions and exemptions ($99.1 million). These recommended appropriations also include $35.0 million for County Solid Waste Debt Service
Aid.

         Recommended appropriations for the Department for Human Services total $427.2 million in State Aid monies for Fiscal Year 2008. The principal programs funded by these recommended appropriations are $122.0 million for patients in county psychiatric hospitals, $285.1 million for various income maintenance programs for the economically disadvantaged and $20.0 million for addiction services.

         Recommended appropriations for the Department of Law and Public
Safety total $26.5 million in State Aid monies for Fiscal Year 2008. The
Office of Homeland Security and Preparedness is recommended to receive $15.0 million to support critical capital and infrastructure issues related to homeland security. In addition, $10.5 million is recommended for Election
Management and Coordination for extended polling place hours and $1.0 million is recommended for the Division of Criminal Justice's Safe and Secure
Neighborhoods program.

         The second largest portion of the recommended appropriations in
Fiscal Year 2008 is for Grants-in-Aid. These represent payments to individuals or public or private agencies for benefits to which a recipient is entitled by law, or for the provision of services on behalf of the State. The amount recommended in Fiscal Year 2008 for Grants-in-Aid is $11,939.3 million. This amount is an increase of $1,390.3 million from Fiscal Year 2007, which is predominantly due to increases for Property Tax Credits and Medicaid.

         $2,818.6 million is recommended for the Department of the Treasury.
Included in this amount is $2,251.0 million for the Fiscal Year 2008 Homestead
Rebate program, which will provide a property tax credit/rebate of up to 20.0%
of the first $10,000 of property taxes paid by homeowners earning up to
$250,000. Funding for tenant rebates is doubled to provide maximum rebates of up to $350 to low-income non-senior tenants. All other qualified tenants will receive a 3.9% cost-of-living adjustment. Also included in the recommended appropriation is $152.0 million for Business Employment Incentive Program grants, $153.0 million for the Senior and Disabled Citizen Property Tax Freeze
and $70.8 million for the Lifeline Program in the Board of Public Utilities.

         $3,983.5 million is recommended for programs administered by the
Department of Human Services. Of that amount, $2,629.3 million is for medical services provided under the Medicaid program (excluding FamilyCare), $541.4 million is for community programs for the developmentally disabled, $299.8 million is for community programs for the mentally ill, $270.7 million is for assistance programs for the economically disadvantaged and homeless, $243.4 million is for health insurance for adults and children through the FamilyCare program, and $40.2 million is for addiction services.

         $751.5 million is recommended for programs to be administered by the
Department of Children and Families. Of that amount, $409.4 million is for child protective and permanency services, $283.6 million is for child behavioral health services and $58.6 million is for community programs intended to prevent child abuse and neglect.

         $1,581.0 million is recommended for programs administered by the
Department of Health and Senior Services. Of that amount, $873.3 million is for medical services for the aged, $362.5 million is for pharmaceutical assistance to the aged and disabled, $30.7 million is for hospital assistance programs, $97.0 million is for the Early Childhood Intervention Program, $30.0
million is for AIDS services, and $29.0 million is for other programs for the aged.

         $298.2 million is recommended for the Department of Transportation for bus and railroad subsidies.

         $889.7 million is recommended for State colleges and universities.
Other higher education recommended appropriations are $435.1 million for various grant programs including $308.9 million for student financial assistance, $20.4 million to support independent colleges and universities,
$49.5 million for debt service for the Dormitory Safety Trust Fund, the
Equipment Leasing Fund, the Higher Education Facilities Trust Fund and the
Higher Education Technology Infrastructure Fund, and $42.7 million for debt service on the Higher Education Capital Improvement Program. In addition,
$749.9 million is recommended for fringe benefit costs of State college and university employees.

         $150.7 million is recommended for the Department of Corrections
(including the State Parole Board). The largest items of recommended appropriation in this Department are $52.8 million for payments to county penal facilities to house State inmates, $61.5 million for the purchase of community services and $36.3 million for alternative parole programs.

         The third largest portion of the recommended appropriations in Fiscal
Year 2008 is applied to Direct State Services, which supports the operation of
State government's departments, the Executive Office, several commissions, the
State Legislature and the Judiciary. In Fiscal Year 2008, recommended appropriations for Direct State Services aggregate to $6,629.2 million.

LITIGATION. The State is a party to numerous pending or threatened lawsuits in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure.

RATING AGENCIES' ACTIONS.  As of July 2007, Standard & Poor's, Moody's and
Fitch rated the State's general obligation bonds, respectively, AA, Aa3 and
AA-. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. Additional revisions or withdrawals of ratings could have adverse effects on the market price of the State's municipal obligations.

ADDITIONAL CONSIDERATIONS.  New Jersey municipal obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from New Jersey state personal income taxes. Accordingly, the fund's investments in such securities may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other
U.S. territories affecting the issuers of such obligations.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

         o Floating Rate and Variable Rate Obligations.     Variable rate
demand obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

         The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no less than one (1) year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

         The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than thirty days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.
o      Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets (which includes the effects of leverage)
in inverse floaters.

        Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and
(ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a "residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees. The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

        The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

        Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

         Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

         Some inverse floaters have a feature known as an interest rate "cap"
as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forbearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

         An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

         Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

         o "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date.  The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund
engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

         When the Fund engages in when-issued and delayed delivery
transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.  Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

         When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

         o  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         o Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.  In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities.  They must meet credit requirements set by the Fund's Manager from time to time.

         The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

         Repurchase agreements, considered "loans" under the Investment
Company Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

         The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         o Illiquid Securities and Restricted Securities. The Fund has
percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.
 The Fund may also acquire restricted securities that have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         o Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

         In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the Fund.
These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

         o Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees. These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

o Puts and Standby Commitments.   The Fund can acquire "stand-by
commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.
When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put
(at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

         A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

o      Other Derivative Investments.  The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

         o Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:

         o sell interest rate futures or municipal bond index futures,
         o buy puts on such futures or securities, or
         o write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

         The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

         The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

         o buy interest rate futures or municipal bond index futures, or
         o buy calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under applicable regulations governing the Fund.

         o Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

         A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

         No money is paid by or received by the fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the
Fund on the future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

         The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S.
Treasury Bonds on a duration-adjusted basis.

         Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).  For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful.  U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

         o Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

         o Writing Covered Call Options.  The Fund can write (that is, sell)
call options.  The Fund's call writing is subject to a number of restrictions:

(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of
              The NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.
(3)      Each call the Fund writes must be "covered" while it is outstanding.
              That means the Fund must own the investment on which the call was written.

         When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

         The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

         The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

                  o Purchasing Puts and Calls.  The Fund may buy calls only
on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

         When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if the call is sold at a profit or the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date.  In that case the
Fund will lose its premium payment and the right to purchase the underlying investment.

         Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

         The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

         When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

         o Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.  The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities may affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the
Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.  However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

       The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

       The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

       The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging).  It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

       An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

       o Interest Rate Swap Transactions.  In an interest rate swap, the
Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

       Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

       The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         o Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this Statement of Additional
Information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

o      Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Active and frequent trading increases the rate of portfolio turnover and could increase the Fund's transaction costs.  However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

         The Fund ordinarily does not trade securities to achieve capital gains, because such gains would not be tax-exempt income.  To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The
Fund's annual portfolio turnover rate normally is not expected to exceed 100%.
The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

         o Temporary Defensive and Interim Investments. The securities the
Fund can invest in for temporary defensive purposes include the following:

                  o short-term municipal securities;
                  o obligations issued or guaranteed by the U.S. Government
                      or its agencies or instrumentalities;
                  o corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
                  o commercial paper rated "A-1" by S&P, or a comparable
                      rating by another nationally recognized rating agency;
                      and
                  o certificates of deposit of domestic banks with assets
                      of $1 billion or more.

The Fund also might hold these type of securities pending the investment of proceeds for the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

         o Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of paying exempt-interest dividends to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities the Fund would buy for temporary defensive purposes.

At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, a Fund may determine or be required to accept equity securities form the issuer in exchange for all or a portion of the
Fund's holdings in the municipal security. Although the Manager will attempt to sell the equity security as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such securities in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities in its portfolio for limited period of time in order to liquidate the equity securities in a manner that maximizes their value to the
Fund.

Other Investment Restrictions

         o What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

         o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy.  Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The Fund's
Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of
Additional Information, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

         o Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

         o The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general, or to New Jersey municipal securities.

         o The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         o  The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

         o The Fund cannot make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         o The Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         o  The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o      The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities. This includes securities that generate income subject to the alternative minimum tax.

         Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         The Fund cannot invest in other investment companies except to the extent permitted by the Act. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment adviser or sub-adviser. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as the Fund. The Fund's policy not to concentrate its investments, as described above, also would permit the Fund to adopt a "master-feeder"
structure. Under that structure, the Fund would be a "feeder" fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure.
The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this Statement of Additional Information would be revised accordingly.

         The Fund's policy on senior securities does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

         o Does the Fund Have Other Restrictions that are Not Fundamental
Policies?

         The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the
Board of Trustees, without obtaining shareholder approval.

         o The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this Statement of Additional Information.

         o The Fund cannot purchase securities other than hedging
instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

o      The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policy on borrowing and hedging instruments is permitted.

         o The Fund cannot sell securities short.

         o The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

         o The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

Non-Diversification of the Fund's Investments.   The Fund is
"non-diversified," as defined in the Investment Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code.  If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than
Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) not more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

         The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.  Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the
Funds' industry concentration policies, STA Bonds are considered to be
"municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds,
STA Bonds are not within any industry and are not subject to the Funds'
industry concentration policies.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o        Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its semi-annual and annual
                  reports to shareholders, or in the Statements of Investments on Form N-Q. Those documents are publicly available at the
                  SEC.  In addition, the top 200 month-end holdings may be
                  posted on the OppenheimerFunds' website at
                  www.oppenheimerfunds.com (select the Fund's name under the
                  "view Fund Information for:" menu) with a 15-day lag. The
                  Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and
                  its shareholders.  Other general information about the
                  Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

               Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
      Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the
      Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the
      Manager and its subsidiaries pursuant to agreements approved by the
      Fund's Board shall not be deemed to be "compensation" or "consideration"
      for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 20 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of
                  Fund portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's
                  Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Fund's Manager, Distributor and Transfer Agent who
                  need to have access to such information (as determined by
                  senior officers of such entity),
o        The Fund's independent registered public accounting firm,
o        Members of the Fund's Board and the Board's legal counsel,
o        The Fund's custodian bank,
o        A proxy voting service designated by the Fund and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o        Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
      15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
      Manager in connection with portfolio trading, and (2) by the members of the Manager's Securities Valuation Group and Accounting Departments in
      connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions
                  (purchases and sales)

o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's
                  regular pricing services)
o        Dealers to obtain price quotations where the fund is not identified as the owner.

      Portfolio holdings information (which may include information on the
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
      Manager, Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o        Response to regulatory requests for information (the SEC, FINRA, state securities regulators, and/or foreign securities
                  authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),

o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality
                  agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

               Portfolio  managers and analysts  may,  subject to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
      Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
      Distributor, and Transfer Agent shall oversee the compliance by the
      Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
      Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                           Fortis Securities                     Pacific Crest Securities
ABN AMRO                                 Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

     How the Fund Is Managed

     Organization  and History.  The Fund, a series of  Oppenheimer  Multi-State
Municipal  Trust  (the  "Trust),  is  an  open-end,  non-diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Trust was  organized as a  single-series  Massachusetts  business trust in 1989. In 1993 it was  reorganized to be a  multi-series  business trust
(now called  Oppenheimer  Multi-State  Municipal Trust). The Fund was added as a separate  series of that Trust in 1994. Each of the three series of the Trust is a separate fund that issues its own shares,  has its own  investment  portfolio, and has its own assets and liabilities.

     o Classes of Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class A, Class B and Class
C. All classes invest in the same investment portfolio. Each class of shares:

             o        has its own dividends and
                           distributions,
             o        pays certain expenses which may be
                           different for the different
                           classes,
             o        will generally have a different net
                           asset value,
             o        will generally have separate voting
                           rights on matters in which
                           interests of one class are
                           different from interests of
                           another class, and
             o        votes as a class on matters that
                           affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to a vote of  shareholders.  Each  share  of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     o Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     o  Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee,  and a Governance  Committee.  Each committee is comprised  solely of
Trustees who are not "interested  persons" under the Investment Company Act (the
"Independent Trustees").  The members of the Audit Committee are David K. Downes
(Chairman),  Phillip A.  Griffiths,  Mary F. Miller,  Russell S. Reynolds,  Jr.,
Joseph M. Wikler and Peter I. Wold. The Audit  Committee held 5 meetings  during the Fund's fiscal year ended July 31, 2007.  The Audit  Committee  furnishes the
Board with  recommendations  regarding the  selection of the Fund's  independent registered  public  accounting  firm  (also  referred  to  as  the  "independent
Auditors").  Other main functions of the Audit  Committee  outlined in the Audit
Committee Charter,  include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports  from the Fund's  independent  Auditors  regarding  the Fund's  internal accounting  procedures and controls;  (iii) reviewing reports from the Manager's
Internal Audit  Department;  (iv)  maintaining a separate line of  communication between  the Fund's  independent  Auditors  and the  Independent  Trustees;  (v)
reviewing  the  independence  of  the  Fund's  independent  Auditors;  and  (vi)
pre-approving  the  provision of any audit or  non-audit  services by the Fund's independent  Auditors,  including tax services,  that are not  prohibited by the
Sarbanes-Oxley  Act, to the Fund,  the Manager  and  certain  affiliates  of the
Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  David K. Downes,  Matthew P. Fink,  Phillip A.  Griffiths,  Joel W.
Motley and Joseph M. Wikler.  The Regulatory  &  Oversight  Committee held 6 meetings during the Fund's fiscal year ended July 31, 2007.

     The Regulatory  &  Oversight  Committee Op evaluates and reports to the
Board on the Fund's contractual arrangements,  including the Investment Advisory and Distribution Agreements,  transfer agency and shareholder service agreements and custodian  agreements as well as the policies and procedures  adopted by the
Fund to comply with the Investment  Company Act and other  applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The members of the  Governance  Committee  are Joel W.  Motley  (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller,  Russell S. Reynolds,  Jr. and
Peter I. Wold. The Governance Committee held 7 meetings during the Fund's fiscal year ended July 31, 2007. The Governance Committee reviews the Fund's governance
guidelines,   the  adequacy  of  the  Fund's  Codes  of  Ethics,   and  develops
qualification  criteria for Board members  consistent with the Fund's governance guidelines,  provides  the  Board  with  recommendations  for  voting  portfolio securities  held by the Fund, and monitors the Fund's proxy voting,  among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other Board  members,  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer New Jersey Municipal Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Fund's outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals                               Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                     Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                 Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring Japan Fund                                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Baring SMA International Fund                     Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer California Municipal Fund                         Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund                                 Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified Fund                    Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund                         Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company Fund                  OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Value Fund                          OFI Tremont Market Neutral Hedge Fund
Oppenheimer Institutional Money Market Fund                   Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Limited Term California Municipal Fund            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Money Market Fund, Inc.                           Oppenheimer U.S. Government Trust

         In addition to being a Board member of each of the Board I Funds,
Messrs. Downes, Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer Funds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

         Messrs. Fielding, Cottier, Loughran, Willis, Stein, Gillespie,
Murphy, Petersen, Szilagyi,Vandehey, Wixted, and Zack, and Mss. Bloomberg and
Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds.  As of November 5, 2007, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.  In addition, none of the Independent
Trustees (nor any of their immediate family members), owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

         Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
"Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term or until his or her resignation, retirement, death or removal.
-------------------------------------------------------------------------------------------------------------------------------------

                                                        Independent Trustees

-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years;                 Dollar Range of     Aggregate Dollar
                                                                                                   Shares
with the Fund,               Other Trusteeships/Directorships Held;                             Beneficially      Range Of Shares
Length of Service,           Number of Portfolios in the Fund Complex                             Owned in       Beneficially Owned
Age                          Currently Overseen                                                   the Fund      in Supervised Funds

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2006

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund) (since    None              Over $100,000
Chairman of the Board of     September 1995); Director of Special Value Opportunities Fund,
Trustees since 2007,         LLC (registered investment company) (since September 2004);
Trustee since 2005,          Member of Zurich Financial Investment Advisory Board
Age: 64                      (insurance) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1991);
                             Chairman, The Jackson Laboratory Board of Trustees (since
                             August 2007); Trustee of the Institute for Advanced Study
                             (non-profit educational institute) (since May 1992); Special
                             Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of
                             Research Foundation of AIMR (investment research, non-profit)
                             (2000-2002); Governor, Jerome Levy Economics Institute of Bard
                             College (economics research) (August 1990-September 2001);
                             Director of Ray & Berendtson, Inc. (executive search firm)
                             (May 2000-April 2002). Oversees 64 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

David K. Downes,             President, Chief Executive Officer and Board Member of CRAFund         None           Over $100,000
Trustee since 2007           Advisors, Inc. (investment management company) (since January
Age: 67                      2004); President of The Community Reinvestment Act Qualified
                             Investment Fund (investment management company) (since January
                             2004); Independent Chairman of the Board of Trustees of Quaker
                             Investment Trust (registered investment company) (since
                             January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Chief Operating
                             Officer and Chief Financial Officer of Lincoln National
                             Investment Companies, Inc. (subsidiary of Lincoln National
                             Corporation, a publicly traded company) and Delaware
                             Investments U.S., Inc. (investment management subsidiary of
                             Lincoln National Corporation) (1993-2003); President, Chief
                             Executive Officer and Trustee of Delaware Investment Family of
                             Funds (1993-2003); President and Board Member of Lincoln
                             National Convertible Securities Funds, Inc. and the Lincoln
                             National Income Funds, TDC (1993-2003); Chairman and Chief
                             Executive Officer of Retirement Financial Services, Inc.
                             (registered transfer agent and investment adviser and
                             subsidiary of Delaware Investments U.S., Inc.) (1993-2003);
                             President and Chief Executive Officer of Delaware Service
                             Company, Inc. (1995-2003); Chief Administrative Officer, Chief
                             Financial Officer, Vice Chairman and Director of Equitable
                             Capital Management Corporation (investment subsidiary of
                             Equitable Life Assurance Society) (1985-1992); Corporate
                             Controller of Merrill Lynch & Company (financial services
                             holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate
                             Budget Director (1974-1977), Assistant Treasurer (1972-1974)
                             and Director of Corporate Taxes (1969-1972); held the
                             following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior
                             (1965-1967) and Staff Accountant (1963-1965); United States
                             Marine Corps (1957-1959). Oversees 64 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2005           research foundation) (since 2005); Director of ICI Education
Age: 66                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute (trade
                             association) (October 1991-June 2004); Director of ICI Mutual
                             Insurance Company (insurance company) (October 1991-June
                             2004). Oversees 54 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 64    None              Over $100,000
Trustee since 1993           portfolios in the OppenheimerFunds complex.
Age: 74

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              None
Trustee since 1999           (since 2002) and Member (since 1979) of the National Academy
Age: 69                      of Sciences; Council on Foreign Relations (since 2002);
                             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative Group
                             (since 1999); Member of the American Philosophical Society
                             (since 1996); Trustee of Woodward Academy (since 1983);
                             Foreign Associate of Third World Academy of Sciences; Director
                             of the Institute for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999); Provost at
                             Duke University (1983-1991). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              Over $100,000
Trustee since 2004           (since October 1998); and Senior Vice President and General
Age: 64                      Auditor of American Express Company (financial services
                             company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joel W. Motley,              Managing Director of Public Capital Advisors, LLC (privately     None              Over $100,000
Trustee since 2002           held financial adviser) (since January 2006).  Director of
Age: 55                      Columbia Equity Financial Corp. (privately-held financial
                             adviser) (since 2002); Managing Director of Carmona Motley,
                             Inc. (privately-held financial adviser) (since January 2002);
                             Managing Director of Carmona Motley Hoffman Inc.
                             (privately-held financial adviser) (January 1998-December
                             2001); Member of the Finance and Budget Committee of the
                             Council on Foreign Relations, Member of the Investment
                             Committee of the Episcopal Church of America, Member of the
                             Investment Committee and Board of Human Rights Watch and
                             Member of the Investment Committee of Historic Hudson Valley.
                             Oversees 54 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Russell S. Reynolds, Jr.,    Chairman of RSR Partners (formerly "The Directorship Search      None              Over $100,000
Trustee since 1989           Group, Inc.") (corporate governance consulting and executive
Age: 75                      recruiting) (since 1993); Life Trustee of International House
                             (non-profit educational organization); Former Trustee of The
                             Historical Society of the Town of Greenwich; Former Director
                             of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joseph M. Wikler,            Director of the following medical device companies: Medintec     None              Over $100,000
Trustee since 2005           (since 1992) and Cathco (since 1996); Director of Lakes
Age: 66                      Environmental Association (environmental protection
                             organization) (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                             Director of Fortis/Hartford mutual funds (1994-December 2001).
                             Director of C-TASC (a privately held bio-statistics company)
                             (since May 2007). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President of Wold Oil Properties, Inc. (oil and gas              None              Over $100,000
Trustee since 2005           exploration and production company) (since 1994); Vice
Age: 59                      President of American Talc Company, Inc. (talc mining and
                             milling) (since 1999); Managing Member of Hole-in-the-Wall
                             Ranch (cattle ranching) (since 1979); Vice President,
                             Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996 - 2006); Director and
                             Chairman of the Denver Branch of the Federal Reserve Bank of
                             Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions an officer and director of the Manager,  and as a shareholder of its parent  company.  The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as Trustee for an indefinite  term, or until his  resignation, retirement,  death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

                                             INTERESTED TRUSTEE AND OFFICER

--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------

                                                                                                     As of December 31, 2006

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director of the Manager     None              Over $100,000
Trustee since 2001 and      since June 2001; President of the Manager (September 2000-March
President and Principal     2007); President and a director or trustee of other Oppenheimer
Executive Officer since     funds; President and Director of Oppenheimer Acquisition Corp.
2001                        ("OAC") (the Manager's parent holding company) and of
Age: 58                     Oppenheimer Partnership Holdings, Inc. (holding company
                            subsidiary of the Manager) (since July 2001); Director of
                            OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                            (November 2001-December 2006); Chairman and Director of
                            Shareholder Services, Inc. and of Shareholder Financial
                            Services, Inc. (transfer agent subsidiaries of the Manager)
                            (since July 2001); President and Director of OppenheimerFunds
                            Legacy Program (charitable trust program established by the
                            Manager) (since July 2001); Director of the following
                            investment advisory subsidiaries of the Manager: OFI
                            Institutional Asset Management, Inc., Centennial Asset
                            Management Corporation, Trinity Investment Management
                            Corporation and Tremont Capital Management, Inc. (since
                            November 2001), HarbourView Asset Management Corporation and
                            OFI Private Investments, Inc. (since July 2001); President
                            (since November 1, 2001) and Director (since July 2001) of
                            Oppenheimer Real Asset Management, Inc.; Executive Vice
                            President of Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of DLB
                            Acquisition Corporation (holding company parent of Babson
                            Capital Management LLC) (since June 1995); Member of the
                            Investment Company Institute's Board of Governors (since
                            October 3, 2003); Chief Operating Officer of the Manager
                            (September 2000-June 2001). Oversees 102 portfolios in the
                            OppenheimerFunds complex.

--------------------------- ----------------------------------------------------------------- ----------------- --------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Fielding, Loughran, Cottier, Willis, Stein, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi,Vandehey and Wixted and Ms. Ives,
6803 S. Tucson Way, Centennial, Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

  --------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
  --------------------------------------------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------
  Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years
  Fund, Length of Service, Age
  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Ronald H. Fielding,              Senior Vice President of the Manager and Chairman of the Rochester Division of the
  Vice President and Senior        Manager since January 1996; Chief Strategist, Senior Portfolio Manager and a trader for
  Portfolio Manager since 2007     the Fund and other Oppenheimer funds. A Portfolio Manager and officer of 18 portfolios
  Age: 58                          in the OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Daniel G. Loughran, Senior       Vice President of the Manager since April 2001; Vice President of the Rochester
  Vice President since 2007 and    division of the Manager (since January 1996).  Team leader, a Senior Portfolio Manager
  Portfolio Manager since 2002     and a trader for the Fund and other Oppenheimer funds. A Portfolio Manager and officer
  Age: 42                          of 18 portfolios in the OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Scott Cottier, Vice President    Vice President of the Manager since 2002; Portfolio manager and trader at Victory
  since 2005 and Portfolio         Capital Management (1999-2002). Senior Portfolio Manager and trader for the Fund and
  Manager since 2005               other Oppenheimer Funds. An officer of 18 portfolios in the OppenheimerFunds complex.

  Age: 35
  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Troy Willis, Vice President      Assistant Vice President of the Manager since July 2005; Associate Portfolio Manager of
  since 2005 and Portfolio         the Manager since 2003; A corporate attorney for Southern Resource Group (1999-2003). A
  Manager since 2005               Portfolio Manager and officer of 18 portfolios in the OppenheimerFunds complex.

  Age: 33
  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Richard Stein                    Vice President of the Manager since 1997; Director of the Rochester Credit Analysis
  Vice President since 2007        team since 2003; Head of Rochester's Credit Analysis team since 1993.
  Age : 49

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Mark S. Vandehey,                Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
  Vice President and Chief         Chief Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial
  Compliance Officer since 2004    Asset Management and Shareholder Services, Inc. (Since March 2004); Vice President of
  Age: 57                          OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
                                   Shareholder Services, Inc. (since June 1983). Former Vice President and Director of
                                   Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                   OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Brian W. Wixted,                 Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
  Treasurer and Principal          following: HarbourView Asset Management Corporation, Shareholder Financial Services,
  Financial & Accounting Officer   Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
  since 1999                       Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
  Age: 48                          Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                   OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                   OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                   Treasurer of the following: OAC (since March 1999),Centennial Asset Management
                                   Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                   2000-June 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Brian Petersen,                  Vice President of the Manager (since February 2007); Assistant Vice President of the
  Assistant Treasurer since 2004   Manager (August 2002-February 2007). An officer of 102 portfolios in the
  Age: 37                          OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Brian C. Szilagyi,               Assistant Vice President of the Manager (since July 2004); Director of Financial
  Assistant Treasurer since 2005   Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
  Age: 37                          Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
                                   Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Robert G. Zack,                  Executive Vice President (since January 2004) and General Counsel (since March 2002) of
  Secretary since 2001             the Manager/Adviser; General Counsel and Director of the Distributor (since December
  Age: 59                          2001); General Counsel of Centennial Asset Management Corporation (since December
                                   2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since November
                                   2001); Assistant Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                   Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                   Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                   General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                   Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                   Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                   Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                   November 2001); Director of OppenheimerFunds International Distributor Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Kathleen T. Ives,                Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
  Assistant Secretary since 2001   October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
  Age: 42                          (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
                                   Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                   Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                   Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                   Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the
                                   OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Lisa I. Bloomberg,               Vice President and Associate Counsel of the Manager (since May 2004); First Vice
  Assistant Secretary since 2004   President (April 2001-April 2004), Associate General Counsel (December 2000-April
  Age: 39                          2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
                                   (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------
  -------------------------------- -----------------------------------------------------------------------------------------

  Phillip S. Gillespie,            Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
  Assistant Secretary since 2004   Mr. Gillespie held the following positions at Merrill Lynch Investment Management:
  Age: 43                          First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
                                   President (1998-2000). An officer of 102 portfolios in the OppenheimerFunds complex.

  -------------------------------- -----------------------------------------------------------------------------------------

         o Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The  compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July 31, 2007. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31,
  2006.

---------------------------------- --------------------- --------------------- --------------------- ---------------------
 Name and Other Fund Position(s)        Aggregate             Retirement         Estimated Annual     Total Compensation
                                                         Benefits Accrued as
         (as applicable)               Compensation          Part of Fund         Benefits Upon       From the Fund and
                                     From the Fund(1)          Expenses           Retirement(2)          Fund Complex
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- ------------------------------------------- --------------------- ---------------------

                                        Fiscal year ended July 31, 2007                              Year ended December
                                                                                                           31, 2006

---------------------------------- ------------------------------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

David K. Downes((21))                       $0                   N/A              $45,913(2(2))         $146,668(2(3))
Audit Committee Chairman
and Regulatory & Oversight
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Clayton K. Yeutter(7)                   $644((8))               $7,841             $117,498(9)             $173,700

Chairman of the Board
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Matthew P. Fink                            $918                  $837              $56,034(10)             $113,472
Governance Committee Member and
Regulatory & Oversight Committee
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Robert G. Galli

Regulatory & Oversight Committee          $1,105                $1,277          $574,819((10))(11)      $264,812((12))
Chairman

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Phillip A. Griffiths

Audit Committee Member and
Regulatory & Oversight Committee       $1,190((13))             $3,149            $327,278((20))           $150,760
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Mary F. Miller

Audit Committee Member and               $893(14)                $522             $66,814((20))            $106,792
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Joel W. Motley

Governance Committee Chairman
and Regulatory & Oversight             $1,092((15))             $1,176            $97,539((20))            $150,760
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Kenneth A. Randall (16)                    $994                 $6,245            $67,138((17))            $134,080

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Russell S. Reynolds, Jr.                   $906                 $2,538            $59,739((17))            $110,120
Audit Committee Member and
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Joseph M. Wikler                       $865((1)(8))             $2,661            $159,825((20))           $99,080
Audit Committee Member and
Regulatory & Oversight Committee
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Peter I. Wold

Audit Committee Member and              $865((19))              $2,013            $108,941((20))           $99,080
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Brian F. Wruble(3)                      $1,058(4)                $764           $81,942((5))((20))      $241,260((6))
Chairman of the Board

---------------------------------- --------------------- --------------------- --------------------- ---------------------
1.       "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.

2.       "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds.. Although the Trustees of the Fund and other Board I Funds are no longer accruing benefits, plan participants receive previously accrued benefits as described below under "Retirement Plan for Trustees." Plan participants have elected a distribution method with respect to their benefits under the Plan.
3.       Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.   Includes $894 deferred by Mr. Wruble under the "Compensation Deferral
     Plan" described below.
5.       Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
6.       Includes $135,500 paid to Mr. Wruble for serving as trustee or director of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
7.       Mr. Yeutter retired as Chairman of the Board of Trustees of the Board
     I Funds effective December 31, 2006.
8.       Includes $67 deferred by Mr. Yeutter under the "Deferred Compensation
     Plan" described below.
9.       Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006.
10.      Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.      Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
12.      Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds at (December 31, 2005) that are not
     Board I Funds.
13.  Includes $1,165 deferred by Mr. Griffiths under the "Compensation
     Deferral Plan" described below.
14.      Includes $364 deferred by Ms. Miller under the "Compensation Deferral
     Plan" described below.
15.      Includes $222 deferred by Mr. Motley under the "Compensation Deferral
     Plan" described below.
16.      Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.      Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
     Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
18.      Includes $432 deferred by Mr. Wikler under the "Compensation Deferral
     Plan" described below.
19.      Includes $711 deferred by Mr. Wold under the "Compensation Deferral
     Plan" described below
20.      Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
21.      Mr. Downes was appointed as Trustee to the Board I funds on August 1,
     2007
22.      Estimated benefits to be paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.
23.      Compensation paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.

         o  Retirement Plan for Trustees.  The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A
Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The Board has frozen the retirement plan with respect to new accruals as of December 31,
2006 (the "Freeze Date"). Each Trustee continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing
Board Member") may elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii)
rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the
Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

         o  Compensation Deferral Plan.  The Board of Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

         o  Major Shareholders.  As of November 5, 2007, the only persons or entities who owned of record or who were known by the Fund to own beneficially
5% or more of any class of the Fund's outstanding shares were:

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#, 4800
Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
3,820,877.377 Class A shares (7.41% of the Class A shares then outstanding) for the benefit of its customers.

         Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 2,803,349.502 Class A shares (5.80% of the Class A shares then outstanding) for the benefit of its customers.

         Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 458,927.220 Class B shares (7.92% of the Class B shares then outstanding) for the benefit of its customers.

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#, 4800
Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
352,441.170 Class B shares (6.08% of the Class B shares then outstanding) for the benefit of its customers.

         Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 2,324,131.225 Class C shares (12.19% of the Class C shares then outstanding) for the benefit of its customers.

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#, 4800
Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
4,329,221.618 Class C shares (22.71% of the Class C shares then outstanding)
for the benefit of its customers.

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company a global, diversified insurance and financial services organization.

         o Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C.  You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov.  Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

o Portfolio Proxy Voting.   The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by
the Fund.   The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the
Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the
Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the
Proxy Voting Guidelines provide discretion to the Manager on how to vote, the
Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o        The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o        The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o        In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors or trustees.
o        The Fund supports proposals to eliminate cumulative voting.
o        The Fund opposes re-pricing of stock options without shareholder approval.
o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive

              The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

         o  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund.  Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

---------------------------- ---------------------------------------- -------------------------------------------
                                                                                Management Fee Paid to

       Fiscal Years                      Management Fee                              the Manager
        Ended 7/31                 (Without Voluntary Waiver)                       (after waiver)

---------------------------- ---------------------------------------- -------------------------------------------
---------------------------- ---------------------------------------- -------------------------------------------
           2005                            $1,363,857                                  $902,968
---------------------------- ---------------------------------------- -------------------------------------------
---------------------------- ---------------------------------------- -------------------------------------------
           2006                            $2,537,206                                 $2,224,126
---------------------------- ---------------------------------------- -------------------------------------------
---------------------------- ---------------------------------------- -------------------------------------------

           2007                            $3,853,613                                    N/A

---------------------------- ---------------------------------------- -------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

         Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran,
Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

       Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry, and Franz
also manage other investment portfolios and other accounts on behalf of the
Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of July
31, 2007.  No account has a performance-based advisory fee:

    Portfolio Manager           Registered    Total Assets    Other Pooled  Total Assets in     Other     Total Assets
                                              in Registered                   Other Pooled
                                Investment     Investment      Investment      Investment                   in Other
                                 Companies      Companies       Vehicles        Vehicles      Accounts      Accounts
                                  Managed      Managed(1)       Managed        Managed(2)      Managed     Managed(2)
    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Ronald  H. Fielding            18          $32,315           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Daniel G. Loughran             18          $32,315           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Scott S. Cottier               18          $32,315           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Troy E. Willis                 18          $32,315           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Mark R. DeMitry                18          $32,315           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Marcus V. Franz                18          $32,315           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

        1. In millions.

        2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

       As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or they may manage funds or accounts with different investment objectives and strategies.

o        Compensation of the Portfolio Managers.  The Fund's Portfolio
Managers are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
July 31, 2007, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the Fund is
Lipper - New Jersey Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio
Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets.
The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

         o  Ownership of Fund Shares.  As of July 31, 2007, the Portfolio
Managers did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund.  The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers including "affiliated" brokers, as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers
(other than affiliates) that provide both brokerage and research services to the Fund.  The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.  The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer.  The
Manager's executive officers supervise the allocation of brokerage.

         Most securities purchases made by the Fund are in principal transactions at net prices. (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.
Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities purchased from dealers include a spread between the bid and asked price.  Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis. In that situation, the Fund would incur a brokerage commission.

         Other funds advised by the Manager have investment policies similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset sizes and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the
Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates.  Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and
(iii) the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal years ended July 31, 2005, 2006 and 2007, the Fund paid no brokerage commissions.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
                Aggregate          Class A Front-End                        Concessions on      Concessions on
  Fiscal        Front-End Sales    Sales Charges       Concessions on       Class B Shares      Class C Shares
  Years Ended   Charges on Class   Retained by         Class A Shares       Advanced by         Advanced by
  7/31:         A Shares           Distributor(1)      Advanced by          Distributor(2)      Distributor(2)
                                                       Distributor(2)
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2005         $1,979,397           $321,354             $74,595             $623,968            $402,303
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2006         $3,529,554           $549,821            $283,284             $749,525            $715,589
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------

      2007         $3,749,084           $573,270            $329,057             $435,016            $828,203

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.       The Distributor advances concession payments to financial
     intermediaries for certain sales of Class A shares and for sales of Class
     B and Class C shares from its own resources at the time of sale.

  ----------------- ------------------------------ ------------------------------- --------------------------------

                    Class A Contingent Deferred    Class B Contingent Deferred     Class C Contingent Deferred
  Fiscal Years      Sales Charges Retained by      Sales Charges Retained by       Sales Charges Retained by
  Ended 7/31:       Distributor                    Distributor                     Distributor

  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
        2005                    $250                          $133,731                         $40,746
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
        2006                   $10,245                        $107,185                         $55,855
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------

        2007                   $23,436                        $167,271                         $46,353

  ----------------- ------------------------------ ------------------------------- --------------------------------

Distribution and Service Plans.  The Fund has adopted a Service Plan for its
Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act.  Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees,(1) cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees.

         Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the
Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

         o  Class A Service Plan Fees.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class
A shares. The Fund makes these payments quarterly, based on an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund.
The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval.  The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the
Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.  The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25%
of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended July 31, 2007, payments under the Class A plan totaled $715,154, of which $12 was retained by the Distributor and included $9,084 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years.  The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

o      Class B and Class C Distribution and Service Plans.  Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance.  However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased.  After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 0.90% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B shares.  The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o      pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o      may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o      employs personnel to support distribution of Class B and Class C shares,
o      bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o      may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o      receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o      may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o      may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o      may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and
(ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those categories of expenses exceed the capped amount, the Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the
Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 --------------------------------------------------------------------------------------------------------------------

               Distribution and Service Fees Paid to the Distributor in the Fiscal Year Ended 7/31/07

 --------------------------------------------------------------------------------------------------------------------
 ------------------ ----------------------- ----------------------- ------------------------ ------------------------
 Class:              Total Payments Under     Amount Retained by         Distributor's            Distributor's
                                                                                              Unreimbursed Expenses
                                                                    Aggregate Unreimbursed    as % of Net Assets of
                             Plan                Distributor          Expenses Under Plan             Class
 ------------------ ----------------------- ----------------------- ------------------------ ------------------------
 ------------------ ----------------------- ----------------------- ------------------------ ------------------------

 Class B Plan              $679,589              $592,964(1)              $2,663,862                  3.62%

 ------------------ ----------------------- ----------------------- ------------------------ ------------------------
 ------------------ ----------------------- ----------------------- ------------------------ ------------------------

 Class C Plan             $1,695,233             $826,661(2)              $2,739,194                  1.19%

 ------------------ ----------------------- ----------------------- ------------------------ ------------------------

1.       Includes $529 paid to an affiliate of the Distributor's parent company.
2.       Includes $4,039 paid to an affiliate of the Distributor's parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the Manager and/or
the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the
Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o        depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are
                    payable by the Distributor to financial intermediaries
                    (see "About Your Account" in the Prospectus);
o        ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's
                    distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the
                    Fund's assets and allocated to the class of shares to
                    which the plan relates (see "About the Fund --
                    Distribution and Service Plans" above);
o        shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
                    administrative or shareholder services, including
                    retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement
                    to the Manager or Distributor for expenses they incur on
                    behalf of the Fund.

o        Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
             Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o        These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other
                    Oppenheimer funds through certain trading platforms and
                    programs, transaction processing or other services;

o        The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
                    self-regulatory agency, such as FINRA. Payments are made
                    based on the guidelines established by the Manager and
                    Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the
Fund's Prospectus and this Statement of Additional Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the
             Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and
             management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  1st Global Capital Co.                                  Advantage Capital Corporation / FSC
   Aegon                                                  Aetna Life Ins & Annuity Co.
   AG Edwards                                             AIG Financial Advisors
   AIG Life                                               Allianz Life Insurance Company
   Allstate Life                                          American Enterprise Life Insurance
   American General Annuity                               American Portfolios
   Ameriprise                                             Ameritas
   Annuity Investors Life                                 Associated Securities
   AXA Advisors                                           AXA Equitable Life Insurance
   Banc One Securities Corporation                        BNY Investment Center
   Cadaret Grant & Co, Inc.                               Chase Investment Services
   Citicorp Investment Services, Inc.                     Citigroup Global Markets Inc (SSB)
   CitiStreet                                             Citizen's Bank of Rhode Island
   Columbus Life                                          Commonwealth Financial Network
   CUNA Brokerage Services, Inc.                          CUSO Financial Services, L.P.
   Edward D Jones & Co.                                   Federal Kemper
   Financial Network (ING)                                GE Financial Assurance
   GE Life & Annuity                                      Genworth Financial
   GlenBrook Life and Annuity Co.                         Great West Life
   Hartford Life Insurance Co.                            HD Vest Investment Services
   Hewitt Associates                                      IFMG Securities, Inc.
   ING Financial Advisers                                 ING Financial Partners
   Jefferson Pilot Securities Co.                         Kemper Investors Life Insurance Co.
   Legend Equities Co.                                    Legg Mason Wood Walker
   Lincoln Benefit National Life                          Lincoln Financial
   Lincoln Investment Planning, Inc.                      Linsco Private Ledger Financial
   Mass Mutual                                            McDonald Investments, Inc.
   Merrill Lynch                                          Minnesota Life
   Mony Life                                              Morgan Stanley Dean Witter
   Multifinancial (ING)                                   Mutual Service Co.
   National Planning Co.                                  Nationwide
   NFP                                                    Park Avenue Securities LLC
   PFS Investments, Inc.                                  Phoenix Life Insurance Co.
   Plan Member Securities                                 Prime Capital Services, Inc.
   Primevest Financial Services, Inc.                     Protective Life Insurance Co.
   Provident Mutual Life & Annuity                        Prudential
   Raymond James & Associates, Inc.                       RBC Daine Rauscher
   Royal Alliance                                         Securities America, Inc.
   Security Benefit                                       Security First-Metlife
   Signator Investments                                   Sun Life Insurance Co.
   Sun Trust Securities, Inc.                             Thrivent Financial
   Travelers Life & Annuity Co.                           UBS Financial Services, Inc.
   Union Central                                          United Planners
   Wachovia                                               Walnut Street Securities (Met Life)
   Waterstone Financial Group                             Wells Fargo

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

1st Global Capital Co.                                     A G Edwards
ACS HR Solutions                                           ADP
  AETNA Life Ins & Annuity Co.                           Alliance Benefit Group
  American Enterprise Investments                        American Express Retirement Service
  American Funds (Fascorp)                               American United Life Insurance Co.
  Ameriprise                                             Ameritrade, Inc.
  AMG Administrative Management Group                    AST (American Stock & Transfer)
  AXA Advisors                                           Baden Retirement
  BCG - New                                              BCG (Programs for Benefit Plans)
  Bear Stearns Securities Co.                            Benefit Administration, Inc.(WA)
  Benefit Administration, Inc.(WIS)                      Benefit Plans Administration
  Benetech, Inc.                                         Bisys
  Boston Financial Data Services                         Ceridian
  Charles Schwab & Co, Inc.                              Citigroup Global Markets Inc (SSB)
  CitiStreet                                             City National Investments
  Clark Consulting                                       CPI
  DA Davidson & Co.                                      Daily Access. Com, Inc.
  Davenport & Co, LLC                                    David Lerner Associates
  Digital Retirement Solutions                           DR, Inc.
  Dyatech                                                E*Trade Clearing LLC
  Edgewood                                               Edward D Jones & Co.
  Equitable Life / AXA                                   ERISA Administrative Svcs, Inc
  ExpertPlan.com                                         FAS Co. (FASCore/RK Pro)
  FBD Consulting                                         Ferris Baker Watts, Inc.
  Fidelity                                               First Clearing LLC
  First Southwest Co.                                    First Trust - Datalynx
  First Trust Corp                                       Franklin Templeton
  Geller Group                                           Great West Life
  H&R Block Financial Advisors, Inc.                     Hartford Life Insurance Co.
  HD Vest Investment Services                            Hewitt Associates
  HSBC Brokerage USA, Inc.                               ICMA - RC Services
  Independent Plan Coordinators                          Ingham Group
  Interactive Retirement Systems                         Invesmart
  Janney Montgomery Scott, Inc.                          JJB Hillard W L Lyons, Inc.
  John Hancock                                           JP Morgan
  July Business Services                                 Kaufman & Goble
  Legend Equities Co.                                    Legg Mason Wood Walker
  Lehman Brothers, Inc.                                  Liberty-Columbia 529 Program
  Lincoln Investment Planning, Inc.                      Lincoln National Life Insurance Co.
  Linsco Private Ledger Financial                        MassMutual
  Matrix Settlement & Clearance Services                 McDonald Investments, Inc.
  Mercer HR Services                                     Merrill Lynch
  Mesirow Financial, Inc.                                MetLife
  MFS Investment Management                              Mid Atlantic Capital Co.
  Milliman USA                                           Morgan Keegan & Co, Inc.
  Morgan Stanley Dean Witter                             Nathan & Lewis Securities, Inc.
  National City Bank                                     National Deferred Comp
  National Financial                                     National Investor Services Co.
  Nationwide                                             Newport Retirement Services
  Northwest Plan Services                                NY Life Benefits
  Oppenheimer & Co, Inc.                                 Peoples Securities, Inc.
  Pershing                                               PFPC
  Piper Jaffray & Co.                                    Plan Administrators
  Plan Member Securities                                 Primevest Financial Services, Inc.
  Principal Life Insurance                               Prudential
  PSMI Group                                             Quads Trust Company
  Raymond James & Associates, Inc.                       Reliastar
  Robert W Baird & Co.                                   RSM McGladrey
  Scott & Stringfellow, Inc.                             Scottrade, Inc.
  Southwest Securities, Inc.                             Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine                          Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                              Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                             Symetra
  T Rowe Price                                           The 401k Company
  The Princeton Retirement Group Inc.                    The Retirement Plan Company, LLC
  TruSource                                              TruSource Union Bank of CA
  UBS Financial Services, Inc.                           Unified Fund Services (UFS)
  US Clearing Co.                                        USAA Investment Management Co.
  USI Consulting Group                                   Valic
  Vanguard Group                                         Wachovia
  Web401K.com                                            Wedbush Morgan Securities
  Wells Fargo                                            Wilmington Trust

                                                                                                                  ----
Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of its most  recent  fiscal  year end.  You can  obtain  current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Yields  and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a different  time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the  Fund's  shares,  and its  yields  and total returns are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

     o Yields.  The Fund uses a variety of different  yields to  illustrate  its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

     o Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day period,  but is a hypothetical  yield based upon the net investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

---------------------------------------------------------
[OBJECT OMITTED]
---------------------------------------------------------
         The symbols above represent the following
factors:
         a =   dividends and interest earned during the
                30 day period.
         b =   expenses accrued for the period (net of
                any expense assumptions).
         c =   the average daily number of shares of
                that class outstanding during the 30 day
                period that were entitled to receive
                dividends.
         d =   the maximum offering price per share of
                that class on the last day of the
                period, adjusted for undistributed net
                investment income.

     The standardized  yield for a particular  30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any thirty-day period.

     o Dividend Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend  yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class  declared  during a stated  period  are added  together,  and the sum is multiplied by 12 (to  annualize  the yield) and divided by the maximum  offering price on the last day of the dividend period. The formula is shown below:

                  Dividend Yield = dividends paid x
12/maximum offering price (payment date)

     The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent deferred  sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

     o Tax-Equivalent Yield. The "tax-equivalent  yield" of a class of shares is the  equivalent  yield that would have to be earned on a taxable  investment  to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's  standardized yield, as calculated above, by a stated Federal tax rate.  Using  different tax rates to show  different tax  equivalent  yields shows  investors in different tax brackets the tax equivalent  yield of the Fund based on their own tax bracket.

     The  tax-equivalent  yield is based on a 30 day period,  and is computed by dividing  the  tax-exempt  portion of the Fund's  current  yield (as  calculated above) by one minus a stated income tax rate. The result is added to the portion
(if any) of the Fund's current yield that is not tax-exempt.

     The  tax-equivalent  yield may be used to compare the tax effects of income derived  from the Fund with income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your Federal and state taxable income
(the net amount  subject to Federal and state  income tax after  deductions  and exemptions).

 The Fund's Yields for the 30-Day Periods Ended 7/31/07

------------------ --------------------------------- -------------------------------- --------------------------------
                                                                                       Tax-Equivalent Yield (40.83%
                            Dividend Yield                 Standardized Yield           Combined Federal/New Jersey
                                                                                               Tax Bracket)
Class of Shares
------------------ --------------------------------- -------------------------------- --------------------------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
                    Without Sales     After Sales    Without Sales     After Sales     Without Sales    After Sales
                       Charge           Charge           Charge          Charge           Charge           Charge
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Class A                 4.40%            4.19%           4.35%            4.14%            7.35%           6.99%

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Class B                 3.67%             N/A            3.56%             N/A             6.02%            N/A

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Class C                 3.69%             N/A            3.58%             N/A             6.04%            N/A

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

         o Total Return Information.  There are different types of "total returns" to measure the Fund's performance.  Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares, the total returns for each class are separately measured.  The cumulative total return measures the change in value over the entire period (for example, 10 years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.

         o Average Annual Total Return.  The "average annual total return"
of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------
                  o Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of
$1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD     1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
  P

                  o Average Annual Total Return (After Taxes on
Distributions and Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR"
in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR 1/n - 1=  Average Annual Total Return (After Taxes on Distributions
  P             and Redemptions)

         o Cumulative Total Return.  The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------
         o Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B or Class C shares.
Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                               The Fund's Total Returns for the Periods Ended 7/31/07

----------------------------------------------------------------------------------------------------------------------
               ------------------------- -----------------------------------------------------------------------------
                   Cumulative Total                              Average Annual Total Returns
                  Returns (10 years)

  Class of
   Shares
-------------- ------------------------- -----------------------------------------------------------------------------
               ------------------------- ------------------------- ------------------------- -------------------------

                                                  1-Year                   5-Years                   10-Years
-------------- ------------------------- ------------------------- ------------------------- -------------------------
               ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
               ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class A          66.19%       74.48%        0.13%        5.13%        6.27%        7.31%        5.21%        5.72%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B          67.16%       67.16%       -0.70%        4.30%        6.18%        6.49%        5.27%        5.27%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C          62.00%       62.00%        3.33%        4.33%        6.51%        6.51%        4.94%        4.94%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

----------------------------------------------------------------------------------------------------------------------

                            Average Annual Total Returns for Class A Shares (After Taxes)
                                            For the Periods Ended 7/31/07

----------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------------- --------------------- ------------------------
                                                         1-Year               5-Years         10-Years
------------------------------------------------- --------------------- --------------------- ------------------------
------------------------------------------------- --------------------- --------------------- ------------------------

After Taxes on Distributions                             0.14%                 6.27%                   5.19%

------------------------------------------------- --------------------- --------------------- ------------------------
------------------------------------------------- --------------------- --------------------- ------------------------

After Taxes on Distributions and Redemption of           1.60%                 6.15%                   5.16%

Fund Shares
------------------------------------------------- --------------------- --------------------- ------------------------

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders.  You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information.  The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

         o Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         o  Morningstar Ratings.  From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.  Morningstar rates and ranks mutual funds in their specialized market sectors.  The Fund is ranked among the Municipal Single State Long category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable)
Morningstar Rating metrics.

         o  Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications.  That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will nor issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the
Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives
Federal Funds for the purchase through the ACH system before the close of the
New York Stock Exchange ("the NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

o      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                              Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals                     Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                                    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                                Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                                     Active Allocation Fund
Oppenheimer Baring SMA International Fund                         Equity Investor Fund
Oppenheimer Core Bond Fund                                        Conservative Investor Fund
Oppenheimer California Municipal Fund                             Moderate Investor Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                              Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                             Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund             Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                      Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                                   Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund                             Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                             Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                                Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.                         Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Fund                                      Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer Rochester National Municipals
Oppenheimer Global Value Fund                                Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund                          Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund                   Oppenheimer Select Value Fund
Oppenheimer International Growth Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund                 Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund                         Oppenheimer SMA Core Bond Fund
Oppenheimer Limited Term California Municipal Fund           Oppenheimer SMA International Bond Fund
Oppenheimer Limited-Term Government Fund                     Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund                      Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund                                 Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund                     Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund                       Rochester Fund Municipals

Life Cycle Funds
     Oppenheimer Transition 2010 Fund
     Oppenheimer Transition 2015 Fund
     Oppenheimer Transition 2020 Fund
     Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                                    Centennial Government Trust
Oppenheimer Institutional Money Market Fund                  Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds during a
13-month period.  The total amount of your purchases of Class A, Class B and
Class C shares will determine the reduced sales charge rate that applies to your Class A shares purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination. Class A shares of Oppenheimer Money Market Fund, Inc. and
Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter of Intent is an investor's statement in writing to the
Distributor of his or her intention to purchase a specific value of Class A,
Class B and Class C shares of the Fund and other Oppenheimer funds during a
13-month period (the "Letter period").  The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter.  If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent will not hold  shares in escrow for  purchases  of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype
401(k)  plans under a Letter.  If the  intended  purchase  amount under a Letter entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the  plan by the end of the  Letter  period,  there  will  be no  adjustment  of concessions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         o  Terms of Escrow That Apply to Letters of Intent.

         1.    Out of the initial purchase (or subsequent purchases if
necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.    If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3.    If, at the end of the 13-month Letter period the total
purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.    By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5.  The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a
         Class A contingent deferred sales charge,
(b)      Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A, Class B or Class C shares acquired by exchange of either (1)
         Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
         Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and
Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

         Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

         o  Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange,
Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion of exchange of classes of shares.

         o  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

     Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o        A fund account whose shares were acquired after September 30th of the prior year;
o        A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
         Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o        A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o        Accounts of shareholders that are held by broker-dealers under the
         NSCC Fund/SERV system;
o        Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o        Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

o        The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this Statement of Additional Information
"Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at
www.nyse.com.

         Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day.  Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

         o  Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of
                      60 days or less.
o        The following securities are valued at cost, adjusted for
amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
                      remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

         Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid"
and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an
asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium.  If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general
                partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a
                sufficient amount of shares from that account to cover payment of each check;
(4)      specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of
                checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal
Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class
              A shares on which a contingent deferred sales charge was paid,
              or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the
Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the
Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the
Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional
Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         o  Automatic Exchange Plans. Shareholders can authorize the
Transfer Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
Statement of Additional Information.

         o  Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic
Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the
Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds that offer the exchange privilege.
Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the
Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial California Tax Exempt Trust                 Centennial New York Tax Exempt Trust
         Centennial Government Trust                            Centennial Tax Exempt Trust
         Centennial Money Market Trust

         The following funds do not offer Class N shares:

         Limited Term New York Municipal Fund                         Oppenheimer Rochester Arizona Municipal Fund
         Oppenheimer AMT-Free Municipals                              Oppenheimer Rochester Maryland Municipal Fund
         Oppenheimer AMT-Free New York Municipals                     Oppenheimer Rochester Massachusetts Municipal Fund
         Oppenheimer California Municipal Fund                        Oppenheimer Rochester Michigan Municipal Fund
         Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester Minnesota Municipal Fund
         Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester National Municipals
         Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester North Carolina Municipal

                                                                      Fund

         Oppenheimer Money Market Fund, Inc.                          Oppenheimer Rochester Ohio Municipal Fund
         Oppenheimer New Jersey Municipal Fund                        Oppenheimer Rochester Virginia Municipal Fund
         Oppenheimer Pennsylvania Municipal Fund                      Oppenheimer Senior Floating Rate Fund
         Oppenheimer Principal Protected Main Street Fund II          Rochester Fund Municipals

         The following funds do not offer Class Y shares:

         Limited Term New York Municipal Fund                     Oppenheimer Principal Protected Main Street Fund
         Oppenheimer AMT-Free Municipals                          Oppenheimer Principal Protected Main Street Fund II
         Oppenheimer AMT-Free New York Municipals                 Oppenheimer Principal Protected Main Street Fund III
         Oppenheimer Balanced Fund
         Oppenheimer California Municipal Fund                    Oppenheimer Quest International Value Fund, Inc.
         Oppenheimer Capital Income Fund                          Oppenheimer Rochester Arizona Municipal Fund
         Oppenheimer Cash Reserves
         Oppenheimer Convertible Securities Fund                  Oppenheimer Rochester Maryland Municipal Fund
         Oppenheimer Dividend Growth Fund                         Oppenheimer Rochester Massachusetts Municipal Fund
         Oppenheimer Equity Income Fund, Inc.                     Oppenheimer Rochester Michigan Municipal Fund
         Oppenheimer Gold & Special Minerals Fund                 Oppenheimer Rochester Minnesota Municipal Fund
         Oppenheimer Institutional Money Market Fund              Oppenheimer Rochester National Municipals
         Oppenheimer Limited Term California Municipal Fund       Oppenheimer Rochester North Carolina Municipal Fund
         Oppenheimer Limited Term Municipal Fund                  Oppenheimer Rochester Ohio Municipal Fund
         Oppenheimer New Jersey Municipal Fund                    Oppenheimer Rochester Virginia Municipal Fund
         Oppenheimer Pennsylvania Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o        Oppenheimer  Institutional  Money  Market  Fund  only  offers  Class E,
         Class L and Class P shares.

o        Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
         Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class
         M shares.

o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the
         Distributor. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.

o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund until after the expiration of the warranty period
         (8/5/2010).

o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund II until after the expiration of the warranty period
         (3/3/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal
         Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

o        Class A, Class B, Class C and Class N shares of each of Oppenheimer
         Developing Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

o        Shares of Oppenheimer International Small Company Fund may be
         acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o        In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that fund.
o        Oppenheimer Global Value Fund only offers Class A and Class Y shares.
         Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
         Distributor.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         o  How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
Oppenheimer Rochester National Municipals and Rochester Fund Municipals
acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o        When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class
A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be subject to the
Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if
they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
Money Market Fund, Inc. acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        Except with respect to Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund, and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o        With respect to Class C shares the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B, or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         o  Telephone Exchange Requests. When exchanging shares by
telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         o  Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.
In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification  as a  Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated  investment  company,  the Fund is not  subject to  federal  income  tax on the  portion  of its net  investment income  (that  is,  taxable  interest,  dividends,  and other  taxable  ordinary income,  net of  expenses)  and capital  gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

         If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions.  That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies.
The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance, all of the Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         The Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.  As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer.  No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S.
government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the
Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year.  If it does not, the
Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet these requirements.  To meet these requirements in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.  The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the
Fund's income will be tax-exempt.

Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The
Fund's distributions will be treated as dividends to the extent paid from the
Fund's earnings and profits (as determined under the Internal Revenue Code).
Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year (or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

         Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

         A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after
August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

         In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.  Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

         Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

         Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

         (1) certain  taxable  temporary  investments  (such as  certificates of deposit,  repurchase  agreements,  commercial  paper and obligations of the U.S.
government, its agencies and instrumentalities);
         (2)  income from securities loans;
         (3)  income or gains from options or futures;
         (4)  any net short-term capital gain; and
         (5)  any market discount accrual on tax-exempt bonds.

         Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

         State Tax Treatment. To the extent that distributions paid by the
Fund are derived from interest on New Jersey municipal securities and obligations of the U.S. Treasury, those distributions will also be exempt from
New Jersey individual income tax. Distributions from the Fund attributable to income from sources other than those will generally be subject to New Jersey individual income tax as ordinary income.

         Capital Gains.  The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

         Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

         Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.  If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased)
to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.  It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.  Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign  Shareholders.  Under U.S. tax law,  taxation of a  shareholder who is a foreign  person  (including,  but not limited to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary  income  dividends  paid from a mutual  fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year, with a copy sent to the
IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form.  Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

         If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions.  Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.  Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that Fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc. a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP served as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as an independent registered public accounting firm for the
Manager and certain other funds advised by the Manager and its affiliates.
Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE MUNICIPAL
TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer New Jersey Municipal Fund (one of portfolios constituting the
Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer New Jersey Municipal Fund as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------
    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--120.0%
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--83.5%
$      25,000   Asbury Park Board of Education                                 5.600%    02/01/2017   $       25,037
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Bayonne Redevel. Agency                                        5.000     04/11/2009        1,006,950
--------------------------------------------------------------------------------------------------------------------
       10,000   Bergen County HDC                                              6.750     10/01/2018           10,111
--------------------------------------------------------------------------------------------------------------------
       20,000   Bergen County HDC (Park Ridge)                                 5.950     07/01/2025           20,883
--------------------------------------------------------------------------------------------------------------------
       15,000   Bergen County Utilities Authority                              5.000     12/15/2013           15,214
--------------------------------------------------------------------------------------------------------------------
       75,000   Bergen County Utilities Authority                              5.500     12/15/2016           75,103
--------------------------------------------------------------------------------------------------------------------
       25,000   Berkeley HFC (Bayville Hsg.)                                   5.750     08/01/2014           25,538
--------------------------------------------------------------------------------------------------------------------
       95,000   Camden County PCFA (Camden County Energy
                Recovery Associates)                                           7.500     12/01/2009           96,242
--------------------------------------------------------------------------------------------------------------------
      100,000   Camden County PCFA (Camden County Energy
                Recovery Associates)                                           7.500     12/01/2010          101,307
--------------------------------------------------------------------------------------------------------------------
      100,000   Delaware River Port Authority PA/NJ                            5.400     01/01/2011          100,649
--------------------------------------------------------------------------------------------------------------------
    1,565,000   Delaware River Port Authority PA/NJ                            5.400     01/01/2016        1,575,173
--------------------------------------------------------------------------------------------------------------------
    9,265,000   Delaware River Port Authority PA/NJ                            5.500     01/01/2026        9,331,801
--------------------------------------------------------------------------------------------------------------------
    2,510,000   Essex County Improvement Authority (Airport)                   5.125     10/01/2021        2,603,472
--------------------------------------------------------------------------------------------------------------------
      300,000   Essex County Improvement Authority (Consolidation)             5.125     10/01/2022          317,955
--------------------------------------------------------------------------------------------------------------------
       20,000   Essex County Improvement Authority (Sportsplex)                5.625     10/01/2023           20,237
--------------------------------------------------------------------------------------------------------------------
      105,000   Essex County Improvement Authority (Sportsplex)                5.625     10/01/2027          106,247
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Garden State Preservation Trust (Open Space &
                Farmland Preservation)                                         5.800     11/01/2023        2,242,060
--------------------------------------------------------------------------------------------------------------------
    1,315,000   Gloucester County HDC (Colonial Park)                          6.200     09/15/2011        1,328,268
--------------------------------------------------------------------------------------------------------------------
        5,000   Gloucester County Utilities Authority                          5.125     01/01/2013            5,005
--------------------------------------------------------------------------------------------------------------------
       25,000   Haledon School District                                        5.625     02/01/2009           25,036
--------------------------------------------------------------------------------------------------------------------
      510,000   Higher Education Student Assistance Authority
                (Student Loan)                                                 6.000     06/01/2015          523,668
--------------------------------------------------------------------------------------------------------------------
    3,755,000   Hudson County Solid Waste Improvement Authority
                (Koppers Site)                                                 6.125     01/01/2029        3,801,149
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Hudson County Solid Waste Improvement Authority,
                Series 1                                                       6.000     01/01/2029        1,010,350
--------------------------------------------------------------------------------------------------------------------
       25,000   Hudson County Utilities System
                (Harrison Franchise Acquisition)                               5.350     01/01/2027           25,505
--------------------------------------------------------------------------------------------------------------------
       10,000   Jackson Township Municipal Utilities Authority                 5.500     12/01/2015           10,253
--------------------------------------------------------------------------------------------------------------------
      100,000   Lacey Municipal Utilities Authority                            5.200     12/01/2024          102,359
--------------------------------------------------------------------------------------------------------------------
       75,000   Mercer County Improvement Authority
                (Ewing Board of Education)                                     5.000     11/15/2016           76,127
--------------------------------------------------------------------------------------------------------------------
       45,000   Mercer County Improvement Authority (Solid Waste)              5.750     09/15/2016           46,000
--------------------------------------------------------------------------------------------------------------------
       45,000   Middlesex County Improvement Authority
                (Edison Township)                                              5.650     09/15/2011           45,098
--------------------------------------------------------------------------------------------------------------------
      875,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel) 1                                      5.000     01/01/2015          878,456

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$     500,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel)                                        5.000%    01/01/2020   $      494,290
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel)                                        5.000     01/01/2032        1,510,471
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel) 1                                      5.125     01/01/2037        1,096,634
--------------------------------------------------------------------------------------------------------------------
      975,000   Middlesex County Improvement Authority
                (Skyline Tower Urban Renewal Associates)                       5.350     07/01/2034        1,007,214
--------------------------------------------------------------------------------------------------------------------
       20,000   Middlesex County Improvement Authority
                (South Plainfield Urban Renewal)                               5.500     09/01/2030           20,659
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Middlesex County Pollution Control Authority
                (Amerada Hess Corp.)                                           6.050     09/15/2034        2,660,125
--------------------------------------------------------------------------------------------------------------------
       45,000   Monmouth County Improvement Authority                          5.000     02/01/2013           45,043
--------------------------------------------------------------------------------------------------------------------
       15,000   Monmouth County Improvement Authority                          5.450     07/15/2013           15,169
--------------------------------------------------------------------------------------------------------------------
       10,000   Morristown GO                                                  5.300     03/01/2021           10,012
--------------------------------------------------------------------------------------------------------------------
       35,000   New Brunswick Hsg. & Urban Devel. Authority                    5.500     08/01/2011           35,048
--------------------------------------------------------------------------------------------------------------------
       65,000   New Brunswick Hsg. & Urban Devel. Authority                    5.750     07/01/2024           65,177
--------------------------------------------------------------------------------------------------------------------
       50,000   Newark Hsg. Authority (Lock Street Urban Renewal
                Partnership)                                                   6.400     01/20/2034           52,094
--------------------------------------------------------------------------------------------------------------------
       50,000   Newark Hsg. Finance Corp. (Section 8 Assisted Hsg.)            7.300     04/01/2020           51,116
--------------------------------------------------------------------------------------------------------------------
    1,680,000   NJ EDA (American Airlines)                                     7.100     11/01/2031        1,683,478
--------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ EDA (Anheuser-Busch Companies)                              4.950     03/01/2047        2,957,310
--------------------------------------------------------------------------------------------------------------------
    2,065,000   NJ EDA (Applewood Estates) 1                                   5.000     10/01/2025        2,089,016
--------------------------------------------------------------------------------------------------------------------
    8,060,000   NJ EDA (Applewood Estates)                                     5.000     10/01/2035        8,072,815
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ EDA (Bristol Glen)                                          5.750     07/01/2029           50,531
--------------------------------------------------------------------------------------------------------------------
    1,690,000   NJ EDA (Cadbury at Cherry Hill)                                4.600     07/01/2027        1,691,622
--------------------------------------------------------------------------------------------------------------------
      130,000   NJ EDA (Cadbury at Cherry Hill)                                5.500     07/01/2018          133,297
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cadbury at Cherry Hill)                                5.500     07/01/2028           25,456
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cascade Corp.)                                         8.250     02/01/2026           25,018
--------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ EDA (Cigarette Tax) 1                                       5.500     06/15/2031        3,139,020
--------------------------------------------------------------------------------------------------------------------
      200,000   NJ EDA (Cigarette Tax)                                         5.625     06/15/2017          200,222
--------------------------------------------------------------------------------------------------------------------
    1,500,000   NJ EDA (Cigarette Tax)                                         5.750     06/15/2029        1,598,565
--------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ EDA (Cigarette Tax)                                         5.750     06/15/2034       10,608,800
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Consumers New Jersey Water Company)                    5.100     09/01/2032           25,569
--------------------------------------------------------------------------------------------------------------------
      530,000   NJ EDA (Continental Airlines)                                  5.500     04/01/2028          517,243
--------------------------------------------------------------------------------------------------------------------
   15,785,000   NJ EDA (Continental Airlines)                                  6.250     09/15/2019       16,244,817
--------------------------------------------------------------------------------------------------------------------
    4,250,000   NJ EDA (Continental Airlines)                                  6.250     09/15/2029        4,373,803
--------------------------------------------------------------------------------------------------------------------
    5,855,000   NJ EDA (Continental Airlines) 1                                6.400     09/15/2023        6,014,256
--------------------------------------------------------------------------------------------------------------------
    3,590,000   NJ EDA (Continental Airlines)                                  6.625     09/15/2012        3,780,126
--------------------------------------------------------------------------------------------------------------------
   11,210,000   NJ EDA (Continental Airlines)                                  7.000     11/15/2030       11,844,374
--------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA (Continental Airlines)                                  9.000     06/01/2033        4,205,005

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$   5,000,000   NJ EDA (Converted Organics of Woodbridge)                      8.000%    08/01/2027   $    4,876,650
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ EDA (Courthouse Convalescent Center)                        8.700     02/01/2014          100,122
--------------------------------------------------------------------------------------------------------------------
    3,100,000   NJ EDA (Cranes Mill)                                           5.100     06/01/2027        3,074,952
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ EDA (Dept. of Human Services)                               5.000     07/01/2022           71,696
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ EDA (Dept. of Human Services)                               6.250     07/01/2024          149,338
--------------------------------------------------------------------------------------------------------------------
      115,000   NJ EDA (Devereux Foundation)                                   5.450     05/01/2027          116,278
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ EDA (Eastern Shore)                                         8.000     02/01/2011           50,035
--------------------------------------------------------------------------------------------------------------------
    1,075,000   NJ EDA (Elizabethtown Water Company)                           5.600     12/01/2025        1,079,730
--------------------------------------------------------------------------------------------------------------------
    3,800,000   NJ EDA (Empowerment Zone-Cumberland)                           7.750     08/01/2021        3,643,098
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (Fellowship Village)                                    5.500     01/01/2018           20,306
--------------------------------------------------------------------------------------------------------------------
      245,000   NJ EDA (General Motors Corp.)                                  5.350     04/01/2009          243,802
--------------------------------------------------------------------------------------------------------------------
    6,000,000   NJ EDA (GMT Realty)                                            6.875     01/01/2037        6,302,160
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Greater New York Councils Boy Scouts
                of America)                                                    5.450     09/01/2023           25,104
--------------------------------------------------------------------------------------------------------------------
      320,000   NJ EDA (Hackensack Water Company)                              5.800     03/01/2024          320,963
--------------------------------------------------------------------------------------------------------------------
      170,000   NJ EDA (Hackensack Water Company)                              5.900     03/01/2024          170,269
--------------------------------------------------------------------------------------------------------------------
    4,300,000   NJ EDA (JVG Properties)                                        5.375     03/01/2019        4,373,659
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA (Kapkowski Road Landfill)                               6.500     04/01/2031        2,897,950
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ EDA (Kullman Associates)                                    6.125     06/01/2018           41,997
--------------------------------------------------------------------------------------------------------------------
      125,000   NJ EDA (Kullman Associates)                                    6.750     07/01/2019          117,268
--------------------------------------------------------------------------------------------------------------------
      160,000   NJ EDA (Leisure Park)                                          5.875     12/01/2027          161,650
--------------------------------------------------------------------------------------------------------------------
    8,680,000   NJ EDA (Liberty Street Park) 2                                 5.000     03/01/2027        9,003,938
--------------------------------------------------------------------------------------------------------------------
      810,000   NJ EDA (Lions Gate)                                            5.750     01/01/2025          823,883
--------------------------------------------------------------------------------------------------------------------
    1,345,000   NJ EDA (Lions Gate)                                            5.875     01/01/2037        1,372,357
--------------------------------------------------------------------------------------------------------------------
    1,860,000   NJ EDA (Lutheran Social Ministries at Crane's Mill)            5.000     06/01/2015        1,885,742
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (Manchester Manor)                                      6.700     08/01/2022           30,106
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ EDA (Marcus L. Ward Home)                                   5.750     11/01/2024        1,037,360
--------------------------------------------------------------------------------------------------------------------
    1,200,000   NJ EDA (Marcus L. Ward Home)                                   5.800     11/01/2031        1,244,748
--------------------------------------------------------------------------------------------------------------------
    2,380,000   NJ EDA (Masonic Charity Foundation of New Jersey)              5.500     06/01/2031        2,506,378
--------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ EDA (Masonic Charity Foundation of New Jersey)              5.875     06/01/2018        1,340,550
--------------------------------------------------------------------------------------------------------------------
    1,750,000   NJ EDA (Masonic Charity Foundation of New Jersey)              6.000     06/01/2025        1,887,270
--------------------------------------------------------------------------------------------------------------------
      245,000   NJ EDA (Middlesex Water Company)                               5.200     10/01/2022          245,502
--------------------------------------------------------------------------------------------------------------------
      350,000   NJ EDA (Middlesex Water Company)                               5.250     10/01/2023          350,210
--------------------------------------------------------------------------------------------------------------------
      650,000   NJ EDA (Middlesex Water Company)                               5.250     02/01/2029          650,358
--------------------------------------------------------------------------------------------------------------------
      720,000   NJ EDA (Middlesex Water Company)                               5.350     02/01/2038          734,947
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ EDA (New Jersey American Water Company)                     5.250     11/01/2032            5,183
--------------------------------------------------------------------------------------------------------------------
    1,770,000   NJ EDA (New Jersey American Water Company)                     5.250     07/01/2038        1,812,392
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ EDA (New Jersey American Water Company)                     5.350     06/01/2023          140,162
--------------------------------------------------------------------------------------------------------------------
      255,000   NJ EDA (New Jersey American Water Company)                     5.350     06/01/2023          255,296
--------------------------------------------------------------------------------------------------------------------
      900,000   NJ EDA (New Jersey American Water Company)                     5.375     05/01/2032          924,345

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$     565,000   NJ EDA (New Jersey American Water Company)                     5.500%    06/01/2023   $      565,497
--------------------------------------------------------------------------------------------------------------------
    1,465,000   NJ EDA (New Jersey American Water Company)                     5.950     11/01/2029        1,471,358
--------------------------------------------------------------------------------------------------------------------
      735,000   NJ EDA (New Jersey American Water Company)                     6.000     05/01/2036          738,741
--------------------------------------------------------------------------------------------------------------------
    6,690,000   NJ EDA (New Jersey American Water Company)                     6.875     11/01/2034        6,766,400
--------------------------------------------------------------------------------------------------------------------
      120,000   NJ EDA (New Jersey Natural Gas Company)                        5.000     12/01/2038          121,747
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (New Jersey Transit Corp.)                              5.700     12/15/2013           25,038
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (New Jersey Transit Corp.)                              5.750     12/15/2017           30,047
--------------------------------------------------------------------------------------------------------------------
      400,000   NJ EDA (Newark Downtown District Management Corp.)             5.125     06/15/2027          403,060
--------------------------------------------------------------------------------------------------------------------
      700,000   NJ EDA (Newark Downtown District Management Corp.)             5.125     06/15/2037          698,894
--------------------------------------------------------------------------------------------------------------------
    2,630,000   NJ EDA (Nui Corp.)                                             5.250     11/01/2033        2,631,710
--------------------------------------------------------------------------------------------------------------------
    2,495,000   NJ EDA (Nui Corp.)                                             5.250     11/01/2033        2,522,245
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ EDA (Pingry School)                                         5.000     11/01/2038        7,747,520
--------------------------------------------------------------------------------------------------------------------
    5,775,000   NJ EDA (Public Service Electric & Gas) 1                       6.400     05/01/2032        5,821,027
--------------------------------------------------------------------------------------------------------------------
      240,000   NJ EDA (Reformed Church Ministries to the Aging
                The Particulare Synod Mid-Atlantics)                           5.375     12/01/2018          244,632
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ EDA (School Facilities Construction) 2                      5.000     09/01/2024        8,492,280
--------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ EDA (School Facilities Construction) 2                      5.000     09/01/2036       10,395,550
--------------------------------------------------------------------------------------------------------------------
   18,080,000   NJ EDA (School Facilities Construction) 2                      5.125     03/01/2028       18,827,970
--------------------------------------------------------------------------------------------------------------------
   36,180,000   NJ EDA (School Facilities Construction) 2                      5.125     03/01/2030       37,653,250
--------------------------------------------------------------------------------------------------------------------
    3,250,000   NJ EDA (School Facilities Construction) 1                      5.000     09/01/2030        3,357,868
--------------------------------------------------------------------------------------------------------------------
    4,430,000   NJ EDA (School Facilities Construction)                        5.125     03/01/2030        4,610,390
--------------------------------------------------------------------------------------------------------------------
    1,215,000   NJ EDA (St. Francis Life Care Corp.)                           5.700     10/01/2017        1,234,161
--------------------------------------------------------------------------------------------------------------------
    2,130,000   NJ EDA (St. Francis Life Care Corp.)                           5.750     10/01/2023        2,163,377
--------------------------------------------------------------------------------------------------------------------
    4,250,000   NJ EDA (Stevens Institute of Technology) 3                     5.000     07/01/2034        4,259,690
--------------------------------------------------------------------------------------------------------------------
      480,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2019          486,845
--------------------------------------------------------------------------------------------------------------------
      510,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2020          517,176
--------------------------------------------------------------------------------------------------------------------
      545,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2021          552,559
--------------------------------------------------------------------------------------------------------------------
      575,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2022          582,918
--------------------------------------------------------------------------------------------------------------------
      610,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2023          618,308
--------------------------------------------------------------------------------------------------------------------
      650,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2024          658,795
--------------------------------------------------------------------------------------------------------------------
      690,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2025          699,260
--------------------------------------------------------------------------------------------------------------------
      115,000   NJ EDA (The Presbyterian Home at Montgomery)                   6.375     11/01/2031          120,778
--------------------------------------------------------------------------------------------------------------------
    3,770,000   NJ EDA (Trigen-Trenton District Energy Company)                6.200     12/01/2010        3,803,968
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (United Methodist Homes of New Jersey)                  5.125     07/01/2018           19,582
--------------------------------------------------------------------------------------------------------------------
    2,370,000   NJ EDA (United Methodist Homes of New Jersey)                  5.125     07/01/2025        2,283,803
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ EDA (United Methodist Homes of New Jersey)                  7.200     07/01/2010           45,076
--------------------------------------------------------------------------------------------------------------------
      595,000   NJ EDA (United Water New Jersey)                               5.000     11/01/2028          603,235
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA Retirement Community (Seabrook Village)                 5.250     11/15/2026        2,502,525
--------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA Retirement Community (Seabrook Village)                 5.250     11/15/2036        3,476,900

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$      90,000   NJ Educational Facilities Authority
                (Beth Medrash Govoha America)                                  6.375%    07/01/2030   $       94,544
--------------------------------------------------------------------------------------------------------------------
      625,000   NJ Educational Facilities Authority
                (Fairleigh Dickinson University), Series D                     5.250     07/01/2032          634,488
--------------------------------------------------------------------------------------------------------------------
   15,000,000   NJ Educational Facilities Authority
                (Fairleigh Dickinson University), Series D                     6.000     07/01/2025       16,120,500
--------------------------------------------------------------------------------------------------------------------
    3,540,000   NJ Educational Facilities Authority
                (Georgian Court College) 1                                     6.500     07/01/2033        4,012,979
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Educational Facilities Authority
                (Institute for Advance Study)                                  5.000     07/01/2021            5,046
--------------------------------------------------------------------------------------------------------------------
      160,000   NJ Educational Facilities Authority (Monmouth University)      5.625     07/01/2013          160,149
--------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ Educational Facilities Authority (Monmouth University)      5.800     07/01/2022        2,041,600
--------------------------------------------------------------------------------------------------------------------
      810,000   NJ Educational Facilities Authority
                (Montclaire State University)                                  5.000     07/01/2024          852,517
--------------------------------------------------------------------------------------------------------------------
    1,590,000   NJ Educational Facilities Authority
                (Montclaire State University)                                  5.000     07/01/2031        1,662,663
--------------------------------------------------------------------------------------------------------------------
    4,500,000   NJ Educational Facilities Authority (Rider University)         5.000     07/01/2037        4,504,680
--------------------------------------------------------------------------------------------------------------------
      280,000   NJ Educational Facilities Authority (St. Peter's College)      5.500     07/01/2027          282,761
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Educational Facilities Authority
                (Stevens Institute of Technology)                              5.000     07/01/2018            5,105
--------------------------------------------------------------------------------------------------------------------
    1,345,000   NJ Educational Facilities Authority
                (Stevens Institute of Technology)                              5.250     07/01/2032        1,436,769
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.125     12/01/2011           25,108
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.125     12/01/2012           50,216
--------------------------------------------------------------------------------------------------------------------
      175,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2013          175,828
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2014          100,473
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2015           20,095
--------------------------------------------------------------------------------------------------------------------
      705,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2021          708,229
--------------------------------------------------------------------------------------------------------------------
      355,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2021          356,637
--------------------------------------------------------------------------------------------------------------------
      190,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2025          190,760
--------------------------------------------------------------------------------------------------------------------
      115,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2025          115,460
--------------------------------------------------------------------------------------------------------------------
       80,000   NJ Environmental Infrastructure                                5.000     09/01/2020           82,503
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (Allegany Health System Obligated Group)                       5.200     07/01/2018           10,283

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$  11,240,000   NJ Health Care Facilities Financing Authority
                (Atlanticare Regional Medical Center)                          5.000%    07/01/2037   $   11,283,162
--------------------------------------------------------------------------------------------------------------------
      475,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                       6.150     07/01/2020          480,344
--------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                       6.375     07/01/2025          756,780
--------------------------------------------------------------------------------------------------------------------
      500,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                       6.625     07/01/2035          505,270
--------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.250     07/01/2017          152,024
--------------------------------------------------------------------------------------------------------------------
      160,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.250     07/01/2027          160,846
--------------------------------------------------------------------------------------------------------------------
      110,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.375     07/01/2033          111,832
--------------------------------------------------------------------------------------------------------------------
    4,145,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.750     07/01/2023        4,346,654
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Catholic Health East)                                         5.375     11/15/2033           75,043
--------------------------------------------------------------------------------------------------------------------
   39,600,000   NJ Health Care Facilities Financing Authority
                (Catholic Health East/Mercy Medical/Mcauley Center
                Obligated Group) 2                                             4.391     11/15/2033       38,693,160
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Children's Specialized Hospital)                              5.500     07/01/2036        1,028,690
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Chilton Memorial Hospital)                                    5.000     07/01/2013           70,370
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (CMC/KMCC Obligated Group)                                     5.500     07/01/2027           25,529
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ Health Care Facilities Financing Authority
                (CMMC/CMHS Obligated Group)                                    5.000     07/01/2025          141,198
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Columbus Hospital)                                            7.500     07/01/2021        1,014,780
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (CoMC/KMCC Obligated Group)                                    5.500     07/01/2017           51,058
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (Community Hospital Group/Hartwyck at Oak Tree
                Obligated Group)                                               5.000     07/01/2025           10,182
--------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilities Financing Authority
                (Englewood Hospital & Medical Center)                          5.250     08/01/2025          156,831
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ Health Care Facilities Financing Authority
                (Englewood Hospital & Medical Center) 2                        5.250     08/01/2025        8,364,280
--------------------------------------------------------------------------------------------------------------------
    7,480,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 2                        5.000     09/15/2026        7,760,163
--------------------------------------------------------------------------------------------------------------------
    4,000,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 2                        5.000     09/15/2027        4,149,820

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$   4,000,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 2                        5.000%    09/15/2028   $    4,149,820
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital)                          5.000     09/15/2026           15,572
--------------------------------------------------------------------------------------------------------------------
       40,000   NJ Health Care Facilities Financing Authority
                (Hackensack University Medical Center)                         5.000     01/01/2028           40,467
--------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority
                (Hebrew Old Age Center of Atlantic City)                       5.300     11/01/2026          748,680
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Hebrew Old Age Center of Atlantic City)                       5.375     11/01/2036          998,450
--------------------------------------------------------------------------------------------------------------------
    1,260,000   NJ Health Care Facilities Financing Authority
                (Holy Name Hospital)                                           5.000     07/01/2036        1,232,608
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Health Care Facilities Financing Authority
                (Hunterdon Medical Center)                                     5.125     07/01/2035        2,536,525
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ Health Care Facilities Financing Authority
                (KMH/UMC/KSC Obligated Group)                                  5.125     07/01/2027          101,082
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority
                (Ocean Nursing Pavilion/Meridian Hospitals Corp.)              5.250     07/01/2019           46,490
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (ONP/MHC Obligated Group)                                      5.375     07/01/2024           25,817
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center)                                     5.200     07/01/2019           50,631
--------------------------------------------------------------------------------------------------------------------
      165,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center)                                     5.250     07/01/2028          166,544
--------------------------------------------------------------------------------------------------------------------
    1,430,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                               5.125     07/01/2018        1,146,874
--------------------------------------------------------------------------------------------------------------------
    5,755,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                               5.125     07/01/2028        4,618,388
--------------------------------------------------------------------------------------------------------------------
      135,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                               6.625     07/01/2036          108,300
--------------------------------------------------------------------------------------------------------------------
    1,300,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                   7.250     07/01/2014        1,339,000
--------------------------------------------------------------------------------------------------------------------
    9,830,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                   7.250     07/01/2027       10,124,900
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (RWJ Health Care Corp/RWJ Hospital at Hamilton
                Obligated Group)                                               5.000     07/01/2025        1,011,360
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ Health Care Facilities Financing Authority
                (RWJ University Hospital)                                      5.000     07/01/2035        8,012,640
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (RWJ University Hospital)                                      5.600     07/01/2015           51,825
--------------------------------------------------------------------------------------------------------------------
    1,100,000   NJ Health Care Facilities Financing Authority
                (RWJ University Hospital)                                      5.750     07/01/2025        1,143,087

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$      25,000   NJ Health Care Facilities Financing Authority
                (Society of the Valley Hospital)                               5.375%    07/01/2025   $       25,881
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority
                (Society of the Valley Hospital)                               5.500     07/01/2020           20,820
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Somerset Medical Center)                                      5.500     07/01/2033           71,429
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority
                (South Jersey Hospital System)                                 6.000     07/01/2032           21,792
--------------------------------------------------------------------------------------------------------------------
      250,000   NJ Health Care Facilities Financing Authority
                (South Jersey Hospital)                                        5.000     07/01/2036          246,415
--------------------------------------------------------------------------------------------------------------------
    2,505,000   NJ Health Care Facilities Financing Authority
                (South Jersey Hospital)                                        5.000     07/01/2046        2,434,234
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Health Care Facilities Financing Authority (St. Barnabas)   5.000     07/01/2024            5,133
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority (St. Barnabas)   5.000     07/01/2024           45,880
--------------------------------------------------------------------------------------------------------------------
    4,845,000   NJ Health Care Facilities Financing Authority
                (St. Clare's Hospital)                                         5.250     07/01/2021        5,013,606
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (St. Joseph's Hospital & Medical Center)                       5.700     07/01/2011           10,113
--------------------------------------------------------------------------------------------------------------------
      265,000   NJ Health Care Facilities Financing Authority
                (St. Joseph's Hospital & Medical Center)                       5.750     07/01/2016          267,968
--------------------------------------------------------------------------------------------------------------------
      800,000   NJ Health Care Facilities Financing Authority
                (St. Joseph's Hospital & Medical Center)                       6.000     07/01/2026          809,296
--------------------------------------------------------------------------------------------------------------------
       75,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2010           75,060
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2012            5,004
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2013           30,024
--------------------------------------------------------------------------------------------------------------------
      305,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2021          307,123
--------------------------------------------------------------------------------------------------------------------
    1,025,000   NJ Health Care Facilities Financing Authority
                (St. Peter's University Hospital/Margaret McLaughlin
                McCarrick Care Center Obligated Group)                         6.875     07/01/2030        1,085,906
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (The Medical Center at Princeton)                              5.000     07/01/2028           50,874
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (THGS/THGSF Obligated Group)                                   5.200     07/01/2031           51,241
--------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital)                                            5.250     07/01/2030        2,043,340
--------------------------------------------------------------------------------------------------------------------
    5,880,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital/Marillac Corp. Obligated Group)             5.250     07/01/2030        5,860,302
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital/Marillac Corp. Obligated Group)             7.400     07/01/2020           55,160

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$      15,000   NJ HFA                                                         5.250%    11/01/2015   $       15,012
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ HFA                                                         5.375     11/01/2008           45,045
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Higher Education Assistance Authority (Student Loans)       5.250     06/01/2018           10,041
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ Higher Education Assistance Authority (Student Loans)       5.300     06/01/2017           30,271
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Higher Education Assistance Authority (Student Loans)       5.800     06/01/2016           45,347
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Higher Education Assistance Authority (Student Loans)       5.900     07/01/2009           25,197
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Higher Education Assistance Authority (Student Loans)       6.000     07/01/2011            5,042
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Higher Education Assistance Authority (Student Loans)       6.000     07/01/2012           25,038
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Higher Education Assistance Authority (Student Loans)       6.125     07/01/2015           20,057
--------------------------------------------------------------------------------------------------------------------
       85,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                  5.150     10/01/2018           86,961
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                  5.250     10/01/2018           10,146
--------------------------------------------------------------------------------------------------------------------
      515,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                  5.400     10/01/2020          523,740
--------------------------------------------------------------------------------------------------------------------
    1,460,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              4.650     11/01/2026        1,460,423
--------------------------------------------------------------------------------------------------------------------
    1,300,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              4.800     11/01/2036        1,298,895
--------------------------------------------------------------------------------------------------------------------
    2,285,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              4.900     11/01/2026        2,280,590
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              5.000     11/01/2036          994,590
--------------------------------------------------------------------------------------------------------------------
      255,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                5.150     11/01/2030          256,316
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                5.400     11/01/2017           71,245
--------------------------------------------------------------------------------------------------------------------
      135,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                5.400     11/01/2028          137,290
--------------------------------------------------------------------------------------------------------------------
   15,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)         4.550     10/01/2022       14,483,850
--------------------------------------------------------------------------------------------------------------------
    3,150,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)         4.700     10/01/2037        2,972,057
--------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)         4.800     10/01/2047        1,178,000
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Hsg. & Mortgage Finance Agency, Series A                    4.850     11/01/2039        2,410,225
--------------------------------------------------------------------------------------------------------------------
    2,150,000   NJ Hsg. & Mortgage Finance Agency, Series A                    4.950     11/01/2048        2,073,374
--------------------------------------------------------------------------------------------------------------------
       40,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.050     11/01/2018           40,521
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.050     05/01/2034           25,028
--------------------------------------------------------------------------------------------------------------------
      210,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.550     05/01/2027          213,828
--------------------------------------------------------------------------------------------------------------------
    2,435,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.650     05/01/2040        2,479,877
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Hsg. & Mortgage Finance Agency, Series A1                   6.250     05/01/2020           10,302
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Hsg. & Mortgage Finance Agency, Series B                    5.850     11/01/2012           15,615
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Hsg. & Mortgage Finance Agency, Series B                    6.150     11/01/2020           51,805
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Hsg. & Mortgage Finance Agency, Series BB                   5.300     04/01/2017           20,195
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ Hsg. & Mortgage Finance Agency, Series E1                   5.750     05/01/2025          102,977
--------------------------------------------------------------------------------------------------------------------
    1,395,000   NJ Hsg. & Mortgage Finance Agency, Series M                    4.875     10/01/2026        1,388,025
--------------------------------------------------------------------------------------------------------------------
    2,165,000   NJ Hsg. & Mortgage Finance Agency, Series M 1                  5.000     10/01/2036        2,153,331
--------------------------------------------------------------------------------------------------------------------
       55,000   NJ Hsg. & Mortgage Finance Agency, Series T                    5.600     04/01/2017           55,939
--------------------------------------------------------------------------------------------------------------------
       80,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.550     10/01/2011           81,321
--------------------------------------------------------------------------------------------------------------------
    1,335,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.750     04/01/2018        1,356,814
--------------------------------------------------------------------------------------------------------------------
      390,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.850     04/01/2029          396,111

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$      65,000   NJ Hsg. & Mortgage Finance Agency, Series V                    5.250%    04/01/2026   $       66,103
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Sports & Exposition Authority, Series A                     5.000     01/01/2010           10,010
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Sports & Exposition Authority, Series A                     5.125     01/01/2016           15,015
--------------------------------------------------------------------------------------------------------------------
      235,000   NJ Sports & Exposition Authority, Series A                     5.200     01/01/2020          235,247
--------------------------------------------------------------------------------------------------------------------
      565,000   NJ Sports & Exposition Authority, Series A                     5.200     01/01/2024          565,571
--------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ Tobacco Settlement Financing Corp.                          4.625     06/01/2026        2,695,920
--------------------------------------------------------------------------------------------------------------------
   25,500,000   NJ Tobacco Settlement Financing Corp.                          4.750     06/01/2034       22,848,255
--------------------------------------------------------------------------------------------------------------------
  274,050,000   NJ Tobacco Settlement Financing Corp.                          5.648 4   06/01/2041       40,551,179
--------------------------------------------------------------------------------------------------------------------
  200,000,000   NJ Tobacco Settlement Financing Corp.                          5.800 4   06/01/2041       28,760,000
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Tobacco Settlement Financing Corp. (TASC)                   5.750     06/01/2016           10,828
--------------------------------------------------------------------------------------------------------------------
   11,100,000   NJ Tobacco Settlement Financing Corp. (TASC)                   5.750     06/01/2032       11,882,439
--------------------------------------------------------------------------------------------------------------------
   27,150,000   NJ Tobacco Settlement Financing Corp. (TASC)                   6.125     06/01/2042       29,842,466
--------------------------------------------------------------------------------------------------------------------
    3,945,000   NJ Tobacco Settlement Financing Corp. (TASC)                   6.250     06/01/2043        4,421,438
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Wastewater Treatment                                        5.200     09/01/2010           15,016
--------------------------------------------------------------------------------------------------------------------
       55,000   Pleasantville School District COP                              5.500     10/01/2013           55,150
--------------------------------------------------------------------------------------------------------------------
       20,000   Pompton Lakes School District                                  5.500     08/01/2009           20,026
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Port Authority NY/NJ (JFK International Air Terminal)          5.750     12/01/2022        1,573,651
--------------------------------------------------------------------------------------------------------------------
    5,310,000   Port Authority NY/NJ (JFK International Air Terminal)          5.750     12/01/2025        5,338,940
--------------------------------------------------------------------------------------------------------------------
    3,535,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2011        3,569,784
--------------------------------------------------------------------------------------------------------------------
    3,165,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2019        3,197,188
--------------------------------------------------------------------------------------------------------------------
      100,000   Port Authority NY/NJ (KIAC)                                    7.000     10/01/2007          100,201
--------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 111th Series                             5.000     10/01/2032           30,344
--------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 116th Series                             5.000     10/01/2016           25,047
--------------------------------------------------------------------------------------------------------------------
       40,000   Port Authority NY/NJ, 117th Series                             5.125     11/15/2013           40,912
--------------------------------------------------------------------------------------------------------------------
    7,530,000   Port Authority NY/NJ, 120th Series                             5.750     10/15/2012        7,632,107
--------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 122nd Series                             5.125     01/15/2036           25,316
--------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2022           20,332
--------------------------------------------------------------------------------------------------------------------
      310,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2031          313,178
--------------------------------------------------------------------------------------------------------------------
    6,595,000   Port Authority NY/NJ, 126th Series                             5.250     05/15/2037        6,835,718
--------------------------------------------------------------------------------------------------------------------
    9,235,000   Port Authority NY/NJ, 127th Series 2                           5.250     12/15/2032        9,587,757
--------------------------------------------------------------------------------------------------------------------
    1,105,000   Port Authority NY/NJ, 134th Series                             5.000     07/15/2034        1,141,509
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Port Authority NY/NJ, 135th Series                             5.000     03/15/2039        1,031,960
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Port Authority NY/NJ, 140th Series                             5.000     12/01/2034        1,037,300
--------------------------------------------------------------------------------------------------------------------
   15,720,000   Port Authority NY/NJ, 141st Series 2                           5.000     09/01/2024       16,214,866
--------------------------------------------------------------------------------------------------------------------
   10,500,000   Port Authority NY/NJ, 143rd Series                             5.000     10/01/2030       10,774,050
--------------------------------------------------------------------------------------------------------------------
       65,000   Readington-Lebanon Sewage Authority                            5.250     01/01/2013           65,075
--------------------------------------------------------------------------------------------------------------------
       50,000   Riverside Township GO                                          5.300     12/01/2007           50,049
--------------------------------------------------------------------------------------------------------------------
       20,000   Riverside Township GO                                          5.450     12/01/2010           20,021
--------------------------------------------------------------------------------------------------------------------
       40,000   Salem County IPCFA (Atlantic City Electric Company)            5.600     11/01/2025           40,042

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

NEW JERSEY Continued
$     185,000   Salem County IPCFA (Atlantic City Electric Company)            5.600%    11/01/2025   $      187,492
--------------------------------------------------------------------------------------------------------------------
    1,175,000   Salem County IPCFA (Public Service Electric & Gas)             5.200     03/01/2025        1,175,658
--------------------------------------------------------------------------------------------------------------------
    3,505,000   Salem County IPCFA (Public Service Electric & Gas)             5.450     02/01/2032        3,526,030
--------------------------------------------------------------------------------------------------------------------
    1,440,000   Salem County IPCFA (Public Service Electric & Gas)             5.750     04/01/2031        1,473,854
--------------------------------------------------------------------------------------------------------------------
    1,525,000   South Jersey Port Corp.                                        5.200     01/01/2023        1,558,764
--------------------------------------------------------------------------------------------------------------------
      200,000   South Jersey Port Corp.                                        5.250     01/01/2030          205,134
--------------------------------------------------------------------------------------------------------------------
    3,980,000   Union County Improvement Authority
                (Juvenile Detention Center)                                    5.500     05/01/2034        4,316,788
--------------------------------------------------------------------------------------------------------------------
       65,000   Union County Improvement Authority (Linden Airport)            5.000     03/01/2028           65,783
--------------------------------------------------------------------------------------------------------------------
       50,000   Union County Utilities Authority (County Deficiency)           5.000     06/15/2028           50,503
--------------------------------------------------------------------------------------------------------------------
      415,000   Union County Utilities Authority (County Deficiency)           5.000     06/15/2028          419,175
--------------------------------------------------------------------------------------------------------------------
       50,000   Union County Utilities Authority (County Deficiency)           5.000     06/15/2028           50,563
--------------------------------------------------------------------------------------------------------------------
       15,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.000     06/01/2016           15,227
--------------------------------------------------------------------------------------------------------------------
    1,580,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.000     06/01/2023        1,597,980
--------------------------------------------------------------------------------------------------------------------
      140,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.350     06/01/2023          142,464
--------------------------------------------------------------------------------------------------------------------
    9,445,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2013        9,643,534
--------------------------------------------------------------------------------------------------------------------
      135,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2017          137,431
--------------------------------------------------------------------------------------------------------------------
      145,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2018          147,611
--------------------------------------------------------------------------------------------------------------------
      225,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2019          229,052
--------------------------------------------------------------------------------------------------------------------
       60,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2020           61,081
--------------------------------------------------------------------------------------------------------------------
       10,000   University of Medicine & Dentistry of NJ COP                   6.750     12/01/2009           10,103
                                                                                                        ------------
                                                                                                         747,454,330

--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--36.5%
    2,740,000   Guam Education Financing Foundation COP                        5.000     10/01/2023        2,831,406
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Guam Government Waterworks Authority &
                Wastewater System                                              5.875     07/01/2035        2,647,300
--------------------------------------------------------------------------------------------------------------------
    3,900,000   Guam Government Waterworks Authority &
                Wastewater System                                              6.000     07/01/2025        4,209,036
--------------------------------------------------------------------------------------------------------------------
       50,000   Guam Power Authority, Series A                                 5.125     10/01/2029           50,432
--------------------------------------------------------------------------------------------------------------------
    4,700,000   Northern Mariana Islands Commonwealth, Series A                6.750     10/01/2033        5,420,651
--------------------------------------------------------------------------------------------------------------------
      300,000   Northern Mariana Islands Commonwealth, Series A                6.750     10/01/2033          328,788
--------------------------------------------------------------------------------------------------------------------
    4,650,000   Northern Mariana Islands Ports Authority, Series A             5.000     06/01/2030        4,529,240
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Northern Mariana Islands Ports Authority, Series A             5.500     03/15/2031        1,245,000

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS Continued
$   3,310,000   Northern Mariana Islands Ports Authority, Series A             6.250%    03/15/2028   $    3,313,674
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Aqueduct & Sewer Authority                         5.000     07/01/2019        5,082,450
--------------------------------------------------------------------------------------------------------------------
    5,200,000   Puerto Rico Children's Trust Fund (TASC)                       5.500     05/15/2039        5,244,096
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Children's Trust Fund (TASC)                       5.625     05/15/2043        3,028,500
--------------------------------------------------------------------------------------------------------------------
   94,000,000   Puerto Rico Children's Trust Fund (TASC)                       6.316 4   05/15/2050        6,545,220
--------------------------------------------------------------------------------------------------------------------
   26,000,000   Puerto Rico Children's Trust Fund (TASC)                       7.031 4   05/15/2055          977,340
--------------------------------------------------------------------------------------------------------------------
      350,000   Puerto Rico Commonwealth GO 1                                  5.000     07/01/2025          358,096
--------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2026           50,504
--------------------------------------------------------------------------------------------------------------------
   12,015,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2027       12,245,448
--------------------------------------------------------------------------------------------------------------------
   12,750,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2035       13,039,553
--------------------------------------------------------------------------------------------------------------------
    3,170,000   Puerto Rico Commonwealth GO                                    5.125     07/01/2031        3,230,610
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2022        1,846,110
--------------------------------------------------------------------------------------------------------------------
   16,035,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2025       16,879,563
--------------------------------------------------------------------------------------------------------------------
    2,250,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2026        2,368,508
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2030        2,626,050
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2032        2,620,450
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Electric Power Authority, Series TT                5.000     07/01/2032        3,083,760
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Electric Power Authority, Series TT                5.000     07/01/2037        3,081,360
--------------------------------------------------------------------------------------------------------------------
   20,500,000   Puerto Rico Electric Power Authority, Series UU 2              4.291 5   07/01/2031       20,374,950
--------------------------------------------------------------------------------------------------------------------
    6,200,000   Puerto Rico Electric Power Authority, Series UU                4.271 5   07/01/2025        6,162,180
--------------------------------------------------------------------------------------------------------------------
      885,000   Puerto Rico HFC, Series B                                      5.300     12/01/2028          901,665
--------------------------------------------------------------------------------------------------------------------
      810,000   Puerto Rico Highway & Transportation Authority, Series G       5.000     07/01/2042          821,348
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Highway & Transportation Authority, Series K       5.000     07/01/2027        4,106,360
--------------------------------------------------------------------------------------------------------------------
    5,145,000   Puerto Rico Highway & Transportation Authority, Series K       5.000     07/01/2030        5,271,464
--------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico Highway & Transportation Authority, Series M       5.000     07/01/2037          461,844
--------------------------------------------------------------------------------------------------------------------
   20,100,000   Puerto Rico Highway & Transportation Authority, Series M       5.000     07/01/2046       20,449,941
--------------------------------------------------------------------------------------------------------------------
   21,000,000   Puerto Rico Highway & Transportation Authority, Series N 2     4.120 5   07/01/2045       20,874,000
--------------------------------------------------------------------------------------------------------------------
   20,000,000   Puerto Rico Highway & Transportation Authority, Series N       4.121 5   07/01/2045       19,880,000
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2027        1,029,320
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2037        5,103,000
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2037        5,120,850
--------------------------------------------------------------------------------------------------------------------
    9,750,000   Puerto Rico Infrastructure                                     5.000     07/01/2041        9,905,708
--------------------------------------------------------------------------------------------------------------------
      530,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.000     03/01/2036          531,813
--------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375     02/01/2019          102,001
--------------------------------------------------------------------------------------------------------------------
      555,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375     02/01/2029          564,491
--------------------------------------------------------------------------------------------------------------------
    1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)                  6.625     06/01/2026        1,829,495
--------------------------------------------------------------------------------------------------------------------
      205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                        6.250     08/01/2032          205,349
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico ITEMECF (Polytechnic University)                   5.000     08/01/2032        1,020,150
--------------------------------------------------------------------------------------------------------------------
      265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio
                Obligated Group)                                               6.250     07/01/2024          266,746

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS Continued
$     500,000   Puerto Rico Municipal Finance Agency, Series A                 5.250%    08/01/2024   $      524,105
--------------------------------------------------------------------------------------------------------------------
    3,250,000   Puerto Rico Municipal Finance Agency, Series A                 5.250     08/01/2025        3,406,683
--------------------------------------------------------------------------------------------------------------------
   15,965,000   Puerto Rico Port Authority (American Airlines), Series A       6.250     06/01/2026       15,994,695
--------------------------------------------------------------------------------------------------------------------
    1,985,000   Puerto Rico Port Authority (American Airlines), Series A       6.300     06/01/2023        1,985,834
--------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico Port Authority, Series D                           6.000     07/01/2021           55,135
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Public Buildings Authority                         5.250     07/01/2029       10,480,500
--------------------------------------------------------------------------------------------------------------------
   16,545,000   Puerto Rico Public Buildings Authority                         5.250     07/01/2033       17,269,836
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Public Buildings Authority, Series D               5.125     07/01/2024        1,027,920
--------------------------------------------------------------------------------------------------------------------
    1,530,000   Puerto Rico Public Buildings Authority, Series D               5.250     07/01/2036        1,579,021
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Sales Tax Financing Corp., Series A 2              4.518 5   08/01/2057        9,992,500
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Puerto Rico Sales Tax Financing Corp., Series A                5.250     08/01/2057        9,438,930
--------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico                                      5.000     06/01/2025        1,028,340
--------------------------------------------------------------------------------------------------------------------
    3,350,000   University of Puerto Rico                                      5.000     06/01/2025        3,444,939
--------------------------------------------------------------------------------------------------------------------
    3,000,000   University of Puerto Rico, Series Q                            5.000     06/01/2030        3,076,260
--------------------------------------------------------------------------------------------------------------------
      150,000   University of V.I., Series A                                   5.250     12/01/2023          154,401
--------------------------------------------------------------------------------------------------------------------
      710,000   University of V.I., Series A                                   5.375     06/01/2034          730,079
--------------------------------------------------------------------------------------------------------------------
    1,000,000   University of V.I., Series A                                   6.000     12/01/2024        1,047,640
--------------------------------------------------------------------------------------------------------------------
       40,000   University of V.I., Series A                                   6.250     12/01/2029           42,115
--------------------------------------------------------------------------------------------------------------------
       60,000   V.I. HFA, Series A                                             6.500     03/01/2025           60,043
--------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Coker) 1                6.500     07/01/2021        5,335,950
--------------------------------------------------------------------------------------------------------------------
    1,515,000   V.I. Public Finance Authority, Series A                        6.375     10/01/2019        1,628,428
--------------------------------------------------------------------------------------------------------------------
      325,000   V.I. Public Finance Authority, Series E                        5.875     10/01/2018          334,341
--------------------------------------------------------------------------------------------------------------------
    2,500,000   V.I. Public Finance Authority, Series E                        6.000     10/01/2022        2,570,750
--------------------------------------------------------------------------------------------------------------------
   11,100,000   V.I. Tobacco Settlement Financing Corp.                        6.216 4   05/15/2035        2,098,322
--------------------------------------------------------------------------------------------------------------------
    1,100,000   V.I. Tobacco Settlement Financing Corp.                        6.500 4   05/15/2035          196,515
--------------------------------------------------------------------------------------------------------------------
    2,050,000   V.I. Tobacco Settlement Financing Corp.                        6.875 4   05/15/2035          330,932
--------------------------------------------------------------------------------------------------------------------
    3,100,000   V.I. Tobacco Settlement Financing Corp.                        7.625 4   05/15/2035          413,974
--------------------------------------------------------------------------------------------------------------------
      290,000   V.I. Water & Power Authority                                   5.300     07/01/2018          292,987
--------------------------------------------------------------------------------------------------------------------
      175,000   V.I. Water & Power Authority                                   5.300     07/01/2021          176,141
                                                                                                      --------------
                                                                                                         326,583,136

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,058,833,895)-120.0%                                               1,074,037,466
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(20.0)                                                            (178,805,649)
                                                                                                      --------------
NET ASSETS-100.0%                                                                                     $  895,231,817
                                                                                                      ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after
July 31, 2007. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMC       Carolinas Medical Center
CMHS      Clara Maass Health System
CMMC      Clara Maass Medical Center
CoMC      Community Medical Center
COP       Certificates of Participation
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community
          Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
KSC       Kennedy Surgical Center
MHC       Meridian Hospitals Corp.
NY/NJ     New York/New Jersey
ONP       Ocean Nursing Pavillion, Inc.
PCFA      Pollution Control Finance Authority
RWJ       Robert Wood Johnson
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
V.I.      United States Virgin Islands

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                         VALUE  PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                     $  159,847,424     14.9%
Hospital/Health Care                                       136,352,449     12.7
General Obligation                                         102,333,267      9.5
Marine/Aviation Facilities                                  85,376,260      7.9
Education                                                   84,830,175      7.9
Highways/Commuter Facilities                                71,920,042      6.7
Airlines                                                    66,643,631      6.2
Electric Utilities                                          57,946,549      5.4
Higher Education                                            49,593,999      4.6
Sales Tax Revenue                                           40,125,188      3.7
Adult Living Facilities                                     39,532,389      3.7
Single Family Housing                                       36,263,135      3.4
Water Utilities                                             34,212,880      3.2
Municipal Leases                                            33,294,930      3.1
Special Tax                                                 18,953,828      1.8
Gas Utilities                                                7,935,827      0.7
Resource Recovery                                            7,906,135      0.7
Multifamily Housing                                          6,079,679      0.6
Oil, Gas & Consumable Fuels                                  5,335,950      0.5
Biotechnology                                                4,876,650      0.5
Food Products                                                4,373,659      0.4
Correctional Facilities                                      4,316,788      0.4
Hotels, Restaurants & Leisure                                4,131,501      0.4
Construction Materials                                       3,643,098      0.3
Government Appropriation                                     3,124,464      0.3
Beverages                                                    2,957,310      0.3
Sports Facility Revenue                                        846,080      0.1
Student Loans                                                  609,075      0.1
Automobiles                                                    243,802      0.0
Sewer Utilities                                                175,237      0.0
Construction & Engineering                                     159,265      0.0
Commercial Services & Supplies                                  71,696      0.0
Not-for-Profit Organization                                     25,104      0.0
                                                        ------------------------
Total                                                   $1,074,037,466    100.0%
                                                        ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,058,833,895)--see accompanying statement of investments   $ 1,074,037,466
---------------------------------------------------------------------------------------------------------
Cash                                                                                             559,632
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       9,071,169
Shares of beneficial interest sold                                                             4,250,509
Other                                                                                             20,426
                                                                                         ----------------
Total assets                                                                               1,087,939,202

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                               178,060,000
Payable on borrowings (See Note 5)                                                             7,500,000
Investments purchased (including $4,250,000 purchased on a when-issued
basis or forward commitment)                                                                   5,336,374
Shares of beneficial interest redeemed                                                           895,101
Dividends                                                                                        609,097
Distribution and service plan fees                                                               112,370
Trustees' compensation                                                                            65,783
Transfer and shareholder servicing agent fees                                                     28,561
Interest expense on borrowings                                                                    26,353
Shareholder communications                                                                        23,744
Other                                                                                             50,002
                                                                                         ----------------
Total liabilities                                                                            192,707,385

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $   895,231,817
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $   881,833,916
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (421,103)
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (1,384,567)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    15,203,571
                                                                                         ----------------
NET ASSETS                                                                               $   895,231,817
                                                                                         ================

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$591,237,741 and 49,355,378 shares of beneficial interest outstanding)                           $ 11.98
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                         $ 12.58
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,579,170
and 6,134,319 shares of beneficial interest outstanding)                                         $ 11.99
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $230,414,906
and 19,220,708 shares of beneficial interest outstanding)                                        $ 11.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Interest                                                                            $ 43,247,901
-------------------------------------------------------------------------------------------------
Other income                                                                                 238
                                                                                    -------------
Total investment income                                                               43,248,139

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
Management fees                                                                        3,853,613
-------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                  715,154
Class B                                                                                  679,589
Class C                                                                                1,695,233
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  160,713
Class B                                                                                   48,575
Class C                                                                                   82,744
-------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                   27,441
Class B                                                                                    8,771
Class C                                                                                   13,599
-------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1).       4,636,087
-------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                           707,180
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    44,986
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               20,627
-------------------------------------------------------------------------------------------------
Other                                                                                    149,699
                                                                                    -------------
Total expenses                                                                        12,844,011
Less reduction to custodian expenses                                                      (8,436)
                                                                                    -------------
Net expenses                                                                          12,835,575

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 30,412,564

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                                       4,847,636
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                  (5,922,240)

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 29,337,960
                                                                                    =============

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                 2007             2006
------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                      $  30,412,564    $  20,173,451
------------------------------------------------------------------------------------------
Net realized gain (loss)                                       4,847,636       (1,544,971)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         (5,922,240)        (845,556)
                                                           -------------------------------
Net increase in net assets resulting from operations          29,337,960       17,782,924

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (21,039,557)     (14,004,495)
Class B                                                       (2,680,254)      (2,817,386)
Class C                                                       (6,698,889)      (4,277,840)
                                                           -------------------------------
                                                             (30,418,700)
(21,099,721)

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                      220,976,427      172,386,035
Class B                                                         (814,610)      12,154,635
Class C                                                       92,387,458       69,181,165
                                                           -------------------------------
                                                             312,549,275      253,721,835

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase                                               311,468,535      250,405,038
------------------------------------------------------------------------------------------
Beginning of period                                          583,763,282      333,358,244
                                                           -------------------------------
End of period (including accumulated net investment loss
of $421,103 and $414,967, respectively)                    $ 895,231,817    $ 583,763,282
                                                           ===============================

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------
Net increase in net assets from operations                            $  29,337,960
------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                      (495,816,316)
Proceeds from disposition of investment securities                      143,480,452
Short-term investment securities, net                                   (52,085,470)
Premium amortization                                                      3,187,003
Discount accretion                                                       (2,635,350)
Net realized gain on investments                                         (4,847,636)
Net change in unrealized appreciation on investments                      5,922,240
Increase in interest receivable                                          (1,316,859)
Decrease in receivable for securities sold                               24,563,200
Increase in other assets                                                    (10,069)
Decrease in payable for securities purchased                             (1,967,186)
Increase in payable for accrued expenses                                     78,902
                                                                      --------------
Net cash used in operating activities                                  (352,109,129)

------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------
Proceeds from bank borrowing                                            282,400,000
Payments on bank borrowing                                             (290,000,000)
Proceeds from short-term floating rate notes issued                      76,415,000
Proceeds from shares sold                                               416,732,945
Payment on shares redeemed                                             (122,155,856)
Cash distributions paid                                                 (11,290,766)
                                                                      --------------
Net cash provided by financing activities                               352,101,323

------------------------------------------------------------------------------------
Net decrease in cash                                                         (7,806)
------------------------------------------------------------------------------------
Cash, beginning balance                                                     567,438
                                                                      --------------
Cash, ending balance                                                  $     559,632
                                                                      ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $18,949,568. Cash paid for interest on bank borrowings--$707,192.
Cash paid for interest on short-term floating rate notes issued--$4,636,087.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                                  2007          2006            2005            2004          2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.90    $    12.03     $     10.76     $     10.51     $   10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .52 1         .55 1           .62 1           .67           .67
Net realized and unrealized gain (loss)                            .09          (.09)           1.32             .23          (.52)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .61           .46            1.94             .90           .15
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.53)         (.59)           (.67)           (.65)         (.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.98    $    11.90     $     12.03     $     10.76     $   10.51
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                5.13%         3.93%          18.46%           8.63%         1.21%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   591,238    $  371,295     $   200,831     $    94,214     $  61,825
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   486,782    $  287,248     $   133,634     $    78,828     $  54,811
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             4.32%         4.67%           5.41%           6.28%         6.24%
Expenses excluding interest and fees on
short-term floating rate notes issued                             0.82%         0.90%           0.91%           0.98%         1.02%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    1.44%         1.53%           1.26%           1.30%         1.28%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                1.44%         1.47%           1.06%           1.10%         1.08%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B      YEAR ENDED JULY 31,                                  2007          2006            2005            2004          2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.91    $    12.05     $     10.78     $     10.52     $   11.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .43 1         .47 1           .54 1           .60           .59
Net realized and unrealized gain (loss)                            .08          (.11)           1.31             .23          (.53)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .51           .36            1.85             .83           .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.43)         (.50)           (.58)           (.57)         (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.99    $    11.91     $     12.05     $     10.78     $   10.52
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.30%         3.03%          17.53%           7.92%         0.46%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $    73,579    $   73,887     $    62,399     $    51,329     $  46,912
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $    75,560    $   68,065     $    56,755     $    50,920     $  45,226
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             3.55%         3.93%           4.74%           5.54%         5.46%
Expenses excluding interest and fees on
short-term floating rate notes issued                             1.61%         1.69%           1.68%           1.73%         1.78%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    2.23%         2.32%           2.03%           2.05%         2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                2.23%         2.24%           1.83%           1.85%         1.84%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED JULY 31,                                  2007          2006            2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.91    $    12.04     $     10.77     $     10.51     $   10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .43 1         .46 1           .53 1           .59           .59
Net realized and unrealized gain (loss)                            .09          (.09)           1.32             .24          (.53)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .52           .37            1.85             .83           .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.44)         (.50)           (.58)           (.57)         (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.99    $    11.91     $     12.04     $     10.77     $   10.51
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.33%         3.14%          17.54%           7.91%         0.45%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   230,415    $  138,581     $    70,128     $    23,795     $  17,784
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   188,557    $  104,423     $    40,717     $    20,470     $  16,770
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             3.55%         3.90%           4.57%           5.53%         5.49%
Expenses excluding interest and fees on
short-term floating rate notes issued                             1.58%         1.66%           1.67%           1.73%         1.78%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    2.20%         2.29%           2.02%           2.05%         2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                2.20%         2.23%           1.82%           1.85%         1.84%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $4,250,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $46,474,304 as of July 31, 2007, which represents
4.27% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its
Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the
Trust are recorded on the Fund's Statement of Operations. At July 31, 2007,
municipal bond holdings with a value of $224,534,304 shown on the Fund's
Statement of Investments are held by such Trusts and serve as collateral for the
$178,060,000 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                               COUPON    MATURITY     VALUE AS OF
AMOUNT        INVERSE FLOATER 1                                        RATES 2       DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------

$ 2,000,000   NJ EDA (Public Schools Small
              Project Loan Program) RITES                                6.497%     9/1/24    $  2,492,280
  2,170,000   NJ EDA RITES 3                                             5.780      3/1/27       2,493,937
  9,045,000   NJ EDA ROLs                                                9.160      3/1/30      10,518,250
  4,520,000   NJ EDA ROLs                                                9.160      3/1/28       5,267,970
  2,000,000   NJ Health Care Facilities Financing Authority
              (Englewood Hospital & Medical Center) RITES                7.535      8/1/25       2,364,280
  3,870,000   NJ Health Care Facilities Financing Authority
              DRIVERS                                                    8.217     9/15/28       4,449,804
  4,400,000   NJ Health Care RITES                                       8.710    11/15/33       3,493,160
  2,500,000   NJ Reset Optional Certificates Trust II ROLs               8.690      9/1/36       2,895,550
  3,930,000   Port Authority NY/NJ RITES                                 5.750      9/1/24       4,424,866
  2,305,000   Port Authority NY/NJ, 238th Series ROLs                    9.570    12/15/32       2,657,757
  2,050,000   Puerto Rico Electric Power Authority ROLs 3                7.930      7/1/31       1,924,950
  2,125,000   Puerto Rico Highway & Transportation
              Authority ROLs                                             5.900      7/1/45       2,023,000
    500,000   Puerto Rico Highway & Transportation
              Authority ROLs                                             5.900      7/1/45         476,000
  1,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3               0.000 4    8/1/57         992,500
                                                                                              -------------
                                                                                              $ 46,474,304
                                                                                              =============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 39 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the
Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31,
2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately
$33,960,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED      UNDISTRIBUTED             ACCUMULATED       OTHER INVESTMENTS
NET INVESTMENT         LONG-TERM                    LOSS      FOR FEDERAL INCOME
INCOME                      GAIN      CARRYFORWARD 1,2,3            TAX PURPOSES
--------------------------------------------------------------------------------
$572,725                     $--              $1,551,486             $15,370,487

1. As of July 31, 2007, the Fund had $1,551,486 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    ------------------------------------
                    2010                     $ 1,401,537
                    2012                         115,750
                    2014                          34,199
                                             -----------
                    Total                    $ 1,551,486
                                             ===========

2. During the fiscal year ended July 31, 2007, the Fund utilized $2,715,617 of capital loss carryforward to offset capital gains realized in that fiscal year.

3.During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

The tax character of distributions paid during the years ended July 31, 2007 and
July 31, 2006 was as follows:

                                              YEAR ENDED      YEAR ENDED
                                           JULY 31, 2007   JULY 31, 2006
        ----------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends           $ 30,401,095    $ 21,099,721
        Ordinary income                           17,605              --
                                            ----------------------------
        Total                               $ 30,418,700    $ 21,099,721
                                            ============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities           $880,702,859
                                                      ============
             Gross unrealized appreciation            $ 24,693,226
             Gross unrealized depreciation              (9,322,739)
                                                      ------------
             Net unrealized appreciation              $ 15,370,487
                                                      ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $30,282 and payments of $15,549 were made to retired trustees, resulting in an accumulated liability of $47,265 as of July 31, 2007.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       YEAR ENDED JULY 31, 2007          YEAR ENDED JULY 31, 2006
                                        SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------

CLASS A
Sold                                23,410,659    $ 284,761,943       18,682,666    $ 221,763,770
Dividends and/or
distributions reinvested             1,100,129       13,364,563          685,948        8,140,403
Redeemed                            (6,358,993)     (77,150,079)      (4,853,455)     (57,518,138)
                                    --------------------------------------------------------------
Net increase                        18,151,795    $ 220,976,427       14,515,159    $ 172,386,035
                                    ==============================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                 1,143,370    $  13,922,058        1,835,126    $  21,799,263
Dividends and/or
distributions reinvested               137,950        1,678,223          136,533        1,622,906
Redeemed                            (1,348,661)     (16,414,891)        (948,989)     (11,267,534)
                                    --------------------------------------------------------------
Net increase (decrease)                (67,341)   $    (814,610)       1,022,670    $  12,154,635
                                    ==============================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                                 9,578,020    $ 116,616,588        7,000,353    $  83,208,814
Dividends and/or
distributions reinvested               321,342        3,906,782          200,285        2,378,670
Redeemed                            (2,316,616)     (28,135,912)      (1,385,935)     (16,406,319)
                                    --------------------------------------------------------------
Net increase                         7,582,746    $  92,387,458        5,814,703    $  69,181,165
                                    ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                          PURCHASES          SALES
            ------------------------------------------------------
            Investment securities      $495,816,316   $143,480,452

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

             FEE SCHEDULE
             --------------------------------------
             Up to $200 million               0.60%
             Next $100 million                0.55
             Next $200 million                0.50
             Next $250 million                0.45
             Next $250 million                0.40
             Over $1 billion                  0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2007, the Fund paid $285,814 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to
0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were
$2,663,862 and $2,739,194, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                             CLASS A          CLASS B          CLASS C
                             CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                           FRONT-END         DEFERRED         DEFERRED         DEFERRED
                       SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                         RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------

July 31, 2007               $573,270          $23,436         $167,271          $46,353

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. BORROWINGS Continued

      For the year ended July 31, 2007, the average daily loan balance was
$13,210,411 at an average daily interest rate of 5.288%. The Fund had borrowings outstanding of $7,500,000 at July 31, 2007 at an interest rate of 5.2958%. The
Fund had gross borrowings and gross loan repayments of $282,400,000 and
$290,000,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31,
2007 was $83,300,000. The Fund paid $58,434 in fees and $707,192 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The
Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                       A-1
                                   APPENDIX A

                       MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries    of   the    rating    definitions    used   by   the
nationally-recognized  rating  agencies  listed below for municipal  securities.
Those ratings  represent  the opinion of the agency as to the credit  quality of issues that they rate.  The  summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as
VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o........Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
         be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
         it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                      B-1
                                  Appendix B

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

              1)  plans created or under Sections 401(a) or
                  401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation
                  plans,
              3)  employee benefit plans(4)
              4)  Group Retirement Plans(5)
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"),
                  including traditional IRAs, Roth IRAs,
                  SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges
                        in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester Fund Municipals  purchased prior to October 22, 2007) of the beginning of the calendar month of their purchase,  as described in the Prospectus (unless a waiver  described  elsewhere  in this  Appendix  applies  to the  redemption).
Additionally,  on shares  purchased  under these waivers that are subject to the
Class  A  contingent  deferred  sales  charge,  the  Distributor  will  pay  the applicable  concession  described  in the  Prospectus  under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:

o      Purchases of Class A shares aggregating $1 million

       or more.

     o Purchases  of Class A shares by a Retirement  Plan that was  permitted to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     o Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     o  Purchases  of Class A shares by  Retirement  Plans  that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales
Charges for Certain Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     o The Manager or its affiliates.

     o Present or former officers,  directors, trustees and employees (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     o  Registered  management  investment  companies,  or separate  accounts of insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     o Dealers or brokers that have a sales agreement with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     o Employees and registered  representatives  (and their spouses) of dealers or brokers  described  above or  financial  institutions  that have entered into sales  arrangements  with such dealers or brokers (and which are  identified  as such to the Distributor) or with the Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     o Dealers,  brokers,  banks or  registered  investment  advisers  that have entered into an agreement with the Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products made  available to their clients.  Those clients may be charged a transaction  fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     o  Investment  advisers  and  financial  planners  who have entered into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     o "Rabbi  trusts" that buy shares for their own accounts,  if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o Clients of investment  advisers or financial  planners (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     o Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     o  Accounts  for  which  Oppenheimer  Capital  (or  its  successor)  is the investment  adviser (the  Distributor  must be advised of this  arrangement) and persons  who are  directors  or  trustees  of the  company or trust which is the beneficial owner of such accounts.

     o A unit  investment  trust that has entered into an appropriate  agreement with the Distributor.

     o Dealers,  brokers,  banks,  or registered  investment  advisers that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     o Retirement Plans and deferred  compensation plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     o A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest  for  Value
Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the  termination of the Class B and Class C TRAC-2000 program on November 24, 1995.

     o A qualified  Retirement  Plan that had agreed  with the former  Quest for
Value Advisors to purchase  shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through  DCXchange,  a sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     o Purchases by former  shareholders of Atlas  Strategic  Income Fund of the
Class A shares  of any  Oppenheimer  fund  that is  available  for  exchange  to shareholders of Oppenheimer Strategic Income Fund.

B.   Waivers of the Class A Initial and Contingent Deferred
Sales Charges in Certain Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     o  Shares  issued  in  plans  of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     o Shares purchased by the reinvestment of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash
Reserves) or unit investment  trusts for which  reinvestment  arrangements  have been made with the Distributor.

     o  Shares  purchased  by  certain  Retirement  Plans  that  are  part  of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insureance companies, or serviced by recordkeepers.

     o Shares  purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     o Shares  purchased in amounts of less than $5.  Class A shares  issued and purchased  in the  following  transactions  are not subject to sales  charges (a dealer  concession  at the annual  rate of 0.25% is paid by the  Distributor  on purchases made within the first 6 months of plan establishment):

     o Retirement Plans that have $5 million or more in plan assets.

     o Retirement  Plans with a single plan sponsor that have $5 million or more in agrgregate assets invested in Oppenheimer funds.

C.   Waivers of the Class A Contingent Deferred Sales
Charge for Certain Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     o To make Automatic  Withdrawal Plan payments that are limited  annually to no more than 12% of the account value adjusted annually.

     o  Involuntary  redemptions  of shares by operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     o For distributions from Retirement Plans,  deferred  compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     o For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

     o For distributions  from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

     o For  distributions  from retirement  plans which are part of a retirement plan product or platform  offered by certain  banks,  broker-dealers,  financial advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

III.        Waivers of Class B, Class C and Class N Sales
                      Charges of Oppenheimer Funds
----------------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     o Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

     o Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established,  and for  disability you must provide  evidence  of a  determination  of  disability  by the  Social  Security
Administration.

     o The contingent  deferred sales charges are generally not waived following the death or  disability  of a  grantor  or  trustee  for a trust  account.  The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established,  and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).

     o  Distributions  from accounts for which the  broker-dealer  of record has entered into a special agreement with the Distributor allowing this waiver.

     o Redemptions of Class B shares held by Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

     o Redemptions of Class C shares of Oppenheimer  U.S.  Government Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     o  Redemptions  of Class C shares of an  Oppenheimer  fund in amounts of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     o  Distributions(9)  from Retirement  Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(11)

     9) On account of the participant's separation from service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     o  Redemptions  of Class B shares  or  Class C  shares  under an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain
Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

o      Shares sold to the Manager or its affiliates.

     o Shares sold to  registered  management  investment  companies or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     o Shares issued in plans of reorganization to which the Fund is a party.

     o Shares  sold to  present  or  former  officers,  directors,  trustees  or employees (and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates  and  retirement  plans  established by them for their employees.

IV.  Special Sales Charge Arrangements%fof NetrAmountrInvestedtain
      Oppenheimer Funds Who Were Shareholders of Former Quest
                          for Value Funds
--------------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

     Oppenheimer Rising Dividends Fund, Inc.
     Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     o acquired  by such  shareholder  pursuant  to an  exchange of shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or

     o  purchased  by  such   shareholder  by  exchange  of  shares  of  another
Oppenheimer fund that were acquired  pursuant to the merger of any of the Former
Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

1.   Reduced Class A Initial Sales Charge Rates for Certain  Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

Number of Eligible               Initial Sales Charge         Initial Sales Charge              Concession
Employees                        as a % of                    as a % of                         as a % of
or Members                       Offering Price               Net Amount Invested               Offering Price
                                 ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

--------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

2.    Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the  following  investors are not subject to any Class A initial or contingent deferred sales charges:

o        Shareholders who were shareholders of the AMA Family of Funds on
                  February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the
                  AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

3.       Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

4.       Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a Former Quest for Value
Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either
                  Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum value of such accounts.

5.       Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s)
                  (as evidenced by a determination of total disability by the
                  U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not
                  exceed 10% of the initial value of the account value;
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.            Special Sales Charge Arrangements for Shareholders of Certain
           Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                             Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

6.       Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class
A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                  March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

7.       Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in
                  one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
                  $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons
                  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between
                  CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the
                  purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution
                  had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York
State by Connecticut Mutual Life Insurance Company through the Panorama
Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual
Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7)
         of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a)
         or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class
         B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.          Special Reduced Sales Charge for Former Shareholders of Advance
                                   America Funds, Inc.
--------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.       Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                               Convertible Securities Fund
--------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o      the Manager and its affiliates,
o      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,

o      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
o      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or
              financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o      dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
              dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer New Jersey Municipal Fund

Internet Website
       www.oppenheimerfunds.com

Investment Adviser
       OppenheimerFunds, Inc.
       Two World Financial Center,
       225 Liberty Street, 11th Floor,
       New York, New York 10281-1008

Distributor
       OppenheimerFunds Distributor, Inc.
       Two World Financial Center,
       225 Liberty Street, 11th Floor,
       New York, New York 10281-1008

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL OPP(225.5677)

Custodian Bank
       Citibank, N.A.
       111 Wall Street
       New York, New York 10005

Independent Registered Public Accounting Firm
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer Brown LLP
       1675 Broadway
       New York, New York 10019

1234
PX395.001.1107

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund or the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Pennsylvania Municipal Fund

Prospectus dated November 28, 2007

                           Oppenheimer Pennsylvania Municipal Fund is a mutual
                           fund that seeks current income exempt from federal
                           and Pennsylvania personal income taxes while
                           attempting to preserve capital. It invests mainly in
                           municipal securities.

                                This prospectus contains important information
                           about the Fund's investment objective, investment
                           policies, principal investment strategies and risks.
                           It also contains important information about how to
                           buy and sell shares of the Fund and other account
                           features.  Please read this prospectus carefully
                           before you invest and keep it for future reference
                           about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this prospectus is accurate or complete.  It is a
criminal offense to represent otherwise.

                                                         [OppenheimerFunds logo]

Contents
                  About The Fund
--------------------------------------------------------------------------------

                  The  Fund's  Investment  Objective  and  Principal  Investment
                  Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  About Your Account
_______________________________________________________________________________

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights
--------------------------------------------------------------------------------

About the Fund
--------------------------------------------------------------------------------

The Fund's Investment Objective and Principal Investment Strategies

--------------------------------------------------------------------------------

What Is A Municipal Security?  Municipal securities are fixed-income  securities primarily issued by states,  cities,  counties and other  governmental  entities to finance the  development  of local  communities.  The interest  received from most  municipal  bonds is exempt from  federal,  state or local  income taxes in the municipalities where the bonds are issued.
--------------------------------------------------------------------------------

What are Pennsylvania  Municipal Securities?  Pennsylvania  Municipal Securities
are  securities  that pay interest that, in the opinion of counsel to the issuer of each  security,  is exempt from  federal  and  Pennsylvania  personal  income taxes and the income tax of the school district of Philadelphia.

What is The  Fund's  Investment  Objective?  The  Fund  seeks as high a level of current  interest  income exempt from federal and  Pennsylvania  personal income taxes as is available from municipal  securities,  consistent with  preservation of capital.

What Does the Fund Mainly Invest In?  The Fund invests mainly in Pennsylvania municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and Pennsylvania personal income taxes, and from the investment income tax of the school district of
Philadelphia. These securities primarily include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (short-term obligations), and interests in municipal leases.
Pennsylvania Municipal securities also may include debt obligations of the governments of certain possessions, territories and commonwealths of the
United States or their respective agencies, instrumentalities or authorities if the interest is not subject to Pennsylvania personal income tax or federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).  Most of the securities the Fund buys must be
"investment grade" (securities rated in one of the four highest rating categories of national rating organizations, such as Moody's Investors
Services ("Moody's")), although the Fund also can hold up to 25% of its total assets in lower-grade securities (sometimes called "junk bonds").  Under normal market conditions, the Fund attempts to invest 100% of its assets in municipal securities, and as a fundamental policy invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax.

         The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long- term securities.  However, it currently focuses on longer-term securities to seek higher yields.  These investments are more fully explained in "About the Fund's Investments," below.

         o How Do the Portfolio Managers Decide What Securities to Buy or
Sell?  In selecting securities for the Fund, the portfolio managers look primarily for Pennsylvania municipal securities using a variety of factors that may change over time and may vary in particular cases.  The portfolio managers currently look for:
o      Securities that provide high current income
o      A wide range of securities of different issuers within the state (and certain possessions, territories and commonwealths of
                      the United States), including different agencies and
                      municipalities, to spread risk
o      Securities having favorable credit characteristics
o      Special situations that provide opportunities for value
o      Unrated bonds that might provide high income
o      Securities of smaller issuers that might be overlooked by other investors and funds
o      Special situations of higher rated bonds that provide opportunities for above average income with limited volatility.
o      Securities across a wide range of municipal sectors, coupons and revenue sources.

         The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

Who Is the Fund Designed For? The Fund is designed for individual investors who are seeking income exempt from federal and Pennsylvania personal income taxes.  The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking to pursue capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having a similar objective. The Fund's share prices  may change daily.

CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced.  Because the Fund can invest as much as 25% of its total assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Credit Risks of Lower-Grade Securities. The Fund can invest as much as
25% of its total assets in municipal securities below investment grade to seek higher income. Municipal securities that are rated below investment grade
(these are sometimes called "junk bonds") usually offer higher yields than investment-grade securities but are subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations.
They also may not have an active trading market, which means that they would be less liquid than investment grade securities making it more difficult for the Fund to sell them at an acceptable price.

 INTEREST RATE RISK.  Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise.  When interest rates fall, the income the Fund earns on its investments, and the Fund's distributions to shareholders, may decline. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount.

The magnitude of these price changes is generally greater for bonds with longer maturities.  When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.  Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the callable instrument in other securities that have lower yields, reducing its income. The Fund currently focuses on longer-term securities to seek higher income.  Therefore, its share prices may fluctuate more when interest rates change.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement
Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

o      Tobacco Settlement Revenue Bonds.  The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the
MSA. The MSA is an agreement, reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown
& Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the
MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of
Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o        "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii)
from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

TAXABILITY RISK--The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

         Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

On November 5, 2007, the U.S. Supreme Court (the "Court") heard arguments in its review of a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from
Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

A decision is expected in the first part of 2008. It is not possible to predict what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

     The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

     The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. Such a ruling would require Kentucky and such other states to treat income derived on in-state and out-of-state bonds equally - either exempting income derived from all out-of-state bonds from a state's income tax or taxing income derived from all municipal bonds. This might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

     The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

RISKS OF NON-DIVERSIFICATION.  The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the
Commonwealth of Pennsylvania (or governments of certain possessions, territories and commonwealths of the United States). Having a higher percentage of its assets invested in the securities of fewer issuers, particularly government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in Pennsylvania (or possessions, territories and commonwealths of the United States).

RISKS IN USING DERIVATIVE INVESTMENTS.  The Fund can use derivatives to seek increased returns or to try to hedge investment risks.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
"Inverse floaters" are examples of derivatives the Fund can use and are discussed further below.

If the issuer of the derivative investment does not pay the amount due, the
Fund can lose money on its investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected them to perform.  If that happens, the Fund will get less income than expected or its share price could decline.
To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices.  Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

When the Fund invests in certain derivatives, for example, inverse floaters with "shortfall" agreements (as discussed below) and swaps, the Fund must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

INVERSE FLOATERS. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in "inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund purchases inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because of the accounting treatment for inverse floaters created by the Fund's transfer of a municipal bond to a trust, the Fund's financial statements will reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the
Fund's Statement of Investments to include the underlying municipal bond.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.  The Fund focuses its investments in Pennsylvania municipal securities and is non-diversified.  It will therefore be vulnerable to the effects of economic, regulatory and political developments that affect Pennsylvania governmental issuers.  These changes can affect the value of the Fund's investments and its prices per share. The Fund's focus on longer-term bonds and its use of inverse floaters can cause fluctuations in the Fund's share prices. In the
OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risks than money market funds.

         An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See bar chart in Appendix to the prospectus]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

 For the period from 1/1/07 through 9/30/07, the cumulative return (not annualized) before taxes for Class A shares was -0.41%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 5.24% (3Qtr '04) and the lowest return
(not annualized) before taxes for a calendar quarter was -5.29% (2Qtr '04).

------------------------------------------------ ---------------------- --------------------- ----------------------

Average Annual Total Returns for the periods     1 Year                 5 Years               10 Years

ended December 31, 2006

------------------------------------------------ ---------------------- --------------------- ----------------------
------------------------------------------------ ---------------------- --------------------- ----------------------
Class A Shares (inception 9/18/89)

Return Before Taxes                              2.49%                  7.81%                 5.90%
Return After Taxes on Distributions              2.48%                  7.81%                 5.90%
Return After Taxes on Distributions and Sale                            7.52%
of Fund Shares                                   3.25%                                        5.82%

------------------------------------------------ ---------------------- --------------------- ----------------------

                                                 1.77%                  7.73%                 5.94%
Class B Shares (inception 5/3/93)
                                                 5.79%                  8.03%                 5.61%
Class C Shares (inception 5/3/93)

------------------------------------------------ ---------------------- --------------------- ----------------------

Lehman Brothers Municipal Bond Index (reflects
no deduction for fees, expenses or taxes)        4.84%                  5.53%                 5.76%

------------------------------------------------ ---------------------- --------------------- ----------------------
   The Fund's average annual total returns include the applicable sales charges: for Class A, the current maximum initial sales charge of 4.75%;
   for Class B, the contingent deferred sales charges of 5% (1-year) and 2%
   (5-year); and for Class C, the 1% contingent deferred sales charge for the
   1-year period.  Because Class B shares convert to Class A shares 72 months after purchase, Class B 10 Years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal
   Bond Index, an unmanaged index of a broad range of investment grade municipal bonds.  The index includes municipal securities from many states while the Fund focuses on Pennsylvania municipal securities.  The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the
Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2007.

  ------------------------------------------------------------------------------------------------------------------
  Shareholder Fees (charges paid directly from your investment):
  ------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------- --------------------- ---------------------- ----------------------
                                                 Class A Shares        Class B Shares         Class C Shares
  ---------------------------------------------- --------------------- ---------------------- ----------------------
  ---------------------------------------------- --------------------- ---------------------- ----------------------
  Maximum Sales Charge (Load) on purchases (as
  a % of offering price)                         4.75%                 None                   None
  ---------------------------------------------- --------------------- ---------------------- ----------------------
  ---------------------------------------------- --------------------- ---------------------- ----------------------
  Maximum Deferred Sales Charge (Load) (as %
  of the lower of the original offering price
  or redemption proceeds)                        None(1)               5%(2)                  1%(3)
  ---------------------------------------------- --------------------- ---------------------- ----------------------

  ------------------------------------------------------------------------------------------------------------------
  Annual Fund Operating Expenses (deducted from Fund assets):
  (% of average daily net assets)
  ------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------- ------------------- ---------------------- ------------------------
                                                 Class A Shares      Class B Shares         Class C Shares
  ---------------------------------------------- ------------------- ---------------------- ------------------------
  ---------------------------------------------- ------------------- ---------------------- ------------------------

  Management Fees                                0.46%               0.46%                  0.46%

  ---------------------------------------------- ------------------- ---------------------- ------------------------
  ---------------------------------------------- ------------------- ---------------------- ------------------------
  Distribution and/or Service (12b-1) Fees       0.15%               0.90%                  0.90%
  ---------------------------------------------- ------------------- ---------------------- ------------------------
  ---------------------------------------------- ------------------- ---------------------- ------------------------

  Total Other Expenses                           0.74%               0.77%                  0.75%

  ---------------------------------------------- ------------------- ---------------------- ------------------------

       Interest  and  Related   Expenses   from
       Inverse Floaters(4)                       0.61%               0.61%                  0.61%

  ---------------------------------------------- ------------------- ---------------------- ------------------------

       Other Expenses                            0.13%               0.16%                  0.14%

  ---------------------------------------------- ------------------- ---------------------- ------------------------
  ---------------------------------------------- ------------------- ---------------------- ------------------------

  Total Annual Operating Expenses                1.35%               2.13%                  2.11%

  ---------------------------------------------- ------------------- ---------------------- ------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

1.    A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more. See "How to Buy Shares" for details.
2.       Applies to redemptions in the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
     Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
     Total Annual Operating Expenses in the table above and the Examples below.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same.  Your actual costs may be higher or lower because expenses will vary over time.  Based on these assumptions your expenses would be as follows:

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are redeemed:                1 year           3 years            5 years            10 years
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                         $607             $885               $1,184             $2,032

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                         $718             $974               $1,356             $2,100*

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                         $316             $668               $1,146             $2,467

-------------------------------------- ---------------- ------------------ ------------------ ------------------------

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are not redeemed:            1 year           3 years            5 years            10 years
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                         $607             $885               $1,184             $2,032

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                         $218             $674               $1,156             $2,100*

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                         $216             $668               $1,146             $2,467

-------------------------------------- ---------------- ------------------ ------------------ ------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges.  In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.
* Class B expenses for years 7 through 10 are based on Class A expenses since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

The Fund's Principal Investment Policies and Risks.  The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

         The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time.  The Fund's share prices and yields may change daily based on changes in the prices  or interest rates of the securities in which the Fund invests. Those security prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         o  Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.
These debt obligations are issued by state governments, as well as their political subdivisions (such as cities, towns and counties), and their agencies and authorities.  Pennsylvania municipal securities are municipal securities that are not subject to Pennsylvania personal income tax (in the opinion of bond counsel to the issuer).  They include debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions.  They also may include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to Pennsylvania personal income tax.

         The Fund can also buy other municipal securities issued by the governments of the District of Columbia and of other states, or by any commonwealths, territories or possessions of the United States, (for example,
Puerto Rico) or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

         Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities.  The Fund can buy both long-term and short-term municipal securities.  For purposes of this prospectus, long-term securities have a maturity of more than one year.  The
Fund generally focuses on longer-term securities, to seek higher income.

         The Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.  Some of these revenue obligations are industrial development bonds and private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax.
The Fund selects investments without regard to this type of tax treatment.

         o Municipal Lease Obligations.  Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
"non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

         If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.  Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.  Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

         o Ratings of Municipal Securities the Fund Buys.  Most of the
municipal securities the Fund buys are "investment-grade" at the time of purchase. However, the Fund can invest as much as 25% of its total assets in securities that are not "investment-grade" (measured at the time of purchase)
to seek higher income. While securities rated "Baa" by Moody's, or "BBB" by
Standard & Poor's are considered "investment grade," they have some speculative characteristics. "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch
Inc. or another nationally recognized statistical rating organization, or (if unrated) judged by the Manager to be comparable to rated investment grade securities.  Rating categories are described in the Statement of Additional
Information. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

The Manager may rely to some extent on credit ratings by nationally recognized statistical rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

The Fund can invest a significant portion of its assets in unrated securities.
If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization. Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price.

         o Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate, such as the prime rate of a bank or the ninety-one day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment policies that are fundamental policies are listed in the Statement of Additional Information.
An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund also can use the investment techniques and strategies described below.  The Manager might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risk.

Borrowing for Leverage.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.  The interest on borrowed money is an expense that might reduce the Fund's yield.

"When-Issued" and "Delayed Delivery" Transactions.  The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.

Puts and Stand-By Commitments.  The Fund may acquire "stand-by commitments" or
"puts" with respect to municipal securities.  The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank.  However, this feature may result in a lower interest rate on the security.  The Fund acquires stand-by commitments or puts solely to seek to enhance portfolio liquidity.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly.
The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to those limits. The
Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging.  The Fund can buy and sell futures contracts, put and call options, or enter into interest rate or credit related or credit default swap agreements. These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.  The Fund currently does not use hedging instruments to a substantial degree and is not required to use them in seeking its objective.

Hedging involves risks.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). In most cases, however, the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary investments that are inconsistent with the
Fund's principal investment strategies.  Generally, the Fund's defensive investments will be short-term municipal securities, but could be U.S.
government securities or highly-rated corporate debt securities.  The income from some temporary defensive investments might not be tax-exempt, and therefore to the extent the Fund invests in these securities, such investments might be inconsistent with the Fund's investment objective.  Under normal market conditions, the Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made.  The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities Exchange Commission no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the Securities and Exchange Commission.
         Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of September 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World
Financial Center, 11th Floor, New York, New York 10281-1008.

         o Advisory Fees.  Under the Investment Advisory Agreement, the Fund
pays the Manager an advisory fee, calculated on the daily net assets of the
Fund, at an annual rate that declines on additional assets as the Fund grows:
0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess over $1 billion.  The Fund's advisory fee for the period ended July 31, 2007, was 0.46% of average annual net assets for each class of shares.

         A discussion regarding the basis for the Board of Trustees'
approval of the Fund's investment advisory contract is available in the
Fund's Semi-Annual Report to shareholders for the six-month period ended January 31, 2007.

       Portfolio Managers.   The Fund's portfolio is managed by a team of
       portfolio managers, including Ronald H. Fielding, Daniel G. Loughran,
       Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz,
       who are primarily responsible for the day-to-day management of the
       Fund's investments.

       Mr. Fielding is a Senior Vice President of the Manager and Chairman of
       the Rochester Division of the Manager since January 1996. He has been a
       Vice President of the Fund since 1999.  Mr. Fielding is also Chief
       Strategist, Senior Portfolio Manager and a trader for the Fund and other Oppenheimer Funds. Mr. Fielding is a Portfolio Manager and
       officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. Loughran has been a Senior Vice President of the Manager since
       2007. He had been a Vice President of the Manager since April 2001 and a Vice President of the Rochester division of the Manager (since
       January 1996). He has been a Vice President of the Fund since 1999. Mr.
       Loughran is Team leader, a Senior Portfolio Manager, and a trader for the Fund and other Oppenheimer Funds. Mr. Loughran is a Portfolio
       Manager and officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. Cottier has been a Vice President of the Manager since 2002 and
       Vice President of the Fund since 2002. He was previously a Portfolio
       Manager and trader at Victory Capital Management (1999-2002). Mr.
       Cottier is a Senior Portfolio Manager and trader for the Fund and other
       Oppenheimer Funds. Mr. Cottier is an officer of 18 portfolios in the
       OppenheimerFunds complex.

       Mr. Willis has been an Assistant Vice President of the Manager since
       July 2005 and Associate Portfolio Manager with the Manager since 2003;
       He has been a Vice President of the Fund since 2003. Mr. Willis was previously a corporate attorney for Southern Resource Group
       (1999-2003).  Mr. Willis is a Portfolio Manager and officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. DeMitry has been an Associate Portfolio Manager of the Manager since September 2006.  He was a research analyst of the Manager from
       June 2003 to September 2006 and a credit analyst of the Manager from
       July 2001 to May 2003. Mr. DeMitry is an Associate Portfolio Manager
       and a trader for the Fund and other Oppenheimer Funds. Mr. DeMitry is an Associate Portfolio Manager of 18 portfolios in the OppenheimerFunds complex.

       Mr. Franz has been an Associate Portfolio Manager of the Manager since
       September 2006.  He was a research analyst of the Manager since June
       2003. Mr. Franz is an Associate Portfolio Manager and a trader for the
       Fund and other Oppenheimer Funds. Mr. Franz is an Associate Portfolio
       Manager of 18 portfolios in the OppenheimerFunds complex.

       Additional information about the Fund's Portfolio Management
       Team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of
       Additional Information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you do not list a dealer on the application, Class
         A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B or
         Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the
         Distributor may be paid for by Federal Funds wire. The minimum wire purchase is $2,500. Before sending a wire, call the Distributor's
         Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
         Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as
         $500. The minimum subsequent investment is $50, except that for any type of account established under one of these plans prior to
         November 1, 2002, the minimum additional investment will remain $25.

o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at
         4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

                  The net asset value per share for a class of shares on a
         "regular business day" is determined by dividing the value of the
         Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

                  The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

                  If, after the close of the principal market on which a
         security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price. For you to receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
--------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of
         Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the
         Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on
         Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
         Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of
         Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The Distributor normally will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing for the Longer Term. If you are investing less than
         $100,000 for the longer-term, and do not expect to need access to your money for more than six years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account features  may not be  available  to Class B and  Class C  shareholders.
         Other  features  may not be  advisable  (because  of the  effect of the
         contingent   deferred   sales   charge)   for   Class  B  and  Class  C
         shareholders.  Therefore,  you should  carefully review how you plan to use your  investment  account before  deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class
         B and Class C asset-based sales charge described below and in the
         Statement of Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or  for its customers.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                    4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                  4.50%                    4.71%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                 3.50%                    3.63%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                 2.50%                    2.56%                     2.25%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                 2.00%                    2.04%                     1.80%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b)
plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts
(including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statement showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above.
The Distributor or intermediary through which you are buying shares will calculate the value of all your eligible Oppenheimer fund shares based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor.  A
Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your
Class A share purchases of the Fund during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination.  Any Class A shares of
Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
which you have not paid a sales charge will not be counted for this purpose.  Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

     If you do not complete the purchases outlined in the Letter of
Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's
Transfer Agent for this purpose.  Please refer to "How to Buy Shares
- Letters of Intent" in the Fund's Statement of Additional Information
for more complete information.

OTHER SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  The Fund and
the Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this prospectus and in the Statement of Additional Information for
more details, including a discussion of circumstances in which sales charges may apply on exchanges.

Reinvestment Privilege.  Within six months of a redemption of certain
Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

Other Special Reductions and Waivers. The Fund and the Distributor
offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors. These are described in greater detail in Appendix B to the Statement of
Additional Information. The Fund's Statement of Additional Information
 may be ordered by calling 800.225.5677 or may be accessed through the OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund Documents" and
click on the icon in the column "SAI" next to the Fund's name).   A
description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (under the heading "Fund Information," click on the hyperlink "Sales Charge
Waivers").   To receive a waiver or special sales charge rate under
these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
         Class A share purchases totaling $1 million or more of one or more of the Oppenheimer funds. However, those Class A shares may be subject to a 0.75% contingent deferred sales charge if they are redeemed within an 18 month "holding period" measured from the beginning of the calendar month of their purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

o        The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the amount of the concessions the
Distributor paid on your purchases of the Fund's Class A shares.

The Distributor pays a concession from its own resources on certain purchases of Class A shares of one or more of the Oppenheimer funds that, in the aggregate, total $1 million or more. As of October 22, 2007, if purchases of the Fund's Class A shares are included in any such purchase, the Distributor will pay the concession on those Fund shares at the rate of 0.75% of their net asset value. A concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

Letters of Intent submitted prior to October 22, 2007 will be subject to the contingent deferred sales charge that was in effect at the time the Letter of
Intent was submitted and the Distributor will pay the concession that was applicable to those shares at the time. Unless otherwise agreed to by the
Distributor, the terms of any Letter of Intent submitted prior to October 22,
2007 will continue until its completion.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- ---------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in That
was Accepted                                                Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- ---------------------------------------------------------
               In the table,  a "year" is a 12-month  period.  In  applying  the contingent  deferred  sales charge,  all  purchases are  considered to have been made on the first  regular  business  day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class
C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts.  The Fund makes these payments quarterly, based on an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund.  The
         Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
         adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing
         Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
         0.75% per year on Class B shares and on Class C shares.  The
         Distributor also receives a service fee of up to 0.15% per year under each plan.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.15% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
         Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price.  The
         Distributor normally retains the Class B asset-based sales charge.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 0.90% of the purchase price. The
         Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after the Class C shares are purchased. See the Statement of Additional Information for exceptions.

         Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone
         (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
 After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check.
     o   The redemption check is not payable to all shareholders listed on the account statement.
     o   The redemption check is not sent to the address of record on your account statement.
     o   Shares are being transferred to a Fund account with a different owner or name.
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.  Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

         All checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including existing checks that indicate a $100 minimum.

o        Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption.
         You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

         A contingent  deferred  sales charge will be based on the lesser of the net  asset  value  of the  redeemed  shares  at the  time of  redemption  or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your  account  value  represented  by an  increase in net asset value over the initial purchase price,
o        shares  purchased by the  reinvestment  of  dividends or capital  gains distributions, or

o        shares  redeemed in the special  circumstances  described in Appendix B to the Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class A shares of the Fund only for Class A shares of another fund.  To exchange shares, you must meet several conditions:
     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected funds must offer the exchange privilege.
     o   When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After the account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange
         instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.

         You can find a list of Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
         obtain a list by calling a service representative at 1.800.225.5677.
         The funds available for exchange can change from time to time.

         A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund.
         However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a
         CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and
         circumstances are described in detail in the "How to Exchange Shares"
         section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677.  You may submit internet exchange requests on the OppenheimerFunds internet website, at
         www.oppenheimerfunds.com.  You must have obtained a user I.D. and password to make transactions on that website.  Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan.  Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
              Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account)
              receives an exchange request that conforms to these policies.
              The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five
              business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value
              calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the
              Transfer Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
              discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this
              prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
              Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers.  The Fund and the
              Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to
              Sell Shares."

o        Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
              the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless
              applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges.  The Transfer Agent
              may send a written warning to direct shareholders that the
              Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive
              trading activity, with or without such warning.

o        Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are
              sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another
              eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be
              "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example)
              would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments/B Share Conversions.  Reinvestment of
              dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above.
              Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and
              agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the
              parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
              Oppenheimer "funds-of-funds" that entail rebalancing of
              investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are
              established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
         Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The
         Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
         Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer
         Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
         Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the
         Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified
         Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
         Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The
         consolidation of these mailings, called householding, benefits the
         Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the
         Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

          The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on
Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A.  The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
         Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.
The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at www.oppenheimerfunds.com. Under the heading "I Want To," click on the link "Access the Tax Center" and under the drop down menu for "Tax
Preparation Information," click the link "Municipal Income/Tax Preference
Percentage Tables." You'll find a link to the Oppenheimer Municipal Fund AMT
Tax Percentages at the end of that page. This amount will vary from year to year.

         Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the
Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Exempt-interest dividends earned by residents of Pennsylvania generally should not be subject to federal, state, or local income taxes, and for Philadelphia residents, from the investment income tax of the School
District of Philadelphia. Shares of the Fund will be exempt from Pennsylvania county personal property taxes to the extent that the Fund's portfolio securities consist of Pennsylvania municipal securities on the annual assessment date. The portion of the Fund's dividends that is attributable to income earned on other obligations (not Pennsylvania municipal securities)
will normally be subject to Pennsylvania personal income taxes.

         The Supreme Court's pending decision in the Department of Revenue v.
Davis case (see the section titled "Taxability Risk" in this prospectus) may impact the current tax treatment of income earned on in-state municipal securities versus out of state municipal securities. Furthermore, legislation affecting tax-exempt municipal securities is considered by the United States
Congress from time to time, and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by a State's legislature.  Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities.  There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security.  Please consult your tax adviser regarding pending or proposed federal and state tax legislation, the Davis case and other court proceedings and other tax considerations.

       Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year.  The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

       It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.
Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

       The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the
         Fund may be considered a non-taxable return of capital to
         shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                                2007           2006           2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.75        $ 12.85        $ 11.76        $ 11.48       $ 11.57
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .59 1          .62 1          .67 1          .73           .75
Net realized and unrealized gain (loss)                         .02           (.10)          1.10            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .61            .52           1.77            .98           .64
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.59)          (.62)          (.68)          (.70)         (.73)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.77       $  12.75       $  12.85       $  11.76      $  11.48
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             4.81%          4.21%         15.43%          8.53%         5.36%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $868,070       $600,716       $384,863       $229,450      $184,638
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $747,558       $484,153       $295,002       $211,061      $172,228
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          4.57%          4.88%          5.35%          6.01%         6.11%
Expenses excluding interest and fees on
short-term floating rate notes issued                          0.74%          0.82%          0.81%          0.86%         0.86%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 1.35% 5        1.41%          1.21% 5        1.12% 5,6     1.14% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B     YEAR ENDED JULY 31,                                2007           2006           2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.75       $  12.85       $  11.76       $  11.48      $  11.57
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .49 1          .53 1          .57 1          .63           .65
Net realized and unrealized gain (loss)                         .01           (.10)          1.11            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .50            .43           1.68            .88           .54
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.49)          (.53)          (.59)          (.60)         (.63)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.76       $  12.75       $  12.85       $  11.76      $  11.48
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             3.93%          3.41%         14.56%          7.71%         4.56%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $179,266       $196,704       $189,643       $157,338      $146,369
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $193,167       $193,225       $173,663       $156,689      $127,280
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          3.81%          4.14%          4.62%          5.26%         5.34%
Expenses excluding interest and fees on
short-term floating rate notes issued                          1.52%          1.59%          1.59%          1.62%         1.63%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 2.13% 5        2.18%          1.99% 5        1.88% 5,6     1.91% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                                2007           2006           2005           2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.73       $  12.83       $  11.75       $  11.47      $  11.56
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .49 1          .52 1          .57 1          .63           .65
Net realized and unrealized gain (loss)                         .02           (.09)          1.10            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .51            .43           1.67            .88           .54
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.49)          (.53)          (.59)          (.60)         (.63)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.75       $  12.73       $  12.83       $  11.75      $  11.47
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             4.02%          3.41%         14.48%          7.71%         4.57%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $322,869       $220,256       $133,569        $76,489      $ 69,916
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $274,274       $174,354       $ 96,508        $74,956      $ 60,202
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          3.80%          4.10%          4.56%          5.25%         5.34%
Expenses excluding interest and fees on
short-term floating rate notes issued                          1.50%          1.58%          1.59%          1.63%         1.63%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 2.11% 5        2.17%          1.99% 5        1.89% 5,6     1.91% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer Pennsylvania Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP(225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website.  You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's
Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange
Commission's e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C.
20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo]    OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5867

PR0740.001.1107
Printed on recycled paper

                           Appendix to Prospectus of
                    Oppenheimer Pennsylvania Municipal Fund

         Graphic material included in the prospectus of Oppenheimer
Pennsylvania Municipal Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

         A bar chart will be included in the prospectus of Oppenheimer
Pennsylvania Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes.  Set forth below are the relevant data points that will appear on the bar chart:

                Calendar Oppenheimer
                Year                    Pennsylvania Municipal Fund
                Ended                   Class A Shares

                12/31/97                8.96%
                12/31/98                4.45%
                12/31/99               -6.18%
                12/31/00                7.06%
                12/31/01                6.51%
                12/31/02                10.95%
                12/31/03                9.81%
                12/31/04                7.06%
                12/31/05                8.97%
                12/31/06                7.60%

--------------------------------------------------------------------------------
Oppenheimer Pennsylvania Municipal Fund
--------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 28, 2007

         This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2007.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                            Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks...........
       The Fund's Investment Policies...........................................
       Municipal Securities.....................................................
       Other Investment Techniques and Strategies...............................
       Other Investment Restrictions............................................
       Disclosure of Portfolio Holdings.........................................
How the Fund is Managed.........................................................
       Organization and History.................................................
       Board of Trustees and Oversight Committees...............................
       Trustees and Officers of the Fund........................................
       The Manager .............................................................
Brokerage Policies of the Fund..................................................
Distribution and Service Plans..................................................
Payments to Fund Intermediaries.................................................
Performance of the Fund.........................................................

About Your Account

How To Buy Shares...............................................................
How To Sell Shares..............................................................
How to Exchange Shares..........................................................
Dividends, Capital Gains and Taxes..............................................
Additional Information About the Fund...........................................
Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.........................
Financial Statements ...........................................................
Appendix A: Municipal Bond Ratings...........................................A-1
Appendix B: Special Sales Charge Arrangements and Waivers....................B-1

--------------------------------------------------------------------------------
ABOUT THE FUND
--------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information, contains supplemental information about those policies and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.  Additional information is also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Fund does not make investments with the objective of seeking capital growth because that would generally be inconsistent with its goal of seeking tax-exempt income.  However, the values of the securities held by the
Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

         However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue.  These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Mainly Invest
In?" and "About the Fund's Investments."  As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax. Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

         o Municipal Bonds.  The Fund has classified municipal securities having a maturity (when the security is issued) of more than one year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" and "private activity" bonds).  They may have fixed, variable or floating rates of interest or may be "zero coupon bonds" as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is five to ten years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that have a lower rate of return.

                  o General Obligation Bonds.  The basic security behind
general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

                  o Revenue Bonds.  The principal security for a revenue
bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue
Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) organizations.

         Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or
(ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

         Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under
Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A "substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

         Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

         Interest  on  certain   qualified   private   activity  bonds  that  is
tax-exempt may  nonetheless  be treated as a tax preference  item subject to the alternative  minimum  tax to  which  certain  taxpayers  are  subject.  If  such qualified  private  activity bonds are held by the Fund, a  proportionate  share of the  exempt-interest  dividends  paid by the Fund will  constitute an item of tax preference to such shareholders.

         o Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes.  Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the Fund can invest in are described below.

         o Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

         o Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

         o Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

         o Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

         o Tax-Exempt  Commercial  Paper.  This type of short-term  obligation
(usually  having a maturity  of 270 days or less),  is issued by a  municipality to meet current working capital needs.

         o  Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid Securities."  The Fund also invests in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:

         o the frequency of trades and price quotations for such securities;
         o the number of dealers or other potential buyers willing to purchase or sell such securities;
         o the availability of market-makers; and
         o the nature of the trades for such securities.

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default. The Commonwealth of Pennsylvania is not required by law to appropriate or otherwise provide moneys from which the lease payments are to be made.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the
Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO  RELATED  BONDS.   The Fund may invest in two types of  tobacco  related
bonds:   (i) tobacco  settlement  revenue bonds,  for which payments of interest and principal are made solely from a state's  interest in the Master  Settlement
Agreement ("MSA")  described below, and (ii) tobacco  bonds subject to a state's appropriation  pledge,  for which  payments  may come from both the MSA  revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

         A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

         Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the
MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

         The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco
Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

         These STA  Tobacco  Bonds are part of a larger  category  of  municipal
bonds that are subject to state  appropriation.   Although  specific  provisions
may vary among states,  "subject to  appropriation  bonds" (also  referred to as
"appropriation  debt") are typically  payable from two distinct  sources:  (i) a dedicated  revenue source such as a municipal  enterprise,  a special tax or, in the case of tobacco  bonds,  the MSA funds,  and (ii) from the issuer's  general
funds.   Appropriation  debt differs from a state's  general  obligation debt in that general  obligation  debt is backed by the state's  full faith,  credit and taxing  power,  while  appropriation  debt requires the state to pass a specific periodic  appropriation  to pay  interest  and/or  principal on the bonds as the
payments  come due.  The  appropriation  is usually  made  annually.   While STA
Tobacco  Bonds  offer an  enhanced  credit  support  feature,  that  feature  is generally  not an  unconditional  guarantee  of  payment  by a state and  states generally  do not pledge the full  faith,  credit or taxing  power of the state.
The Funds  consider  the STA  Tobacco  Bonds to be  "municipal  securities"  for purposes of their concentration policies.

         Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

         To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states' MSA-related legislation. In these two cases, certain decisions by the U.S. Court of
Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and Commerce
Clause doctrines as applied to the MSA and the states' MSA-related legislation. That Court's interpretation appears to conflict with interpretations by other courts, which have rejected challenges to the MSA and the states' MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds. The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the
U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the
U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states'
MSA-related legislation.

         Grand River and Freedom Holdings.   Both cases are pending in the
U.S. District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the
U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

         The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10, 2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce Clause of the U.S.
Constitution and (3) an injunction permanently enjoining the enforcement of
New York's MSA-related legislation.

         To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the
MSA and/or result in the complete loss of the Fund's outstanding investment.

         A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the
Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the
Fifth Circuit vacated the district court's dismissal of the plaintiffs'
complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California,
Louisiana, Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states'
MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

         Litigation Seeking Monetary Relief from Tobacco Industry
Participants. The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as "secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

         The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

         The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.  In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact (and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

         o Credit Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard &
Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P")
and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.
However, their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

         Lower grade securities (often referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the
Fund's net asset value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

         After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's,
S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

         A list of the rating categories of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this Statement of
Additional Information.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.  The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in Pennsylvania Municipal Securities.
Because the Fund focuses its investments primarily on Pennsylvania municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the Commonwealth of Pennsylvania and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation.  Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions.  From time to time Pennsylvania and certain of its political subdivisions have encountered financial difficulties that have adversely affected their respective credit standings.  Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing or laws with respect to tax-exempt financing.  It is not possible to predict the future impact of the political developments, economic problems and legislation on the long-term ability of the Commonwealth of Pennsylvania or Pennsylvania municipal issuers to pay interest or repay principal on their obligations.

         The information below about these conditions is only a brief summary based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of
Pennsylvania issuers.  The information below is general in nature and does not provide information about financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments. The information provided below is subject to change without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the Commonwealth of Pennsylvania since the date hereof.

         o  The Effect of General Economic Conditions in the State. The
Commonwealth of Pennsylvania is one of the most populous states, ranking sixth behind California, Texas, New York, Florida and Illinois and has a diversified economy.  Pennsylvania had been historically identified as a heavy industry state.  That reputation has changed over the last thirty years as the coal, steel and railroad industries declined.  The Commonwealth's business environment readjusted with a more diversified economic base.  This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation.  Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.

The recent economic expansion has been moderating significantly at both the national and state levels over the past year.  Growth, however, continues to increase the revenue receipts to the Commonwealth.  General Fund revenue estimates incorporated in the enacted budget for fiscal year 2007 included a projected growth in receipts of 3.7 percent.  Actual fiscal year 2006-07
General Fund collections totaled approximately $27.4 billion, which was $649.6 million, or 2.4 percent, above estimate.

The General Fund, the Commonwealth's largest operating fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere.  The majority of the
Commonwealth's operating and administrative expenses are payable from the
General Fund.  Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.  Legislation enacted with the adoption of the fiscal year 2003 budget established a Budget Stabilization
Reserve Fund.  Beginning in fiscal year 2003, 25 percent of any fiscal year-end surplus is to be deposited into the Budget Stabilization Reserve
Fund.  When the Budget Stabilization Reserve Fund balance reaches or exceeds a level equal to 6 percent of General Fund revenues, the proportion of the
General Fund's fiscal year-end balance to be transferred to the Budget
Stabilization Reserve Fund is lowered from 25 percent to 10 percent.  The
General Assembly may appropriate additional amounts to this fund at any time.
At present, the Commonwealth maintains a balance of approximately $531.8 million in the Budget Stabilization Reserve Fund.  Moneys held in this Fund may be appropriated only upon the recommendation of the Governor and the approval of a separate appropriation bill by a vote of two-thirds of the members of both houses of the General Assembly.

Financial Condition and Results of Operations (GAAP Basis).  During the
five-year period from fiscal year 2002 through fiscal year 2006, total revenues and other sources increased by an average of 6.3 percent annually.
Tax revenues during this same period increased by an annual average of 7.4 percent with a portion of the average annual growth rate attributable to various tax rate and base changes enacted over the same period.  During the past several fiscal years, fees and license income and other financing sources such as transfers from other funds have continued to become a larger portion of income to the General Fund.  Expenditures and other uses during the fiscal years 2002 through 2006 rose at an average annual rate of 4.9 percent.  The fund balance at June 30, 2006 totaled $2,969.5 million, an increase of $100.4 million from the balance at June 30, 2005.  The fiscal year 2006 year-end unreserved-undesignated portion of the fund balance was $789.9 million, $137.3 million below the amount recorded for fiscal year 2005 at years end.

Fiscal 2005 Results.

Total fiscal year 2005 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled $24,405.6 million.  Total expenditures net of appropriation lapses and including intergovernmental transfers and expenditures from additional resources were
$24,053.9 million.  As result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance, prior to the statutorily required 25 percent transfer to the Budget Stabilization Reserve
Fund, was $429.2 million, an increase of $162.5 million from the fiscal year
2004 preliminary ending balance.  Following the statutorily required 25 percent transfer to the Budget Stabilization Reserve Fund ($64.4 million) the fiscal year 2005 final unappropriated surplus balance was $364.8 million as of
June 30, 2005.

The fiscal year 2005 budget was based initially on an estimated 4.5 percent increase for Commonwealth General Fund revenues prior to accounting for any changes in tax and revenue provisions enacted in the second half of fiscal year 2004. After adjustments for various tax rate and tax base changes enacted for the fiscal year 2004 budget, total Commonwealth General Fund revenues were projected to increase 3.8 percent over fiscal year 2004 actual receipts and total $23,866.5 million prior to reserves for tax refunds.  Total fiscal year
2005 Commonwealth revenues net of reserves for tax refunds, exceeded $24,308.5 million, a 6.5 percent increase over fiscal year 2004 receipts.  The tax revenue component of Commonwealth receipts, including the effects of the tax rate and tax base changes enacted in fiscal year 2004, rose $1,666.4 million or 7.6 percent over fiscal year 2004 actual receipts.  An estimated two-thirds of the increase in tax revenues is associated with the various tax rate and tax base changes.

Fiscal year 2005 state-level expenditures, including supplemental appropriations and net of appropriation lapses, totaled $22,956.8 million, an increase of 5.6 percent from fiscal year 2004 appropriations.  A total of
$148.1 million in appropriations were lapsed in fiscal year 2005 and the fiscal year 2005 budget continued to utilize an enhanced level of intergovernmental transfers for a portion of medical assistance costs, albeit at a reduced rate from fiscal year 2004.  Intergovernmental transfers replaced
$697.9 million of General Fund medical assistance costs in fiscal year 2005, compared to $738.7 million in fiscal year 2004.  In addition, approximately
$399 million in additional funds, primarily $377.6 million of remaining federal fiscal relief, was appropriated in fiscal year 2005 to fund expenditures normally funded from Commonwealth revenues.  The ending unappropriated balance was $364.8 million for fiscal year 2005.

For GAAP purposes, the General Fund reported a fund balance of $2,869.1 million at June 30, 2005, a decrease of $137.4 million from the reported
$3,006.5 million fund balance at June 30, 2004.  On a net basis, total assets decreased by $601 million to $9,863 million.  Liabilities decreased by $463 million to $6,994 million.

Fiscal 2006 Results.

During fiscal year 2006, revenues to the Commonwealth exceeded the certified estimate by $864.6 million or nearly 3.5 percent.  Final Commonwealth General
Fund revenues for the fiscal year totaled $25,854.1 million.  Total fiscal year 2006 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled $25,700.9 million.  Total expenditures, net of appropriation lapses and including intergovernmental transfers and expenditures from additional sources, was
$25,380.3 million.  As result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance, prior to the statutorily required 25 percent transfer to the Budget Stabilization Reserve
Fund, increased to $685.4 million, including the beginning balance from the prior year of operations.  Accordingly, 25 percent of this preliminary balance or $171.4 million was transferred to the Budget Stabilization Reserve Fund.
The final fiscal year 2006 unappropriated surplus balance was $514.1 million as of June 30, 2006.  Revenues available to the Commonwealth, including intergovernmental transfers and additional sources, increased 5.3 percent.
Fiscal year 2006 revenues (all sources) totaled $25,700.9 million, an increase of $1,295.3 million over fiscal year 2005.

In July 2005, the General Assembly approved and the Governor signed into law
Act 45 of 2005, which authorized the issuance of up to $625 million in debt of the Commonwealth to support programs commonly referred to as "Growing Greener
II."  The enactment of Act 45 implements the Governor's major environmental initiative in the fiscal year 2006 budget.  The Growing Greener II program will provide bond funding for the maintenance and protection of the environment, open space and farmland preservation, watershed protection, abandoned mine reclamation, acid mine drainage remediation and other environmental initiatives.  Additionally, Act 45 of 2005 authorizes the
Governor to direct up to $60 million in existing Growing Greener fees, that are otherwise directed into the Commonwealth's Environmental Stewardship Fund, to support General Fund debt service for the authorized Growing Greener II bond issuances.

Fiscal year 2006 appropriations from Commonwealth revenues, including supplemental appropriations and net of appropriation lapses, totaled
$24,664.6, an increase of 7.4 percent from fiscal year 2005 expenditures.  A total of $181.8 million in appropriations were lapsed in fiscal year 2006, and the fiscal year 2006 budget continued to utilize an enhanced level of intergovernmental transfers for a portion of medical assistance costs.  In addition, approximately $145.9 million in additional funds were appropriated in fiscal year 2006 to fund expenditures normally funded from Commonwealth revenues, a decrease from $399 million in fiscal year 2005.  The ending unappropriated balance was $514.1 million for fiscal year 2006.

For GAAP purposes, the General Fund reported a fund balance of $2,969.5 million, an increase of $100.4 million from the reported $2,869.1 million fund balance at June 30, 2005.  On a net basis, total assets increased by $537.1 million to $10,400.2 million.  Liabilities increased by $436.8 million to
$7,430.7 million largely because of an increase in unearned revenue ($348 million) and an increase in accounts payable ($235 million).

Fiscal 2007 Budget.

The fiscal year 2007 budget and proposed supplemental appropriations provided appropriations totaling $26,326.8 million of Commonwealth funds against estimated revenues, net of tax refunds and proposed tax reductions, of
$25,766.2 million.  The $560.61 million difference between estimated revenues and budgeted appropriations was to be funded by a draw down of the $514 million beginning balance as well as from the utilization of $95 million in prior and current year lapses.  Additionally, the enacted fiscal year 2007 budget allocated additional state funds to replace significant amounts of formerly available intergovernmental transfer transaction-derived federal funds.

The fiscal year 2007 revenue estimate for the Commonwealth was based upon an economic forecast of 3.0 percent growth in gross domestic product from the start of the third quarter of 2006 to the end of the second quarter of 2007.
Trends in the Commonwealth's economy were expected to maintain their close association with national economic trends.  Personal income growth in
Pennsylvania was projected to remain slightly below that of the United States, while the Pennsylvania unemployment rate is anticipated to be close to the national rate.  The tax revenue component of Commonwealth General Fund receipts was expected to increase by $804.7 million or approximately 3.2 percent prior to reserves for refunds.

General Fund revenue estimates incorporated in the enacted budget for fiscal year 2007 included a projected growth in receipts of 3.7 percent.  In February
2007, the Governor's proposed budget for fiscal year 2008 included a slight upward revision of $66 million or 0.2 percent to the fiscal year 2007 General
Fund revenue estimate to reflect the moderating national and state economies.

The Commonwealth's fiscal year 2007 enacted budget included significant increases in funding for local school districts and higher education within the Commonwealth as the Basic Education appropriation is increased $267 million or 5.9 percent, the largest increase since fiscal year 1992.
Additionally, the Commonwealth's contribution to the Public School Employees
Retirement System is increased $114 million in fiscal year 2007, and the
Pennsylvania Accountability Block Grant to local school districts is increased by $50 million to $250 million annually.  The budget also includes a new children's health insurance program called "Cover All Kids" which is intended to gradually expand available health insurance to all Pennsylvania children not currently covered by insurance.  It also expands the Commonwealth's prescription drug coverage program to cover an additional 120,000 seniors within the next 18 months and reflects initiatives to increase the efficiency of government operations within the Commonwealth.

Actual fiscal year 2006-07 General Fund collections totaled approximately
$27.4 billion, which was $649.6 million, or 2.4 percent, above estimate.

2008 Budget

The 2007-08 General Fund budget was signed into law on July 17, 2007.  The budget - including $320 million of mass transit funds - was $27.5 billion, an increase of 4.4 percent.  As a result of the mass transit funds being transferred to the new Public Transportation Trust Fund, the 2007-08 General
Fund budget is $27.2 billion, a 3.2 percent increase.o In the 2007-08 budget,
$600 million, or more than half of the increase in General Fund expenditures is for education.  Administrative spending in 2007-08 is 2.3 percent below
2002-03 levels.  The budget also includes $750 million in new transportation funding this year - part of a plan that will provide new investment averaging
$946 million a year for 10 years in dedicated, long-term funding for public transit, roads and bridges to address the Commonwealth's transportation needs.  The budget includes tax reductions of $47 million in fiscal year 2007 and $99 million in fiscal year 2008.  These include a film production credit, a resource enhancement and protection tax credit and various other changes.
The budget continues the phase-out of the capital stock/franchise tax.

The Department of Revenue reported that the state collected $1.8 billion in
General Fund revenue in October 2007, $25.5 million, or 1.4 percent, less than expected.  Fiscal year to date General Fund collections total $7.8 billion, which is $46.4 million, or .6 percent, above estimate.

Debt Limits and Outstanding Debt.  The Pennsylvania Constitution permits the issuance of the following types of debt:  (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate approved debt; (iii)
debt for capital projects subject to an aggregate outstanding debt limit of
1.75 times the annual average tax revenues of the preceding five fiscal years;
and (iv) tax anticipation notes payable in the fiscal year of issuance.

Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, which receives all Commonwealth revenues that are not specified by law to be deposited elsewhere.  As of June 30, 2006, the Commonwealth had $7,287 million of general obligation debt outstanding.

Other state-related obligations include "moral obligations."  Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency (the
"PHFA"), a state-created agency which provides financing for housing for lower and moderate income families. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year.  PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

The Commonwealth, through several of its departments and agencies, leases real property and equipment.  Some leases and their respective lease payments are, with the Commonwealth's approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state.  All lease payments payable by Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the
Commonwealth's annual budget process.  The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made.  The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

The Commonwealth Financing Authority (the "CFA"), a major component of the
Governor's Economic Stimulus Proposals for the Commonwealth, was established in April 2004 with the enactment of legislation establishing the CFA as an independent authority and an instrumentality of the Commonwealth.  The CFA is authorized to issue its limited obligation revenue bonds and other types of limited obligation revenue financing for the purposes of promoting the health, safety, employment, business opportunities, economic activity and general welfare of the Commonwealth and its citizens through loans, grants, guarantees, leases, lines and letters of credit and other financing arrangements to benefit both for-profit and non-profit entities.  The CFA's bonds and financings are to be secured by revenues and accounts of the CFA, including funds appropriated to CFA from general revenues of the Commonwealth for repayment of CFA obligations.  The obligations of the CFA will not be a debt or liability of the Commonwealth but it is expected that the CFA may issue debt that may be payable from appropriations of the Commonwealth.

In November 2005, the CFA issued its first bonds and since that time, the CFA has completed two additional bond issues.  As of December 31, 2006, the CFA had $562.5 million in outstanding bond debt.  The Commonwealth's fiscal year
2007 enacted budget appropriated $36.939 million in state funds to the CFA for payment of all or a portion of CFA debt service during fiscal year 2007.  In addition, the Governor's Proposed Budget for fiscal year 2008 included a request for appropriation of $61.617 million in state funds.  Additional appropriations from Commonwealth General Funds for future debt service beyond those mentioned in this section are expected to be requested by the Department of Community and Economic Development for inclusion in future Governor's
Executive Budget requests to the General Assembly.

Certain State-created organizations have statutory authorization to issue debt for which state appropriations to pay debt service thereon are not required.
The debt of these organizations is funded by assets of, or revenues derived from, the various projects financed and is not a statutory or moral obligation of the Commonwealth.  Some of these organizations, however, are indirectly dependent on Commonwealth operating appropriations.  In addition, the
Commonwealth may choose to take action to financially assist these organizations.  The Commonwealth also maintains pension plans covering all state employees, public school employees and employees of certain state-related organizations.

Debt Ratings.  All outstanding general obligation bonds of the Commonwealth are rated by S&P and by Moody's.

City of Philadelphia.  The City of Philadelphia (the "City" or "Philadelphia")
is the largest city in the Commonwealth.  From time to time, the City and the
School District of Philadelphia have experienced financial difficulties which have adversely affected its credit standing.

The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist the City of Philadelphia, the
Commonwealth's largest city, in remedying its fiscal emergencies.  PICA is authorized to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs.  This financial assistance has included grants used by the City for defeasance of certain City general obligation bonds, funding of capital projects and the liquidation of the cumulative general fund balance deficit of the City of Philadelphia as of June 30, 1992, of $224.9
million.

No further bonds may be issued by PICA for the purpose of either financing capital projects or a deficit, as the authority for such bond issuance expired
December 31, 1994.  PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995.  Its ability to refund existing outstanding debt is unrestricted.  Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

On May 31, 2007, the Pennsylvania Budget Secretary issued a special report on the financial difficulties experienced by the School District of
Philadelphia.  This report was prompted, in part, by a projected $192 million budget gap with respect to the School District's fiscal year 2007-2008 budget and the proposals to correct that gap.  The special report found, in part, that recent increases in financial support for the School District had helped the School District implement a significant program of educational reforms and that student achievement levels are increasing.  However, the increased financial support has not been sufficient to provide the School District with financial stability because of increased spending.  The report also found that there are material weaknesses in the School District's policies, procedures and systems with respect to the maintenance of budgetary control and the disclosure and correction of financial variances.

S&P and Moody's rate Philadelphia's general obligation bonds.

Litigation.  The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth's governmental operations and consequently its ability to pay debt service on its obligations.  The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity effected by Act 152, approved September
28, 1978, as amended.  Under Act 152, damages for any loss are limited to
$250,000 per person and $1 million for each accident.

         Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

         o  Floating Rate and Variable Rate Obligations.  Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

         The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

         The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than thirty days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

o      Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 20% of its total assets (which includes the effects of leverage)
in inverse floaters.

        Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and
(ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a "residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees. The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

        The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

        Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

         Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

         Some inverse floaters have a feature known as an interest rate "cap"
as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forbearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

         An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

         Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

         o "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two years or more after the trade date.  The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

         When the Fund engages in when-issued and delayed delivery
transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.  Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the value of purchase commitments until the Fund pays for the investment.

         When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

         o  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         o Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.  In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Fund's Manager from time to time.

         The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

         Repurchase agreements, considered "loans" under the Investment
Company Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

         The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         o Illiquid Securities and Restricted Securities. The Fund has
percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.
 The Fund may also acquire restricted securities that have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         o Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

         In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the Fund.
These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

         o Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's total assets.  The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan.  Under current applicable regulatory requirements
(which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

o Puts and Standby Commitments.   The Fund can acquire "stand-by
commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate. When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put
(at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

         A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

Other Derivative Investments.  The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

         o Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons.  To do so the Fund could:

         o sell interest rate futures or municipal bond index futures,
         o buy puts on such futures or securities, or
         o write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

         The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

         The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

         o buy interest rate futures or municipal bond index futures, or
         o buy calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         o Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

         A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.  The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

         No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the
Fund on the Future for tax purposes.  Although Interest Rate Futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

         The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S.
Treasury Bonds on a duration-adjusted basis.

         Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).  For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

         o Put and Call Options.  The Fund may buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

         o Writing Covered Call Options.  The Fund may write (that is, sell)
call options.  The Fund's call writing is subject to a number of restrictions:

(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of
              The NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.
(3)      Each call the Fund writes must be "covered" while it is outstanding.
              That means the Fund must own the investment on which the call was written.

         When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the cash premium.

         The Fund's custodian, or a securities depository acting for the
Custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

         The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

         o  Purchasing Puts and Calls.  The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It may also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

         When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if the call is sold at a profit or the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date.  In that case the
Fund will lose its premium payment and the right to purchase the underlying investment.

         Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

         The Fund may buy only those  puts that  relate to  securities  that the
Fund owns,  broadly-based  municipal bond indices,  municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

         When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.

         If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

         o  Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.  The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the
Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.  However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.  All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

         The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

         An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

         o Interest Rate Swap Transactions.  In an interest rate swap, the
Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

         Swap agreements entail both interest rate risk and credit risk.
There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

          o  Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this Statement of Additional
Information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.  The account must be a segregated account or accounts held by its custodian bank.

o      Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Active and frequent trading increases the rate of portfolio turnover and could increase the Fund's transaction costs.  However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

         The Fund ordinarily does not trade securities to achieve capital gains, because such gains would not be tax-exempt income.  To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The
Fund's annual portfolio turnover rate normally is not expected to exceed 100%.
The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

         o Temporary Defensive and Interim Investments.  The securities the
Fund may invest in for temporary defensive purposes include the following:

              o   short-term municipal securities;
              o obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
              o corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
              o commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
              o certificates of deposit of domestic banks with assets of $1 billion or more.

         The Fund also might hold these type of securities pending the investment of proceeds for the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

         o Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of paying exempt-interest dividends to its shareholders.
Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities it would buy for temporary defensive purposes.

At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, a Fund may determine or be required to accept equity securities form the issuer in exchange for all or a portion of the
Fund's holdings in the municipal security. Although the Manager will attempt to sell the equity security as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such securities in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities in its portfolio for limited period of time in order to liquidate the equity securities in a manner that maximizes their value to the
Fund.

Other Investment Restrictions

         o  What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

         o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy.  Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The Fund's
Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of
Additional Information, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

         o Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

         o The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and instrumentalities or securities issued by investment companies.  Nor does that limit apply to municipal securities in general or to Pennsylvania municipal securities.

         o The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         o The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         o The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         o The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

         o The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         o The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax.

         Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         o Does The Fund Have Other Restrictions That Are Not Fundamental
Policies?

         The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the
Board of Trustees, without obtaining shareholder approval, except that with respect to the first policy stated below, the Board of Trustees would not permit this policy to be changed to permit investments in physical commodities or commodity contracts without the vote of a majority of the Fund's outstanding voting securities:

         o The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this Statement of Additional Information.

         o The Fund can pledge,  mortgage or otherwise  encumber,  transfer or assign  its  assets to secure  borrowings  by or  indebtedness  of the Fund.  In addition,  the use of  escrow or other  collateral  arrangements  in  connection with borrowings and hedging instruments is permitted.

         o The Fund cannot purchase securities other than hedging
instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

         o The Fund cannot sell securities short.

         o The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

         o The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

         o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

Non-Diversification of the Fund's Investments.   The Fund is
"non-diversified," as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

         Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than
Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) not more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

         The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the
Funds' industry concentration policies, STA Bonds are considered to be
"municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds,
STA Bonds are not within any industry and are not subject to the Funds'
industry concentration policies.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o        Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in the semi-annual and annual
                  reports to shareholders, or in the Statements of Investments on Form N-Q. Those documents are publicly available at the
                  SEC.  In addition, the top 20 month-end holdings may be
                  posted on the OppenheimerFunds' website at
                  www.oppenheimerfunds.com (select the Fund's name under the
                  "view Fund Information for:" menu) with a 15-day lag. The
                  Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and
                  its shareholders.  Other general information about the
                  Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

               Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
      Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the
      Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the
      Manager and its subsidiaries pursuant to agreements approved by the
      Fund's Board shall not be deemed to be "compensation" or "consideration"
      for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 20 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of
                  Fund portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's
                  Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Fund's Manager, Distributor and Transfer Agent who
                  need to have access to such information (as determined by
                  senior officers of such entity),
o        The Fund's certified public accountants and independent registered public accounting firm,
o        Members of the Fund's Board and the Board's legal counsel,
o        The Fund's custodian bank,
o        A proxy voting service designated by the Fund and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o        Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
      15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
      Manager in connection with portfolio trading, and (2) by the members of the Manager's Securities Valuation Group and Accounting Departments in
      connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions
                  (purchases and sales)

o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the fund are not priced by the fund's
                  regular pricing services)

o        Dealers to obtain price quotations where the Fund is not identified as the owner.

      Portfolio holdings information (which may include information on the
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
      Manager, Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o        Response to regulatory requests for information (the SEC, FINRA, state securities regulators, and/or foreign securities
                  authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),

o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality
                  agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

               Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
      Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
      Distributor, and Transfer Agent shall oversee the compliance by the
      Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
      Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                           Fortis Securities                     Pacific Crest Securities
ABN AMRO                                 Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

     How the Fund Is Managed

     Organization  and History.  The Fund, a series of  Oppenheimer  Multi-State
Municipal  Trust  (the  "Trust),  is  an  open-end,  non-diversified  management investment  company with an unlimited number of authorized  shares of beneficial interest.  The Trust was  organized as a  single-series  Massachusetts  business trust in 1989. In 1993 it was  reorganized to be a  multi-series  business trust
(now called  Oppenheimer  Multi-State  Municipal Trust). The Fund was added as a separate  series of that Trust in 1994. Each of the three series of the Trust is a separate fund that issues its own shares,  has its own  investment  portfolio, and has its own assets and liabilities.

     o Classes of Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class A, Class B and Class
C. All classes invest in the same investment portfolio. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to a vote of  shareholders.  Each  share  of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     o Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     o  Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to  be  held  personally  liable  as a  "partner"  of  the  Fund  under  certain circumstances.  However,  the risk that a Fund  shareholder will incur financial loss  from  being  held  liable as a  "partner"  of the Fund is  limited  to the relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee,  and a Governance  Committee.  Each committee is comprised  solely of
Trustees who are not "interested  persons" under the Investment Company Act (the
"Independent Trustees").  The members of the Audit Committee are David K. Downes
(Chairman),  Phillip A.  Griffiths,  Mary F. Miller,  Russell S. Reynolds,  Jr.,
Joseph M. Wikler and Peter I. Wold. The Audit  Committee held 5 meetings  during the Fund's fiscal year ended July 31, 2007.  The Audit  Committee  furnishes the
Board with  recommendations  regarding the  selection of the Fund's  independent registered  public  accounting  firm  (also  referred  to  as  the  "independent
Auditors").  Other main functions of the Audit  Committee  outlined in the Audit
Committee Charter,  include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports  from the Fund's  independent  Auditors  regarding  the Fund's  internal accounting  procedures and controls;  (iii) reviewing reports from the Manager's
Internal Audit  Department;  (iv)  maintaining a separate line of  communication between  the Fund's  independent  Auditors  and the  Independent  Trustees;  (v)
reviewing  the  independence  of  the  Fund's  independent  Auditors;  and  (vi)
pre-approving  the  provision of any audit or  non-audit  services by the Fund's independent  Auditors,  including tax services,  that are not  prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  David K. Downes,  Matthew P. Fink,  Phillip A.  Griffiths,  Joel W.
Motley and Joseph M. Wikler.  The Regulatory  &  Oversight  Committee held 6 meetings during the Fund's fiscal year ended July 31, 2007. The Regulatory &
Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements,  including the Investment  Advisory and  Distribution  Agreements,
transfer agency and shareholder  service agreements and custodian  agreements as well as the  policies  and  procedures  adopted  by the Fund to comply  with the
Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The members of the  Governance  Committee  are Joel W.  Motley  (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller,  Russell S. Reynolds,  Jr. and
Peter I. Wold. The Governance Committee held 7 meetings during the Fund's fiscal year ended July 31, 2007. The Governance Committee reviews the Fund's governance
guidelines,   the  adequacy  of  the  Fund's  Codes  of  Ethics,   and  develops
qualification  criteria for Board members  consistent with the Fund's governance guidelines,  provides  the  Board  with  recommendations  for  voting  portfolio securities  held by the Fund, and monitors the Fund's proxy voting,  among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other Board  members,  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer Pennsylvania Fund, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Fund's outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Multi-State Municipal Trust                       Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                     Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                 Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring Japan Fund                                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Baring SMA International Fund                     Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer California Municipal Fund                         Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                       Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund                                 Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified Fund                    Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund                         Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company Fund                  OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Value Fund                          OFI Tremont Market Neutral Hedge Fund
Oppenheimer Institutional Money Market Fund                   Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Limited Term California Municipal Fund            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Money Market Fund, Inc.                           Oppenheimer U.S. Government Trust

         In addition to being a Board member of each of the Board I Funds,
Messrs. Downes, Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer Funds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

         Messrs. Fielding, Cottier, Loughran, Willis, Stein, Gillespie,
Murphy, Petersen, Szilagyi, Vandehey, Wixted, and Zack and Mss. Bloomberg, and
Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds.  As of November 5, 2007, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent
Trustees (nor any of their immediate family members), owns securities of either the Manager or Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Biographical Information. The Trustees and officers, their positions with the
Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term or until his or her resignation, retirement, death or removal.
-------------------------------------------------------------------------------------------------------------------------------------

                                                        Independent Trustees

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---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years;                 Dollar Range of     Aggregate Dollar
                                                                                                   Shares
with the Fund,               Other Trusteeships/Directorships Held;                             Beneficially      Range Of Shares
Length of Service,           Number of Portfolios in the Fund Complex                             Owned in       Beneficially Owned
Age                          Currently Overseen                                                   the Fund      in Supervised Funds

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2006

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund) (since    None              Over $100,000
Chairman of the Board of     September 1995); Director of Special Value Opportunities Fund,
Trustees since 2007,         LLC (registered investment company) (since September 2004);
Trustee since 2005,          Member of Zurich Financial Investment Advisory Board
Age: 64                      (insurance) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August 1991);
                             Chairman, The Jackson Laboratory Board of Trustees (since
                             August 2007); Trustee of the Institute for Advanced Study
                             (non-profit educational institute) (since May 1992); Special
                             Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of
                             Research Foundation of AIMR (investment research, non-profit)
                             (2000-2002); Governor, Jerome Levy Economics Institute of Bard
                             College (economics research) (August 1990-September 2001);
                             Director of Ray & Berendtson, Inc. (executive search firm)
                             (May 2000-April 2002). Oversees 64 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

David K. Downes,             President, Chief Executive Officer and Board Member of CRAFund         None           Over $100,000
Trustee since 2007           Advisors, Inc. (investment management company) (since January
Age: 67                      2004); President of The Community Reinvestment Act Qualified
                             Investment Fund (investment management company) (since January
                             2004); Independent Chairman of the Board of Trustees of Quaker
                             Investment Trust (registered investment company) (since
                             January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Chief Operating
                             Officer and Chief Financial Officer of Lincoln National
                             Investment Companies, Inc. (subsidiary of Lincoln National
                             Corporation, a publicly traded company) and Delaware
                             Investments U.S., Inc. (investment management subsidiary of
                             Lincoln National Corporation) (1993-2003); President, Chief
                             Executive Officer and Trustee of Delaware Investment Family of
                             Funds (1993-2003); President and Board Member of Lincoln
                             National Convertible Securities Funds, Inc. and the Lincoln
                             National Income Funds, TDC (1993-2003); Chairman and Chief
                             Executive Officer of Retirement Financial Services, Inc.
                             (registered transfer agent and investment adviser and
                             subsidiary of Delaware Investments U.S., Inc.) (1993-2003);
                             President and Chief Executive Officer of Delaware Service
                             Company, Inc. (1995-2003); Chief Administrative Officer, Chief
                             Financial Officer, Vice Chairman and Director of Equitable
                             Capital Management Corporation (investment subsidiary of
                             Equitable Life Assurance Society) (1985-1992); Corporate
                             Controller of Merrill Lynch & Company (financial services
                             holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate
                             Budget Director (1974-1977), Assistant Treasurer (1972-1974)
                             and Director of Corporate Taxes (1969-1972); held the
                             following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior
                             (1965-1967) and Staff Accountant (1963-1965); United States
                             Marine Corps (1957-1959). Oversees 64 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2005           research foundation) (since 2005); Director of ICI Education
Age: 66                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute (trade
                             association) (October 1991-June 2004); Director of ICI Mutual
                             Insurance Company (insurance company) (October 1991-June
                             2004). Oversees 54 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 64    None              Over $100,000
Trustee since 1993           portfolios in the OppenheimerFunds complex.
Age: 74

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Phillip A. Griffiths,        Distinguished Presidential Fellow for International Affairs      None              None
Trustee since 1999           (since 2002) and Member (since 1979) of the National Academy
Age: 69                      of Sciences; Council on Foreign Relations (since 2002);
                             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                             Foundation (since 2001); Chair of Science Initiative Group
                             (since 1999); Member of the American Philosophical Society
                             (since 1996); Trustee of Woodward Academy (since 1983);
                             Foreign Associate of Third World Academy of Sciences; Director
                             of the Institute for Advanced Study (1991-2004); Director of
                             Bankers Trust New York Corporation (1994-1999); Provost at
                             Duke University (1983-1991). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Mary F. Miller,              Trustee of the American Symphony Orchestra (not-for-profit)      None              Over $100,000
Trustee since 2004           (since October 1998); and Senior Vice President and General
Age: 65                      Auditor of American Express Company (financial services
                             company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joel W. Motley,              Managing Director of Public Capital Advisors, LLC (privately     None              Over $100,000
Trustee since 2002           held financial adviser) (since January 2006).  Director of
Age: 55                      Columbia Equity Financial Corp. (privately-held financial
                             adviser) (since 2002); Managing Director of Carmona Motley,
                             Inc. (privately-held financial adviser) (since January 2002);
                             Managing Director of Carmona Motley Hoffman Inc.
                             (privately-held financial adviser) (January 1998-December
                             2001); Member of the Finance and Budget Committee of the
                             Council on Foreign Relations, Member of the Investment
                             Committee of the Episcopal Church of America, Member of the
                             Investment Committee and Board of Human Rights Watch and
                             Member of the Investment Committee of Historic Hudson Valley.
                             Oversees 54 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Russell S. Reynolds, Jr.,    Chairman of RSR Partners (formerly "The Directorship Search      None              Over $100,000
Trustee since 1989           Group, Inc.") (corporate governance consulting and executive
Age: 75                      recruiting) (since 1993); Life Trustee of International House
                             (non-profit educational organization); Former Trustee of The
                             Historical Society of the Town of Greenwich; Former Director
                             of Greenwich Hospital Association. Oversees 56 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joseph M. Wikler,            Director of the following medical device companies: Medintec     None              Over $100,000
Trustee since 2005           (since 1992) and Cathco (since 1996); Director of Lakes
Age: 66                      Environmental Association (environmental protection
                             organization) (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                             Director of Fortis/Hartford mutual funds (1994-December 2001).
                             Director of C-TASC (a privately held bio-statistics company)
                             (since May 2007). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President of Wold Oil Properties, Inc. (oil and gas              None              Over $100,000
Trustee since 2005           exploration and production company) (since 1994); Vice
Age: 59                      President of American Talc Company, Inc. (talc mining and
                             milling) (since 1999); Managing Member of Hole-in-the-Wall
                             Ranch (cattle ranching) (since 1979); Vice President,
                             Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996 - 2006); Director and
                             Chairman of the Denver Branch of the Federal Reserve Bank of
                             Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

------------------------------------------------------------------------------------------------------------------------- -

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions an officer and director of the Manager,  and as a shareholder of its parent  company.  The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as Trustee for an indefinite  term, or until his  resignation, retirement,  death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

                                             Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------- -
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name,                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                           of Shares       Beneficially
Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee;            Beneficially    Owned in
Length of Service             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Supervised
Age                           Trustee                                                      Fund            Funds
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------
                                                                                               As of December 31, 2005
----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

John V. Murphy, Trustee       Chairman, Chief Executive Officer and Director of the        None             Over $100,000
since 2001 and President      Manager since June 2001; President of the Manager
and Principal Executive       (September 2000-March 2007); President and a director or
Officer since 2001            trustee of other Oppenheimer funds; President and Director
Age: 58                       of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
                              parent holding company) and of Oppenheimer Partnership
                              Holdings, Inc. (holding company subsidiary of the Manager)
                              (since July 2001); Director of OppenheimerFunds
                              Distributor, Inc. (subsidiary of the Manager) (November
                              2001-December 2006); Chairman and Director of Shareholder
                              Services, Inc. and of Shareholder Financial Services, Inc.
                              (transfer agent subsidiaries of the Manager) (since July
                              2001); President and Director of OppenheimerFunds Legacy
                              Program (charitable trust program established by the
                              Manager) (since July 2001); Director of the following
                              investment advisory subsidiaries of the Manager: OFI
                              Institutional Asset Management, Inc., Centennial Asset
                              Management Corporation, Trinity Investment Management
                              Corporation and Tremont Capital Management, Inc. (since
                              November 2001), HarbourView Asset Management Corporation
                              and OFI Private Investments, Inc. (since July 2001);
                              President (since November 1, 2001) and Director (since
                              July 2001) of Oppenheimer Real Asset Management, Inc.;
                              Executive Vice President of Massachusetts Mutual Life
                              Insurance Company (OAC's parent company) (since February
                              1997); Director of DLB Acquisition Corporation (holding
                              company parent of Babson Capital Management LLC) (since
                              June 1995); Member of the Investment Company Institute's
                              Board of Governors (since October 3, 2003); Chief
                              Operating Officer of the Manager (September 2000-June
                              2001). Oversees 102 portfolios in the OppenheimerFunds
                              complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------

         The addresses of the officers in the chart below are as follows: for
Messrs. Fielding, Loughran, Cottier,Willis, Stein, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey,  and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                Other Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name,                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Ronald H. Fielding,                Senior Vice  President  of the Manager and  Chairman of the  Rochester  Division of the
Vice President and Portfolio       Manager since January 1996; Chief  Strategist,  Senior  Portfolio  Manager and a trader
Manager since 1999                 for the Fund and other  Oppenheimer  funds.  A  Portfolio  Manager  and  officer  of 18
Age: 57                            portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Daniel G. Loughran, Vice           Vice  President  of the Manager  since  April 2001;  Vice  President  of the  Rochester
President since 2005 and           division of the Manager (since January 1996).  Team leader, a Senior Portfolio  Manager
Portfolio Manager since 1999       and a trader for the Fund and other Oppenheimer  funds. A Portfolio Manager and officer
Age: 42                            of 18 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Scott Cottier, Vice President      Vice  President  of the  Manager  since 2002;  Portfolio  manager and trader at Victory
since 2005 and Portfolio           Capital  Management  (1999-2002).  Senior Portfolio Manager and trader for the Fund and
Manager since 2005                 other Oppenheimer Funds. An officer of 18 portfolios in the OppenheimerFunds complex.

Age: 34
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Troy Willis, Vice President        Assistant Vice President of the Manager since July 2005;  Associate  Portfolio  Manager
since 2005 and Portfolio           of  the  Manager  since  2003;  A  corporate   attorney  for  Southern  Resource  Group
Manager since 2005                 (1999-2003).  A Portfolio Manager and officer of 18 portfolios in the  OppenheimerFunds
Age: 33                            complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Richard Stein                      Vice  President of the Manager since 1997;  Director of the Rochester  Credit  Analysis
Vice President since 2007          team since 2003; Head of Rochester's Credit Analysis team since 1993.
Age: 49

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Mark S. Vandehey,                  Senior Vice President and Chief  Compliance  Officer of the Manager (since March 2004);
Vice President and Chief           Chief  Compliance  Officer  of  the  Manager,   OppenheimerFunds   Distributor,   Inc.,
Compliance Officer since 2004      Centennial Asset  Management and Shareholder  Services,  Inc. (Since March 2004);  Vice
Age: 57                            President  of   OppenheimerFunds   Distributor,   Inc.,   Centennial  Asset  Management
                                   Corporation and  Shareholder  Services,  Inc. (since June 1983).  Former Vice President and Director of Internal Audit of the Manager  (1997-February  2004). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and Treasurer of the Manager  (since March 1999);  Treasurer of
Treasurer and Principal            the  following:   HarbourView  Asset  Management  Corporation,   Shareholder  Financial
Financial & Accounting Officer     Services,   Inc.,  Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management
since 1999                         Corporation,  and  Oppenheimer  Partnership  Holdings,  Inc.  (since March  1999),  OFI
Age: 48                            Private  Investments,  Inc.  (since March 2000),  OppenheimerFunds  International  Ltd.
                                   (since May 2000),  OppenheimerFunds  plc (since  May  2000),  OFI  Institutional  Asset
                                   Management,   Inc.  (since  November  2000),   and   OppenheimerFunds   Legacy  Program
                                   (charitable trust program established by the Manager) (since June 2003);  Treasurer and
                                   Chief Financial Officer of OFI Trust Company (trust company  subsidiary of the Manager)
                                   (since  May  2000);   Assistant   Treasurer   of  the   following:   OAC  (since  March
                                   1999),Centennial   Asset  Management   Corporation   (March   1999-October   2003)  and
                                   OppenheimerFunds  Legacy Program (April  2000-June  2003). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian Petersen,                    Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer since 2004     Manager (August 2002-February 2007). An officer of 103 portfolios in the
Age: 37                            OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian C. Szilagyi,                 Assistant  Vice  President  of the Manager  (since July  2004);  Director of  Financial
Assistant Treasurer since 2005     Reporting and Compliance of First Data Corporation  (April 2003-July 2004);  Manager of
Age: 37                            Compliance of Berger  Financial  Group LLC (May  2001-March  2003);  Director of Mutual
                                   Fund Operations at American Data Services,  Inc.  (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Robert G. Zack,                    Executive  Vice President  (since January 2004) and General  Counsel (since March 2002)
Secretary since 2001               of  the  Manager/Adviser;  General  Counsel  and  Director  of the  Distributor  (since
Age: 59                            December  2001);  General Counsel of Centennial  Asset  Management  Corporation  (since
                                   December  2001);  Senior  Vice  President  and  General  Counsel of  HarbourView  Asset
                                   Management  Corporation  (since  December  2001);  Secretary and General Counsel of OAC
                                   (since November 2001);  Assistant  Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc; Vice
                                   President  and Director of  Oppenheimer  Partnership  Holdings,  Inc.  (since  December
                                   2002);  Director of Oppenheimer  Real Asset  Management,  Inc.  (since  November 2001);
                                   Senior Vice President,  General Counsel and Director of Shareholder Financial Services,
                                   Inc. and Shareholder  Services,  Inc.  (since  December  2001);  Senior Vice President,
                                   General  Counsel and Director of OFI Private  Investments,  Inc. and OFI Trust  Company
                                   (since November 2001);  Vice President of  OppenheimerFunds  Legacy Program (since June
                                   2003);   Senior  Vice  President  and  General  Counsel  of  OFI  Institutional   Asset
                                   Management,  Inc.  (since November 2001);  Director of  OppenheimerFunds  International
                                   Distributor  Limited (since  December 2003);  Senior Vice President (May  1985-December
                                   2003). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice  President  (since June 1998) and Senior  Counsel and Assistant  Secretary  (since
Assistant Secretary since 2001     October  2003) of the Manager;  Vice  President  (since 1999) and  Assistant  Secretary
Age: 42                            (since  October  2003) of the  Distributor;  Assistant  Secretary of  Centennial  Asset
                                   Management  Corporation (since October 2003); Vice President and Assistant Secretary of
                                   Shareholder  Services,  Inc.  (since  1999);  Assistant  Secretary of  OppenheimerFunds
                                   Legacy  Program  and  Shareholder  Financial  Services,  Inc.  (since  December  2001);
                                   Assistant  Counsel  of the  Manager  (August  1994-October  2003).  An  officer  of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Lisa I. Bloomberg,                 Vice  President  and  Associate  Counsel of the  Manager  (since May 2004);  First Vice
Assistant Secretary since 2004     President (April  2001-April  2004),  Associate  General Counsel  (December  2000-April
Age:  39                           2004),  Corporate Vice President (May  1999-April  2001) and Assistant  General Counsel
                                   (May  1999-December  2000)  of  UBS  Financial  Services  Inc.  (formerly,  PaineWebber
                                   Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Phillip S. Gillespie,              Senior  Vice  President  and Deputy  General  Counsel of the Manager  (since  September
Assistant Secretary since 2004     2004);  Mr.  Gillespie  held  the  following  positions  at  Merrill  Lynch  Investment
Age: 43                            Management:  First Vice President (2001-September 2004); Director (2000-September 2004)
                                   and Vice President  (1998-2000).  An officer of 102 portfolios in the  OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

         o  Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The  compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July 31, 2007.  The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for  serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

---------------------------------- --------------------- --------------------- --------------------- ---------------------
 Name and Other Fund Position(s)        Aggregate             Retirement         Estimated Annual     Total Compensation
                                                         Benefits Accrued as
                                       Compensation          Part of Fund         Benefits Upon       From the Fund and
(as applicable)                     From the Fund((1))         Expenses          Retirement((2))         Fund Complex
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- ------------------------------------------- --------------------- ---------------------
                                        Fiscal year ended July 31, 2006                              Year ended December

                                                                                                           31, 2006

---------------------------------- ------------------------------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

David K. Downes((21))                      None                  N/A              $45,913(2(2))         $146,668(2(3))
Audit Committee Chairman
And Regulatory & Oversight
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Clayton K. Yeutter(7)                  $1,127((8))             $12,227             $117,498(9)             $173,700

Chairman of the Board
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Matthew P. Fink                           $1,579                $1,305            $56,034((10))            $113,472
Governance Committee Member and
Regulatory & Oversight Committee
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Robert G. Galli

Regulatory & Oversight Committee          $1,858                $1,992         $574,819((1)(0))(11)     $264,812((12))
Chairman

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Phillip A. Griffiths

Audit Committee Member and
Regulatory & Oversight Committee       $2,047((13))             $4,911            $327,278((20))           $150,760
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Mary F. Miller

Audit Committee Member and              $1,535(14)               $814             $66,814((20))            $106,792
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Joel W. Motley

Governance Committee Chairman
and Regulatory & Oversight            $10,017((15))            $10,703            $97,539((20))            $150,760
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Kenneth A. Randall(16)                    $1,712                9,739             $67,138((1)7)            $134,080

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Russell S. Reynolds, Jr.                  $1,557                $3,958            $59,739((1)7)            $110,120
Audit Committee Member and
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Joseph M. Wikler                      $1,485((1)(8))            $4,149            $159,825((20))           $99,080
Audit Committee Member and
Regulatory & Oversight Committee
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Peter I. Wold

Audit Committee Member and             $1,485((19))             $3,139            $108,941((20))           $99,080
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Brian F. Wruble ((3))                   $1,814(4)               $1,191           $81,942(5)((20))       $241,260((6))
Chairman of the Board

---------------------------------- --------------------- --------------------- --------------------- ---------------------

1.       "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.       "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds.. Although the Trustees of the Fund and other Board I Funds are no longer accruing benefits, plan participants receive previously accrued benefits as described below under "Retirement Plan for Trustees." Plan participants have elected a distribution method with respect to their benefits under the Plan.
3.       Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.       Includes $2,709 deferred by Mr. Wruble under the "Compensation
     Deferral Plan" described below.
5.       Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
6.       Includes $135,500 paid to Mr. Wruble for serving as trustee or director of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
7.       Mr. Yeutter retired as Chairman of the Board of Trustees of the Board
     I Funds effective December 31, 2006.
8.       Includes $117 deferred by Mr. Yeutter under the "Deferred
     Compensation Plan" described below.
9.       Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006.
10.      Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.      Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
12.      Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds at (December 31, 2005) that are not
     Board I Funds.
13.      Includes $4,005 deferred by Mr. Griffiths under the "Compensation
     Deferral Plan" described below.
14.      Includes $624 deferred by Ms. Miller under the "Compensation Deferral
     Plan" described below.
15.      Includes $383 deferred by Mr. Motley under the "Compensation Deferral
     Plan" described below.
16.      Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.      Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
     Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
18.      Includes $743 deferred by Mr. Wikler under the "Compensation Deferral
     Plan" described below.
19.      Includes $1,219 deferred by Mr. Wold under the "Compensation Deferral
     Plan" described below
20.      Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
21.      Mr. Downes was appointed as Trustee to the Board I funds on August 1,
     2007
22.      Estimated benefits to be paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.
23.      Compensation paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.

         Retirement Plan for Trustees.  The Board I Funds adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the
"Freeze Date"). Each Trustee continuing to serve on the Board of any of the
Board I Funds after the Freeze Date (each such Trustee a "Continuing Board
Member") may elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii)
rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the
Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

         Compensation Deferral Plan.  The Board of Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

         o  Major Shareholders.  As of November 5, 2007, the only persons or entities who owned of record or were known by the Fund to own beneficially 5%
or more of any class of the Fund's outstanding shares were:

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#XXX,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
670,196.159 Class B shares (5.19% of the Class B shares then outstanding) for the benefit of its customers.

         CITIGROUP Global Mkts Inc. ATTN Cindy Tempesta 7th Fl 333 West 34th
Street, New York NY 1000-2483, which owned 900,292.161 Class B shares (6.97%
of the Class B shares then outstanding) for the benefit of its customers.

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#XXX,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
4,044,879.670 Class C shares (15.69% of the Class C shares then outstanding)
for the benefit of its customers.

         CITIGROUP Global Mkts Inc. ATTN Cindy Tempesta 7th Fl 333 West 34th
Street, New York NY 1000-2483, which owned 2,616,987.851 Class C shares
(10.15% of the Class C shares then outstanding) for the benefit of its customers.

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

         o  Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.
The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the
Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the
Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the
Proxy Voting Guidelines provide discretion to the Manager on how to vote, the
Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o        The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o        The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
     Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o        In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors or trustees.
o        The Fund supports proposals to eliminate cumulative voting.
o        The Fund opposes re-pricing of stock options without shareholder approval.

o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.  The
     Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

              The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

         o  The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

----------------------------------- ---------------------------------------------

           Fiscal Year               Management Fees paid to OppenheimerFunds,
            Ended 7/31                                  Inc.

----------------------------------- ---------------------------------------------
----------------------------------- ---------------------------------------------

----------------------------------- ---------------------------------------------
----------------------------------- ---------------------------------------------
               2005                                  $3,034,961
----------------------------------- ---------------------------------------------
----------------------------------- ---------------------------------------------
               2006                                  $4,276,821
----------------------------------- ---------------------------------------------
----------------------------------- ---------------------------------------------

               2007                                  $5,624,125

----------------------------------- ---------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott S.
Cottier, Troy E. Willis, Mark R. DeMitry, and Marcus V. Franz (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

         o  Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry,
and Franz also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of July 31, 2007.  No account has a performance-based advisory fee:

     Portfolio Manager     Registered      Total Assets   Other Pooled  Total Assets in     Other     Total Assets
                                                in
                                            Registered                    Other Pooled
                           Investment       Investment     Investment      Investment                   in Other
                           Companies         Companies      Vehicles        Vehicles      Accounts      Accounts
                            Managed         Managed(1)      Managed        Managed(1)      Managed     Managed(2)
     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Ronald H. Fielding        18           $32,315           None            None          None          None

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Daniel G. Loughran        18           $32,315           None            None          None          None

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Scott S. Cottier          18           $32,315           None            None          None          None

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Troy E. Willis            18           $32,315           None            None          None          None

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Marcus V. Franz           18           $32,315           None            None          None          None

     ---------------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------------

     Mark R. DeMitry           18           $32,315           None            None          None          None

     ---------------------------------------------------------------------------------------------------------------

     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Managers  also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur  whether the  investment  objectives  and strategies  of the other funds and accounts are the same as, or different  from, the Fund's  investment  objectives  and  strategies.  For example the  Portfolio
Managers  may need to  allocate  investment  opportunities  between the Fund and another fund or account  having similar  objectives or  strategies,  or they may need to execute  transactions  for  another  fund or  account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee  structure  of another fund or account is more  advantageous  to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics  recognize  the  Manager's  fiduciary  obligation  to treat all of its clients,  including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At  different  times,  the Fund's  Portfolio  Managers may manage other funds or accounts with investment objectives and strategies similar to those of the  Fund,  or they may  manage  funds or  accounts  with  different investment objectives and strategies.

     o Compensation of the Portfolio Managers. The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value.  As of July 31,  2007,  the
Portfolio Managers'  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The  Lipper  benchmark  with  respect  to  the  Fund  is  Lipper  -
Pennsylvania  Municipal Debt Funds.  Other factors  include  management  quality
(such as style consistency,  risk management,  sector coverage,  team leadership
and  coaching)  and   organizational   development.   The  Portfolio   Managers'
compensation  is not based on the total  value of the Fund's  portfolio  assets, although the Fund's  investment  performance  may  increase  those  assets.  The compensation  structure is also intended to be internally equitable and serve to reduce potential  conflicts of interest between the Fund and other funds managed by the Portfolio Managers. The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

     o Ownership of Fund Shares. As of July 31, 2007, the Portfolio Managers did
not beneficially own any shares of the Fund.

     Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including,  "affiliated" brokers as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge;  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and other applicable rules and procedures and rules described below.

     The Manager's

     portfolio  managers directly place trades and allocate brokerage based upon their  judgment  as to the  execution  capability  of the broker or dealer.  The
Manager's executive officers supervise the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing  principal or market maker without  incurring  charges for the services of a broker on its behalf.

     Portfolio  securities  purchased from underwriters  include a commission or concession  paid by the issuer to the  underwriter in the price of the security.
Portfolio securities purchased from

     dealers  include a spread between the bid and asked price.  Therefore,  the
Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may  determine  that a better price or execution  may be obtained by using the services of a broker on an agency basis. In that  situation,  the Fund would incur a brokerage commission.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same  security by more than one of the funds  managed by the Manager or its affiliates.  The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset sizes and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed
by    the     broker     on    an     agency     basis     at     the     stated
commission,  and  (iii),  the trade  Class A is not a riskless  Front-End  Sales
Concessions  on principal  Charges Class B Shares  transaction.  The Retained by
Advanced by Board of Trustees Distributor(1)  Distributor(2) may also permit the
Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration  and helps  the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During the fiscal years ended July

     31, 2005, 2006 and 2007, the Fund paid no brokerage commissions.

     Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below:

  Fiscal Year   Aggregate          Concessions         Concessions          Concessions         Concessions
  Ended 7/31:   Front-End          on Class A Front-   on Class A           on Class B          on Class C
                Sales Charges      End Shares          Shares               Shares              Shares
                on Class A         Retained by         Advanced by          Advanced by         Advanced
                Shares             Distributor(1)      Distributor(2)       Distributor(2)      Distributor(2)
                ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2005         $3,260,915           $538,933             $93,658            $1,109,526           $479,669
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2006         $5,112,325           $845,762            $135,293            $1,043,784           $888,524
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------

      2007         $5,537,757           $917,406            $238,954             $716,025            $925,902

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
     1.  Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
     2.  The   Distributor    advances    concession   payments   to   financial
         intermediaries  for  certain  sales of Class A shares  and for sales of
         Class B and Class C shares from its own resources at the time of sale.

  ----------------- ------------------------------ ------------------------------- --------------------------------

                    Class A Contingent Deferred    Class B Contingent Deferred     Class C Contingent Deferred
  Fiscal Year       Sales Charges Retained by      Sales Charges Retained by       Sales Charges Retained by
  Ended 7/31:       Distributor                    Distributor                     Distributor
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
        2005                   $4,305                         $276,297                         $16,742
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
        2006                   $9,524                         $383,285                         $56,182
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------

        2007                   $4,098                         $273,902                         $59,298

  ----------------- ------------------------------ ------------------------------- --------------------------------

         Distribution and Service Plans.  The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

         Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class
A shares. The Fund makes these payments quarterly, based on an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund.
The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval.  The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the
Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25%
of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended July 31, 2007 payments under the Class A plan totaled $1,102,098 of which $50 was retained by the Distributor  and included $33,731 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

         Class B and Class C Distribution and Service Plan Fees. Under each plan, distribution and service plan fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 0.90% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:

o        pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may
              provide such financing from its own resources or from the
              resources of an affiliate,
o        employs personnel to support distribution of Class B and Class C shares,
o        bears the costs of sales literature, advertising and prospectuses
              (other than those furnished to current shareholders) and state
              "blue sky" registration fees and certain other distribution expenses,
o        may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of
              Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and
(ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those categories of expenses exceed the capped amount, the Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the
Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 --------------------------------------------------------------------------------------------------------------------

               Distribution and Service Fees Paid to the Distributor in the Fiscal Year Ended 7/31/07

 --------------------------------------------------------------------------------------------------------------------
 ----------------- ----------------------- ------------------------ ------------------------ ------------------------
 Class:            Total Payments Under    Amount Retained by       Distributor's            Distributor's
                                                                                             Unreimbursed Expenses
                                                                    Aggregate Unreimbursed   as % of Net Assets of
                   Plan                    Distributor              Expenses Under Plan      Class
 ----------------- ----------------------- ------------------------ ------------------------ ------------------------
 ----------------- ----------------------- ------------------------ ------------------------ ------------------------

 Class B Plan            $1,737,661             $1,488,168(1)             $4,635,279                  2.59%

 ----------------- ----------------------- ------------------------ ------------------------ ------------------------
 ----------------- ----------------------- ------------------------ ------------------------ ------------------------

 Class C Plan            $2,465,711              $982,716(2)              $3,768,072                  1.17%

 ----------------- ----------------------- ------------------------ ------------------------ ------------------------

1.       Includes $27,804 paid to an affiliate of the Distributor's parent company.
2.       Includes $39,750 paid to an affiliate of the Distributor's parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the Manager and/or
the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the
Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o        depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are
                    payable by the Distributor to financial intermediaries
                    (see "About Your Account" in the Prospectus);
o        ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's
                    distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the
                    Fund's assets and allocated to the class of shares to
                    which the plan relates (see "About the Fund --
                    Distribution and Service Plans" above);
o        shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
                    administrative or shareholder services, including
                    retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement
                    to the Manager or Distributor for expenses they incur on
                    behalf of the Fund.

o        Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
             Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o        These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other
                    Oppenheimer funds through certain trading platforms and
                    programs, transaction processing or other services;

o        The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
                    self-regulatory agency, such as FINRA. Payments are made
                    based on the guidelines established by the Manager and
                    Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the
Fund's Prospectus and this Statement of Additional Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the
             Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and
             management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  1st Global Capital Co.                                  Advantage Capital Corporation / FSC
   Aegon                                                  Aetna Life Ins & Annuity Co.
   AG Edwards                                             AIG Financial Advisors
   AIG Life                                               Allianz Life Insurance Company
   Allstate Life                                          American Enterprise Life Insurance
   American General Annuity                               American Portfolios
   Ameriprise                                             Ameritas
   Annuity Investors Life                                 Associated Securities
   AXA Advisors                                           AXA Equitable Life Insurance
   Banc One Securities Corporation                        BNY Investment Center
   Cadaret Grant & Co, Inc.                               Chase Investment Services
   Citicorp Investment Services, Inc.                     Citigroup Global Markets Inc (SSB)
   CitiStreet                                             Citizen's Bank of Rhode Island
   Columbus Life                                          Commonwealth Financial Network
   CUNA Brokerage Services, Inc.                          CUSO Financial Services, L.P.
   Edward D Jones & Co.                                   Federal Kemper
   Financial Network (ING)                                GE Financial Assurance
   GE Life & Annuity                                      Genworth Financial
   GlenBrook Life and Annuity Co.                         Great West Life
   Hartford Life Insurance Co.                            HD Vest Investment Services
   Hewitt Associates                                      IFMG Securities, Inc.
   ING Financial Advisers                                 ING Financial Partners
   Jefferson Pilot Securities Co.                         Kemper Investors Life Insurance Co.
   Legend Equities Co.                                    Legg Mason Wood Walker
   Lincoln Benefit National Life                          Lincoln Financial
   Lincoln Investment Planning, Inc.                      Linsco Private Ledger Financial
   Mass Mutual                                            McDonald Investments, Inc.
   Merrill Lynch                                          Minnesota Life
   Mony Life                                              Morgan Stanley Dean Witter
   Multifinancial (ING)                                   Mutual Service Co.
   National Planning Co.                                  Nationwide
   NFP                                                    Park Avenue Securities LLC
   PFS Investments, Inc.                                  Phoenix Life Insurance Co.
   Plan Member Securities                                 Prime Capital Services, Inc.
   Primevest Financial Services, Inc.                     Protective Life Insurance Co.
   Provident Mutual Life & Annuity                        Prudential
   Raymond James & Associates, Inc.                       RBC Daine Rauscher
   Royal Alliance                                         Securities America, Inc.
   Security Benefit                                       Security First-Metlife
   Signator Investments                                   Sun Life Insurance Co.
   Sun Trust Securities, Inc.                             Thrivent Financial
   Travelers Life & Annuity Co.                           UBS Financial Services, Inc.
   Union Central                                          United Planners
   Wachovia                                               Walnut Street Securities (Met Life)
   Waterstone Financial Group                             Wells Fargo

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

1st Global Capital Co.                                     A G Edwards
ACS HR Solutions                                           ADP
  AETNA Life Ins & Annuity Co.                           Alliance Benefit Group
  American Enterprise Investments                        American Express Retirement Service
  American Funds (Fascorp)                               American United Life Insurance Co.
  Ameriprise                                             Ameritrade, Inc.
  AMG Administrative Management Group                    AST (American Stock & Transfer)
  AXA Advisors                                           Baden Retirement
  BCG - New                                              BCG (Programs for Benefit Plans)
  Bear Stearns Securities Co.                            Benefit Administration, Inc.(WA)
  Benefit Administration, Inc.(WIS)                      Benefit Plans Administration
  Benetech, Inc.                                         Bisys
  Boston Financial Data Services                         Ceridian
  Charles Schwab & Co, Inc.                              Citigroup Global Markets Inc (SSB)
  CitiStreet                                             City National Investments
  Clark Consulting                                       CPI
  DA Davidson & Co.                                      Daily Access. Com, Inc.
  Davenport & Co, LLC                                    David Lerner Associates
  Digital Retirement Solutions                           DR, Inc.
  Dyatech                                                E*Trade Clearing LLC
  Edgewood                                               Edward D Jones & Co.
  Equitable Life / AXA                                   ERISA Administrative Svcs, Inc
  ExpertPlan.com                                         FAS Co. (FASCore/RK Pro)
  FBD Consulting                                         Ferris Baker Watts, Inc.
  Fidelity                                               First Clearing LLC
  First Southwest Co.                                    First Trust - Datalynx
  First Trust Corp                                       Franklin Templeton
  Geller Group                                           Great West Life
  H&R Block Financial Advisors, Inc.                     Hartford Life Insurance Co.
  HD Vest Investment Services                            Hewitt Associates
  HSBC Brokerage USA, Inc.                               ICMA - RC Services
  Independent Plan Coordinators                          Ingham Group
  Interactive Retirement Systems                         Invesmart
  Janney Montgomery Scott, Inc.                          JJB Hillard W L Lyons, Inc.
  John Hancock                                           JP Morgan
  July Business Services                                 Kaufman & Goble
  Legend Equities Co.                                    Legg Mason Wood Walker
  Lehman Brothers, Inc.                                  Liberty-Columbia 529 Program
  Lincoln Investment Planning, Inc.                      Lincoln National Life Insurance Co.
  Linsco Private Ledger Financial                        MassMutual
  Matrix Settlement & Clearance Services                 McDonald Investments, Inc.
  Mercer HR Services                                     Merrill Lynch
  Mesirow Financial, Inc.                                MetLife
  MFS Investment Management                              Mid Atlantic Capital Co.
  Milliman USA                                           Morgan Keegan & Co, Inc.
  Morgan Stanley Dean Witter                             Nathan & Lewis Securities, Inc.
  National City Bank                                     National Deferred Comp
  National Financial                                     National Investor Services Co.
  Nationwide                                             Newport Retirement Services
  Northwest Plan Services                                NY Life Benefits
  Oppenheimer & Co, Inc.                                 Peoples Securities, Inc.
  Pershing                                               PFPC
  Piper Jaffray & Co.                                    Plan Administrators
  Plan Member Securities                                 Primevest Financial Services, Inc.
  Principal Life Insurance                               Prudential
  PSMI Group                                             Quads Trust Company
  Raymond James & Associates, Inc.                       Reliastar
  Robert W Baird & Co.                                   RSM McGladrey
  Scott & Stringfellow, Inc.                             Scottrade, Inc.
  Southwest Securities, Inc.                             Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine                          Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                              Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                             Symetra
  T Rowe Price                                           The 401k Company
  The Princeton Retirement Group Inc.                    The Retirement Plan Company, LLC
  TruSource                                              TruSource Union Bank of CA
  UBS Financial Services, Inc.                           Unified Fund Services (UFS)
  US Clearing Co.                                        USAA Investment Management Co.
  USI Consulting Group                                   Valic
  Vanguard Group                                         Wachovia
  Web401K.com                                            Wedbush Morgan Securities
  Wells Fargo                                            Wilmington Trust

                                                                                                                  ----
Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of its most  recent  fiscal  year end.  You can  obtain  current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Yields  and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a different  time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the  Fund's  shares,  and its  yields  and total returns are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

     o Yields.  The Fund uses a variety of different  yields to  illustrate  its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

     o Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated thirty day period. It is not based on actual distributions paid by the Fund to shareholders in the thirty day period,  but is a hypothetical  yield based upon the net  investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

---------------------------------------------------------
                    [OBJECT OMITTED]
---------------------------------------------------------
         The symbols above represent the following
factors:
         a =   dividends and interest earned during the
                thirty (30) day period.
         b =   expenses accrued for the period (net of
                any expense assumptions).
         c =   the average daily number of shares of
                that class outstanding during the thirty
                (30) day period that were entitled to
                receive dividends.
         d =   the maximum offering price per share of
                that class on the last day of the
                period, adjusted for undistributed net
                investment income.

     The standardized  yield for a particular  30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs  at a  constant  rate  for a  six-month  period  and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares.  Dividend  yield  is based on the  dividends  paid on a class of  shares during the actual dividend period. To calculate dividend yield, the dividends of a class  declared  during a stated  period  are added  together,  and the sum is multiplied by 12 (to  annualize  the yield) and divided by the maximum  offering price on the last day of the dividend period. The formula is shown below:

                  Dividend Yield = dividends paid x
12/maximum offering price (payment date)

     The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent deferred  sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

     o Tax-Equivalent Yield. The "tax-equivalent  yield" of a class of shares is the  equivalent  yield that would have to be earned on a taxable  investment  to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's  standardized yield, as calculated above, by a stated Federal tax rate.  Using  different tax rates to show  different tax  equivalent  yields shows  investors in different tax brackets the tax equivalent  yield of the Fund based on their own tax bracket.

     The  tax-equivalent  yield is based on a 30-day period,  and is computed by dividing  the  tax-exempt  portion of the Fund's  current  yield (as  calculated above) by one minus a stated income tax rate. The result is added to the portion
(if any) of the Fund's current yield that is not tax-exempt.

     The  tax-equivalent  yield may be used to compare the tax effects of income derived  from the Fund with income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable income
(the net amount  subject to federal and state  income tax after  deductions  and exemptions).

 The Fund's Yields for the 30-Day Periods Ended 7/31/07

------------------ --------------------------------- -------------------------------- --------------------------------
                                                                                       Tax-Equivalent Yield (37.00%
                          Standardized Yield                 Dividend Yield            Combined Federal/Pennsylvania
                                                                                               Tax Bracket)

Class of Shares
------------------ --------------------------------- -------------------------------- --------------------------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
                   Without Sales    After Sales      Without Sales   After Sales      Without Sales    After Sales
                   Charge           Charge           Charge          Charge           Charge           Charge
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Class A                      4.51%            4.30%           4.59%            4.37%            7.17%           6.82%

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Class B                      3.73%              N/A           3.87%              N/A            5.93%             N/A

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------
------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

Class C                      3.74%              N/A           3.88%              N/A            5.94%             N/A

------------------ ---------------- ---------------- --------------- ---------------- ---------------- ---------------

         o Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years).
An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

         o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------
o      Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
  P

o      Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years
("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR 1/n - 1=  Average Annual Total Return (After Taxes on Distributions
  P             and Redemption)

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------
         o   Cumulative   Total   Return.   The   "cumulative   total  return"
calculation  measures  the  change  in value  of a  hypothetical  investment  of
$1,000 over an entire  period of years.  Its  calculation  uses some of the same factors as average  annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:
         o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                               The Fund's Total Returns for the Periods Ended 7/31/07

----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------
                   Cumulative Total                              Average Annual Total Returns
                  Returns (10 years)

Class of
Shares
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- --------------------------- ----------------------- -------------------------

                                                   1-Year                   5-Years                  10-Years

-------------- ------------------------- --------------------------- ----------------------- -------------------------
-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------
                  After       Without       After        Without        After     Without       After       Without
                  Sales        Sales        Sales     Sales Charge      Sales     Sales         Sales        Sales
                 Charge       Charge       Charge                      Charge      Charge      Charge       Charge
-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------
-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------

Class A          68.95%       77.39%       -0.17%         4.81%         6.55%       7.59%       5.38%        5.90%

-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------
-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------

Class B          69.67%       69.67%       -1.07%         3.93%         6.44%       6.75%       5.43%        5.43%

-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------
-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------

Class C          64.37%       64.37%        3.02%         4.02%         6.76%       6.76%       5.10%        5.10%

-------------- ------------ ------------ ------------ -------------- ------------ ---------- ------------ ------------

  -------------------------------------------------------------------------------------------------------------------

                            Average Annual Total Returns for Class A Shares (After Taxes)
                                            For the Periods Ended 7/31/07

  -------------------------------------------------------------------------------------------------------------------
  ------------------------------------------ ----------------------- ------------------------ -----------------------

                                                     1-Year                  5-Year                  10 Years
  ------------------------------------------ ----------------------- ------------------------ -----------------------
  ------------------------------------------ ----------------------- ------------------------ -----------------------

  After Taxes on Distributions                       -0.17%                   6.55%                   5.38%

  ------------------------------------------ ----------------------- ------------------------ -----------------------
  ------------------------------------------ ----------------------- ------------------------ -----------------------
  After Taxes on Distributions and

  Redemption of Fund Shares                          1.46%                    6.40%                   5.37%

  ------------------------------------------ ----------------------- ------------------------ -----------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         o Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

o      Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in their specialized market sectors. The Fund is ranked among the municipal single state long category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
  Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
  Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
  performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
  receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
  Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         o  Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal,
Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the
Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives
Federal Funds for the purchase through the ACH system before the close of the
New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

o      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                                 Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                                     Active Allocation Fund
Oppenheimer Baring SMA International Fund                         Equity Investor Fund
Oppenheimer Core Bond Fund                                        Conservative Investor Fund
Oppenheimer California Municipal Fund                             Moderate Investor Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund              Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.                          Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester National Municipals
Oppenheimer Global Value Fund                                 Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Select Value Fund
Oppenheimer International Growth Fund                         Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund                          Oppenheimer SMA Core Bond Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer SMA International Bond Fund
Oppenheimer Limited-Term Government Fund                      Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund                                  Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund                      Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund                        Rochester Fund Municipals

Life Cycle Funds
    Oppenheimer Transition 2010 Fund
    Oppenheimer Transition 2015 Fund
    Oppenheimer Transition 2020 Fund
    Oppenheimer Transition 2030 Fund

And the following money market funds:                         Centennial Government Trust
Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Institutional Money Market Fund                   Centennial New York Tax Exempt Trust
Oppenheimer Money Market Fund, Inc.                           Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent. Under a Letter of Intent ("Letter"),  you can reduce the sales  charge  rate  that  applies  to your  purchase  of Class A shares  if you purchase  Class A,  Class B or Class C shares  of the Fund or other  Oppenheimer funds during a 13-month  period.  The total amount of your purchases of Class A,
Class B and Class C shares will  determine the sales charge rate that applies to your Class A share  purchases  during that period.  Purchases made up to 90 days before  the date that you  submit a Letter of Intent  will be  included  in that determination.  Class A shares  of  Oppenheimer  Money  Market  Fund,  Inc.  and
Oppenheimer  Cash  Reserves  on which you have not paid a sales  charge  and any
Class N shares you purchase, or may have purchased,  will not be counted towards satisfying the purchases specified in a Letter.

     A Letter is an investor's  statement in writing to the  Distributor  of the intention  to purchase a specified  value of Class A, Class B and Class C shares of the Fund and other  Oppenheimer  funds during a 13-month  period (the "Letter period").  The Letter  states the  investor's  intention  to make the  aggregate amount of purchases of shares which will equal or exceed the amount specified in the  Letter.  Purchases  made by  reinvestment  of  dividends  or capital  gains distributions and purchases made at net asset value (i.e. without a front-end or contingent  deferred sales charge) do not count toward  satisfying the amount of the Letter.

     Each  purchase  of  Class A shares  under  the  Letter  will be made at the offering  price  (including  the  sales  charge)  that  would  apply to a single lump-sum  purchase of shares in the amount  intended to be  purchased  under the
Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

     o Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
A contingent deferred sales charge,

     (b) Class B and Class C shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and

     (c) Class A, Class B or Class C shares  acquired  by exchange of either (1)
Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class
C shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the  Distributor,  the Transfer Agent or the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned  to the Fund unpaid)  causes a loss to be  incurred  when the net asset  values of the Fund's shares on the cancellation  date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset  value per share  multiplied by the number of shares in the purchase  order.  The investor is responsible for that  loss.  If the  investor  fails to  compensate  the Fund for the loss,  the
Distributor  will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's name, or the
Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the Fund.  However,  each  class has different  shareholder  privileges and features.  The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be  reduced by  incremental  expenses  borne  solely by that  class.  Those expenses include the asset-based  sales charges to which Class B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

     The Distributor  will not accept a purchase order of more than $100,000 for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     Class B or Class C shares may not be purchased  by a new investor  directly from  the  Distributor  without  the  investor  designating  another  registered broker-dealer.

     o Class B Conversion.  Under current  interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the  asset-based  sales  charge for longer than six years.  Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.

     o  Allocation  of  Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

     Fund  Account  Fees.  As stated in the  Prospectus,  a $12 annual  "Minimum
Balance Fee" is assessed on each Fund account with a share balance  valued under
$500.  The Minimum  Balance Fee is  automatically  deducted  from each such Fund account in September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

     o A fund account whose shares were  acquired  after  September  30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion of shares from Class B to Class A shares.  However,  once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
$500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and

     o A fund  account  that falls below the $500  minimum  solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

     o Accounts held in the Portfolio  Builder  Program which is offered through certain broker/dealers to qualifying shareholders.

     To access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  and click the hyperlink "Sign Up for Electronic  Document  Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

     Determination  of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund are  determined  as of the close of business of the  NYSE on each day that  the  NYSE is  open.  The  calculation  is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that class that are outstanding. The NYSE normally closes at
4:00 p.m.,  Eastern time, but may close earlier on some other days (for example, in case of weather  emergencies or on days falling before a U.S.  holiday).  All references  to time in this  Statement of Additional  Information  mean "Eastern time." The NYSE's most recent annual  announcement  regarding  holidays and days when  the  market  may  close  early  is  available  on the  NYSE's  website  at
www.nyse.com.

     Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed  (including  weekends and holidays) or after
4:00 p.m. on a regular  business  day.  Because the Fund's net asset values will not be  calculated  on those days,  the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

     o  Securities  Valuation.  The Fund's  Board of  Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days  are  valued  based  on the mean  between  the  "bid"  and  "asked"  prices determined  by a  portfolio  pricing  service  approved  by the Fund's  Board of
Trustees  or  obtained  by the  Manager  from two  active  market  makers in the security on the basis of  reasonable  inquiry.  o The following  securities  are valued at the mean between the "bid" and "asked" prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1)
debt  instruments  that have a maturity of more than 397 days when  issued,  (2)
debt  instruments that had a maturity of 397 days or less when issued and have a remaining  maturity  of  more  than  60  days,  and (3)  non-money  market  debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less. o The following  securities are valued at cost,  adjusted for  amortization  of premiums and accretion of  discounts:  (1)
money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued  that have a remaining  maturity of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls,  futures and  municipal  bond index futures are valued at the last  sale  price on the  principal  exchange  on  which  they  are  traded,  as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"  prices on the  principal  exchange on the  valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation  date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices  obtained by the
Manager from two active market makers. In certain cases that may be at the "bid"
price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Checkwriting.  When a check is  presented  to  United  Missouri  Bank  (the
"Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the  shareholder's  account to cover the amount of the check.  This enables the shareholder to continue  receiving  dividends on those  shares  until  the check is  presented  to the  Fund.  Checks  may not be presented for payment at the offices of the Bank or the Fund's  custodian.  This limitation  does not  affect  the use of checks  for the  payment of bills or to obtain cash at other banks.  The Fund  reserves  the right to amend,  suspend or discontinue offering checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:

     (1) for  individual  accounts,  represents  that  they  are the  registered owner(s) of the shares of the Fund in that account;

(2)      for accounts for corporations, partnerships,
                trusts and other entities, represents that
                they are an officer, general partner,
                trustee or other fiduciary or agent, as
                applicable, duly authorized to act on
                behalf of the registered owner(s);

     (3)  authorizes the Fund, its Transfer Agent and any bank through which the
Fund's  drafts  (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

     (4)  specifically  acknowledges  that if they choose to permit checks to be honored if there is a single  signature on checks drawn against joint  accounts, or  accounts  for  corporations,  partnerships,  trusts or other  entities,  the signature  of any one  signatory  on a check  will be  sufficient  to  authorize payment of that check and redemption  from the account,  even if that account is registered  in the  names of more than one  person  or more than one  authorized signature appears on the Checkwriting card or the application, as applicable;

     (5)  understands  that the  Checkwriting  privilege  may be  terminated  or amended at any time by the Fund and/or the Fund's bank; and

     (6)  acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination  of  checkwriting  privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

     Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian bank is not open for  business  on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's  next  regular  business  day  following  the redemption.  In those circumstances,  the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The  Fund  may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption  of the  shares  held in any  account  if the aggregate  net asset  value of those  shares  is less  than $200 or such  lesser amount  as the  Board  may  fix.  The  Board of  Trustees  will  not  cause  the involuntary  redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated  minimum solely as a result of market
fluctuations.   If  the  Board  exercises  this  right,  it  may  also  fix  the requirements  for any notice to be given to the  shareholders  in question  (not less  than 30  days).  The  Board may  alternatively  set  requirements  for the shareholder  to increase the  investment,  or set other terms and  conditions so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order  from a dealer  or  broker  after  the  close of the NYSE on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
Fund valued at $5,000 or more can authorize the Transfer  Agent to redeem shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix B to this Statement of Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     o Automatic  Exchange Plans.  Shareholders can authorize the Transfer Agent to  automatically  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer  funds that offer the  exchange privilege  on a  monthly,  quarterly,  semi-annual  or  annual  basis  under  an
Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund  account is $50.  Instructions  should be provided on the  OppenheimerFunds
Application  or  signature-guaranteed  instructions.  Exchanges made under these plans are subject to the  restrictions  that apply to  exchanges as set forth in
"How to  Exchange  Shares"  in the  Prospectus  and below in this  Statement  of
Additional Information.

     o Automatic  Withdrawal Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other  Oppenheimer  funds that offer the  exchange  privilege.
Shares of Oppenheimer funds that have a single class without a class designation are deemed  "Class A" shares  for this  purpose.  You can obtain a current  list showing which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
Centennial California Tax Exempt Trust                        Centennial New York Tax Exempt Trust
Centennial Government Trust                                   Centennial Tax Exempt Trust
         Centennial Money Market Trust

         The following funds do not offer Class N shares:

         Limited Term New York Municipal Fund                         Oppenheimer Rochester Arizona Municipal Fund
         Oppenheimer AMT-Free Municipals                              Oppenheimer Rochester Maryland Municipal Fund
         Oppenheimer AMT-Free New York Municipals                     Oppenheimer Rochester Massachusetts Municipal
                                                                      Fund
         Oppenheimer California Municipal Fund                        Oppenheimer Rochester Michigan Municipal Fund
         Oppenheimer Institutional Money Market Fund                  Oppenheimer Rochester Minnesota Municipal Fund
         Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester National Municipals
         Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester North Carolina Municipal

                                                                      Fund

         Oppenheimer Money Market Fund, Inc.                          Oppenheimer Rochester Ohio Municipal Fund
         Oppenheimer New Jersey Municipal Fund                        Oppenheimer Rochester Virginia Municipal Fund
         Oppenheimer Pennsylvania Municipal Fund                      Oppenheimer Senior Floating Rate Fund
         Oppenheimer Principal Protected Main Street Fund II          Rochester Fund Municipals

         The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                     Oppenheimer Principal Protected Main Street Fund
     Oppenheimer AMT-Free Municipals                          Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                 Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Balanced Fund
     Oppenheimer California Municipal Fund
     Oppenheimer Capital Income Fund                          Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Cash Reserves                                Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer Convertible Securities Fund                  Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer Dividend Growth Fund                         Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Equity Income Fund, Inc.                     Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                 Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer Institutional Money Market  Fund             Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund       Oppenheimer Rochester North Carolina Municipal Fund
     Oppenheimer Limited Term Municipal Fund                  Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer New Jersey Municipal Fund                    Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o        Oppenheimer  Institutional  Money  Market  Fund  only  offers  Class E,
         Class L and Class P shares.

o        Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
         Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class
         M shares.

o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market funds offered by the
         Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund until after the expiration of the warranty period
         (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund II until after the expiration of the warranty period
         (3/3/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund III until after the expiration of the warranty period
         (12/16/2011).

o        Class A, Class B and Class C shares of each of Oppenheimer Developing
         Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

o        Shares of Oppenheimer International Small Company Fund may be
         acquired only by existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o        In most cases, shares of Oppenheimer Small- & Mid-Cap Value Fund may be acquired only by shareholders who currently own shares of that
         Fund.
o        Oppenheimer Global Value Fund only offers Class A and Class Y shares.
         Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
         Distributor.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         o  How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
Oppenheimer Rochester National Municipals and Rochester Fund Municipals
acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.
o        When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class
A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be subject to the
Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if
they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
Money Market Fund, Inc. acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        Except with respect to Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, The Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. o
         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         o  Telephone Exchange Requests. When exchanging shares by
telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         o  Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.
In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         Qualification  as  a  Regulated   Investment  Company.   The  Fund  has
elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal  Revenue  Code of 1986,  as  amended.  As a  regulated  investment company,  the Fund is not  subject to federal  income tax on the  portion of its net investment income (that is, taxable interest,  dividends,  and other taxable ordinary  income,  net of  expenses)  and capital  gain net income (that is, the
excess  of  capital  gains  over  capital   losses)  that  it   distributed   to
shareholders.

         If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions.  That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies.
The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance, all of the Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         The Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.  As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer.  No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S.
government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the
Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year.  If it does not, the
Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet these requirements.  To meet these requirements in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.  The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the
Fund's income will be tax-exempt.

Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The
Fund's distributions will be treated as dividends to the extent paid from the
Fund's earnings and profits (as determined under the Internal Revenue Code).
Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year (or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

         Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

         A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after
August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

         In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.  Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

         Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

         Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

         (1) certain  taxable  temporary  investments  (such as  certificates of deposit,  repurchase  agreements,  commercial  paper and obligations of the U.S.
government, its agencies and instrumentalities);
         (2)  income from securities loans;
         (3)  income or gains from options or futures;
         (4)  any net short-term capital gain; and
         (5)  any market discount accrual on tax-exempt bonds.

         Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

         State Tax Treatment. To the extent that distributions paid by the
Fund are derived from interest on Pennsylvania municipal securities, qualifying obligations of the U.S. government and certain qualifying obligations of governments of U.S. territories, agencies and instrumentalities, those distributions will also be exempt from Pennsylvania personal income tax, and in the case of residents of Philadelphia, exempt from the investment income tax of the School District of Philadelphia.
Distributions from the Fund attributable to income from sources other than those will generally be subject to Pennsylvania personal income tax.

         Capital Gains.  The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

         Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

         Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption  (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.  If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased)
to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.  It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.  Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign  Shareholders.  Under U.S. tax law,  taxation of a  shareholder who is a foreign  person  (including,  but not limited to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary  income  dividends  paid from a mutual  fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year, with a copy sent to the
IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form.  Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

         If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions.  Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.  Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that Fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP served as an independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as an independent registered public accounting firm for the
Manager and certain other funds advised by the Manager and its affiliates.
Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE MUNICIPAL
TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Pennsylvania Municipal Fund (one of the portfolios constituting the
Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Pennsylvania Municipal Fund as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--122.9%
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--88.5%
$         15,000   Albert Gallatin Area School District                                    5.375%     09/01/2024   $         15,017
-----------------------------------------------------------------------------------------------------------------------------------
       7,375,000   Allegheny County Airport (Pittsburgh International Airport) 1           5.000      01/01/2019          7,467,704
-----------------------------------------------------------------------------------------------------------------------------------
         445,000   Allegheny County Airport (Pittsburgh International Airport)             5.250      01/01/2016            450,763
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County COP                                                    5.000      12/01/2028             10,215
-----------------------------------------------------------------------------------------------------------------------------------
       6,975,000   Allegheny County GO 2                                                   4.139 3    11/01/2026          6,933,150
-----------------------------------------------------------------------------------------------------------------------------------
      17,775,000   Allegheny County GO                                                     4.139 3    11/01/2026         17,668,350
-----------------------------------------------------------------------------------------------------------------------------------
         130,000   Allegheny County HDA (Catholic Health East)                             5.375      11/15/2022            133,843
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Allegheny County HDA (Catholic Health East)                             5.500      11/15/2032             41,234
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Allegheny County HDA (Jefferson Regional Medical Center)                5.125      05/01/2025             80,011
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County HDA (Jefferson Regional Medical Center)                5.125      05/01/2029             24,675
-----------------------------------------------------------------------------------------------------------------------------------
       3,150,000   Allegheny County HDA (Ohio Valley General Hospital)                     5.125      04/01/2035          3,117,587
-----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   Allegheny County HDA (Ohio Valley General Hospital)                     5.450      01/01/2028          3,674,448
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   Allegheny County HDA (Pittsburgh Mercy Health System)                   5.625      08/15/2026             58,667
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County HDA (The Covenant at South Hills) 4,5,6                7.700      02/01/2008             13,000
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County HDA (The Covenant at South Hills) 4,6                  7.800      02/01/2009             13,758
-----------------------------------------------------------------------------------------------------------------------------------
       1,535,000   Allegheny County HDA (The Covenant at South Hills) 4,6                  8.625      02/01/2021            796,987
-----------------------------------------------------------------------------------------------------------------------------------
      31,095,000   Allegheny County HDA (UPMC Health System)                               4.410      02/01/2037         30,784,050
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Allegheny County HDA (UPMC Health System)                               5.000      11/01/2016              5,111
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County HDA (UPMC Health System)                               5.000      12/15/2018             10,202
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Allegheny County HDA (UPMC Health System)                               5.000      11/01/2023             20,374
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     5.375      11/15/2040          9,828,700
-----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     6.500      11/15/2030          9,904,500
-----------------------------------------------------------------------------------------------------------------------------------
       3,460,000   Allegheny County HDA
                   (West Penn Allegheny Health System) 1                                   9.250      11/15/2015          4,001,490
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Allegheny County HEBA (Chatham College)                                 5.250      11/15/2019             50,057
-----------------------------------------------------------------------------------------------------------------------------------
       2,020,000   Allegheny County HEBA (Chatham College)                                 5.750      11/15/2028          2,107,587
-----------------------------------------------------------------------------------------------------------------------------------
       7,980,000   Allegheny County HEBA (Chatham College)                                 5.750      11/15/2035          8,295,769
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County HEBA (Chatham College)                                 5.850      03/01/2022          1,041,230
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County HEBA (Chatham College)                                 5.950      03/01/2032          1,040,300
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Allegheny County HEBA (Robert Morris University)                        6.000      05/01/2028             16,816
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Allegheny County HEBA (Thiel College)                                   5.375      11/15/2019             15,305
-----------------------------------------------------------------------------------------------------------------------------------
         110,000   Allegheny County HEBA (Thiel College)                                   5.375      11/15/2029            111,779
-----------------------------------------------------------------------------------------------------------------------------------
       3,245,000   Allegheny County HEBA (Waynesburg College)                              4.800      05/01/2036          3,080,479
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County IDA (ARC Allegheny Foundation)                         5.000      12/01/2028             10,014
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Allegheny County IDA (Coltec Industries)                                7.250      06/01/2008              4,980
-----------------------------------------------------------------------------------------------------------------------------------
       1,145,000   Allegheny County IDA (Residential Resources)                            5.700      09/01/2012          1,188,373
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County IDA (RR/RRSW/RRDC Obligated Group)                     5.000      09/01/2021          1,005,400

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      1,250,000   Allegheny County IDA (RR/RRSW/RRDC Obligated Group)                     5.100%     09/01/2026   $      1,257,625
-----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Allegheny County IDA (RR/RRSW/RRDC Obligated Group)                     5.125      09/01/2031          1,254,450
-----------------------------------------------------------------------------------------------------------------------------------
          90,000   Allegheny County IDA (USX Corp.)                                        5.500      12/01/2029             91,986
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Allegheny County IDA (USX Corp.)                                        5.600      09/01/2030            409,232
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County IDA (USX Corp.)                                        6.000      01/15/2014             25,528
-----------------------------------------------------------------------------------------------------------------------------------
         270,000   Allegheny County IDA (USX Corp.)                                        6.100      01/15/2018            275,751
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Allegheny County IDA (USX Corp.)                                        6.100      07/15/2020             20,426
-----------------------------------------------------------------------------------------------------------------------------------
       2,390,000   Allegheny County Redevel. Authority (Pittsburgh Mills)                  5.100      07/01/2014          2,425,922
-----------------------------------------------------------------------------------------------------------------------------------
      18,125,000   Allegheny County Redevel. Authority (Pittsburgh Mills)                  5.600      07/01/2023         18,747,231
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Allegheny County Redevel. Authority (Robinson Mall)                     6.875      11/01/2017            128,686
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Allegheny County Redevel. Authority (Robinson Mall)                     7.000      11/01/2017          8,608,960
-----------------------------------------------------------------------------------------------------------------------------------
       5,210,000   Allegheny County Residential Finance Authority
                   (Cambridge Square Apartments) 1                                         4.600      01/15/2037          4,983,730
-----------------------------------------------------------------------------------------------------------------------------------
         950,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    4.850      11/01/2028            928,122
-----------------------------------------------------------------------------------------------------------------------------------
       1,295,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    4.900      11/01/2027          1,285,857
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    4.950      11/01/2037          1,967,480
-----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    5.000      05/01/2035          1,246,516
-----------------------------------------------------------------------------------------------------------------------------------
         450,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    5.150      11/01/2016            458,604
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County Sanitation Authority 1                                 5.000      12/01/2030          1,041,070
-----------------------------------------------------------------------------------------------------------------------------------
         305,000   Allegheny County HDA (The Covenant at South Hills) 4,6                  8.750      02/01/2031            157,987
-----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     9.250      11/15/2022          1,950,036
-----------------------------------------------------------------------------------------------------------------------------------
      12,725,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     9.250      11/15/2030         15,038,914
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Altoona City Water Authority                                            5.000      11/01/2019             15,023
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Armstrong County IDA (Kittanning Care Center)                           5.375      08/20/2012             10,334
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Bald Eagle Township Sewer Authority                                     5.100      09/15/2021            100,286
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Beaver County GO                                                        5.150      10/01/2017            100,214
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Beaver County GO                                                        5.300      10/01/2026              5,013
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Beaver County GO                                                        5.300      10/01/2026             60,121
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Beaver County Hospital Authority (Valley Health System)                 5.000      05/15/2028              5,076
-----------------------------------------------------------------------------------------------------------------------------------
         275,000   Beaver County IDA (J. Ray McDermott & Company)                          6.800      02/01/2009            278,031
-----------------------------------------------------------------------------------------------------------------------------------
         245,000   Beaver County IDA (Pennsylvania Power & Light Company)                  5.375      06/01/2028            251,184
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Bedford County IDA (Brown Group)                                        7.125      02/01/2009             25,031
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   Berks County Municipal Authority
                   (RHMC/HW Obligated Group)                                               5.000      03/01/2028            305,181

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$         65,000   Bethlehem Area School District                                          5.000%     09/01/2015   $         65,061
-----------------------------------------------------------------------------------------------------------------------------------
       2,460,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   6.050      01/01/2034          2,454,563
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   6.400      01/01/2012             66,105
-----------------------------------------------------------------------------------------------------------------------------------
       4,140,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   6.900      01/01/2022          4,303,696
-----------------------------------------------------------------------------------------------------------------------------------
       7,135,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   7.000      01/01/2034          7,417,189
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Blair County IDA (The Village at Penn State
                   Retirement Community) 4,5,6                                            10.000      01/01/2012              3,500
-----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Bradford County IDA (International Paper Company)                       5.200      12/01/2019          4,533,885
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Brighton Township Municipal Authority 1                                 5.100      07/15/2022            503,210
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Bucks County IDA (Ann's Choice)                                         6.125      01/01/2025          3,134,640
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Bucks County IDA (Ann's Choice)                                         6.250      01/01/2035          3,130,800
-----------------------------------------------------------------------------------------------------------------------------------
         525,000   Bucks County IDA (Chandler Hall Health Care Facility)                   5.700      05/01/2009            522,496
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Bucks County IDA (Chandler Hall Health Care Facility)                   6.200      05/01/2019            986,290
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Bucks County IDA (Chandler Hall Health Care Facility)                   6.300      05/01/2029              9,797
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Bucks County IDA (Pennswood Village)                                    5.800      10/01/2020             16,080
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Bucks County IDA (Pennswood Village)                                    6.000      10/01/2027          1,101,350
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Bucks County IDA (Pennsylvania Suburban
                   Water Company) 2                                                        5.550      09/01/2032          8,352,480
-----------------------------------------------------------------------------------------------------------------------------------
         240,000   Bucks County IDA (Pennsylvania Suburban
                   Water Company) 1                                                        5.550      09/01/2032            250,574
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Bucks County IDA (USX Corp.)                                            5.600      03/01/2033             81,846
-----------------------------------------------------------------------------------------------------------------------------------
      15,860,000   Butler County General Authority
                   (Butler Area School District)                                           4.670 3    10/01/2034         15,843,347
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Butler County Hospital Authority
                   (Butler Memorial Hospital)                                              5.250      07/01/2012             10,010
-----------------------------------------------------------------------------------------------------------------------------------
         105,000   Butler County Hospital Authority
                   (Butler Memorial Hospital)                                              5.250      07/01/2016            105,108
-----------------------------------------------------------------------------------------------------------------------------------
          85,000   Butler County Hospital Authority
                   (Butler Memorial Hospital)                                              5.250      07/01/2016             85,088
-----------------------------------------------------------------------------------------------------------------------------------
         480,000   Butler County IDA (Greenview Gardens Apartments)                        6.000      07/01/2023            504,158
-----------------------------------------------------------------------------------------------------------------------------------
         880,000   Butler County IDA (Greenview Gardens Apartments)                        6.250      07/01/2033            930,811
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   Cambria County GO                                                       5.000      08/15/2023             66,132
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   Cambridge Area Joint Authority                                          5.250      12/01/2021            200,686
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Chartiers Valley Industrial & Commercial Devel. Authority
                   (Asbury Health Center)                                                  5.750      12/01/2022            920,466
-----------------------------------------------------------------------------------------------------------------------------------
       7,870,000   Chester County H&EFA (Chester County Hospital) 1                        5.875      07/01/2016          7,921,391
-----------------------------------------------------------------------------------------------------------------------------------
         700,000   Chester County H&EFA (Chester County Hospital)                          6.750      07/01/2031            751,527
-----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Chester County H&EFA (Devereaux Foundation) 1                           5.000      11/01/2031          2,255,288

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$        150,000   Chester County H&EFA (Devereaux Foundation)                             5.500%     05/01/2027   $        151,680
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   Chester County H&EFA (Devereaux Foundation)                             6.000      11/01/2019            100,280
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Chester County H&EFA (Immaculata College)                               5.300      10/15/2011             24,919
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Chester County H&EFA (Immaculata College)                               5.400      10/15/2012             29,998
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Chester County H&EFA (Immaculata College)                               5.600      10/15/2018             50,616
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Chester County H&EFA (Immaculata College)                               5.625      10/15/2027             25,209
-----------------------------------------------------------------------------------------------------------------------------------
         330,000   Chester County H&EFA (Jefferson Health System)                          5.375      05/15/2027            335,570
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Chester County H&EFA (Jenners Pond)                                     7.625      07/01/2034          8,814,675
-----------------------------------------------------------------------------------------------------------------------------------
       2,040,000   Chester County IDA (Collegium Charter School)                           5.500      04/15/2031          2,127,394
-----------------------------------------------------------------------------------------------------------------------------------
       1,575,000   Chester County IDA (Renaissance Academy-Edison
                   Charter School)                                                         5.250      10/01/2010          1,578,749
-----------------------------------------------------------------------------------------------------------------------------------
       1,870,000   Chester County IDA (Renaissance Academy-Edison
                   Charter School)                                                         5.625      10/01/2015          1,880,322
-----------------------------------------------------------------------------------------------------------------------------------
      17,915,000   Chester County IDA Water Facilities Authority
                   (Aqua Pennsylvania)                                                     5.000      02/01/2040         18,213,106
-----------------------------------------------------------------------------------------------------------------------------------
      17,915,000   Chester County IDA Water Facilities Authority
                   (Aqua Pennsylvania)                                                     5.000      02/01/2041         18,206,298
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Chester Upland School Authority                                         5.250      09/01/2017            100,114
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Clarion County Hospital Authority (Clarion Hospital)                    5.750      07/01/2012          1,020,180
-----------------------------------------------------------------------------------------------------------------------------------
         800,000   Crawford County Hospital Authority
                   (Wesbury United Methodist Community)                                    6.125      08/15/2019            818,568
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cumberland County Municipal Authority
                   (Diakon Lutheran Ministries)                                            5.000      01/01/2027          1,000,330
-----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Cumberland County Municipal Authority
                   (Diakon Lutheran Ministries)                                            5.000      01/01/2036          4,402,935
-----------------------------------------------------------------------------------------------------------------------------------
       2,100,000   Cumberland County Municipal Authority
                   (Presbyterian Homes)                                                    5.000      12/01/2020          2,143,617
-----------------------------------------------------------------------------------------------------------------------------------
       1,950,000   Cumberland County Municipal Authority
                   (Presbyterian Homes)                                                    5.000      12/01/2021          1,986,465
-----------------------------------------------------------------------------------------------------------------------------------
       1,685,000   Cumberland County Municipal Authority
                   (Wesley Affiliated Services)                                            7.250      01/01/2035          1,964,188
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Dauphin County General Authority (Pinnacle Health)                      5.500      05/15/2027             35,388
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Delaware County Authority (CCMC)                                        5.300      12/01/2027             60,518
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Delaware County Authority (CCMC/CKHS/DCMH
                   Obligated Group)                                                        5.375      12/01/2018             15,336
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County Authority (CCMC/CKHS/DCMH
                   Obligated Group)                                                        6.250      12/15/2022             27,692
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County Authority (CCMC/CKHS/DCMH
                   Obligated Group)                                                        6.250      12/15/2031             27,692
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Delaware County Authority
                   (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)                            5.375      11/15/2023            123,971
-----------------------------------------------------------------------------------------------------------------------------------
       2,530,000   Delaware County Authority (Neumann College)                             6.000      10/01/2031          2,629,201

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$         10,000   Delaware County Authority (Riddle Memorial Hospital)                    5.000%     01/01/2028   $         10,128
-----------------------------------------------------------------------------------------------------------------------------------
         175,000   Delaware County Authority (Riddle Memorial Hospital)                    5.250      01/01/2016            177,650
-----------------------------------------------------------------------------------------------------------------------------------
       7,010,000   Delaware County IDA (American Ref-Fuel Company)                         6.100      07/01/2013          7,188,755
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County IDA (American Ref-Fuel Company)                         6.200      07/01/2019             25,639
-----------------------------------------------------------------------------------------------------------------------------------
       5,670,000   Delaware County IDA (Aqua Pennsylvania) 1                               5.000      02/01/2035          5,772,911
-----------------------------------------------------------------------------------------------------------------------------------
       4,630,000   Delaware County IDA (Naamans Creek)                                     7.000      12/01/2036          4,561,661
-----------------------------------------------------------------------------------------------------------------------------------
       5,370,000   Delaware County IDA (Pennsylvania Suburban
                   Water Company) 1                                                        5.150      09/01/2032          5,509,190
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Delaware County IDA (Philadelphia Suburban
                   Water Company) 1                                                        5.350      10/01/2031             46,644
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County IDA (Philadelphia Suburban
                   Water Company)                                                          6.000      06/01/2029             26,032
-----------------------------------------------------------------------------------------------------------------------------------
      11,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) 2              5.000      11/01/2037         11,207,680
-----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) 2              5.000      11/01/2038         18,315,180
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)                5.000      11/01/2036          5,095,100
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)                5.000      11/01/2037             56,038
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)                5.000      11/01/2038            915,759
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Delaware River Port Authority PA/NJ                                     5.000      01/01/2026             50,564
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Delaware River Port Authority PA/NJ                                     5.400      01/01/2014             70,454
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   Delaware River Port Authority PA/NJ                                     5.400      01/01/2015            201,298
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Delaware River Port Authority PA/NJ 1                                   5.400      01/01/2016          2,013,000
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Delaware River Port Authority PA/NJ                                     5.450      01/01/2012             10,067
-----------------------------------------------------------------------------------------------------------------------------------
       9,780,000   Delaware River Port Authority PA/NJ                                     5.500      01/01/2026          9,850,514
-----------------------------------------------------------------------------------------------------------------------------------
         405,000   Delaware River Port Authority PA/NJ                                     5.500      01/01/2026            407,511
-----------------------------------------------------------------------------------------------------------------------------------
      25,000,000   Delaware Valley Regional Financial Authority 2                          4.341 3    06/01/2037         24,937,500
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Doylestown Hospital Authority (Doylestown Hospital)                     5.000      07/01/2014             10,008
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   Doylestown Hospital Authority (Doylestown Hospital)                     5.000      07/01/2023            200,130
-----------------------------------------------------------------------------------------------------------------------------------
         375,000   Doylestown Hospital Authority (Doylestown Hospital)                     5.000      07/01/2023            375,244
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   East Hempfield Township IDA (Homestead Village)                         6.375      11/01/2023             15,001
-----------------------------------------------------------------------------------------------------------------------------------
         140,000   Erie County IDA (International Paper Company)                           5.000      11/01/2018            139,572
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Erie County IDA (International Paper Company)                           5.850      12/01/2020             10,157
-----------------------------------------------------------------------------------------------------------------------------------
       2,965,000   Erie Higher Education Building Authority
                   (Gannon University)                                                     5.000      05/01/2027          2,990,973
-----------------------------------------------------------------------------------------------------------------------------------
       2,505,000   Erie Higher Education Building Authority
                   (Gannon University)                                                     5.000      05/01/2032          2,505,777
-----------------------------------------------------------------------------------------------------------------------------------
       2,035,000   Erie Higher Education Building Authority
                   (Gannon University)                                                     5.000      05/01/2035          2,030,299
-----------------------------------------------------------------------------------------------------------------------------------
       2,755,000   Erie-Western PA Port Authority                                          5.125      06/15/2016          2,813,929
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Falls Township Hospital Authority
                   (Delaware Valley Medical Center)                                        7.000      08/01/2022             70,390
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Ferndale Area School District GO                                        6.750      07/15/2009             30,067

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$        365,000   Forest Hills GO                                                         5.050%     05/01/2019   $        366,026
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Franklin County IDA (The Chambersburg Hospital)                         5.000      07/01/2022             45,329
-----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   Geisinger Authority Health System
                   (Geisinger Health System) 2                                             4.358 3    05/01/2037         19,800,000
-----------------------------------------------------------------------------------------------------------------------------------
       1,050,000   Geisinger Authority Health System
                   (Penn State Geisinger Health System Foundation)                         5.000      08/15/2028          1,064,889
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Gettysburg Municipal Authority (Gettysburg College)                     5.000      08/15/2023             10,174
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Grove City Area Hospital Authority
                   (United Community Hospital)                                             5.250      07/01/2012             45,298
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Hampton Township School District 1                                      5.000      09/01/2027            115,078
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Harrisburg University Authority
                   (Harrisburg University of Science)                                      5.400      09/01/2016          1,502,595
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Hazelton Area School District                                           5.000      03/01/2011             25,137
-----------------------------------------------------------------------------------------------------------------------------------
       7,265,000   Horsham Industrial & Commercial Devel. Authority
                   (Pennsylvania LTC)                                                      6.000      12/01/2037          7,228,530
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Indiana County IDA Pollution Control
                   (Metropolitan Edison Company)                                           5.950      05/01/2027             25,533
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Indiana County IDA Pollution Control (PSEG Power LLC) 1                 5.850      06/01/2027            119,191
-----------------------------------------------------------------------------------------------------------------------------------
         405,000   Jeannette Health Services Authority
                   (Jeannette District Memorial Hospital)                                  6.000      11/01/2018            404,465
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Lancaster County Hospital Authority
                   (Lancaster General Hospital)                                            5.500      03/15/2026             10,866
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lancaster County Hospital Authority
                   (Landis Homes Retirement Community)                                     5.700      09/01/2018             25,009
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Lancaster County Hospital Authority
                   (Landis Homes Retirement Community)                                     5.750      09/01/2023             20,004
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lancaster County Hospital Authority
                   (Masonic Homes of Pennsylvania)                                         5.300      11/15/2007            100,104
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lancaster County Hospital Authority
                   (St. Anne's Home for the Aged)                                          6.500      04/01/2015             25,022
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Lancaster County IDA (Garden Spot Village)                              7.600      05/01/2022             44,238
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lancaster County Solid Waste Management Authority                       5.000      12/15/2014             25,459
-----------------------------------------------------------------------------------------------------------------------------------
       5,840,000   Langhorne Manor Boro Higher Education Authority
                   (Lower Bucks Hospital)                                                  7.350      07/01/2022          5,923,512
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Langhorne Manor Boro Higher Education Authority
                   (Philadelphia Biblical University)                                      5.200      04/01/2020          1,004,510
-----------------------------------------------------------------------------------------------------------------------------------
         575,000   Langhorne Manor Boro Higher Education Authority
                   (Philadelphia Biblical University)                                      5.500      04/01/2025            585,201
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Latrobe IDA (St. Vincent College)                                       5.375      05/01/2013             10,408
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Latrobe IDA (St. Vincent College)                                       5.700      05/01/2031             36,230
-----------------------------------------------------------------------------------------------------------------------------------
      14,025,000   Lawrence County IDA (Shenango Presbyterian Center)                      5.625      11/15/2037         14,155,152
-----------------------------------------------------------------------------------------------------------------------------------
       5,190,000   Lawrence County IDA (Shenango Presbyterian Center)                      7.500      11/15/2031          5,938,865

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      1,020,000   Lehigh County GPA (Bible Fellowship Church Home)                        6.000%     12/15/2023   $      1,028,752
-----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Lehigh County GPA (Bible Fellowship Church Home)                        7.625      11/01/2021          1,156,990
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lehigh County GPA (Bible Fellowship Church Home)                        7.750      11/01/2033            819,053
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Lehigh County GPA (Good Shepherd
                   Rehabilitation Hospital)                                                5.250      11/15/2027             46,019
-----------------------------------------------------------------------------------------------------------------------------------
       2,525,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         5.800      11/01/2012          2,533,105
-----------------------------------------------------------------------------------------------------------------------------------
       1,265,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         5.800      11/01/2012          1,308,402
-----------------------------------------------------------------------------------------------------------------------------------
       8,190,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2018          8,214,242
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2018          2,074,480
-----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2023          1,092,553
-----------------------------------------------------------------------------------------------------------------------------------
       2,940,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2023          3,049,133
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Lehigh County GPA (Lehigh Valley Health Network)                        5.000      07/01/2028             60,946
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lehigh County GPA (Lehigh Valley Hospital)                              5.625      07/01/2015            101,117
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Lehigh County GPA (Lehigh Valley Hospital/Muhlenberg
                   Hospital Center/MCCC Obligated Group)                                   5.000      07/01/2028             10,158
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Lehigh County GPA (Lehigh Valley Hospital/Muhlenberg
                   Hospital Center/MCCC Obligated Group)                                   5.000      07/01/2028              5,079
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Lehigh County GPA (St. Lukes Hospital Bethlehem)                        5.375      08/15/2033             32,190
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lehigh County IDA (Lifepath)                                            5.850      06/01/2008             99,819
-----------------------------------------------------------------------------------------------------------------------------------
      23,340,000   Lehigh County IDA Pollution Control (Pennsylvania Power
                   & Light Electric Utilities Corp.) 2                                     4.750      02/15/2027         23,493,927
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   Lehigh County Water Authority                                           5.000      11/01/2019            250,205
-----------------------------------------------------------------------------------------------------------------------------------
         650,000   Lehigh Northampton Airport Authority
                   (Lehigh Valley International Airport)                                   5.000      01/01/2021            668,213
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lehigh Northampton Airport Authority
                   (Lehigh Valley International Airport)                                   5.000      01/01/2023            767,693
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Lewistown Boro Municipal Water Authority                                5.250      01/01/2028             15,072
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Luzerne County Flood Protection Authority                               5.000      01/15/2023             10,085
-----------------------------------------------------------------------------------------------------------------------------------
      12,640,000   Luzerne County IDA (Pennsylvania-American
                   Water Company) 2                                                        4.950      09/01/2034         12,948,163
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Lycoming County Hospital Authority
                   (MVH/DPH Obligated Group)                                               5.250      11/15/2015            115,351
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Lycoming County Hospital Authority
                   (MVH/DPH Obligated Group)                                               5.500      11/15/2022             20,085
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Lycoming County Hospital Authority
                   (WH/NCPHS Obligated Group)                                              5.250      11/15/2015             70,214
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Lycoming County Hospital Authority
                   (WH/NCPHS Obligated Group)                                              5.375      11/15/2010             60,235
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Mars Area School District                                               5.000      09/01/2027             30,263
-----------------------------------------------------------------------------------------------------------------------------------
         345,000   McKean County GO                                                        5.000      11/01/2022            345,880
-----------------------------------------------------------------------------------------------------------------------------------
       2,730,000   McKean County Hospital Authority (Bradford Hospital)                    5.000      10/01/2020          2,753,505
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   McKean County Hospital Authority (Bradford Hospital) 1                  5.250      10/01/2030          3,053,580

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$        100,000   Mifflin County Hospital Authority (Lewiston Hospital)                   6.200%     07/01/2030   $        108,380
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Monroe County Hospital Authority (Pocono Medical Center)                5.250      01/01/2043          2,997,450
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Montgomery County HEHA (Abington Memorial Hospital)                     5.000      06/01/2028             10,155
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Montgomery County HEHA (Abington Memorial Hospital)                     5.125      06/01/2027             20,255
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Montgomery County HEHA (Abington Memorial Hospital)                     5.125      06/01/2032             20,154
-----------------------------------------------------------------------------------------------------------------------------------
       8,740,000   Montgomery County HEHA (Arcadia University)                             5.000      04/01/2036          8,719,548
-----------------------------------------------------------------------------------------------------------------------------------
       5,750,000   Montgomery County HEHA (Dickinson College) 1                            5.000      05/01/2031          5,970,398
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Montgomery County HEHA (Holy Redeemer Health System)                    5.250      10/01/2023             60,702
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Montgomery County HEHA (Holy Redeemer Health System)                    5.250      10/01/2027             50,584
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Montgomery County HEHA (Holy Redeemer Physician
                   & Ambulatory Services)                                                  5.250      10/01/2023             80,936
-----------------------------------------------------------------------------------------------------------------------------------
         890,000   Montgomery County IDA (ACTS Retirement Life Community)                  5.250      11/15/2028            896,470
-----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Montgomery County IDA (Meadowood Corp.)                                 6.250      12/01/2017          1,791,440
-----------------------------------------------------------------------------------------------------------------------------------
         265,000   Montgomery County IDA (Pennsylvania-American Water Company)             5.050      06/01/2029            265,835
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Montgomery County IDA (Whitemarsh Continued Care)                       6.250      02/01/2035          2,616,300
-----------------------------------------------------------------------------------------------------------------------------------
       3,840,000   Montgomery County IDA (Wordsworth Academy)                              8.000      09/01/2024          3,845,798
-----------------------------------------------------------------------------------------------------------------------------------
       2,915,000   New Morgan IDA (Browning-Ferris Industries) 1                           6.500      04/01/2019          2,929,050
-----------------------------------------------------------------------------------------------------------------------------------
       1,045,000   New Wilmington Municipal Authority (Westminster College)                5.000      05/01/2027          1,054,154
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   New Wilmington Municipal Authority (Westminster College)                5.125      05/01/2033          1,009,860
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   New Wilmington Municipal Authority (Westminster College)                5.300      03/01/2018             40,344
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   New Wilmington Municipal Authority (Westminster College)                5.350      03/01/2028             55,489
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   North Wales Water Authority                                             5.000      11/01/2013             25,072
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   North Wales Water Authority                                             5.000      11/01/2022              5,012
-----------------------------------------------------------------------------------------------------------------------------------
         135,000   Northampton County Higher Education Authority (Lafayette College)       5.000      11/01/2027            135,830
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Northampton County IDA (Kirkland Village)                               5.625      12/15/2019             70,334
-----------------------------------------------------------------------------------------------------------------------------------
         170,000   Northampton County IDA (Moravian Hall Square)                           5.350      07/01/2010            170,173
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Northampton County IDA (Moravian Hall Square)                           5.550      07/01/2014             25,023
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Northampton County IDA (Moravian Hall Square)                           5.700      07/01/2020             40,044
-----------------------------------------------------------------------------------------------------------------------------------
       3,245,000   Northeastern PA Hospital & Education Authority (Luzerne County
                   Community College) 1                                                    5.150      08/15/2016          3,261,063
-----------------------------------------------------------------------------------------------------------------------------------
         385,000   Northeastern PA Hospital & Education Authority (WVHCS)                  5.250      01/01/2026            390,544
-----------------------------------------------------------------------------------------------------------------------------------
         830,000   Northumberland County IDA (Aqua Pennsylvania)                           5.050      10/01/2039            845,073
-----------------------------------------------------------------------------------------------------------------------------------
         860,000   Northumberland County IDA (NHS Youth Services)                          5.500      02/15/2033            891,631
-----------------------------------------------------------------------------------------------------------------------------------
       1,820,000   Northumberland County IDA (NHS Youth Services)                          7.500      02/15/2029          1,941,703
-----------------------------------------------------------------------------------------------------------------------------------
       3,855,000   Northumberland County IDA (NHS Youth Services)                          7.750      02/15/2029          4,157,155
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA EDFA (30th Street Garage)                                            5.875      06/01/2033         10,595,300
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA EDFA (Amtrak)                                                        6.000      11/01/2011             52,327

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$        250,000   PA EDFA (Amtrak)                                                        6.125%     11/01/2021   $        261,608
-----------------------------------------------------------------------------------------------------------------------------------
       5,005,000   PA EDFA (Amtrak)                                                        6.250      11/01/2031          5,196,541
-----------------------------------------------------------------------------------------------------------------------------------
         945,000   PA EDFA (Amtrak)                                                        6.375      11/01/2041            990,095
-----------------------------------------------------------------------------------------------------------------------------------
      14,700,000   PA EDFA (National Gypsum Company)                                       6.125      11/02/2027         15,187,011
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (National Gypsum Company)                                       6.250      11/01/2027          5,196,550
-----------------------------------------------------------------------------------------------------------------------------------
       4,900,000   PA EDFA (Northampton Generating)                                        6.400      01/01/2009          4,903,381
-----------------------------------------------------------------------------------------------------------------------------------
       8,515,000   PA EDFA (Northampton Generating)                                        6.500      01/01/2013          8,640,937
-----------------------------------------------------------------------------------------------------------------------------------
      16,800,000   PA EDFA (Northampton Generating)                                        6.600      01/01/2019         16,964,472
-----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   PA EDFA (Northampton Generating)                                        6.875      01/01/2011          1,297,829
-----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   PA EDFA (Northampton Generating)                                        6.950      01/01/2021         11,960,760
-----------------------------------------------------------------------------------------------------------------------------------
       4,310,000   PA EDFA (Northwestern Human Services)                                   5.250      06/01/2014          4,293,794
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   PA EDFA (Northwestern Human Services)                                   5.250      06/01/2028          2,866,260
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA EDFA (Reliant Energy) 2                                              6.750      12/01/2036         10,952,450
-----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   PA EDFA (Reliant Energy)                                                6.750      12/01/2036         13,690,500
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   PA EDFA (Reliant Energy)                                                6.750      12/01/2036          8,761,920
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   PA EDFA (Reliant Energy)                                                6.750      12/01/2036          6,571,440
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   PA EDFA (Reliant Energy/Reliant Seward Obligated Group)                 6.750      12/01/2036          7,666,680
-----------------------------------------------------------------------------------------------------------------------------------
      40,825,000   PA EDFA (USG Corp.)                                                     6.000      06/01/2031         42,129,359
-----------------------------------------------------------------------------------------------------------------------------------
       4,870,000   PA EDFA (Waste Management)                                              5.100      10/01/2027          4,782,389
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HEFA (Allegheny College)                                             5.000      11/01/2026             50,034
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   PA HEFA (Allegheny Delaware Valley Obligated Group)                     5.875      11/15/2021             97,026
-----------------------------------------------------------------------------------------------------------------------------------
       1,025,000   PA HEFA (Association of Independent Colleges & Universities)            5.125      05/01/2032          1,035,107
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (California University of Pennsylvania Student Assoc.)          5.000      07/01/2028            100,199
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   PA HEFA (California University of Pennsylvania Student Assoc.)          6.750      09/01/2020          1,615,695
-----------------------------------------------------------------------------------------------------------------------------------
         110,000   PA HEFA (California University of Pennsylvania Student Assoc.)          6.750      09/01/2032            117,860
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HEFA (California University of Pennsylvania Student Assoc.)          6.800      09/01/2025             53,733
-----------------------------------------------------------------------------------------------------------------------------------
       1,475,000   PA HEFA (College of Science & Agriculture)                              5.350      04/15/2028          1,479,174
-----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.650      04/15/2025          1,520,546
-----------------------------------------------------------------------------------------------------------------------------------
         815,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.750      04/15/2029            853,289
-----------------------------------------------------------------------------------------------------------------------------------
         220,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.750      04/15/2034            229,524
-----------------------------------------------------------------------------------------------------------------------------------
       3,210,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.800      04/15/2030          3,357,307
-----------------------------------------------------------------------------------------------------------------------------------
       3,385,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.800      04/15/2033          3,534,448
-----------------------------------------------------------------------------------------------------------------------------------
       1,830,000   PA HEFA (Elizabethtown College)                                         5.000      12/15/2021          1,866,033
-----------------------------------------------------------------------------------------------------------------------------------
       3,070,000   PA HEFA (Elizabethtown College) 1                                       5.000      12/15/2024          3,112,673
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   PA HEFA (Elizabethtown College)                                         5.000      12/15/2027          4,032,560

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      1,820,000   PA HEFA (Geneva College)                                                5.375%     04/01/2023   $      1,842,823
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   PA HEFA (Geneva College)                                                5.375      04/01/2023             65,904
-----------------------------------------------------------------------------------------------------------------------------------
         860,000   PA HEFA (Geneva College)                                                5.450      04/01/2018            876,469
-----------------------------------------------------------------------------------------------------------------------------------
       1,035,000   PA HEFA (Geneva College)                                                6.125      04/01/2022          1,090,983
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   PA HEFA (Higher Education System)                                       5.000      06/15/2019             40,348
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HEFA (La Salle University)                                           5.500      05/01/2034             51,408
-----------------------------------------------------------------------------------------------------------------------------------
         150,000   PA HEFA (La Salle University) 1                                         5.625      05/01/2017            150,968
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   PA HEFA (La Salle University)                                           5.700      05/01/2014             10,015
-----------------------------------------------------------------------------------------------------------------------------------
         735,000   PA HEFA (Lycoming College)                                              5.250      11/01/2027            755,220
-----------------------------------------------------------------------------------------------------------------------------------
       1,490,000   PA HEFA (Marywood University)                                           5.125      06/01/2029          1,509,042
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                                  5.875      11/15/2016              5,107
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                                  5.875      11/15/2016             61,285
-----------------------------------------------------------------------------------------------------------------------------------
       3,040,000   PA HEFA (MCP/HUHS/AUS Obligated Group) 1                                5.875      11/15/2021          3,105,086
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   PA HEFA (Philadelphia University)                                       5.000      06/01/2035            245,740
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   PA HEFA (Philadelphia University)                                       5.125      06/01/2025          3,031,650
-----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   PA HEFA (Philadelphia University)                                       5.250      06/01/2032          2,228,798
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   PA HEFA (Philadelphia University)                                       6.000      06/01/2029            264,750
-----------------------------------------------------------------------------------------------------------------------------------
         105,000   PA HEFA (St. Francis University)                                        5.750      11/01/2023            109,948
-----------------------------------------------------------------------------------------------------------------------------------
       3,925,000   PA HEFA (St. Francis University)                                        6.250      11/01/2018          4,251,953
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   PA HEFA (State System Higher Education)                                 5.125      06/15/2012             30,031
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (State System Higher Education)                                 5.125      06/15/2013            100,104
-----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   PA HEFA (University of the Arts)                                        5.000      09/15/2033          1,215,377
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   PA HEFA (University of the Arts)                                        5.750      03/15/2030             25,917
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (UPMC Health System)                                            5.000      08/01/2029            102,190
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   PA HEFA (UPMC Health System)                                            6.000      01/15/2031             32,049
-----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   PA HEFA (Ursinus College)                                               5.000      01/01/2036          1,646,205
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   PA HEFA (Widener University)                                            5.000      07/15/2026            765,773
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (Widener University)                                            5.250      07/15/2024            102,826
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   PA HEFA (Widener University)                                            5.400      07/15/2036             71,969
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   PA HFA (Single Family Mtg.)                                             4.700      10/01/2037          7,065,300
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   PA HFA (Single Family Mtg.)                                             5.050      10/01/2024            235,837
-----------------------------------------------------------------------------------------------------------------------------------
       2,115,000   PA HFA (Single Family Mtg.)                                             5.450      10/01/2032          2,183,928
-----------------------------------------------------------------------------------------------------------------------------------
       9,180,000   PA HFA (Single Family Mtg.), Series 61A                                 5.450      10/01/2021          9,277,675
-----------------------------------------------------------------------------------------------------------------------------------
       4,510,000   PA HFA (Single Family Mtg.), Series 61A 1                               5.500      04/01/2029          4,529,889
-----------------------------------------------------------------------------------------------------------------------------------
         260,000   PA HFA (Single Family Mtg.), Series 61A                                 5.500      04/01/2029            261,147
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   PA HFA (Single Family Mtg.), Series 62A                                 5.200      10/01/2011             25,541
-----------------------------------------------------------------------------------------------------------------------------------
         570,000   PA HFA (Single Family Mtg.), Series 63A                                 5.448 7    04/01/2030            160,330
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HFA (Single Family Mtg.), Series 64                                  5.000      10/01/2017             50,410
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   PA HFA (Single Family Mtg.), Series 66A                                 5.650      04/01/2029              5,067

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      3,355,000   PA HFA (Single Family Mtg.), Series 67A                                 5.400%     10/01/2024   $      3,388,080
-----------------------------------------------------------------------------------------------------------------------------------
       4,740,000   PA HFA (Single Family Mtg.), Series 70A 1                               5.800      04/01/2027          4,837,028
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   PA HFA (Single Family Mtg.), Series 72A 2                               5.250      04/01/2021          8,261,760
-----------------------------------------------------------------------------------------------------------------------------------
      11,400,000   PA HFA (Single Family Mtg.), Series 73A 2                               5.350      10/01/2022         11,598,987
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA HFA (Single Family Mtg.), Series 74B 2                               5.150      10/01/2022         10,119,100
-----------------------------------------------------------------------------------------------------------------------------------
       1,020,000   PA HFA (Single Family Mtg.), Series 74B                                 5.150      10/01/2022          1,032,148
-----------------------------------------------------------------------------------------------------------------------------------
       3,060,000   PA HFA (Single Family Mtg.), Series 74B                                 5.250      04/01/2032          3,091,916
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   PA HFA (Single Family Mtg.), Series 95A                                 4.875      10/01/2031          2,937,240
-----------------------------------------------------------------------------------------------------------------------------------
      12,525,000   PA HFA (Single Family Mtg.), Series 96A                                 4.700      10/01/2037         11,799,051
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   PA HFA (Single Family Mtg.), Series 98A                                 4.850      10/01/2031          7,314,975
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA HFA (Single Family Mtg.), Series B 2                                 5.100      10/01/2020         10,106,450
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   PA Intergovernmental Cooperative Authority                              5.000      06/15/2021             56,025
-----------------------------------------------------------------------------------------------------------------------------------
         145,000   PA State University, Series A                                           5.000      08/15/2027            147,964
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   PA Turnpike Commission                                                  5.000      12/01/2023             15,388
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   PA Turnpike Commission                                                  5.000      12/01/2023              5,105
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Patterson Township Municipal Authority                                  5.500      04/15/2011             10,010
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Penn Hills GO                                                           5.850      12/01/2014             25,167
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Philadelphia Airport                                                    5.375      06/15/2015            241,810
-----------------------------------------------------------------------------------------------------------------------------------
       1,310,000   Philadelphia Airport, Series A                                          5.000      06/15/2023          1,345,946
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Philadelphia Airport, Series A                                          5.000      06/15/2024          2,052,220
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Philadelphia Airport, Series A                                          5.000      06/15/2025          2,049,580
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Airport, Series B                                          5.250      06/15/2011             25,503
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Philadelphia Airport, Series B                                          5.250      06/15/2012             15,302
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Philadelphia Airport, Series B                                          5.250      06/15/2031             15,427
-----------------------------------------------------------------------------------------------------------------------------------
         545,000   Philadelphia Airport, Series B                                          5.400      06/15/2027            553,802
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Philadelphia Airport, Series B                                          5.500      06/15/2017             51,042
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Philadelphia Authority for Industrial Devel.                            5.250      10/01/2030              5,200
-----------------------------------------------------------------------------------------------------------------------------------
       6,720,000   Philadelphia Authority for Industrial Devel. (Aero Philadelphia)        5.500      01/01/2024          6,498,374
-----------------------------------------------------------------------------------------------------------------------------------
       3,870,000   Philadelphia Authority for Industrial Devel. (Air Cargo)                7.500      01/01/2025          4,174,840
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Authority for Industrial Devel.
                   (American College of Physicians)                                        6.000      06/15/2030             26,180
-----------------------------------------------------------------------------------------------------------------------------------
       1,150,000   Philadelphia Authority for Industrial Devel.
                   (Baptist Home of Philadelphia)                                          5.500      11/15/2018          1,139,892
-----------------------------------------------------------------------------------------------------------------------------------
         786,000   Philadelphia Authority for Industrial Devel.
                   (Baptist Home of Philadelphia)                                          5.600      11/15/2028            764,597
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        5.600      04/01/2012             20,011
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        5.700      04/01/2015             35,206

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$        450,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        6.750%     04/01/2023   $        490,527
-----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        6.875      04/01/2034          1,208,042
-----------------------------------------------------------------------------------------------------------------------------------
       2,585,000   Philadelphia Authority for Industrial Devel.
                   (City of Philadelphia) 1                                                5.375      02/15/2027          2,634,012
-----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Philadelphia Authority for Industrial Devel. (First Mtg.-CPAP)          6.125      04/01/2019          2,033,048
-----------------------------------------------------------------------------------------------------------------------------------
       1,790,000   Philadelphia Authority for Industrial Devel.
                   (Franklin Towne Charter High School)                                    5.250      01/01/2027          1,810,460
-----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Philadelphia Authority for Industrial Devel.
                   (Franklin Towne Charter High School)                                    5.375      01/01/2032          1,100,157
-----------------------------------------------------------------------------------------------------------------------------------
       1,330,000   Philadelphia Authority for Industrial Devel.
                   (International Educational & Community Project)                         5.875      06/01/2022          1,406,808
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Philadelphia Authority for Industrial Devel.
                   (Philadelphia Airport System), Series A 2                               5.400      07/01/2022          8,340,960
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.000      07/01/2019             30,436
-----------------------------------------------------------------------------------------------------------------------------------
      19,710,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.000      07/01/2023         19,932,920
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.125      07/01/2020             10,281
-----------------------------------------------------------------------------------------------------------------------------------
       3,880,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.125      07/01/2028          3,931,565
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.250      07/01/2028             97,623
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.300      07/01/2017            407,156
-----------------------------------------------------------------------------------------------------------------------------------
       1,640,000   Philadelphia Authority for Industrial Devel. (Richard Allen Prep
                   Charter School)                                                         6.250      05/01/2033          1,640,344
-----------------------------------------------------------------------------------------------------------------------------------
       1,370,000   Philadelphia Authority for Industrial Devel. (Stapeley Germantown)      5.000      01/01/2015          1,309,789
-----------------------------------------------------------------------------------------------------------------------------------
       1,580,000   Philadelphia Authority for Industrial Devel. (Stapeley Germantown)      5.125      01/01/2021          1,469,574
-----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Arbor House)                                                           6.100      07/01/2033          1,466,332
-----------------------------------------------------------------------------------------------------------------------------------
         780,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (GIH/PPAM)                                                              5.125      07/01/2016            785,234
-----------------------------------------------------------------------------------------------------------------------------------
       1,240,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Miriam and Robert M. Rieder House)                                     6.100      07/01/2033          1,298,751
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Presbyterian Homes Germantown)                                         5.625      07/01/2035          3,085,200
-----------------------------------------------------------------------------------------------------------------------------------
       1,160,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Robert Saligman House)                                                 6.100      07/01/2033          1,214,961

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$     13,700,000   Philadelphia Authority for Industrial Devel., Series B 2                5.125%     10/01/2026   $     14,217,860
-----------------------------------------------------------------------------------------------------------------------------------
       7,125,000   Philadelphia Gas Works 2                                                5.125      08/01/2031          7,461,812
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Philadelphia Gas Works 2                                                5.250      08/01/2021          8,415,200
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Gas Works                                                  5.000      07/01/2014             25,245
-----------------------------------------------------------------------------------------------------------------------------------
       8,050,000   Philadelphia GO 1                                                       5.000      05/15/2020          8,113,354
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Philadelphia GO                                                         5.000      05/15/2025            236,669
-----------------------------------------------------------------------------------------------------------------------------------
         325,000   Philadelphia GO                                                         5.000      03/15/2028            330,805
-----------------------------------------------------------------------------------------------------------------------------------
       1,210,000   Philadelphia H&HEFA (Centralized Comprehensive
                   Human Services)                                                         7.250      01/01/2021          1,271,565
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Philadelphia H&HEFA (Jefferson Health System)                           5.000      05/15/2018             81,642
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia H&HEFA (Jefferson Health System)                           5.125      05/15/2021             10,163
-----------------------------------------------------------------------------------------------------------------------------------
       1,585,000   Philadelphia H&HEFA (North Philadelphia Health System)                  5.300      01/01/2018          1,620,409
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Philadelphia H&HEFA (North Philadelphia Health System)                  5.375      01/01/2028             61,478
-----------------------------------------------------------------------------------------------------------------------------------
       2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)                      6.500      07/01/2027          2,381,499
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Philadelphia H&HEFA (Temple University
                   Children's Medical Center)                                              5.625      06/15/2019             52,477
-----------------------------------------------------------------------------------------------------------------------------------
         155,000   Philadelphia H&HEFA (Temple University
                   Children's Medical Center)                                              5.750      06/15/2029            163,024
-----------------------------------------------------------------------------------------------------------------------------------
         140,000   Philadelphia H&HEFA (Temple University Hospital)                        5.500      11/15/2015            142,029
-----------------------------------------------------------------------------------------------------------------------------------
      19,470,000   Philadelphia H&HEFA (Temple University Hospital) 8                      5.500      07/01/2026         19,909,633
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia H&HEFA (Temple University Hospital)                        5.500      11/15/2027             10,138
-----------------------------------------------------------------------------------------------------------------------------------
         260,000   Philadelphia H&HEFA (Temple University Hospital)                        5.500      11/15/2027            263,767
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Philadelphia H&HEFA (Temple University Hospital)                        5.875      11/15/2023             35,544
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Philadelphia H&HEFA (Temple University Hospital)                        6.500      11/15/2008             15,252
-----------------------------------------------------------------------------------------------------------------------------------
      17,905,000   Philadelphia H&HEFA (Temple University Hospital)                        6.625      11/15/2023         17,937,945
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Philadelphia New Public Housing Authority                               5.000      04/01/2012              5,162
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Philadelphia Parking Authority                                          5.000      02/01/2027             50,889
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Parking Authority (Airport)                                5.500      09/01/2018             25,281
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Philadelphia Parking Authority, Series A                                5.250      02/15/2029             20,494
-----------------------------------------------------------------------------------------------------------------------------------
         180,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                      5.450      02/01/2023            181,372
-----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   Philadelphia Redevel. Authority
                   (Neighborhood Transformation) 2                                         5.000      04/15/2028          9,322,290
-----------------------------------------------------------------------------------------------------------------------------------
       2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments)                   6.000      10/01/2023          2,685,419
-----------------------------------------------------------------------------------------------------------------------------------
       4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments)                   6.250      10/01/2032          4,294,586
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Philadelphia School District 2                                          5.625      08/01/2022          8,649,720
-----------------------------------------------------------------------------------------------------------------------------------
      28,000,000   Philadelphia Water & Wastewater, Series A 2                             5.000      11/01/2031         28,740,040
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pittsburgh & Allegheny County Public Auditorium Authority               5.000      02/01/2024             10,235
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Pittsburgh & Allegheny County Public Auditorium Authority               5.000      02/01/2029             51,032
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pittsburgh & Allegheny County Public Auditorium Authority               5.250      02/01/2031             41,199
-----------------------------------------------------------------------------------------------------------------------------------
       1,290,000   Pittsburgh Urban Redevel. Authority (West Park Court)                   4.900      11/20/2047          1,213,735

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$         20,000   Pittsburgh Urban Redevel. Authority, Series A                           5.200%     10/01/2020   $         20,177
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pittsburgh Urban Redevel. Authority, Series A                           5.250      10/01/2029             40,258
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Pittsburgh Urban Redevel. Authority, Series A                           7.250      02/01/2024             15,015
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Pittsburgh Urban Redevel. Authority, Series C                           5.600      04/01/2020             60,479
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pittsburgh Urban Redevel. Authority, Series C                           5.700      04/01/2030             25,212
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Pittsburgh Urban Redevel. Authority, Series C                           5.900      10/01/2022             15,228
-----------------------------------------------------------------------------------------------------------------------------------
         795,000   Pittsburgh Urban Redevel. Authority, Series C 1                         5.950      10/01/2029            806,822
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pittsburgh Urban Redevel. Authority, Series C                           7.125      08/01/2013             10,011
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pittsburgh Urban Renewal Authority, Series B                            5.350      10/01/2022             40,653
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pittsburgh Water & Sewer Authority, Series A                            5.050      09/01/2025             10,052
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Pittsburgh Water & Sewer Authority, Series C                            5.125      09/01/2023            402,468
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Potter County Hospital Authority
                   (Charles Cole Memorial Hospital)                                        6.050      08/01/2024            121,369
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.500      07/01/2018          1,000,350
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.500      07/01/2018             25,161
-----------------------------------------------------------------------------------------------------------------------------------
       4,170,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.625      07/01/2024          4,089,561
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.625      07/01/2024             25,182
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Saxonburg Area Authority (Sewer & Water) 1                              5.000      03/01/2030          1,038,480
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)                7.125      12/01/2031          2,381,620
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Schuylkill County IDA (DOCNHS/BSVHS/WMHS
                   Obligated Group)                                                        5.000      11/01/2028             10,162
-----------------------------------------------------------------------------------------------------------------------------------
         145,000   Scranton School District                                                5.000      04/01/2022            147,539
-----------------------------------------------------------------------------------------------------------------------------------
         220,000   Scranton School District 1                                              5.000      04/01/2025            223,333
-----------------------------------------------------------------------------------------------------------------------------------
         440,000   Scranton School District                                                5.000      04/01/2031            445,628
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Sharon Regional Health System Authority
                   (SRPS/SRHS Obligated Group)                                             5.000      12/01/2028              5,082
-----------------------------------------------------------------------------------------------------------------------------------
         450,000   South Fork Municipal Authority
                   (Conemaugh Valley Memorial Hospital)                                    5.000      07/01/2028            457,092
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   South Fork Municipal Authority
                   (Conemaugh Valley Memorial Hospital)                                    5.375      07/01/2022              5,100
-----------------------------------------------------------------------------------------------------------------------------------
         305,000   South Fork Municipal Authority
                   (Good Samaritan Medial Center of Johnstown)                             5.250      07/01/2026            307,907
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   South Fork Municipal Authority
                   (Good Samaritan Medial Center of Johnstown)                             5.375      07/01/2016             25,277
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   South Park School District                                              5.000      05/15/2016              5,046
-----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2023          1,420,398
-----------------------------------------------------------------------------------------------------------------------------------
       2,245,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2025          2,268,628
-----------------------------------------------------------------------------------------------------------------------------------
       3,265,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2026          3,290,354

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA Continued
$      2,000,000   Southcentral General Authority (Hanover Hospital) 2                     5.000%     12/01/2027   $      2,015,460
-----------------------------------------------------------------------------------------------------------------------------------
       2,510,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2028          2,524,339
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2030          1,002,295
-----------------------------------------------------------------------------------------------------------------------------------
         470,000   Southcentral General Authority (Hanover Hospital)                       5.000      12/01/2030            471,081
-----------------------------------------------------------------------------------------------------------------------------------
      26,100,000   St. Mary Hospital Authority (Catholic Health East) 2                    4.482 3    11/15/2034         25,473,600
-----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   St. Mary Hospital Authority (Catholic Health East)                      5.375      11/15/2034          3,531,645
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   St. Mary Hospital Authority (Catholic Health Initiatives)               5.000      12/01/2028             96,683
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   St. Mary Hospital Authority (Franciscan Health)                         7.000      06/15/2015             50,375
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   State Public School Building Authority (Butler College)                 5.400      07/15/2012             15,444
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   State Public School Building Authority
                   (Chester Upland School District)                                        5.150      11/15/2026              5,180
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   State Public School Building Authority
                   (Lehigh Carbon Community College)                                       5.000      11/01/2017             35,101
-----------------------------------------------------------------------------------------------------------------------------------
          85,000   Susquehanna Area Regional Airport Authority                             5.000      01/01/2028             86,407
-----------------------------------------------------------------------------------------------------------------------------------
         140,000   Susquehanna Area Regional Airport Authority                             5.375      01/01/2018            142,020
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Susquehanna Area Regional Airport Authority
                   (Aero Harrisburg)                                                       5.500      01/01/2024            967,020
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Union County Hospital Authority
                   (United Methodist Continuing Care Services)                             6.250      04/01/2012             15,010
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Venango IDA (Boise Cascade Corp.)                                       5.900      09/01/2007              5,003
-----------------------------------------------------------------------------------------------------------------------------------
       5,680,000   Washington County Authority (Capital Projects &
                   Equipment Program)                                                      6.150      12/01/2029          6,071,068
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Washington County Hospital Authority
                   (Washington Hospital)                                                   5.125      07/01/2028             35,616
-----------------------------------------------------------------------------------------------------------------------------------
       5,250,000   Washington County Redevel. Authority (Victory Centre)                   5.450      07/01/2035          5,303,813
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Washington Township Municipal Authority                                 5.875      12/15/2023            772,988
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Washington Township Municipal Authority                                 6.000      12/15/2033          2,610,900
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   West Shore Area Hospital Authority (Holy Spirit Hospital)               6.250      01/01/2032            315,957
-----------------------------------------------------------------------------------------------------------------------------------
       1,550,000   Westmoreland County IDA
                   (Redstone Retirement Community)                                         5.750      01/01/2026          1,602,638
-----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Westmoreland County IDA
                   (Redstone Retirement Community)                                         5.875      01/01/2032          1,123,518
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Westmoreland County Redevel. Authority (Harmon House)                   5.400      06/20/2028             36,093
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Wilkes-Barre Finance Authority (Wilkes University)                      5.000      03/01/2027          5,014,900
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Wilkes-Barre Finance Authority (Wilkes University)                      5.000      03/01/2037          4,961,600
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   York County Hospital Authority (York Hospital)                          5.500      07/01/2008             10,012
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   York County IDA (PSEG Power)                                            5.500      09/01/2020             10,355
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   York Hsg. Corp. Mtg., Series A                                          6.875      11/01/2009             20,018
                                                                                                                   ----------------
                                                                                                                      1,212,120,358

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS--34.4%
-----------------------------------------------------------------------------------------------------------------------------------
$      1,485,000   Guam EDA (TASC) 1                                                       5.400%     05/15/2031   $      1,498,276
-----------------------------------------------------------------------------------------------------------------------------------
       3,900,000   Guam EDA (TASC) 1                                                       5.500      05/15/2041          3,920,124
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Guam GO, Series A                                                       5.375      11/15/2013            115,086
-----------------------------------------------------------------------------------------------------------------------------------
       3,650,000   Guam GO, Series A                                                       5.400      11/15/2018          3,652,081
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Guam Government Waterworks Authority &
                   Wastewater System 1                                                     5.875      07/01/2035          2,117,840
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Guam Government Waterworks Authority &
                   Wastewater System                                                       6.000      07/01/2025            539,620
-----------------------------------------------------------------------------------------------------------------------------------
         700,000   Guam Hsg. Corp. (Single Family Mtg.) 1                                  5.750      09/01/2031            738,997
-----------------------------------------------------------------------------------------------------------------------------------
         175,000   Guam Power Authority, Series A                                          5.250      10/01/2013            175,054
-----------------------------------------------------------------------------------------------------------------------------------
         710,000   Guam Power Authority, Series A                                          5.250      10/01/2023            714,012
-----------------------------------------------------------------------------------------------------------------------------------
       9,500,000   Northern Mariana Islands Commonwealth, Series A                         6.750      10/01/2033         10,956,635
-----------------------------------------------------------------------------------------------------------------------------------
         600,000   Northern Mariana Islands Commonwealth, Series A                         6.750      10/01/2033            657,576
-----------------------------------------------------------------------------------------------------------------------------------
       9,500,000   Northern Mariana Islands Ports Authority, Series A                      5.000      06/01/2030          9,253,285
-----------------------------------------------------------------------------------------------------------------------------------
       2,725,000   Northern Mariana Islands Ports Authority, Series A                      5.500      03/15/2031          2,714,100
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Northern Mariana Islands Ports Authority, Series A                      6.000      06/01/2014             63,673
-----------------------------------------------------------------------------------------------------------------------------------
       1,955,000   Northern Mariana Islands Ports Authority, Series A                      6.250      03/15/2028          1,957,170
-----------------------------------------------------------------------------------------------------------------------------------
       1,350,000   Northern Mariana Islands Ports Authority, Series A                      6.600      03/15/2028          1,508,112
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico Aqueduct & Sewer Authority                                  5.000      07/01/2019             50,825
-----------------------------------------------------------------------------------------------------------------------------------
      29,025,000   Puerto Rico Children's Trust Fund (TASC)                                5.375      05/15/2033         29,413,355
-----------------------------------------------------------------------------------------------------------------------------------
      88,630,000   Puerto Rico Children's Trust Fund (TASC)                                5.500      05/15/2039         89,381,582
-----------------------------------------------------------------------------------------------------------------------------------
      75,625,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043         76,343,438
-----------------------------------------------------------------------------------------------------------------------------------
     355,000,000   Puerto Rico Children's Trust Fund (TASC)                                6.364 7    05/15/2050         24,718,650
-----------------------------------------------------------------------------------------------------------------------------------
      97,000,000   Puerto Rico Children's Trust Fund (TASC)                                7.013 7    05/15/2055          3,646,230
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2030          1,050,420
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2032          2,096,360
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Electric Power Authority, Series DD                         5.000      07/01/2028             15,400
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico Electric Power Authority, Series DD                         5.000      07/01/2028              5,133
-----------------------------------------------------------------------------------------------------------------------------------
       2,770,000   Puerto Rico Electric Power Authority, Series TT                         5.000      07/01/2037          2,845,122
-----------------------------------------------------------------------------------------------------------------------------------
       9,800,000   Puerto Rico Electric Power Authority, Series UU 2                       4.271 3    07/01/2025          9,800,000
-----------------------------------------------------------------------------------------------------------------------------------
      31,890,000   Puerto Rico Electric Power Authority, Series UU 2                       4.291 3    07/01/2031         31,890,000
-----------------------------------------------------------------------------------------------------------------------------------
         885,000   Puerto Rico HFC, Series B                                               5.300      12/01/2028            901,665
-----------------------------------------------------------------------------------------------------------------------------------
         540,000   Puerto Rico Highway & Transportation Authority, Series A                5.000      07/01/2038            551,945
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico Highway & Transportation Authority, Series A                5.000      07/01/2038             25,225
-----------------------------------------------------------------------------------------------------------------------------------
         445,000   Puerto Rico Highway & Transportation Authority, Series AA               5.000      07/01/2035            453,072
-----------------------------------------------------------------------------------------------------------------------------------
       1,075,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2033          1,095,060
-----------------------------------------------------------------------------------------------------------------------------------
       1,805,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2042          1,830,288
-----------------------------------------------------------------------------------------------------------------------------------
         620,000   Puerto Rico Highway & Transportation Authority, Series H                5.000      07/01/2028            658,905
-----------------------------------------------------------------------------------------------------------------------------------
         325,000   Puerto Rico Highway & Transportation Authority, Series H                5.000      07/01/2028            331,906
-----------------------------------------------------------------------------------------------------------------------------------
       8,855,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2030          9,072,656

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS Continued
$        700,000   Puerto Rico Highway & Transportation Authority, Series M                5.000%     07/01/2037   $        718,424
-----------------------------------------------------------------------------------------------------------------------------------
       2,105,000   Puerto Rico IMEPCF (American Airlines) 1                                6.450      12/01/2025          2,137,396
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Puerto Rico Infrastructure                                              5.000      07/01/2037          3,072,510
-----------------------------------------------------------------------------------------------------------------------------------
      20,900,000   Puerto Rico Infrastructure 1                                            5.000      07/01/2041         21,233,773
-----------------------------------------------------------------------------------------------------------------------------------
      18,150,000   Puerto Rico Infrastructure                                              5.000      07/01/2046         18,440,400
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375      02/01/2019            239,702
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375      02/01/2029            508,550
-----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Puerto Rico Municipal Finance Agency, Series A                          5.250      08/01/2025          2,882,578
-----------------------------------------------------------------------------------------------------------------------------------
      24,915,000   Puerto Rico Port Authority (American Airlines), Series A 1              6.250      06/01/2026         24,961,342
-----------------------------------------------------------------------------------------------------------------------------------
       1,170,000   Puerto Rico Port Authority (American Airlines), Series A                6.300      06/01/2023          1,170,491
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   Puerto Rico Port Authority, Series D                                    7.000      07/01/2014             95,377
-----------------------------------------------------------------------------------------------------------------------------------
       9,540,000   Puerto Rico Public Buildings Authority                                  5.250      07/01/2033          9,957,947
-----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Puerto Rico Sales Tax Financing Corp., Series A                         4.518 3    08/01/2057         14,988,750
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   University of Puerto Rico 1                                             5.400      06/01/2009            100,133
-----------------------------------------------------------------------------------------------------------------------------------
       6,645,000   V.I. Government Refinery Facilities (Hovensa Coker) 1                   6.500      07/01/2021          7,140,185
-----------------------------------------------------------------------------------------------------------------------------------
      12,980,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan) 2             5.000      10/01/2024         13,147,050
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)               5.000      10/01/2031             25,013
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   V.I. Public Finance Authority (Hovensa Coker)                           6.500      07/01/2021          4,268,760
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   V.I. Public Finance Authority (Hovensa Refinery)                        4.700      07/01/2022          7,264,350
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   V.I. Public Finance Authority (Hovensa Refinery)                        6.125      07/01/2022          5,403,450
-----------------------------------------------------------------------------------------------------------------------------------
      17,450,000   V.I. Tobacco Settlement Financing Corp. 1                               6.250 7    05/15/2035          3,298,748
-----------------------------------------------------------------------------------------------------------------------------------
       2,195,000   V.I. Tobacco Settlement Financing Corp.                                 6.500 7    05/15/2035            392,137
-----------------------------------------------------------------------------------------------------------------------------------
       4,150,000   V.I. Tobacco Settlement Financing Corp. 1                               6.875 7    05/15/2035            669,935
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   V.I. Tobacco Settlement Financing Corp. 1                               7.625 7    05/15/2035            934,780
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   V.I. Tobacco Settlement Financing Corp. (TASC)                          5.000      05/15/2021             39,663
-----------------------------------------------------------------------------------------------------------------------------------
       2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1                        5.000      05/15/2031          2,178,660
                                                                                                                   ----------------
                                                                                                                        472,028,982

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,641,202,558)--122.9%                                                             1,684,149,340
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(22.9)                                                                          (313,944,099)
                                                                                                                   ----------------
NET ASSETS-100.0%                                                                                                  $  1,370,205,241
                                                                                                                   ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of July 31,
2007 was $16,500, which represents less than 0.005% of the Fund's net assets.
See Note 5 of accompanying Notes.

6. Non-income producing security.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. When-issued security or forward commitment to be delivered and settled after
July 31, 2007. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
ARC       Assoc. of Retarded Citizens
AUS       Allegheny United Hospital
BSVHS     Baptist/St. Vincent's Health System
CCMC      Crozer-Chester Medical Center
CKHS      Crozer-Keystone Health System
COP       Certificates of Participation
CPAP      Crime Prevention Assoc. of Philadelphia
DCMH      Delaware County Memorial Hospital
DOCNHS    Daughters of Charity National Health Systems
DPH       Divine Providence Hospital
EDA       Economic Devel. Authority
EDFA      Economic Devel. Finance Authority
GIH       Germantown Interfaith Housing
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HEBA      Higher Education Building Authority
HEFA      Higher Education Facilities Authority
HEHA      Higher Education and Health Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HUHS      Hehnemann University Hospital System
HW        Highlands at Wyomissing
IDA       Industrial Devel. Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community
          Facilities
MAS       Mercy Adult Services
MCCC      Muhlenberg Continuing Care Center Corp.
MCMCSPA   Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP       Medical College Of Pennsylvania
MHH       Mercy Haverford Hospital
MHP       Mercy Health Plan
MHSSPA    Mercy Health System of Southeastern Pennsylvania
MVH       Muncy Valley Hospital
NCPHS     North Central Pennsylvania Health System
PPAM      Philadelphia Presbytery Apartments of Morrisville
PSEG      Public Service Enterprise Group
RHMC      Reading Hospital & Medical Center
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RR        Resource Recovery
RRDC      Residential Resources Devel. Corp.
RRSW      Residential Resources Southwest
SRHS      Sharon Regional Health System
SRPS      Sharon Regional Physicians Services
TASC      Tobacco Settlement Asset-Backed Bonds
UPMC      University of Pittsburgh Medical Center
V.I.      United States Virgin Islands
WH        Williamsport Hospital
WMHS      Western Maryland Health Systems
WVHCS     Wyoming Valley Health Care System

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                   VALUE        PERCENT
--------------------------------------------------------------------------------
Hospital/Health Care                             $   241,830,843           14.4%
Tobacco Master Settlement Agreement                  236,435,578           14.0
Water Utilities                                      138,308,119            8.2
Higher Education                                     121,771,841            7.2
Electric Utilities                                   117,002,791            6.8
Single Family Housing                                106,792,291            6.3
Adult Living Facilities                               94,060,595            5.6
Marine/Aviation Facilities                            82,041,984            4.9
General Obligation                                    80,462,997            4.8
Building Products                                     62,512,920            3.7
Special Tax                                           57,428,811            3.4
Resource Recovery                                     53,936,282            3.2
Tax Increment Financing (TIF)                         29,910,799            1.8
Airlines                                              28,269,229            1.7
Commercial Services & Supplies                        28,266,484            1.7
Sales Tax Revenue                                     28,238,266            1.7
Education                                             27,856,423            1.7
Municipal Leases                                      26,815,019            1.6
Oil, Gas & Consumable Fuels                           24,981,514            1.5
Highways/Commuter Facilities                          21,258,545            1.3
Not-for-Profit Organization                           18,467,620            1.1
Gas Utilities                                         15,887,367            0.9
Multifamily Housing                                   14,879,989            0.9
Sewer Utilities                                       10,959,277            0.7
Parking Fee Revenue                                   10,666,683            0.6
Paper, Containers & Packaging                          4,683,614            0.3
Energy Equipment & Services                              278,031            0.0
Student Housing                                          100,199            0.0
Textiles, Apparel & Luxury Goods                          25,031            0.0
Government Appropriation                                  10,215            0.0
Specialty Retail                                           5,003            0.0
Aerospace & Defense                                        4,980            0.0
                                                 -------------------------------
Total                                            $ 1,684,149,340          100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,641,202,558)--see accompanying statement of investments     $  1,684,149,340
------------------------------------------------------------------------------------------------------------
Cash                                                                                                393,319
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 19,431,759
Interest                                                                                         15,584,854
Shares of beneficial interest sold                                                                6,710,695
Other                                                                                                39,077
                                                                                           -----------------
Total assets                                                                                  1,726,309,044

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                  276,485,000
Payable on borrowings (See Note 6)                                                               55,800,000
Investments purchased (including $19,900,092 purchased on a when-issued basis or
forward commitment)                                                                              20,029,395
Shares of beneficial interest redeemed                                                            2,318,679
Dividends                                                                                           972,642
Distribution and service plan fees                                                                  174,256
Trustees' compensation                                                                              120,120
Interest expense on borrowings                                                                       70,879
Transfer and shareholder servicing agent fees                                                        49,016
Shareholder communications                                                                           28,229
Other                                                                                                55,587
                                                                                           -----------------
Total liabilities                                                                               356,103,803

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $  1,370,205,241
                                                                                           =================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $  1,327,961,610
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   554,977
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (1,258,128)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       42,946,782
                                                                                           -----------------

NET ASSETS                                                                                 $  1,370,205,241
                                                                                           =================

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $868,070,453
and 67,994,967 shares of beneficial interest outstanding)                                                      $ 12.77
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                                    $ 13.41
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $179,265,938 and
14,046,608
shares of beneficial interest outstanding)                                                                     $ 12.76
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $322,868,850 and
25,326,008
shares of beneficial interest outstanding)                                                                     $ 12.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest                                                                             $ 72,120,055
--------------------------------------------------------------------------------------------------
Other income                                                                                  581
                                                                                     -------------
Total investment income                                                                72,120,636

--------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------
Management fees                                                                         5,624,125
--------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                 1,102,098
Class B                                                                                 1,737,661
Class C                                                                                 2,465,711
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                   268,146
Class B                                                                                   112,514
Class C                                                                                   134,242
--------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                    35,836
Class B                                                                                    13,537
Class C                                                                                    16,283
--------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)         7,443,883
--------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                            795,681
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                     72,294
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                28,430
--------------------------------------------------------------------------------------------------
Other                                                                                     180,316
                                                                                     -------------
Total expenses                                                                         20,030,757
Less reduction to custodian expenses                                                      (28,430)
                                                                                     -------------
Net expenses                                                                           20,002,327

--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  52,118,309

--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        2,508,336
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                   (7,691,060)

--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 46,935,585
                                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                  2007              2006
------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                     $    52,118,309   $    38,755,680
------------------------------------------------------------------------------------------------------------
Net realized gain                                                               2,508,336           217,417
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          (7,691,060)       (5,353,422)
                                                                          ----------------------------------
Net increase in net assets resulting from operations                           46,935,585        33,619,675

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (33,867,019)      (23,712,877)
Class B                                                                        (7,292,389)       (7,996,967)
Class C                                                                       (10,350,372)       (7,208,027)
                                                                          ----------------------------------

(51,509,780) (38,917,871)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                       271,053,312       218,682,144
Class B                                                                       (17,991,036)        8,520,749
Class C                                                                       104,040,881        87,696,234
                                                                          ----------------------------------
                                                                              357,103,157       314,899,127

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase                                                                352,528,962       309,600,931
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         1,017,676,279       708,075,348
                                                                          ----------------------------------
End of period (including accumulated net investment income (loss) of
$554,977 and $(53,552), respectively)                                     $ 1,370,205,241   $ 1,017,676,279
                                                                          ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                        $    46,935,585
--------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                    (486,619,742)
Proceeds from disposition of investment securities                                     46,711,874
Short-term investment securities, net                                                 (62,952,446)
Premium amortization                                                                    4,207,746
Discount accretion                                                                     (2,066,209)
Net realized gain on investments                                                       (2,508,336)
Net change in unrealized appreciation on investments                                    7,691,060
Increase in interest receivable                                                        (3,383,546)
Increase in receivable for securities sold                                               (234,650)
Increase in other assets                                                                  (18,360)
Increase in payable for securities purchased                                           13,140,594
Increase in payable for accrued expenses                                                   77,959
                                                                                  ----------------
Net cash used in operating activities                                                (439,018,471)

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                         386,200,000
Payments on bank borrowings                                                          (366,500,000)
Proceeds from short-term floating rate notes issued                                   113,045,000
Proceeds from shares sold                                                             496,429,414
Payment on shares redeemed                                                           (171,319,096)
Cash distributions paid                                                               (19,012,222)
                                                                                  ----------------
Net cash provided by financing activities                                             438,843,096

--------------------------------------------------------------------------------------------------
Net decrease in cash                                                                     (175,375)
--------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                   568,694
                                                                                  ----------------
Cash, ending balance                                                              $       393,319
                                                                                  ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $32,356,532.

Cash paid for interest on bank borrowings--$805,427.

Cash paid for interest on short-term floating rate notes issued--$7,497,003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                                2007           2006           2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.75        $ 12.85        $ 11.76        $ 11.48       $ 11.57
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .59 1          .62 1          .67 1          .73           .75
Net realized and unrealized gain (loss)                         .02           (.10)          1.10            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .61            .52           1.77            .98           .64
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.59)          (.62)          (.68)          (.70)         (.73)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.77       $  12.75       $  12.85       $  11.76      $  11.48
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             4.81%          4.21%         15.43%          8.53%         5.36%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $868,070       $600,716       $384,863       $229,450      $184,638
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $747,558       $484,153       $295,002       $211,061      $172,228
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          4.57%          4.88%          5.35%          6.01%         6.11%
Expenses excluding interest and fees on
short-term floating rate notes issued                          0.74%          0.82%          0.81%          0.86%         0.86%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 1.35% 5        1.41%          1.21% 5        1.12% 5,6     1.14% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS B     YEAR ENDED JULY 31,                                2007           2006           2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.75       $  12.85       $  11.76       $  11.48      $  11.57
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .49 1          .53 1          .57 1          .63           .65
Net realized and unrealized gain (loss)                         .01           (.10)          1.11            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .50            .43           1.68            .88           .54
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.49)          (.53)          (.59)          (.60)         (.63)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.76       $  12.75       $  12.85       $  11.76      $  11.48
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             3.93%          3.41%         14.56%          7.71%         4.56%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $179,266       $196,704       $189,643       $157,338      $146,369
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $193,167       $193,225       $173,663       $156,689      $127,280
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          3.81%          4.14%          4.62%          5.26%         5.34%
Expenses excluding interest and fees on
short-term floating rate notes issued                          1.52%          1.59%          1.59%          1.62%         1.63%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 2.13% 5        2.18%          1.99% 5        1.88% 5,6     1.91% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                                2007           2006           2005           2004         2003
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.73       $  12.83       $  11.75       $  11.47      $  11.56
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .49 1          .52 1          .57 1          .63           .65
Net realized and unrealized gain (loss)                         .02           (.09)          1.10            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .51            .43           1.67            .88           .54
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.49)          (.53)          (.59)          (.60)         (.63)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.75       $  12.73       $  12.83       $  11.75      $  11.47
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             4.02%          3.41%         14.48%          7.71%         4.57%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $322,869       $220,256       $133,569        $76,489      $ 69,916
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $274,274       $174,354       $ 96,508        $74,956      $ 60,202
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          3.80%          4.10%          4.56%          5.25%         5.34%
Expenses excluding interest and fees on
short-term floating rate notes issued                          1.50%          1.58%          1.59%          1.63%         1.63%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 2.11% 5        2.17%          1.99% 5        1.89% 5,6     1.91% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital.
The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the
Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $19,900,092 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $78,521,833 as of July 31, 2007, which represents
4.55% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of
Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date.
Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the
Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $355,006,833 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $276,485,000 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

      PRINCIPAL                                                                            COUPON   MATURITY     VALUE AS OF
         AMOUNT   INVERSE FLOATER 1                                                       RATES 2      DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------

$       775,000   Allegheny County GO RITES                                                 6.880%   11/1/26   $     733,150
      2,000,000   Bucks County IDA RITES                                                    8.656     9/1/32       2,352,480
      2,250,000   Delaware County IDA (Aqua Pennsylvania) RITES                             5.720    11/1/38       2,407,590
      2,750,000   Delaware County IDA (Aqua Pennsylvania) RITES                             5.720    11/1/37       2,957,680
      2,250,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) RITES            5.720    11/1/38       2,407,590
      3,125,000   Delaware Valley Regional Finance Authority ROLs                           7.560     6/1/37       3,062,500
      2,500,000   Geisinger Authority Health System (Penn State Geisinger Health
                  System Foundation)                                                        7.700     5/1/37       2,300,000
      1,000,000   Lehigh County IDA (Pennsylvania Power & Light Company) RITES 3            5.390    2/15/27       1,039,570
      4,335,000   Lehigh County IDA Pollution Control RITES                                 4.880    2/15/27       4,449,357
      3,160,000   Luzerne County IDA ROLs                                                   8.410     9/1/34       3,468,163
      5,000,000   PA EDFA (Reliant Energy) RITES 3                                          7.540    12/1/36       5,952,450
      2,000,000   PA HFA (Single Family Mtg.) RITES                                         7.560     4/1/21       2,261,760
      2,850,000   PA HFA (Single Family Mtg.) RITES                                         7.866    10/1/22       3,048,987
      2,500,000   PA HFA (Single Family Mtg.) RITES                                         7.066    10/1/22       2,619,100
      2,500,000   PA HFA (Single Family Mtg.) RITES                                         6.866    10/1/20       2,606,450
      7,000,000   PA Reset Optional Certificates Trust II ROLs                              8.630    11/1/31       7,740,040
      2,000,000   Philadelphia Authority for Industrial Devel. Airport RITES                7.894     7/1/22       2,340,960
      3,425,000   Philadelphia Authority for Industrial Devel. RITES                        7.001    10/1/26       3,942,860
      2,000,000   Philadelphia Gas Works RITES                                              7.594     8/1/21       2,415,200

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      PRINCIPAL                                                                            COUPON   MATURITY     VALUE AS OF
         AMOUNT   INVERSE FLOATER 1                                                       RATES 2      DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------

$     1,780,000   Philadelphia Gas Works RITES                                              6.990%    8/1/31   $   2,116,812
      2,250,000   Philadelphia Redevel. Authority ROLs                                      8.610    4/15/28       2,572,290
      2,000,000   Philadelphia School District GO RITES                                     9.004     8/1/22       2,649,720
      4,170,000   Puerto Rico Electric Power Authority ROLs 3                               7.930     7/1/31       4,170,000
        350,000   Southcentral General Authority ROLs                                       8.600    12/1/23         370,398
        565,000   Southcentral General Authority ROLs                                       8.570    12/1/25         588,628
        820,000   Southcentral General Authority ROLs                                       8.580    12/1/26         845,354
        500,000   Southcentral General Authority ROLs                                       8.600    12/1/27         515,460
        630,000   Southcentral General Authority ROLs                                       8.580    12/1/28         644,339
        250,000   Southcentral General Authority ROLs                                       8.600    12/1/30         252,295
      2,900,000   St. Mary's Hospital Authority RITES                                       8.820   11/15/34       2,273,600
      3,250,000   V.I. Public Finance Authority ROLs                                        8.540    10/1/24       3,417,050
                                                                                                               --------------
                                                                                                               $  78,521,833
                                                                                                               ==============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 41 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the
Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31,
2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately
$47,520,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2007, securities with an aggregate market value of $985,232, representing 0.07% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $2,059,415                 $--           $1,195,731          $42,884,382

1. As of July 31, 2007, the Fund had $1,195,731 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforward was as follows:

                            EXPIRING
                            -----------------------
                            2013        $ 1,195,731

2. During the fiscal year ended July 31, 2007, the Fund utilized $1,499,106 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended July 31, 2006, the Fund utilized $526,030 of capital loss carryforward to offset capital gains realized in that fiscal year.

The tax character of distributions paid during the years ended July 31, 2007 and
July 31, 2006 was as follows:

                                             YEAR ENDED           YEAR ENDED
                                          JULY 31, 2007        JULY 31, 2006
    -------------------------------------------------------------------------
    Distributions paid from:
    Exempt-interest dividends             $  51,443,295        $  38,917,871
    Ordinary income                              66,485                   --
                                          -----------------------------------
    Total                                 $  51,509,780        $  38,917,871
                                          ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities      $1,364,958,566
                                                   ==============

               Gross unrealized appreciation       $   53,679,114
               Gross unrealized depreciation          (10,794,732)
                                                   --------------
               Net unrealized appreciation         $   42,884,382
                                                   ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $47,296 and payments of $27,556 were made to retired trustees, resulting in an accumulated liability of $83,079 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal
Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED JULY 31, 2007       YEAR ENDED JULY 31, 2006
                                SHARES            AMOUNT       SHARES            AMOUNT
----------------------------------------------------------------------------------------

CLASS A
Sold                        26,767,748   $   347,366,936   20,449,939   $   260,522,610
Dividends and/or
distributions reinvested     1,660,583        21,530,452    1,082,853        13,793,427
Redeemed                    (7,548,479)      (97,844,076)  (4,370,506)      (55,633,893)
                           -------------------------------------------------------------
Net increase                20,879,852      $271,053,312   17,162,286   $   218,682,144
                           =============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                         1,561,002   $    20,251,373    2,237,664   $    28,510,720
Dividends and/or
distributions reinvested       323,730         4,196,999      317,279         4,041,219
Redeemed                    (3,270,428)      (42,439,408)  (1,886,359)      (24,031,190)
                           -------------------------------------------------------------
Net increase (decrease)     (1,385,696)  $   (17,991,036)     668,584   $     8,520,749
                           =============================================================

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                YEAR ENDED JULY 31, 2007        YEAR ENDED JULY 31, 2006
                                SHARES            AMOUNT        SHARES            AMOUNT
----------------------------------------------------------------------------------------

CLASS C
Sold                        10,021,100   $   129,802,452     8,181,321   $   104,120,434
Dividends and/or
distributions reinvested       511,972         6,629,081       349,259         4,443,647
Redeemed                    (2,504,155)      (32,390,652)   (1,641,297)      (20,867,847)
                           --------------------------------------------------------------
Net increase                 8,028,917   $   104,040,881     6,889,283   $    87,696,234
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                          PURCHASES           SALES
            -------------------------------------------------------
            Investment securities     $486,619,742      $46,711,874
--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
                     ----------------------------------
                     Up to $200 million           0.60%
                     Next $100 million            0.55
                     Next $200 million            0.50
                     Next $250 million            0.45
                     Next $250 million            0.40
                     Over $1 billion              0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2007, the Fund paid $506,560 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were
$4,635,279 and $3,768,072, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007          $917,406          $4,098        $273,902         $59,298

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2007, the average daily loan balance was
$14,867,671 at an average daily interest rate of 5.2864%. The Fund had borrowings outstanding of $55,800,000 at July 31, 2007 at an interest rate of
5.2958%. The Fund had gross borrowings and gross loan repayments of $386,200,000 and $366,500,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31,
2007 was $55,800,000. The Fund paid $76,048 in fees and $805,427 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The
Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                   Appendix A

                       MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries    of   the    rating    definitions    used   by   the
nationally-recognized  rating  agencies  listed below for municipal  securities.
Those ratings  represent  the opinion of the agency as to the credit  quality of issues that they rate.  The  summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as
VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o........Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
         be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
         it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                         Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(1) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(2)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

              1)  plans created or under Sections 401(a) or
                  401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation
                  plans,
              3)  employee benefit plans(3)
              4)  Group Retirement Plans(4)
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"),
                  including traditional IRAs, Roth IRAs,
                  SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges
                        in Certain Cases
------------------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester Fund Municipals  purchased prior to October 22, 2007) of the beginning of the calendar month of their purchase,  as described in the Prospectus (unless a waiver  described  elsewhere  in this  Appendix  applies  to the  redemption).
Additionally,  on shares  purchased  under these waivers that are subject to the
Class  A  contingent  deferred  sales  charge,  the  Distributor  will  pay  the applicable  concession  described  in the  Prospectus  under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:

     Purchases of Class A shares aggregating $1 million or more.

     Purchases  of Class A shares by a  Retirement  Plan that was  permitted  to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales
Charges for Certain Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     The Manager or its affiliates.

     Present or former  officers,  directors,  trustees and employees (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     Registered  management  investment  companies,   or  separate  accounts  of
insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     Dealers or brokers that have a sales  agreement  with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     Employees and registered  representatives (and their spouses) of dealers or brokers  described above or financial  institutions that have entered into sales arrangements  with such dealers or brokers (and which are  identified as such to the  Distributor)  or with the  Distributor.  The purchaser  must certify to the
Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the  Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products  made  available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     Investment  advisors  and  financial  planners  who  have  entered  into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.

     Clients of  investment  advisors or financial  planners  (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary with which the Distributor has made such special arrangements. Each of these  investors  may be  charged  a fee by the  broker,  agent or  financial intermediary for purchasing shares.

     Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the  Distributor  must be advised of this  arrangement) and persons who are directors or trustees of the company or trust which is the beneficial  owner of such accounts.

     A unit investment trust that has entered into an appropriate agreement with the Distributor.

     Dealers,  brokers,  banks,  or  registered  investment  advisers  that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     A TRAC-2000  401(k) plan (sponsored by the former Quest for Value Advisors)
whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged for Class A shares of that Fund due to the  termination of the Class B and Class
C TRAC-2000 program on November 24, 1995.

     A qualified Retirement Plan that had agreed with the former Quest for Value
Advisors  to purchase  shares of any of the Former  Quest for Value Funds at net asset  value,  with such shares to be held  through  DCXchange,  a  sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     Purchases  by former  shareholders  of Atlas  Strategic  Income Fund of the
Class A shares  of any  Oppenheimer  fund  that is  available  for  exchange  to shareholders of Oppenheimer Strategic Income Fund.

B.   Waivers of the Class A Initial and Contingent Deferred
Sales Charges in Certain Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
acquisitions and exchange offers, to which the Fund is a party.

     Shares  purchased by the  reinvestment of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash
Reserves) or unit investment  trusts for which  reinvestment  arrangements  have been made with the Distributor.

     Shares purchased by certain  Retirement Plans that are part of a retirement plan or  platform  offered  by  banks,  broker-dealers,  financial  advisors  or insureance companies, or serviced by recordkeepers.

     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     Shares purchased in amounts of less than $5.

     Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession  at the annual  rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     Retirement Plans that have $5 million or more in plan assets.

     Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.   Waivers of the Class A Contingent Deferred Sales
Charge for Certain Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     For distributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(6)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(7)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     For  distributions  from retirement  plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

     For distributions from retirement plans which are part of a retirement plan
product  or  platform  offered  by  certain  banks,  broker-dealers,   financial
advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

    Waivers of Class B, Class C and Class N Sales Charges of
                            Oppenheimer Funds
----------------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

     Redemptions  from accounts other than Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established,  and for  disability you must provide  evidence  of a  determination  of  disability  by the  Social  Security
Administration.

     The contingent  deferred  sales charges are generally not waived  following the death or  disability  of a  grantor  or  trustee  for a trust  account.  The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the  account  was  established,  and for  disability  (as  defined  in the
Internal Revenue Code).

     Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

     Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

     Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     Redemptions  of Class C shares  of an  Oppenheimer  fund in  amounts  of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     Distributions(8)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(9)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(10)

     9) On account of the participant's separation from service.(11)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain
Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     Shares sold to the Manager or its affiliates.

     Shares  sold to  registered  management  investment  companies  or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     Shares issued in plans of reorganization to which the Fund is a party.

     Shares sold to present or former officers, directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest
                          for Value Funds
--------------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

     Oppenheimer Rising Dividends Fund, Inc.
     Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     acquired  by such  shareholder  pursuant  to an  exchange  of  shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or purchased by such shareholder by exchange of shares of another  Oppenheimer fund that were  acquired  pursuant to the merger of any of the Former  Quest for
Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

         Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

                                 Initial Sales Charge         Initial Sales Charge              Concession
Number of Eligible               as a % of                    as a % of                         as % of
Employees or Members             Offering Price               Net Amount Invested               Offering Price
                                 ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

--------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on
                  February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the
                  AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a Former Quest for Value
Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either
                  Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum value of such accounts.

         Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s)
                  (as evidenced by a determination of total disability by the
                  U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not
                  exceed 10% of the initial value of the account value;
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Connecticut Mutual Investment
                                   Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut
     Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan
     Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA
     LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA
     Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class
A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                  March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in
                  one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
                  $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons
                  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between
                  CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the
                  purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution
                  had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York
State by Connecticut Mutual Life Insurance Company through the Panorama
Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual
Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7)
         of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a)
         or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class
         B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

    Special Reduced Sales Charge for Former Shareholders of Advance America
                                       Funds, Inc.
--------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

 Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
                                     Securities Fund
--------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
         the Manager and its affiliates,

         present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,

         registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
         dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
         employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or
              financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
         dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
         dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution
              employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Pennsylvania Municipal Fund

Internet Website
       www.oppenheimerfunds.com

Investment Adviser
       OppenheimerFunds, Inc.
       Two World Financial Center,
       225 Liberty Street, 11th Floor,
       New York, New York 10281-1008

Distributor
       OppenheimerFunds Distributor, Inc.
       Two World Financial Center,
       225 Liberty Street, 11th Floor,
       New York, New York 10281-1008

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL OPP(225.5677)

Custodian Bank
       Citibank, N.A.
       111 Wall Street
       New York, New York 10005

Independent Registered Public Accounting Firm
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer Brown LLP
       1675 Broadway
       New York, New York 10019

1234
PX740.1107

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Rochester National Municipals

Prospectus dated November 28, 2007

                          Oppenheimer Rochester National Municipals is a mutual
                          fund that seeks high current income exempt from
                          federal income taxes. It invests in high-yield
                          municipal securities.

                               This prospectus contains important information
                          about the Fund's investment objective, investment
                          policies, principal investment strategies and risks.
                          It also contains important information about how to
                          buy and sell shares of the Fund and other account
                          features.  Please read this prospectus carefully
                          before you invest and keep it for future reference
                          about your account.

As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved
the Fund's securities nor has it determined that
this prospectus is accurate or complete.  It is a
criminal offense to represent otherwise.

                                                         [OppenheimerFunds logo]

Contents
                  About The Fund
--------------------------------------------------------------------------------

                  The  Fund's  Investment  Objective  and  Principal  Investment
                  Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  About Your Account
_______________________________________________________________________________

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

--------------------------------------------------------------------------------
About the Fund
--------------------------------------------------------------------------------

The Fund's Investment Objective and Principal Investment Strategies
--------------------------------------------------------------------------------

What Is A Municipal Security?  Municipal securities are fixed-income  securities primarily issued by states,  cities,  counties and other  governmental  entities to finance the  development  of local  communities.  The interest  received from most  municipal  bonds is exempt from  federal,  state or local  income taxes in the municipalities where the bonds are issued.

--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities.

WHAT DOES THE FUND MAINLY INVEST IN?   To seek its investment objective, under
normal market conditions, the Fund attempts to invest 100% of its assets in municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal individual income tax, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in municipal securities.  This includes securities that generate income subject to the alternative minimum tax.  Up to
100% of the securities the Fund buys may be high-yield, lower-grade fixed income securities, commonly called "junk bonds." However, although under normal market conditions the Fund intends to invest approximately 50% to 70%
of its total assets in below investment grade securities, there are no specific maximum or minimum limits on the amount of the Fund's assets that can be invested in these types of securities.  Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. ("Moody's") or
lower than "BBB" by Standard & Poor's or comparable ratings by other nationally recognized statistical rating organizations (or, in the case of unrated securities, determined by the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), to be comparable to securities rated below investment grade).  See Appendix A to the Statement of Additional
Information, for a description of the Bond Ratings.

         The Fund does not limit its investments to securities of a particular maturity range, and may include municipal bonds (which are long term obligations), municipal notes (short term obligations), interests in municipal leases and tax-exempt commercial paper.  However, the Fund currently focuses on longer-term securities to seek higher yields.  The Fund can buy general obligation bonds as well as "private activity" municipal securities that pay income subject to alternative minimum taxation.  A substantial percentage of the municipal securities the Fund buys may be "callable," allowing the issuer of the securities to redeem them before their maturity date.  The Fund also uses certain derivative investments such as "inverse floaters" and variable rate obligations to try to increase income. The high yield, lower-grade fixed income securities the Fund buys may be less liquid than investment grade securities and the small issues that the Fund may buy tend to be less liquid than larger issues. These investments are more fully explained in "About the
Fund's Investments," below.

         Since the Fund may invest in lower rated securities without limit, the Fund's investments should be considered speculative.  Further, since market risks are inherent in all securities to varying degrees, there can be no assurance that the Fund's investment objective will be met.  See "Main
Risks of Investing in the Fund" below.

         o HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR
SELL?  In selecting securities for the Fund, the ortfolio managers currently look for high-yield, tax-exempt municipal securities using a variety of factors, which may change over time and may vary in particular cases.
Currently, the portfolio managers focus on:

o      Finding primarily lower-grade securities that offer high-income opportunities.
o      Buying a wide range of securities of different issuers for portfolio diversification to help spread credit risks.
o      Looking for unrated bonds that might provide high income and securities of smaller issuers that might be overlooked
                      by other investors and funds.
o      Special situations that provide opportunities for value.
o      Special situations of higher rated bonds that provide opportunities for above average income with limited volatility.
o      Buying issues across a wide range of municipal sectors, coupons, and revenue sources.

         The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed for individual investors who are seeking a high level of current income exempt from federal income taxes through investment in a fund that may invest without limit in lower-grade municipal debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund that invests in those debt securities, which also have special credit risks.  Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income.  The Fund does not seek capital gains or growth.  Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking to pursue capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by the Fund's investment manager,
Oppenheimerfunds, Inc., will cause the Fund to underperform other funds having a similar objective. The Fund's share prices and yields may change daily.

CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced.
Because the Fund can invest without limit in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

SPECIAL CREDIT RISKS OF LOWER-GRADE SECURITIES.  The Fund's credit risks are greater than those of funds that buy only investment-grade securities.
Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.  Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  These risks can reduce the Fund's share prices and the income it earns.

         While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities.  The market for lower-grade securities may be less liquid, especially during times of general economic distress, therefore making it harder for the Fund to sell them at an acceptable price.

INTEREST RATE RISK.  Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise.  When interest rates fall, the income the Fund earns on its investments, and the Fund's distributions to shareholders, may decline. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.  Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the callable instrument in other securities that have lower yields, reducing its income. The Fund currently focuses on longer-term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement
Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

o      Tobacco Settlement Revenue Bonds.  The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.
              Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement, reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ
              Reynolds, Brown & Williamson, and Lorillard). Subsequently, a
              number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and
              jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

         A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the
MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of
Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

o        "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii)
from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

TAXABILITY RISK--The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any
Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

On November 5, 2007, the U.S. Supreme Court (the "Court") heard arguments in its review of a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from
Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

A decision is expected in the first part of 2008. It is not possible to predict what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

     The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

     The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. Such a ruling would require Kentucky and such other states to treat income derived on in-state and out-of-state bonds equally - either exempting income derived from all out-of-state bonds from a state's income tax or taxing income derived from all municipal bonds. This might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

     The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

         o RISKS IN USING DERIVATIVE INVESTMENTS.  The Fund can use
derivatives to seek increased income or to try to hedge investment risks.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  "Inverse floaters" are examples of derivatives the Fund can use and are discussed further below.

         If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected them to perform.  If that happens, the Fund will get less income than expected or its share price could decline.
To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices.  Also, some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

         When the Fund invests in certain derivatives, for example, inverse floaters with "shortfall" agreements (as discussed below) and swaps, the Fund must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

INVERSE FLOATERS.  The Fund may invest up to 35% of its total assets (which includes the effects of leverage) in "inverse floaters" to seek greater income and total return. An inverse floater typically is a derivative instrument created by a trust that divides a fixed-rate municipal security into two securities: a short-term tax free floating rate security and a long-term tax free floating rate security (the inverse floater) that pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income.

Certain inverse floaters are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a broker-dealer (the sponsor). The sponsor sells the municipal security to a trust. The trust creates the inverse floater pursuant to an arrangement that enables the Fund to withdraw the underlying bond to collapse the inverse floater (upon the payment of the value of the short-term security and certain costs).
Additionally, the Fund purchases inverse floaters created by municipal issuers directly or by other parties depositing securities into a sponsored trust.

The Fund may also enter into "shortfall and forbearance" agreements with respect to inverse floaters. Under those agreements, on liquidation of the trust, the Fund is committed to pay the trust the difference between the liquidation value of the underlying municipal bond on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying municipal security. Although the Fund has the risk that it may be required to make such additional payment, these agreements may offer higher interest payments than a standard inverse floater.

The Fund's investments in inverse floaters may involve additional risks. The market value of inverse floaters can be more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Typically, inverse floaters tend to underperform fixed rate bonds in a rising long-term interest rate environment, but tend to outperform fixed rate bonds in a falling or stable long-term interest rate environment. Inverse floaters all entail some degree of leverage. An inverse floater that has a higher degree of leverage usually is more volatile with respect to its price and income than an inverse floater that has a lower degree of leverage. Some inverse floaters have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proved worthless.

Because of the accounting treatment for inverse floaters created by the Fund's transfer of a municipal bond to a trust, the Fund's financial statements will reflect these transactions as "secured borrowings," which affects the Fund's expense ratios, statements of income and assets and liabilities and causes the
Fund's Statement of Investments to include the underlying municipal bond.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         The value of the Fund's investments will change over time due to a number of factors.  They include changes in general bond market movements, changes in values of particular bonds because of events affecting the issuer, changes in interest rates that can affect bond prices overall and changes in perceptions about the high-yield market among investors.  Also, defaults by issuers of lower-grade securities could reduce the Fund's income and share prices.  These changes can affect the value of the Fund's investments and its prices per share.  In the OppenheimerFunds spectrum, the Fund is likely to be more volatile and has more risks than funds that focus on investing in investment grade bonds.

         An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index.  The after-tax returns for those classes will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart,  and if those  charges  and taxes were  included,  the returns may be less than those shown.

For  the  period  from  1/1/07  through  9/30/07,  the  cumulative  return  (not annualized) before taxes for Class A shares was -5.50%.

During the period shown in the bar chart,  the highest  return (not  annualized)
before  taxes for a  calendar  quarter  was  16.48%  (2nd Qtr 03) and the lowest return (not  annualized)  before  taxes for a calendar  quarter was -10.22% (1st
Qtr 03).

------------------------------------------------ --------------------- ----------------------- -----------------------
Average  Annual  Total  Returns for the periods

ended December 31, 2006                          1 Year                5 Years                 10 Years

------------------------------------------------ --------------------- ----------------------- -----------------------
------------------------------------------------ --------------------- ----------------------- -----------------------
Class A Shares (inception 10/1/93)

Return Before Taxes                              5.31%                 9.25%                   7.13%
Return After Taxes on Distributions              5.30%                 9.24%                   7.12%
Return After Taxes on Distributions and Sale
of Fund Shares                                   5.33%                 8.91%                   6.96%

------------------------------------------------ --------------------- ----------------------- -----------------------
------------------------------------------------ --------------------- ----------------------- -----------------------

------------------------------------------------ --------------------- ----------------------- -----------------------
------------------------------------------------ --------------------- ----------------------- -----------------------

Class B Shares (inception 10/1/93)               4.68%                 9.19%                   7.17%

------------------------------------------------ --------------------- ----------------------- -----------------------
------------------------------------------------ --------------------- ----------------------- -----------------------

Class C Shares (inception 8/29/95)               8.66%                 9.46%                   6.82%

------------------------------------------------ --------------------- ----------------------- -----------------------

Lehman Brothers Municipal Bond Index (reflects   4.84%                 5.53%                   5.76%
no deduction for fees, expenses or taxes)
The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-year); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B 10 Years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's shares is compared to the Lehman
Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market.  The index performance includes the reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2007.

----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
                                                  Class A Shares         Class B Shares          Class C Shares
------------------------------------------------- ---------------------- ----------------------- ---------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
Maximum Sales Charge (Load) on purchases (as a
% of offering price)                              4.75%                  None                    None
------------------------------------------------- ---------------------- ----------------------- ---------------------
------------------------------------------------- ---------------------- ----------------------- ---------------------
Maximum Deferred Sales Charge (Load) (as % of
the lower of the original offering price or       None(1)                5%(2)                   1%(3)
redemption proceeds)
------------------------------------------------- ---------------------- ----------------------- ---------------------

----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
----------------------------------------------------------------------------------------------------------------------
--------------------------------------------- ------------------------ ----------------------- -----------------------
                                              Class A Shares           Class B Shares          Class C Shares
--------------------------------------------- ------------------------ ----------------------- -----------------------
--------------------------------------------- ------------------------ ----------------------- -----------------------

Management Fees                               0.37%                    0.37%                   0.37%

--------------------------------------------- ------------------------ ----------------------- -----------------------
--------------------------------------------- ------------------------ ----------------------- -----------------------
Distribution and/or Service (12b-1) Fees      0.15%                    0.90%                   0.90%
--------------------------------------------- ------------------------ ----------------------- -----------------------
--------------------------------------------- ------------------------ ----------------------- -----------------------

Total Other Expenses                          0.95%                    0.98%                   0.96%

--------------------------------------------- ------------------------ ----------------------- -----------------------
--------------------------------------------- ------------------------ ----------------------- -----------------------

     Interest and Related Expenses from
     Inverse Floaters(4)                      0.84%                    0.84%                   0.84%

--------------------------------------------- ------------------------ ----------------------- -----------------------
--------------------------------------------- ------------------------ ----------------------- -----------------------

     Other Expenses                           0.11%                    0.14%                   0.12%

--------------------------------------------- ------------------------ ----------------------- -----------------------
--------------------------------------------- ------------------------ ----------------------- -----------------------

Total Annual Operating Expenses               1.47%                    2.25%                   2.23%

--------------------------------------------- ------------------------ ----------------------- -----------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, accounting and legal expenses that the Fund pays.  The
"Other Expenses" in the table are based on, among other things, the fees the
Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

1.   A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more.  See "How to Buy Shares" for details.
2.       Applies to redemptions in the first year after purchase.  The contingent deferred sales charge gradually declines from 5% to 1% during years one through six and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Interest and Related Expenses from Inverse Floaters include certain expenses and fees related to the Fund's investments in inverse floaters.
     Some of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. Those expenses affected the statement of the Fund's Total Other Expenses and
     Total Annual Operating Expenses in the table above and the Examples below.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are redeemed:                    1 year            3 years            5 years              10 years
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                              $619              $921              $1,245                $2,161

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                              $731             $1,011             $1,418                $2,230*

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                              $329              $705              $1,208                $2,593

-------------------------------------- ---------------- ------------------ ------------------ ------------------------

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
If shares are not redeemed:                1 year            3 years            5 years              10 years
-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class A Shares                              $619              $921              $1,245                $2,161

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class B Shares                              $231              $711              $1,218                $2,230*

-------------------------------------- ---------------- ------------------ ------------------ ------------------------
-------------------------------------- ---------------- ------------------ ------------------ ------------------------

Class C Shares                              $229              $705              $1,208                $2,593

-------------------------------------- ---------------- ------------------ ------------------ ------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.
* Class B expenses for years 7 through 10 are based on Class A expenses since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

         The Manager tries to reduce risks by carefully researching securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time.  The Fund's share prices and yields may change daily based on changes in the  prices or  interest rates of the securities in which the
Fund invests. Those securities prices or interest rates may vary in response to changes in interest rates generally, other market conditions or other economic or political events.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         o Municipal Securities. The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These debt obligations are issued by state governments, as well as their political subdivisions (such as cities, towns and counties), and their agencies and authorities.  The Fund can also buy securities issued by the District of Columbia, any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

         Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local government, financing specific projects or financing public facilities.  The Fund can buy both long-term and short-term municipal securities.  For purposes of this prospectus, long-term securities have a maturity of more than one year.  The
Fund generally focuses on longer-term securities to seek higher income.

         The Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.  Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

         o Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
"non-appropriation" clauses that provide that the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

         If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.  Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.  Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

         o Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate, such as the prime rate of a bank or the ninety-one (91) day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

         o Ratings of Municipal Securities the Fund Buys.  The Fund buys lower-grade, high-yield municipal securities to seek high current income.
There are no limits on the amount of the Fund's assets that can be invested in debt securities below investment grade. Securities that are rated below
"investment grade" are those rated below "Baa" by Moody's, or lower than "BBB"
by Standard &Poor's, or comparable ratings by other nationally recognized statistical rating organizations.  The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.
Rating categories are described in the Statement of Additional Information.  A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security.  However, the
Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

         The Manager may rely to some extent on credit ratings by nationally recognized statistical rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

         The Fund can invest a significant portion of its assets in unrated securities. If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization. Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price.

         o  Can the Fund's Investment Objective and Policies Change?  The
Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The
Fund's investment objective is a fundamental policy.  Other investment policies that are fundamental policies are listed in the Statement of Additional
Information.  An investment policy or technique is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund also can use the investment techniques and strategies described below.  The Manager might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risk.

o      Borrowing for Leverage.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings.  The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes.  The interest on borrowed money is an expense that might reduce the
Fund's yield.

         o "When-Issued" and "Delayed Delivery" Transactions.  The Fund may
purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

         o Puts and Stand-By Commitments.  The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities.  The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank.  However, this feature may result in a lower interest rate on the security.  The Fund acquires stand-by commitments or puts solely to seek to enhance portfolio liquidity.

         o Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to these limits. The
Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         o Hedging.  The Fund can buy and sell futures contracts, put and call options, or enter into interest rate or credit related or credit default swap agreements. These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.  The Fund currently does not use hedging instruments to a substantial degree and is not required to use them in seeking its objective.

         Hedging involves risks.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

         o Other Derivatives.       The Fund can invest in other derivative
securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

         Interest rate swaps are subject to credit risks and interest rate risks.  The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.

PORTFOLIO TURNOVER. A change in the securities held by the Fund is known as
"portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). In most cases, however, the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary investments that are inconsistent with the
Fund's principal investment strategies.  Generally, the Fund's defensive investments will be short-term municipal securities, but could be U.S.
government securities or highly-rated corporate debt securities.  The income from some temporary defensive investments might not be tax-exempt, and therefore to the extent the Fund invests in these securities, such investments might be inconsistent with the Fund's investment objective. Under normal market conditions, the Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made.  The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities Exchange Commission no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the Securities and Exchange Commission.
         Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $260 billion in assets as of September 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

         o Advisory Fees.  Under the Investment Advisory Agreement, the Fund
pays the Manager an advisory fee, calculated on the daily net assets of the
Fund, at an annual rate that declines on additional assets as the Fund grows:
0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess over $1 billion.  The Fund's advisory fee for the period ended July 31, 2007, was 0.37% of average annual net assets for each class of shares.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
Semi-Annual Report to shareholders for the six month period ended
January 31, 2007.

       Portfolio Managers.   The Fund's portfolio is managed by a team of
       portfolio managers, including Ronald H. Fielding, Daniel G. Loughran,
       Scott S. Cottier, Troy E. Willis, Marcus V. Franz, and Mark R. DeMitry,
       who are primarily responsible for the day-to-day management of the
       Fund's investments.

       Mr. Fielding has been a Senior Vice President of the Manager and
       Chairman of the Rochester Division of the Manager since January 1996.
       He has been a Vice President of the Fund since 1999.  Mr. Fielding is also Chief Strategist, Senior Portfolio Manager and a trader for the
       Fund and other Oppenheimer Funds. Mr. Fielding is a Portfolio Manager and officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. Loughran has been a Senior Vice President since September 2007. He had been a Vice President of the Manager since April 2001 and a Vice
       President of the Rochester division of the Manager (since January
       1996). He has been a Vice President of the Fund since 2001. Mr.
       Loughran is Team leader, a Senior Portfolio Manager, and a trader for the Fund and other Oppenheimer Funds. Mr. Loughran is a Portfolio
       Manager and officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. Cottier has been a Vice President of the Manager since 2002 and
       Vice President of the Fund since 2002. He was previously a Portfolio
       Manager and trader at Victory Capital Management (1999-2002). Mr.
       Cottier is a Senior Portfolio Manager and trader for the Fund and other
       Oppenheimer Funds. Mr. Cottier is an officer of 18 portfolios in the
       OppenheimerFunds complex.

       Mr. Willis has been an Assistant Vice President of the Manager since
       July 2005 and Associate Portfolio Manager with the Manager since 2003;
       He has been a Vice President of the Fund since 2003. Mr. Willis was previously a corporate attorney for Southern Resource Group
       (1999-2003).  Mr. Willis is a Portfolio Manager and officer of 18 portfolios in the OppenheimerFunds complex.

       Mr. DeMitry has been an Associate Portfolio Manager of the Manager since September 2006.  He was a research analyst of the Manager from
       June 2003 to September 2006 and a credit analyst of the Manager from
       July 2001 to May 2003. Mr. DeMitry is an Associate Portfolio Manager
       and a trader for the Fund and other Oppenheimer Funds. Mr. DeMitry is an Associate Portfolio Manager of 18 portfolios in the OppenheimerFunds complex.

       Mr. Franz has been an Associate Portfolio Manager of the Manager since
       September 2006.  He was a research analyst of the Manager since June
       2003. Mr. Franz is an Associate Portfolio Manager and a trader for the
       Fund and other Oppenheimer Funds. Mr. Franz is an Associate Portfolio
       Manager of 18 portfolios in the OppenheimerFunds complex.

       Additional information about the Fund's Portfolio Management
       Team, regarding compensation, other accounts managed and their ownership of Fund shares, is provided in the Statement of
       Additional Information.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor.  Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217.  If you do not list a dealer on the application,
         Class A shares are your only purchase option. The Distributor will
         act as your agent in buying Class A shares.   However, we recommend
         that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you.
         Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the
         Distributor may be paid for by Federal Funds wire. The minimum wire purchase is $2,500. Before sending a wire, call the Distributor's
         Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
         Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as
         $500.  The minimum subsequent investment is $50, except that for any type of account established under one of these plans prior to
         November 1, 2002, the minimum additional investment will remain $25.

o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at
         4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the
         Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the
         Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund.  Those may include events affecting specific issuers
         (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
         Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price.  For you to receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer.  If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
--------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
--------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduction in sales charges available for larger purchases of
         Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the
         Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on
         Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
         Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of
         Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing  for  the  Longer  Term.  If  you  are  investing  less  than
         $100,000 for the  longer-term  and do not expect to need access to your money for more than six years, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B and Class C shareholders.
         Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B and Class C
         shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class
         B and Class C asset-based sales charge described below and in the
         Statement of Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       -----------------------
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.50%                    4.71%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.50%                    3.63%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%                    2.56%                     2.25%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%                    2.04%                     1.80%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o        Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you
              are currently making (as shown in the table above), you
              can add the value of any Class A, Class B or, Class C
              shares of the Fund or other Oppenheimer funds that you
              or your spouse currently own, or are currently
              purchasing, to the value of your Class A share purchase.
              Your Class A shares of Oppenheimer Money Market Fund,
              Inc. or Oppenheimer Cash Reserves on which you have not
              paid a sales charge will not be counted for this
              purpose.  In totaling your holdings, you may count
              shares held in your individual accounts (including IRAs
              and 403(b) plans), your joint accounts with your spouse,
              or accounts you or your spouse hold as trustees or
              custodians on behalf of your children who are minors. A
              fiduciary can count all shares purchased for a trust,
              estate or other fiduciary account that has multiple
              accounts (including employee benefit plans for the same
              employer).  If you are buying shares directly from the
              Fund, you must inform the Distributor of your
              eligibility and holdings at the time of your purchase in
              order to qualify for the Right of Accumulation. If you
              are buying shares through your financial intermediary
              you must notify your intermediary of your eligibility
              for the Right of Accumulation at the time of your
              purchase.

              To count shares of eligible Oppenheimer funds held in
              accounts at other intermediaries under this Right of
              Accumulation, you may be requested to provide the
              Distributor or your current intermediary with a copy of
              all account statements showing your current holdings of
              the Fund or other eligible Oppenheimer funds, including
              statements for accounts held by you and your spouse or in
              retirement plans or trust or custodial accounts for minor
              children as described above. The Distributor or
              intermediary through which you are buying shares will
              calculate the value of your eligible Oppenheimer fund
              shares, based on the current offering price,  to determine which Class A sales charge rate you qualify for on your
              current purchase.

o        Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the
              Distributor.  A Letter of Intent is a written statement
              of your intention to purchase a specified value of Class
              A, Class B or Class C shares of the Fund or other
              Oppenheimer funds over a 13-month period. The total
              amount of your intended purchases of Class A, Class B
              and Class C shares will determine the reduced sales
              charge rate that will apply to your Class A share
              purchases of the Fund during that period. Purchases made
              up to 90 days before the date that you submit a Letter
              of Intent will be included in that determination.   Your
              Class A shares of Oppenheimer Money Market Fund, Inc. or
              Oppenheimer Cash Reserves on which you have not paid a
              sales charge will not be counted for this purpose.
              Submitting a Letter of Intent does not obligate you to
              purchase the specified amount of shares.  You may also
              be able to apply the Right of Accumulation to these
              purchases.

              If you do not complete the purchases outlined in the
              Letter of Intent, the front-end sales charge you paid on
              your purchases will be recalculated to reflect the
              actual value of shares you purchased.  A certain portion
              of your shares will be held in escrow by the Fund's
              Transfer Agent for this purpose.  Please refer to "How
              to Buy Shares - Letters of Intent" in the Fund's
              Statement of Additional Information for more complete
              information.

OTHER SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  The Fund and
the Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o        Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be
              reinvested in shares of the Fund, or any of the other
              Oppenheimer funds into which shares of the Fund may be
              exchanged, without a sales charge, at the net asset
              value per share in effect on the payable date. You must
              notify the Transfer Agent in writing to elect this
              option and must have an existing account in the fund
              selected for reinvestment.

o        Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value
              per share at the time of exchange, without sales charge,
              and shares of the Fund can be purchased by exchange of
              shares of certain other Oppenheimer funds on the same
              basis. Please refer to "How to Exchange Shares" in this
              prospectus and in the Statement of Additional
              Information for more details, including a discussion of
              circumstances in which sales charges may apply on
              exchanges.

o        Reinvestment Privilege.  Within six months of a redemption of certain
              Class A and Class B shares, the proceeds may be
              reinvested in Class A shares of the Fund, or any of the
              other Oppenheimer funds into which shares of the Fund
              may be exchanged, without a sales charge. This privilege
              applies to redemptions of Class A shares that were
              subject to an initial sales charge or Class A or Class B
              shares that were subject to a contingent deferred sales
              charge when redeemed. The investor must ask the Transfer
              Agent or his or her financial intermediary for that
              privilege at the time of reinvestment and must identify
              the account from which the redemption was made.

o        Other Special Reductions and Waivers. The Fund and the Distributor
              offer additional arrangements to reduce or eliminate
              front-end sales charges or to waive contingent deferred
              sales charges for certain types of transactions and for
              certain categories of investors.  These are described in
              greater detail in Appendix B to the Statement of Additional
              Information. The Fund's Statement of Additional Information
              may be ordered by calling 1.800.225.5677 or may be accessed through the OppenheimerFunds website, at
              www.oppenheimerfunds.com (under the heading "I Want To,"
              follow the hyperlink  "Access Fund Documents" and click on
              the icon in the column "SAI" next to the Fund's name).   A
              description of these waivers and special sales charge
              arrangements is also available for viewing on the
              OppenheimerFunds website (under the heading "Fund
              Information," click on the hyperlink "Sales Charge
              Waivers").   To receive a waiver or special sales charge
              rate under these programs, the purchaser must notify the
              Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the Transfer Agent at the time of redeeming shares
              for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 0.75%
contingent deferred sales charge if they are redeemed within an 18 month
"holding period" measured from the beginning of the calendar month of their purchase.  That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the amount of the concessions the Distributor paid on your purchases of the Fund's Class A shares.

The Distributor pays a concession from its own resources on certain purchases of Class A shares of one or more of the Oppenheimer funds that, in the aggregate, total $1 million or more. As of October 22, 2007, if purchases of the Fund's Class A shares are included in any such purchase, the Distributor will pay the concession on those Fund shares at the rate of 0.75% of their net asset value. A concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

Letters of Intent submitted prior to October 22, 2007 will be subject to the contingent deferred sales charge that was in effect at the time the Letter of
Intent was submitted and the Distributor will pay the concession that was applicable to those shares at the time. Unless otherwise agreed to by the
Distributor, the terms of any Letter of Intent submitted prior to October 22,
2007 will continue until its completion.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- ---------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in That
was Accepted                                                Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- ---------------------------------------------------------
In the  table,  a "year"  is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all  purchases are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class
C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund.  The
         Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
         adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing
         Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
         0.75% per year on Class B shares and on Class C shares.  The
         Distributor also receives a service fee of up to 0.15% per year under each plan.  However, the Board of Trustees can increase that fee to
         0.25% of average annual net assets without shareholder approval.
         Shareholders will be notified of any such change.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.15% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
         Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 0.90% of the purchase price. The
         Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

         Under certain circumstances, the Distributor may pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority (FINRA), formerly known as the
NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone
         (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
 After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check.
     o   The redemption check is not payable to all shareholders listed on the account statement.
     o   The redemption check is not sent to the address of record on your account statement.
     o   Shares are being transferred to a Fund account with a different owner or name.
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is
         $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the
         Transfer Agent at 1.800.225.5677.

CHECKWRITING To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call
1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.

o        All checks must be written for at least $500. Checks will not be accepted if they are written for less than $500, including existing checks that indicate a $100 minimum.

o        Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,
     o   The Fund's name,
     o   Your Fund account number (from your account statement),
     o   The dollar amount or number of shares to be redeemed,
     o   Any special payment instructions,
     o   Any share certificates for the shares you are selling,
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677.

   Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption.
         You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

         A contingent  deferred  sales charge will be based on the lesser of the net  asset  value  of the  redeemed  shares  at the  time of  redemption  or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your  account  value  represented  by an  increase in net asset value over the initial purchase price,
o        shares  purchased by the  reinvestment  of  dividends or capital  gains distributions, or

o        shares  redeemed in the special  circumstances  described in Appendix B to the Statement of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you acquire Class B or Class C shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund. If you exchange Class A shares subject to a contingent deferred sales charge of another Oppenheimer fund for Class A shares of this Fund, the 24 month contingent deferred sales charge holding period applicable to Class A shares of this Fund will apply. If you exchange Class A shares subject to a contingent deferred sales charge holding period of this Fund for Class A shares of another Oppenheimer fund, the holding period of the other
Oppenheimer fund will normally apply.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class A shares of the Fund only for Class A shares of another fund.  To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected funds must offer the exchange privilege.
     o   When you establish an account you must hold the shares you buy for at least seven days before you can exchange them. After the account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange
         instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.

         You can find a list of Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

         A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another
Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

         There are a number of other special  conditions  and  limitations  that apply to certain types of exchanges.  These  conditions  and  circumstances  are described  in detail in the "How to Exchange  Shares"  section in the  Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at
         www.oppenheimerfunds.com.  You must have obtained a user I.D. and password to make transactions on that website.  Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can  authorize  the Transfer  Agent to
         exchange  a  pre-determined   amount  of  shares   automatically  on  a
         monthly, quarterly, semi-annual or annual basis.

Please  refer  to  "How to  Exchange  Shares"  in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m.
         Eastern time but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer
         Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer
         Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o         Exchanges of Client Accounts by Financial Advisers.  The Fund and
         the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial
         intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o        Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another
              eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be
              "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example)
              would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments/B Share Conversions.  Reinvestment of
              dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above.
              Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and
              agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the
              parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
              Oppenheimer "funds-of-funds" that entail rebalancing of
              investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are
              established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
         Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The
         Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
         Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer
         Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
         Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the
         Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified
         Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
         Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The
         consolidation of these mailings, called householding, benefits the
         Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the
         Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly.  Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

          The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on
Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A.  The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and  distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
         Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES.  Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.
The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at www.oppenheimerfunds.com. Under the heading "I Want To," click on the link "Access the Tax Center" and under the drop down menu for "Tax
Preparation Information," click the link "Municipal Income/Tax Preference
Percentage Tables."  You'll find a link to the Oppenheimer Municipal Fund AMT
Tax Percentages at the end of that Page. This amount will vary from year to year.

         Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the
Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

       Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

       It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.
Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

       The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.
         If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's
financial performance for the past five fiscal years.   Certain information
reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.47      $    12.69      $    11.13     $  10.64       $  11.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .67 1           .69 1           .78 1        .85            .92
Net realized and unrealized gain (loss)                          (.03)           (.24)           1.59          .50           (.67)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .64             .45            2.37         1.35            .25
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.68)           (.67)           (.81)        (.86)          (.89)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.43      $    12.47      $    12.69     $  11.13       $  10.64
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               5.16%           3.79%          21.97%       12.78%          2.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $5,886,284      $3,439,135      $2,309,856     $731,565       $306,857
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $4,813,462      $2,721,861      $1,366,113     $506,440       $252,496
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            5.23%           5.60%           6.46%        7.54%          8.44%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       0.63%           0.67%           0.69%        0.80%          1.04%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   1.47% 5         1.48%           1.08% 5      1.17% 5,6      1.55% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.50      $    12.72      $    11.15     $  10.66       $  11.30
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .57 1           .60 1           .70 1        .77            .83
Net realized and unrealized gain (loss)                          (.02)           (.24)           1.59          .49           (.66)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .55             .36            2.29         1.26            .17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.59)           (.58)           (.72)        (.77)          (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.46      $    12.50      $    12.72     $  11.15       $  10.66
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               4.34%           2.97%          21.09%       11.89%          1.57%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  586,763      $  558,386      $  528,192     $308,778       $188,645
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  587,412      $  533,869      $  410,031     $256,425       $141,819
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            4.49%           4.84%           5.80%        6.80%          7.67%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       1.41%           1.46%           1.48%        1.56%          1.81%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   2.25% 5         2.27%           1.87% 5      1.93% 5,6      2.32% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.45      $    12.67      $    11.11     $  10.63       $  11.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .57 1           .60 1           .68 1        .76            .83
Net realized and unrealized gain (loss)                          (.02)           (.24)           1.60          .49           (.66)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .55             .36            2.28         1.25            .17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.59)           (.58)           (.72)        (.77)          (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.41      $    12.45      $    12.67     $  11.11       $  10.63
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               4.38%           3.01%          21.08%       11.83%          1.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $2,125,327      $1,299,995        $868,108     $265,340       $111,710
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,756,797      $1,050,344        $488,562     $193,845       $ 85,483
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            4.47%           4.83%           5.68%        6.76%          7.68%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       1.39%           1.44%           1.46%        1.56%          1.80%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   2.23% 5         2.25%           1.85% 5      1.93% 5,6      2.31% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer Rochester National Municipals
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP(225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website.  You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange
Commission at 1.202.551.8090.  Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's
Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange
Commission's e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C.
20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo]    OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5867

PR0795.001.1107
Printed on recycled paper

                           Appendix to Prospectus of
                   Oppenheimer Rochester National Municipals

         Graphic material included in the prospectus of Oppenheimer Rochester
National Municipals: "Annual Total Returns (Class A) (as of December 31 each year)":

         A bar chart will be included in the prospectus of Oppenheimer
Rochester National Municipals (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart:

Calendar                                         Oppenheimer Rochester
Year                                             National Municipals
Ended                                            Class A Shares

12/31/97                                                9.13%
12/31/98                                                5.95%
12/31/99                                               -5.08%
12/31/00                                               10.83%
12/31/01                                                5.23%
12/31/02                                                5.78%
12/31/03                                               14.93%
12/31/04                                               10.56%
12/31/05                                                9.96%
12/31/06                                               10.56%

--------------------------------------------------------------------------------
Oppenheimer Rochester National Municipals
--------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 28, 2007

         This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2007.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                            Page

About the Fund

Additional Information About the Fund's Investment Policies and Risks...........
       The Fund's Investment Policies...........................................
       Municipal Securities.....................................................
       Other Investment Techniques and Strategies...............................
       Other Investment Restrictions............................................
       Disclosure of Portfolio Holdings

How the Fund is Managed.........................................................
       Organization and History.................................................
       Board of Trustees and Oversight Committees...............................
       Trustees and Officers of the Fund........................................
       The Manager .............................................................
Brokerage Policies of the Fund..................................................
Distribution and Service Plans..................................................
Payments to Fund Intermediaries.................................................
Performance of the Fund.........................................................

About Your Account
How To Buy Shares...............................................................
How To Sell Shares..............................................................
How to Exchange Shares..........................................................
Dividends, Capital Gains and Taxes..............................................
Additional Information About the Fund...........................................
Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.........................
Financial Statements ...........................................................

Appendix A: Municipal Bond Ratings...........................................A-1
Appendix B: Special Sales Charge Arrangements and Waivers....................B-1

--------------------------------------------------------------------------------
ABOUT THE FUND
--------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information contains supplemental information about those policies and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Fund does not make investments with the objective of seeking capital growth because that would be inconsistent with its goal of seeking tax-exempt income.  However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.
Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

         However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security.  In that case, the Fund could realize a capital gain or loss on the sale.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue.  These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Mainly Invest
In?" and "About the Fund's Investments."  Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

         o Municipal Bonds.  The Fund has classified municipal securities having a maturity (when the security is issued) of more than one year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "private activity"
bonds).  They may have fixed, variable or floating rates of interest or may be
"zero-coupon" bonds, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date.  To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is five to ten years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

                  o General Obligation Bonds.  The basic security behind
general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

                  o Revenue Bonds.  The principal security for a revenue
bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement ("MSA").
Revenue bonds are issued to finance a wide variety of capital projects.
Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and
hospitals.

                  Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue
Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) organizations.

         Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or
(ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

         Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under
Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A "substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

         Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

         Interest  on  certain   qualified   private   activity  bonds  that  is
tax-exempt may  nonetheless  be treated as a tax preference  item subject to the alternative  minimum  tax to  which  certain  taxpayers  are  subject.  If  such qualified  private  activity bonds are held by the Fund, a  proportionate  share of the  exempt-interest  dividends  paid by the Fund will  constitute an item of tax preference to such shareholders.

         o Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes.  Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the Fund can invest in are described below.

                  o  Tax Anticipation Notes.  These are issued to finance
working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

                  o  Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

                  o  Bond Anticipation Notes.  Bond anticipation notes are
issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

                  o  Construction Loan Notes.  These are sold to provide
project construction financing until permanent financing can be secured.
After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing
Administration.

                  o  Tax-Exempt Commercial Paper. This type of short-term
obligation (usually having a maturity of 270 days or less), is issued by a municipality to meet current working capital needs.

         o  Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

                  Some municipal lease securities may be deemed to be
"illiquid" securities.  Their purchase by the Fund would be limited as described below in "Illiquid Securities."  The Manager may determine that certain municipal lease obligations are liquid under specific guidelines.
Those guidelines require the Manager to evaluate:

         o the frequency of trades and price quotations for such securities;
         o the number of dealers or other potential buyers willing to purchase or sell such securities;
         o the availability of market-makers; and
         o the nature of the trades for such securities.

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO RELATED BONDS.  The Funds may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the MSA described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The
MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown &
Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

         A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

         Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the
MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

         The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco
Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

         These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Funds consider the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

         Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

         To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states' MSA-related legislation. In these two cases, certain decisions by the U.S. Court of
Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and Commerce
Clause doctrines as applied to the MSA and the states' MSA-related legislation. That Court's interpretation appears to conflict with interpretations by other courts, which have rejected challenges to the MSA and the states' MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds. The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the
U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the
U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states'
MSA-related legislation.

         Grand River and Freedom Holdings.   Both cases are pending in the
U.S. District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the
U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

         The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10, 2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce Clause of the U.S.
Constitution and (3) an injunction permanently enjoining the enforcement of
New York's MSA-related legislation.

         To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the
MSA and/or result in the complete loss of the Fund's outstanding investment.

         A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the
Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the
Fifth Circuit vacated the district court's dismissal of the plaintiffs'
complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California,
Louisiana, Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states'
MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

         Litigation Seeking Monetary Relief from Tobacco Industry
Participants. The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as "secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

         The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

         The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.  In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact (and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

         o Credit Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard &
Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P")
and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.
However, their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

         Lower grade securities (often referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable price.  The additional risks mean that the
Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. While securities rated "Baa" by Moody's or "BBB" by
S&P are investment grade, they may be subject to special risks and have some speculative characteristics.

         After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's, S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

         A List of the rating categories of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this Statement of
Additional Information.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.  The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Taxability Risk.  The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

         o Floating Rate and Variable Rate Obligations.  Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

         The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one (1) year.
Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

         The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than thirty days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

o      Inverse Floaters. The Fund invests in "inverse floaters" which are derivative instruments that pay interest at rates that move in the opposite direction of yields on short-term securities. As short-term interest rates rise, the interest rate on inverse floaters falls and they produce less current income. As short-term interest rates fall, the interest rates on the inverse floaters increase and they pay more current income. Their market value can be more volatile than that of a conventional fixed-rate security having similar credit quality, redemption provisions and maturity. The Fund can invest up to 35% of its total assets (which includes the effects of leverage)
in inverse floaters.

        Currently, most of the inverse floaters the Fund buys are created when the Fund purchases a fixed-rate municipal security and subsequently transfers it to a trust created by a broker-dealer. The trust divides the fixed-rate security into two floating rate securities: (i) a short-term tax-free floating rate security paying interest at rates that usually reset daily or weekly, typically with the option to be tendered for par value on each reset date, and
(ii) a residual interest (the "inverse floater") that is a long-term tax-free floating rate security, sometimes also referred to as a "residual interest certificate." The inverse floater pays interest at rates that move in the opposite direction of the yield on the short-term floating rate security. The terms of the inverse floaters in which the Fund invests grant the Fund the right to  require a tender of the short-term floating rate securities, upon payment of the principal amount due to the holders of the short-term floating rate notes issued by the trust and certain other fees. The Fund may then require the trust to exchange the underlying fixed-rate security for the short-term floating rate security and the inverse floater that the Fund owns.

        The Fund may also purchase inverse floaters created when another party transfers a fixed-rate municipal security to a trust. The trust then issues short-term floating rate notes to third parties and sells the inverse floater to the Fund. Under some circumstances, the Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions.

        Additionally, the Fund may be able to purchase inverse floaters created by municipal issuers directly. To provide investment leverage, a municipal issuer might issue two variable rate obligations instead of a single long-term, fixed-rate security. For example, the interest rate on one obligation reflecting short-term interest rates and the interest rate on the other instrument, the inverse floater, reflecting the approximate rate the issuer would have paid on a fixed-rate security, multiplied by a factor of two, minus the rate paid on the short-term instrument.

         Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains positively sloped, and short-term rates remain low relative to long-term rates, owners of inverse floaters will have the opportunity to earn interest at above-market rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term security having similar credit quality, redemption provisions and maturity.

         Some inverse floaters have a feature known as an interest rate "cap"
as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

         The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under such an agreement, on liquidation of the trust, the Fund would be committed to pay the trust the difference between the liquidation value of the underlying security on which the inverse floater is based and the principal amount payable to the holders of the short-term floating rate security that is based on the same underlying security. The Fund would not be required to make such a payment under the standard terms of a more typical inverse floater. Although entering into a
"shortfall and forbearance" agreement would expose the Fund to the risk that it may be required to make the payment described above, the Fund may receive higher interest payments than under a typical inverse floater.

         An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security.

         Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.

         o "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

         When the Fund engages in when-issued and delayed delivery
transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

         When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

         o  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         o Puts and Standby Commitments.  The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

         When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put
(at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

         A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

         o Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Manager from time to time.

         The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

         Repurchase agreements, considered "loans" under the Investment
Company Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

         The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         o Illiquid Securities and Restricted Securities. The Fund has
percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.
 The Fund may also acquire restricted securities that have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         o Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds.  Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

         In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the Fund.
These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

          o Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral.  Either type of interest may be shared with the borrower.  The
Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

Other Derivative Investments. The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.  However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

         o Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons.  To do so the Fund could:

         o sell interest rate futures or municipal bond index futures,
         o buy puts on such futures or securities, or
         o write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

         The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

         The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

         o buy interest rate futures or municipal bond index futures, or
         o buy calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under applicable regulations governing the Fund.

         o Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

         A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.  The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

         No money is paid or received by the Fund on the purchase or sale of a futures contract.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's Custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the
Fund on the future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

         The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S.
Treasury Bonds on a duration-adjusted basis.

         Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).  For example, if a bond has an effective duration of three (3)
years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

         o Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

         o  Writing Covered Call Options.  The Fund can write (that is, sell) call options.  The Fund's call writing is subject to a number of restrictions:
(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of
              The NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.
(3)      Each call the Fund writes must be "covered" while it is outstanding.
              That means the Fund must own the investment on which the call was written.

         When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is unlikely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

         The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

         The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

                  o  Purchasing Puts and Calls.  The Fund may buy calls only on securities that relate to securities the Fund owns, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the
Fund's put and call options to exceed 5% of its total assets.

         When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if the call is sold at a profit or the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date.  In that case the
Fund will lose its premium payment and the right to purchase the underlying investment.

         Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment.  Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

         The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

         When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.  Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

         o Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.  The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities may affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the
Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash
(that is, market) prices of the Fund's securities.  It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.  However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.  All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

         The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

         An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

         o Interest Rate Swap Transactions. In an interest rate swap, the
Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund may not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

         Swap agreements entail both interest rate risk and credit risk.
There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         o Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this Statement of Additional
Information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

         o Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Active and frequent trading increases the rate of portfolio turnover and could increase the Fund's transaction costs.  However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

         The Fund ordinarily does not trade securities to achieve capital gains, because such gains would not be tax-exempt income.  To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The
Fund's annual portfolio turnover rate normally is not expected to exceed 100%.
The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

         o Temporary Defensive and Interim Investments. The securities the
Fund can invest in for temporary defensive purposes include the following:

                  o  short-term municipal securities;
                  o obligations issued or guaranteed by the U.S. Government
              or its agencies or instrumentalities;
                  o corporate debt securities rated within the three
              highest grades by a nationally recognized rating agency;
                  o commercial paper rated "A-1" by S&P, or a comparable
              rating by another nationally recognized rating agency; and
                  o certificates of deposit of domestic banks with assets
              of $1 billion or more.

         o Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of paying exempt-interest dividends to its shareholders.
Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities it would buy for temporary defensive purposes.

At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, a Fund may determine or be required to accept equity securities form the issuer in exchange for all or a portion of the
Fund's holdings in the municipal security. Although the Manager will attempt to sell the equity security as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such securities in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities in its portfolio for limited period of time in order to liquidate the equity securities in a manner that maximizes their value to the
Fund.

Other Investment Restrictions

         o What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
         o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The Fund's
Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of
Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         o Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

         o The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to municipal securities in general, to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to securities issued by investment companies.

         o The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
         o The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         o The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
         o The Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         o The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

         o The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         o Does the Fund Have Other Restrictions that are Not Fundamental
Policies?

         The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the
Board of Trustees, without obtaining shareholder approval, except that with respect to the first policy stated below, the Board of Trustees would not permit this policy to be changed to permit investments in physical commodities or commodity contracts without the vote of a majority of the Fund's outstanding voting securities.

         o The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this Statement of Additional Information.

         o The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

         o The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

         o The Fund cannot purchase securities other than hedging
instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

o      The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policy on borrowing and hedging instruments is permitted.

         o The Fund cannot sell securities short.

         o  The Fund cannot invest in other investment companies except to the extent permitted by the Act. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment adviser or sub-adviser. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as the Fund. The Fund's policy not to concentrate its investments, as described above, also would permit the Fund to adopt a "master-feeder"
structure. Under that structure, the Fund would be a "feeder" fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure.
The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this Statement of Additional Information would be revised accordingly.

Diversification.   The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above.

         The Fund limits its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the
Internal Revenue Code.  If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders.  To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources).  Second, with respect to 50% of the market value of its total assets, (1) not more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

         The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.  Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the
Funds' industry concentration policies, STA Bonds are considered to be
"municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds,
STA Bonds are not within any industry and are not subject to the Funds'
industry concentration policies.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o        Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in the semi-annual and annual
                  reports to shareholders, or in the Statements of Investments on Form N-Q. Those documents are publicly available at the
                  SEC.  In addition, the top 20 month-end holdings may be
                  posted on the OppenheimerFunds' website at
                  www.oppenheimerfunds.com (select the Fund's name under the
                  "view Fund Information for:" menu) with a 15-day lag. The
                  Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and
                  its shareholders.  Other general information about the
                  Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

               Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
      Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the
      Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the
      Manager and its subsidiaries pursuant to agreements approved by the
      Fund's Board shall not be deemed to be "compensation" or "consideration"
      for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 20 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of
                  Fund portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's
                  Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Fund's Manager, Distributor and Transfer Agent who
                  need to have access to such information (as determined by
                  senior officers of such entity),
o        The Fund's independent registered public accounting firm,
o        Members of the Fund's Board and the Board's legal counsel,
o        The Fund's custodian bank,
o        A proxy voting service designated by the Fund and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o        Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
      15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
      Manager in connection with portfolio trading, and (2) by the members of the Manager's Securities Valuation Group and Accounting Departments in
      connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions
                  (purchases and sales)

o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the fund are not priced by the fund's
                  regular pricing services)

o        Dealers to obtain price quotations where the Fund is not identified as the owner.

      Portfolio holdings information (which may include information on the
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
      Manager, Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,

o        Response to regulatory requests for information (the SEC, FINRA, state securities regulators, and/or foreign securities
                  authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),

o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality
                  agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

               Portfolio  managers and analysts  may,  subject to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
      Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
      Distributor, and Transfer Agent shall oversee the compliance by the
      Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
      Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                           Fortis Securities                     Pacific Crest Securities
ABN AMRO                                 Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

     How the Fund Is Managed

     Organization  and  History.  The Fund is a series  Oppenheimer  Multi-State
Municipal Trust (the "Trust), is an open-end,  diversified management investment company with an unlimited  number of authorized  shares of beneficial  interest.
The Fund was organized as a  Massachusetts  business trust in 1989. In 1993, the
Trust was reorganized as a multi-series  business trust (now called  Oppenheimer
Multi-State  Municipal Trust).  The Fund (formerly known as Oppenheimer  Florida
Municipal  Fund)  was  added as a  separate  series  of the  Trust  in 1993.  In
September   2001,  the  Fund  was  renamed   "Oppenheimer   Rochester   National
Municipals".  Each of the  three  series of the  Trust is a  separate  fund that issues its own shares, has its own investment portfolio,  and has its own assets and liabilities.

     o Classes of Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     The Fund currently has three classes of shares:  Class A, Class B and Class
C. All classes invest in the same investment portfolio. Each class of shares:

     o has its own dividends and distributions,

     o pays certain expenses which may be different for the different classes,

     o will generally have a different net asset value,

     o will generally have separate  voting rights on matters in which interests of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to a vote of  shareholders.  Each  share  of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

     o Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

     o  Shareholder  and  Trustee  Liability.  The Fund's  Declaration  of Trust
contains an express  disclaimer  of  shareholder  or Trustee  liability  for the
Fund's  obligations.  It also provides for  indemnification and reimbursement of expenses out of the Fund's property for any shareholder  held personally  liable for its obligations. The Declaration of Trust also states that upon request, the
Fund shall  assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Fund and shall  satisfy  any  judgment on that claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

     Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders under  Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

     The Board of Trustees has an Audit Committee,  a Regulatory & Oversight
Committee,  and a Governance  Committee.  Each committee is comprised  solely of
Trustees who are not "interested  persons" under the Investment Company Act (the
"Independent Trustees").  The members of the Audit Committee are David K. Downes
(Chairman),  Phillip A.  Griffiths,  Mary F. Miller,  Russell S. Reynolds,  Jr.,
Joseph M. Wikler and Peter I. Wold. The Audit  Committee held 5 meetings  during the Fund's fiscal year ended July 31, 2007.  The Audit  Committee  furnishes the
Board with  recommendations  regarding the  selection of the Fund's  independent registered  public  accounting  firm  (also  referred  to  as  the  "independent
Auditors").  Other main functions of the Audit  Committee  outlined in the Audit
Committee Charter,  include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports  from the Fund's  independent  Auditors  regarding  the Fund's  internal accounting  procedures and controls;  (iii) reviewing reports from the Manager's
Internal Audit  Department;  (iv)  maintaining a separate line of  communication between  the Fund's  independent  Auditors  and the  Independent  Trustees;  (v)
reviewing  the  independence  of  the  Fund's  independent  Auditors;  and  (vi)
pre-approving  the  provision of any audit or  non-audit  services by the Fund's independent Auditors, including tax services, that are not prohibited by the
Manager.

     The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman),  David K. Downes,  Matthew P. Fink,  Phillip A.  Griffiths,  Joel W.
Motley and Joseph M. Wikler.  The Regulatory  &  Oversight  Committee held 6 meetings during the Fund's fiscal year ended July 31, 2007. The Regulatory &
Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements,  including the Investment  Advisory and  Distribution  Agreements,
transfer agency and shareholder  service agreements and custodian  agreements as well as the  policies  and  procedures  adopted  by the Fund to comply  with the
Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committee's Charter.

     The members of the  Governance  Committee  are Joel W.  Motley  (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller,  Russell S. Reynolds,  Jr. and
Peter I. Wold. The Governance Committee held 7 meetings during the Fund's fiscal year ended July 31, 2007. The Governance Committee reviews the Fund's governance
guidelines,   the  adequacy  of  the  Fund's  Codes  of  Ethics,   and  develops
qualification  criteria for Board members  consistent with the Fund's governance guidelines,  provides  the  Board  with  recommendations  for  voting  portfolio securities  held by the Fund, and monitors the Fund's proxy voting,  among other duties set forth in the Governance Committee's Charter.

     The  Governance  Committee's  functions  also  include  the  selection  and nomination  of  Trustees,  including  Independent  Trustees  for  election.  The
Governance  Committee may, but need not, consider the advice and  recommendation of the Manager and its affiliates in selecting  nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

     To date,  the  Governance  Committee has been able to identify from its own resources  an ample  number  of  qualified  candidates.  Nonetheless,  under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance  Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance  Committee will consider  nominees  recommended by Independent  Board members or  recommended  by any other Board  members,  including  Board  members affiliated  with the Fund's  Manager.  The Governance  Committee may, upon Board approval,  retain an  executive  search  firm to assist in  screening  potential candidates.  Upon Board  approval,  the  Governance  Committee  may also use the services of legal,  financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing  their  submission to the offices of OppenheimerFunds,  Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008,  to the attention of the Board of Trustees of Oppenheimer Rochester National Municipals, c/o the Secretary of the Fund.

     Submissions should, at a minimum, be accompanied by the following:  (1) the name, address, and business,  educational,  and/or other pertinent background of the person being recommended;  (2) a statement  concerning whether the person is an "interested  person" as defined in the Investment  Company Act; (3) any other information  that the Fund would be  required  to  include in a proxy  statement concerning the person if he or she was  nominated;  and (4) the name and address
of  the  person  submitting  the  recommendation   and,  if  that  person  is  a
shareholder,  the period for which that  person held Fund  shares.  Shareholders should note that a person who owns  securities  issued by  Massachusetts  Mutual
Life  Insurance  Company (the parent  company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other
relationships   with   Massachusetts   Mutual  Life  Insurance  Company  or  its
subsidiaries,  with registered broker-dealers,  or with the Fund's outside legal counsel may cause a person to be deemed an "interested person."

     The Governance Committee has not established  specific  qualifications that it believes must be met by a trustee nominee.  In evaluating  trustee  nominees,
the  Governance  Committee  considers,   among  other  things,  an  individual's
background,  skills,  and  experience;  whether the individual is an "interested person" as defined in the  Investment  Company Act;  and whether the  individual would be deemed an "audit  committee  financial  expert"  within the  meaning of applicable  SEC rules.  The  Governance  Committee  also  considers  whether the individual's background,  skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no  differences in the manner in which the  Governance  Committee  evaluates nominees  for  trustees  based  on  whether  the  nominee  is  recommended  by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective  and skills  necessary  to  effectively  advance  the  interests  of shareholders.

     Trustees  and  Officers  of the Fund.  Except for Mr.  Murphy,  each of the
Trustees is an  Independent  Trustee.  All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Multi-State Municipal                               Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals                        Oppenheimer Portfolio Series
Oppenheimer Balanced Fund                                       Oppenheimer Real Estate Fund
Oppenheimer Baring China Fund                                   Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring Japan Fund                                   Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Baring SMA International Fund                       Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer California Municipal Fund                           Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Capital Appreciation Fund                           Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Developing Markets Fund                             Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Discovery Fund                                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Dividend Growth Fund                                Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Emerging Growth Fund                                Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund                                     Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                                         Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund                           Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund                                   Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                        Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified Fund                      Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund                           Oppenheimer Transition 2030 Fund
Oppenheimer International Small Company Fund                    OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Value Fund                            OFI Tremont Market Neutral Hedge Fund
Oppenheimer Institutional Money Market Fund                     Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Limited Term California Municipal Fund              Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Money Market Fund, Inc.                             Oppenheimer U.S. Government Trust

         In addition to being a Board member of each of the Board I Funds,
Messrs. Downes, Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer Funds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

         Messrs. Fielding, Cottier, Loughran, Willis, Stein, Gillespie,
Murphy, Petersen, Sziliagyi, Vandehey, Wixted, and Zack, and Mss. Bloomberg
and Ives, who are officers of the Fund respectively hold the same offices with one or more of the other Board I Funds.  As of November 5, 2007, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent
Trustees (nor any of their immediate family members) own securities of either the Manager or Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the
Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term or until his or her resignation, retirement, death or removal.

                                                         Independent Trustees
     Name, Position(s)      Principal Occupation(s) During the Past 5 Years;                 Dollar Range of    Aggregate Dollar
     Held with the Fund,    Other Trusteeships/Directorships Held;                               Shares          Range Of Shares
     Length of Service,     Number of Portfolios in the Fund Complex                          Beneficially     Beneficially Owned
     Age                    Currently Overseen                                                  Owned in       in Supervised Funds
                                                                                                the Fund
                                                                                                   As of December 31, 2006
     Brian F. Wruble,       General Partner of Odyssey Partners, L.P. (hedge fund) (since   None               Over $100,000
     Chairman of the        September 1995); Director of Special Value Opportunities
     Board of Trustees      Fund, LLC (registered investment company) (since September
     since 2007,            2004); Member of Zurich Financial Investment Advisory Board
     Trustee since 2005,    (insurance) (since October 2004); Board of Governing Trustees
     Age: 64                of The Jackson Laboratory (non-profit) (since August 1991);
                            Chairman, The Jackson Laboratory Board of Trustees (since
                            August 2007); Trustee of the Institute for Advanced Study
                            (non-profit educational institute) (since May 1992); Special
                            Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of
                            Research Foundation of AIMR (investment research, non-profit)
                            (2000-2002); Governor, Jerome Levy Economics Institute of
                            Bard College (economics research) (August 1990-September
                            2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 64 portfolios in the
                            OppenheimerFunds complex.
     David K. Downes,       President, Chief Executive Officer and Board Member of CRA            None            Over $100,000
     Trustee since 2007     Fund Advisors, Inc. (investment management company) (since
     Age: 67                January 2004); President of The Community Reinvestment Act
                            Qualified Investment Fund (investment management company)
                            (since January 2004); Independent Chairman of the Board of
                            Trustees of Quaker Investment Trust (registered investment company) (since January 2004); Director of Internet Capital
                            Group (information technology company) (since October 2003);
                            Chief Operating Officer and Chief Financial Officer of
                            Lincoln National Investment Companies, Inc. (subsidiary of
                            Lincoln National Corporation, a publicly traded company) and
                            Delaware Investments U.S., Inc. (investment management
                            subsidiary of Lincoln National Corporation) (1993-2003);
                            President, Chief Executive Officer and Trustee of Delaware
                            Investment Family of Funds (1993-2003); President and Board
                            Member of Lincoln National Convertible Securities Funds, Inc.
                            and the Lincoln National Income Funds, TDC (1993-2003);
                            Chairman and Chief Executive Officer of Retirement Financial
                            Services, Inc. (registered transfer agent and investment
                            adviser and subsidiary of Delaware Investments U.S., Inc.)
                            (1993-2003); President and Chief Executive Officer of
                            Delaware Service Company, Inc. (1995-2003); Chief
                            Administrative Officer, Chief Financial Officer, Vice
                            Chairman and Director of Equitable Capital Management
                            Corporation (investment subsidiary of Equitable Life
                            Assurance Society) (1985-1992); Corporate Controller of
                            Merrill Lynch & Company (financial services holding company)
                            (1977-1985); held the following positions at the Colonial
                            Penn Group, Inc. (insurance company): Corporate Budget
                            Director (1974-1977), Assistant Treasurer (1972-1974) and
                            Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and
                            Staff Accountant (1963-1965); United States Marine Corps
                            (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.
     Matthew P. Fink,       Trustee of the Committee for Economic Development (policy       None               Over $100,000
     Trustee since 2005     research foundation) (since 2005); Director of ICI Education
     Age: 66                Foundation (education foundation) (October 1991-August 2006);
                            President of the Investment Company Institute (trade
                            association) (October 1991-June 2004); Director of ICI Mutual
                            Insurance Company (insurance company) (October 1991-June
                            2004). Oversees 54 portfolios in the OppenheimerFunds complex.
     Robert G. Galli,       A director or trustee of other Oppenheimer funds. Oversees 64   None               Over $100,000
     Trustee since 1993     portfolios in the OppenheimerFunds complex.
     Age: 74
     Phillip A.             Distinguished Presidential Fellow for International Affairs     None               None
     Griffiths,             (since 2002) and Member (since 1979) of the National Academy
     Trustee since 1999     of Sciences; Council on Foreign Relations (since 2002);
     Age: 69                Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                            Mellon Foundation (since 2001); Chair of Science Initiative
                            Group (since 1999); Member of the American Philosophical
                            Society (since 1996); Trustee of Woodward Academy (since
                            1983); Foreign Associate of Third World Academy of Sciences;
                            Director of the Institute for Advanced Study (1991-2004);
                            Director of Bankers Trust New York Corporation (1994-1999);
                            Provost at Duke University (1983-1991). Oversees 54
                            portfolios in the OppenheimerFunds complex.
     Mary F. Miller,        Trustee of the American Symphony Orchestra (not-for-profit)     None               Over $100,000
     Trustee since 2007     (since October 1998); and Senior Vice President and General
     Age: 64                Auditor of American Express Company (financial services
                            company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.
     Joel W. Motley,        Managing Director of Public Capital Advisors, LLC (privately    None               Over $100,000
     Trustee since 2002     held financial adviser) (since January 2006).  Director of
     Age: 55                Columbia Equity Financial Corp. (privately-held financial
                            adviser) (since 2002); Managing Director of Carmona Motley,
                            Inc. (privately-held financial adviser) (since January 2002);
                            Managing Director of Carmona Motley Hoffman Inc.
                            (privately-held financial adviser) (January 1998-December
                            2001); Member of the Finance and Budget Committee of the
                            Council on Foreign Relations, Member of the Investment
                            Committee of the Episcopal Church of America, Member of the
                            Investment Committee and Board of Human Rights Watch and
                            Member of the Investment Committee of Historic Hudson Valley.
                            Oversees 54 portfolios in the OppenheimerFunds complex.
     Russell S. Reynolds,   Chairman of RSR Partners (formerly "The Directorship Search     None               Over $100,000
     Jr.,                   Group, Inc.") (corporate governance consulting and executive
     Trustee since 1989     recruiting) (since 1993); Life Trustee of International House
     Age: 75                (non-profit educational organization); Former Trustee of The
                            Historical Society of the Town of Greenwich; Former Director
                            of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.
     Joseph M. Wikler,      Director of the following medical device companies: Medintec    None               Over $100,000
     Trustee since 2005     (since 1992) and Cathco (since 1996); Director of Lakes
     Age: 66                Environmental Association (environmental protection
                            organization) (since 1996); Member of the Investment
                            Committee of the Associated Jewish Charities of Baltimore
                            (since 1994); Director of Fortis/Hartford mutual funds
                            (1994-December 2001). Director of C-TASC (a privately held bio-statistics company) (since May 2007). Oversees 54
                            portfolios in the OppenheimerFunds complex.
     Peter I. Wold,         President of Wold Oil Properties, Inc. (oil and gas             None               Over $100,000
     Trustee since 2005     exploration and production company) (since 1994); Vice
     Age: 59                President of American Talc Company, Inc. (talc mining and
                            milling) (since 1999); Managing Member of Hole-in-the-Wall
                            Ranch (cattle ranching) (since 1979); Vice President,
                            Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996 - 2006); Director and
                            Chairman of the Denver Branch of the Federal Reserve Bank of
                            Kansas City (1993-1999); and Director of PacifiCorp.
                            (electric utility) (1995-1999). Oversees 54 portfolios in the
                            OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------

     Mr. Murphy is an  "Interested  Trustee"  because he is affiliated  with the
Manager by virtue of his  positions an officer and director of the Manager,  and as a shareholder of its parent  company.  The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as Trustee for an indefinite  term, or until his  resignation, retirement,  death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

                                             Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name,                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                           of Shares       Beneficially
Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee;            Beneficially    Owned in
Length of Service             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Supervised
Age                           Trustee                                                      Fund            Funds
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------

                                                                                               As of December 31, 2006

----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

John V. Murphy, Trustee       Chairman, Chief Executive Officer and Director of the        None             Over $100,000
since 2001 and President      Manager since June 2001; President of the Manager
and Principal Executive       (September 2000-March 2007); President and a director or
Officer since 2001            trustee of other Oppenheimer funds; President and Director
Age: 58                       of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
                              parent holding company) and of Oppenheimer Partnership
                              Holdings, Inc. (holding company subsidiary of the Manager)
                              (since July 2001); Director of OppenheimerFunds
                              Distributor, Inc. (subsidiary of the Manager) (November
                              2001-December 2006); Chairman and Director of Shareholder
                              Services, Inc. and of Shareholder Financial Services, Inc.
                              (transfer agent subsidiaries of the Manager) (since July
                              2001); President and Director of OppenheimerFunds Legacy
                              Program (charitable trust program established by the
                              Manager) (since July 2001); Director of the following
                              investment advisory subsidiaries of the Manager: OFI
                              Institutional Asset Management, Inc., Centennial Asset
                              Management Corporation, Trinity Investment Management
                              Corporation and Tremont Capital Management, Inc. (since
                              November 2001), HarbourView Asset Management Corporation
                              and OFI Private Investments, Inc. (since July 2001);
                              President (since November 1, 2001) and Director (since
                              July 2001) of Oppenheimer Real Asset Management, Inc.;
                              Executive Vice President of Massachusetts Mutual Life
                              Insurance Company (OAC's parent company) (since February
                              1997); Director of DLB Acquisition Corporation (holding
                              company parent of Babson Capital Management LLC) (since
                              June 1995); Member of the Investment Company Institute's
                              Board of Governors (since October 3, 2003); Chief
                              Operating Officer of the Manager (September 2000-June
                              2001). Oversees 102 portfolios in the OppenheimerFunds
                              complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------

The addresses of the officers in the chart below are as follows: for Messrs.
Fielding, Cottier, Loughran, Willis, Stein, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008, for Messrs. Petersen, Sziligyi, Vandehey, and
Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.
Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                Other Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name,                              Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund,
Length of Service,
Age
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Ronald H. Fielding,                Senior Vice  President  of the Manager and  Chairman of the  Rochester  Division of the
Vice President and Portfolio       Manager since January 1996; Chief  Strategist,  Senior  Portfolio  Manager and a trader
Manager since 1996                 for the Fund and other  Oppenheimer  funds.  A  Portfolio  Manager  and  officer  of 18
Age: 57                            portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Scott Cottier, Vice President      Vice  President  of the  Manager  since 2002;  Portfolio  manager and trader at Victory
since 2005 and Portfolio           Capital  Management  (1999-2002).  Senior Portfolio Manager and trader for the Fund and
Manager since 2005                 other Oppenheimer Funds. An officer of 18 portfolios in the OppenheimerFunds complex.

Age: 35
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Daniel G. Loughran, Senior Vice    Vice  President  of the Manager  since  April 2001;  Vice  President  of the  Rochester
President since 2007 and           division of the Manager (since January 1996).  Team leader, a Senior Portfolio  Manager
Portfolio Manager since 2001       and a trader for the Fund and other Oppenheimer  funds. A Portfolio Manager and officer
Age: 43                            of 18 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Troy Willis, Vice President        Assistant Vice President of the Manager since July 2005;  Associate  Portfolio  Manager
since 2005 and Portfolio           of  the  Manager  since  2003;  A  corporate   attorney  for  Southern  Resource  Group
Manager since 2005                 (1999-2003).  A Portfolio Manager and officer of 18 portfolios in the  OppenheimerFunds
Age: 34                            complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Richard Stein                      Vice  President of the Manager since 1997;  Director of the Rochester  Credit  Analysis
Vice President since 2007          team since 2003; Head of Rochester's Credit Analysis team since 1993.
Age: 49

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Mark S. Vandehey,                  Senior Vice President and Chief  Compliance  Officer of the Manager (since March 2004);
Vice President and Chief           Chief  Compliance  Officer  of  the  Manager,   OppenheimerFunds   Distributor,   Inc.,
Compliance Officer since 2004      Centennial Asset  Management and Shareholder  Services,  Inc. (Since March 2004);  Vice
Age: 57                            President  of   OppenheimerFunds   Distributor,   Inc.,   Centennial  Asset  Management
                                   Corporation and  Shareholder  Services,  Inc. (since June 1983).  Former Vice President and Director of Internal Audit of the Manager  (1997-February  2004). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian W. Wixted,                   Senior Vice  President  and Treasurer of the Manager  (since March 1999);  Treasurer of
Treasurer and Principal            the  following:   HarbourView  Asset  Management  Corporation,   Shareholder  Financial
Financial & Accounting Officer     Services,   Inc.,  Shareholder  Services,   Inc.,  Oppenheimer  Real  Asset  Management
since 1999                         Corporation,  and  Oppenheimer  Partnership  Holdings,  Inc.  (since March  1999),  OFI
Age: 48                            Private  Investments,  Inc.  (since March 2000),  OppenheimerFunds  International  Ltd.
                                   (since May 2000),  OppenheimerFunds  plc (since  May  2000),  OFI  Institutional  Asset
                                   Management,   Inc.  (since  November  2000),   and   OppenheimerFunds   Legacy  Program
                                   (charitable trust program established by the Manager) (since June 2003);  Treasurer and
                                   Chief Financial Officer of OFI Trust Company (trust company  subsidiary of the Manager)
                                   (since  May  2000);   Assistant   Treasurer   of  the   following:   OAC  (since  March
                                   1999),Centennial   Asset  Management   Corporation   (March   1999-October   2003)  and
                                   OppenheimerFunds  Legacy Program (April  2000-June  2003). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian Petersen,                    Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer since 2004     Manager (August 2002-February 2007). An officer of 103 portfolios in the
Age: 37                            OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Brian C. Szilagyi,                 Assistant  Vice  President  of the Manager  (since July  2004);  Director of  Financial
Assistant Treasurer since 2005     Reporting and Compliance of First Data Corporation  (April 2003-July 2004);  Manager of
Age: 37                            Compliance of Berger  Financial  Group LLC (May  2001-March  2003);  Director of Mutual
                                   Fund Operations at American Data Services,  Inc.  (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Robert G. Zack,                    Executive  Vice President  (since January 2004) and General  Counsel (since March 2002)
Secretary since 2001               of  the  Manager/Adviser;  General  Counsel  and  Director  of the  Distributor  (since
Age: 59                            December  2001);  General Counsel of Centennial  Asset  Management  Corporation  (since
                                   December  2001);  Senior  Vice  President  and  General  Counsel of  HarbourView  Asset
                                   Management  Corporation  (since  December  2001);  Secretary and General Counsel of OAC
                                   (since November 2001);  Assistant  Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc; Vice
                                   President  and Director of  Oppenheimer  Partnership  Holdings,  Inc.  (since  December
                                   2002);  Director of Oppenheimer  Real Asset  Management,  Inc.  (since  November 2001);
                                   Senior Vice President,  General Counsel and Director of Shareholder Financial Services,
                                   Inc. and Shareholder  Services,  Inc.  (since  December  2001);  Senior Vice President,
                                   General  Counsel and Director of OFI Private  Investments,  Inc. and OFI Trust  Company
                                   (since November 2001);  Vice President of  OppenheimerFunds  Legacy Program (since June
                                   2003);   Senior  Vice  President  and  General  Counsel  of  OFI  Institutional   Asset
                                   Management,  Inc.  (since November 2001);  Director of  OppenheimerFunds  International
                                   Distributor  Limited (since  December 2003);  Senior Vice President (May  1985-December
                                   2003). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice  President  (since June 1998) and Senior  Counsel and Assistant  Secretary  (since
Assistant Secretary since 2001     October  2003) of the Manager;  Vice  President  (since 1999) and  Assistant  Secretary
Age: 42                            (since  October  2003) of the  Distributor;  Assistant  Secretary of  Centennial  Asset
                                   Management  Corporation (since October 2003); Vice President and Assistant Secretary of
                                   Shareholder  Services,  Inc.  (since  1999);  Assistant  Secretary of  OppenheimerFunds
                                   Legacy  Program  and  Shareholder  Financial  Services,  Inc.  (since  December  2001);
                                   Assistant  Counsel  of the  Manager  (August  1994-October  2003).  An  officer  of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Lisa I. Bloomberg,                 Vice  President  and  Associate  Counsel of the  Manager  (since May 2004);  First Vice
Assistant Secretary since 2004     President (April  2001-April  2004),  Associate  General Counsel  (December  2000-April
Age:  39                           2004),  Corporate Vice President (May  1999-April  2001) and Assistant  General Counsel
                                   (May  1999-December  2000)  of  UBS  Financial  Services  Inc.  (formerly,  PaineWebber
                                   Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------

Phillip S. Gillespie,              Senior  Vice  President  and Deputy  General  Counsel of the Manager  (since  September
Assistant Secretary since 2004     2004);  Mr.  Gillespie  held  the  following  positions  at  Merrill  Lynch  Investment
Age: 43                            Management:  First Vice President (2001-September 2004); Director (2000-September 2004)
                                   and Vice President  (1998-2000).  An officer of 102 portfolios in the  OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------

         o  Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The  compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July 31, 2007. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2006.

------------------------------------ -------------------- --------------------- --------------------- ---------------------
Name and Other Fund Position(s)           Aggregate            Retirement         Estimated Annual     Total Compensation
                                                          Benefits Accrued as
                                        Compensation          Part of Fund         Benefits Upon       From the Fund and
(as applicable)                      From the Fund((1))         Expenses          Retirement((2))         Fund Complex
------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ ------------------------------------------ --------------------- ---------------------

                                          Fiscal year ended July 31, 2007                             Year ended December
                                                                                                            31, 2006

------------------------------------ ------------------------------------------ --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------

David K. Downes                              $0                   N/A               $45,913(23)           $146,668(24)
Audit Committee Chairman
and Regulatory & Oversight
Committee Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------

Clayton K. Yeutter(7)                    $5,844((8))            $71,368             $117,498(9)             $173,700

Chairman of the Board
------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------

Matthew P. Fink                            $8,433                $7,615               $56,034               $113,472
Governance Committee Member and
Regulatory & Oversight Committee
Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------
Robert G. Galli

Regulatory & Oversight Committee           $10,150              $11,626         $574,819((10))((11))     $264,812((12))
Chairman

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------
Phillip A. Griffiths

Audit Committee Member and
Regulatory & Oversight Committee        $10,931((13))           $28,661               $327,278              $150,760
Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------
Mary F. Miller

Audit Committee Member and               $8,208(14)              $4,749               $66,814               $106,792
Governance Committee Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------
Joel W. Motley

Governance Committee Chairman and
Regulatory & Oversight Committee        $10,017((15))           $10,703               $97,539               $150,760
Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------

Kenneth A. Randall(16)                     $9,126             56,841((8))             $67,138               $134,080

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------

Russell S. Reynolds, Jr.                   $8,320               $23,102               $59,739               $110,120
Audit Committee Member and
Governance Committee Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------

Joseph M. Wikler((9))                  $7,949((1)(8))           $24,217               $159,825           $60,386((11))
Audit Committee Member and
Regulatory & Oversight Committee
Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------
------------------------------------ -------------------- --------------------- --------------------- ---------------------
Peter I. Wold ((9))

Audit Committee Member and                 $7,949               $18,320               $108,941              $99,080
Governance Committee Member

------------------------------------ -------------------- --------------------- --------------------- ---------------------

Brian F. Wruble((3))                      $9,739(4)              $6,952           $81,942((5))(20)       $241,260((6))
Chairman of the Board
1.       "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.       "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits with respect to certain Board I Funds.. Although the Trustees of the Fund and other Board I Funds are no longer accruing benefits, plan participants receive previously accrued benefits as described below under "Retirement Plan for Trustees." Plan participants have elected a distribution method with respect to their benefits under the Plan.
3.       Mr. Wruble became Chairman of the Board I Funds on January 1, 2007.
4.       Includes $8,253 deferred by Mr. Wruble under the "Compensation
     Deferral Plan" described below.
5.       Includes $45,544 estimated benefits to be paid to Mr. Wruble for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
6.       Includes $135,500 paid to Mr. Wruble for serving as trustee or director of 10 other Oppenheimer funds (at December 31, 2006) that are not Board I Funds.
7.       Mr. Yeutter retired as Chairman of the Board of Trustees of the Board
     I Funds effective December 31, 2006.
8.       Includes $610 deferred by Mr. Yeutter under the "Deferred
     Compensation Plan" described below.
9.       Mr. Yeutter elected to receive a single life annuity based on his benefits as of December 31, 2006.
10.      Elected to receive a lump-sum payout in lieu of Retirement Plan benefits as of December 31, 2006.
11.      Includes $49,811 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
12.      Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds at (December 31, 2005) that are not
     Board I Funds.
13.      Includes $10,694 deferred by Mr. Griffiths under the "Compensation
     Deferral Plan" described below.
14.      Includes $3,354 deferred by Ms. Miller under the "Compensation
     Deferral Plan" described below.
15.      Includes $2,032 deferred by Mr. Motley under the "Compensation
     Deferral Plan" described below.
16.      Mr. Randall retired from the Board I Funds effective June 30, 2007.
17.      Mr. Randall and Mr. Reynolds have elected to receive Joint Survival
     Annuity benefits payments based on the value of their Retirement Plan benefits as of December 31, 2006.
18.      Includes $3,974 deferred by Mr. Wikler under the "Compensation
     Deferral Plan" described below.
19.      Includes $6,557 deferred by Mr. Wold under the "Compensation Deferral
     Plan" described below
20.      Received a lump-sum roll-over to the Compensation Deferral Plan in lieu of Retirement Plan benefits as of December 31, 2006.
21.      Mr. Downes was appointed as Trustee to the Board I funds on August 1,
     2007
22.      Estimated benefits to be paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.
23.      Compensation paid to Mr. Downes for serving as a director or trustee of 10 other Oppenheimer Funds that are not Board I Funds.

o      Retirement Plan for Trustees. The Board I Funds  adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least
15 years to be eligible for the maximum benefit. The Board has frozen the retirement plan with respect to new accruals as of December 31, 2006 (the
"Freeze Date"). Each Trustee continuing to serve on the Board of any of the
Board I Funds after the Freeze Date (each such Trustee a "Continuing Board
Member") may elect to have his accrued benefit as of that date (i.e., an amount equivalent to the actuarial present value of his benefit under the retirement plan as of the Freeze Date) (i) paid at once or over time, (ii)
rolled into the Compensation Deferral Plan described below, or (iii) in the case of Continuing Board Members having at least 7 years of service as of the
Freeze Date paid in the form of an annual benefit or joint and survivor annual benefit. The Board determined to freeze the retirement plan after considering a recent trend among corporate boards of directors to forego retirement plan payments in favor of current compensation.

         Compensation Deferral Plan. The Board of the Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.
The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

         o  Major Shareholders.  As of November 5, 2007, the only persons or entities who owned of record or who were known by the Fund to own beneficially
5% or more of any class of the Fund's outstanding shares were:

         Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 36,027,640.018 Class A shares (7.68% of the Class A shares then outstanding) for the benefit of its customers.

         Charles Schwab & Co Inc. Special Custody acct for the exclusive benefit of customers, Attn. Mutual Funds, 101 Montgomery St. San Francisco CA
94104-4122, which owned 41,952,339160 Class A shares (8.94% of the Class A shares then outstanding) for the benefit of its customers.

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#XXXX,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
34,540,166.971 Class A shares (7.36% of the Class A shares then outstanding)
for the benefit of its customers.

         Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 4,285,206.305 Class B shares (9.44% of the Class B shares then outstanding) for the benefit of its customers.

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#97CM4,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
4,460,745.810 Class B shares (9.82% of the Class B shares then outstanding) for the benefit of its customers.

         MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#97HF7,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
42,391,440.146 Class C shares (24.68% of the Class C shares then outstanding)
for the benefit of its customers.

         Citigroup Global Mkts Inc. 109801250, Attn. Cindy Tempesta, 7th Floor
333 West 34th Street, New York, New York 10001-2483, which owned
20,454,995.872 Class C shares (11.90% of the Class C shares then outstanding)
for the benefit of its customers.

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

         o Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov.
Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the
SEC's Public Reference Section, Washington, D.C. 20549-0102.

o Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies").  The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the
Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the
Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the
Proxy Voting Guidelines provide discretion to the Manager on how to vote, the
Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o        The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o        The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o        In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o        The Fund opposes proposals to classify the board of directors or trustees.
o        The Fund supports proposals to eliminate cumulative voting.
o        The Fund opposes re-pricing of stock options without shareholder approval.

o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

              The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

         o The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

---------------------------------------- ----------------------------------------------------------

             Fiscal Years                     Management Fees paid to OppenheimerFunds, Inc.
              Ended 7/31

---------------------------------------- ----------------------------------------------------------
---------------------------------------- ----------------------------------------------------------

---------------------------------------- ----------------------------------------------------------
---------------------------------------- ----------------------------------------------------------
                 2005                                           $9,270,643
---------------------------------------- ----------------------------------------------------------
---------------------------------------- ----------------------------------------------------------
                 2006                                           $16,430,868
---------------------------------------- ----------------------------------------------------------
---------------------------------------- ----------------------------------------------------------

                 2007                                           $26,395,044

---------------------------------------- ----------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustains in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor.  If the Manager shall no longer act as investment adviser to the Fund, the Manager can withdraw its permission to the
Fund to use the name "Oppenheimer" as part of its name.

         Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Scott S.
         Cottier, Daniel G. Loughran, Troy E. Willis, Mark R. DeMitry, and
         Marcus V. Franz(each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

                o  Other Accounts Managed.  In addition to managing the
         Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier,
         Willis, DeMitry, and Franz also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of July 31, 2007.
         No account has a performance-based advisory fee:

     Portfolio Manager       Registered     Total Assets in Other Pooled  Total Assets in     Other      Total Assets
                                               Registered                   Other Pooled
                             Investment        Investment    Investment      Investment                    in Other
                             Companies          Companies     Vehicles        Vehicles       Accounts      Accounts
                              Managed          Managed(1)      Managed       Managed(1)      Managed      Managed(2)
     ------------------------------------------------------------------------------------------------------------------

     Ronald H. Fielding          18            $32,315          None            None           None          None

     ------------------------------------------------------------------------------------------------------------------

     Daniel G. Loughran          18            $32,315          None            None           None          None

     ------------------------------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------------------------------

     Scott S. Cottier            18            $32,315          None            None           None          None

     ------------------------------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------------------------------

     Troy E. Willis              18            $32,315          None            None           None          None

     ------------------------------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------------------------------

     Mark R. DeMitry             18            $32,315          None            None           None          None

     ------------------------------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------------------------------

     Marcus V. Franz             18            $32,315          None            None           None          None

     ------------------------------------------------------------------------------------------------------------------

     1. In millions.

     2. Does not include  personal  accounts  of  portfolio  managers  and their families, which are subject to the Code of Ethics.

     As indicated  above,  the  Portfolio  Managers  also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur  whether the  investment  objectives  and strategies  of the other funds and accounts are the same as, or different  from, the Fund's  investment  objectives  and  strategies.  For example the  Portfolio
Managers  may need to  allocate  investment  opportunities  between the Fund and another fund or accounts  having similar  objectives or strategies,  or they may need to execute  transactions  for  another  fund or  account  that could have a negative  impact on the value of securities  held by the Fund. Not all funds and accounts  advised by the Manager have the same management fee. If the management fee  structure  of another fund or account is more  advantageous  to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics  recognize  the  Manager's  fiduciary  obligation  to treat all of its clients,  including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At  different  times,  the Fund's  Portfolio  Managers may manage other funds or accounts with investment objectives and strategies similar to those of the  Fund,  or they may  manage  funds or  accounts  with  different investment objectives and strategies.

     o Compensation of the Portfolio Managers. The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value.  As of July 31,  2007,  the
Portfolio Managers'  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management. The Lipper benchmark with respect to the Fund is Lipper - High Yield
Municipal Debt Funds.  Other factors include  management  quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio  assets,  although the Fund's investment performance  may  increase  those  assets.  The  compensation  structure is also intended to be internally  equitable and serve to reduce potential  conflicts of interest between the Fund and other funds managed by the Portfolio Managers. The compensation  structure of the other funds managed by the Portfolio  Managers is the same as the compensation structure of the Fund, described above.

     o Ownership of Fund Shares. As of July 31, 2007, the Portfolio Managers did
not beneficially own any shares of the Fund.

     Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated" brokers, as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would charge if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement and the procedures and rules described below.

     The  Manager's   portfolio  manages  directly  place  trades  and  allocate brokerage based upon their judgment as to the execution capability of the broker or  dealer.  The  Manager's  executive  officers  supervise  the  allocation  of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing  principal or market maker without  incurring  charges for the  services of a broker on its behalf.  Portfolio  securities  purchased  from underwriters  include a concession  paid by the issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers  include a spread between the bid and asked price.  Therefore,  the Fund generally does not incur  substantial  brokerage  costs.  On  occasion,  however,  the  Manager may determine that a better price or execution may be obtained by using the services of a broker  on an agency  basis.  In that  situation,  the Fund  would  incur a brokerage commission.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same  security by more than one of the funds  managed by the Manager or its affiliates.  The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset sizes and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission,  and (iii), the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During the fiscal years ended July 31, 2005,  2006 and 2007,  the Fund paid no brokerage commissions.

     Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

  Fiscal Years  Aggregate          Class A             Concessions          Concessions on      Concessions
  Ended         Front-End          Front-End Sales     on Class A           Class B Shares      on Class C
            Sales Charges      Charges Retained    Shares               Advanced by         Shares
  7/31:         on Class A         by Distributor(1)   Advanced by          Distributor(2)      Advanced by
                Shares                                 Distributor(2)                           Distributor(2)
                ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2005         $27,469,020         $4,232,112          $3,771,254           $7,183,977          $4,926,868
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2006         $24,832,460         $3,740,494          $4,718,401           $3,792,640          $5,201,131
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------

      2007         $40,228,223         $5,465,067          $8,979,301           $3,298,537          $7,481,646

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
1.   Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.   The Distributor  advances concession  payments to financial  intermediaries for  certain  sales of Class A shares  and for sales of Class B and Class C shares from its own resources at the time of sale.

  ----------------- ------------------------------ ------------------------------- --------------------------------

                    Class A Contingent Deferred    Class B Contingent Deferred     Class C Contingent Deferred
  Fiscal     Years  Sales Charges Retained by      Sales Charges Retained by       Sales Charges Retained by
  Ended 7/31:       Distributor                    Distributor                     Distributor

  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------

  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
        2005                   $76,961                       $1,058,377                       $176,463
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
        2006                  $340,835                       $1,517,954                       $482,194
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------

        2007                  $587,267                       $1,287,276                       $487,198

  ----------------- ------------------------------ ------------------------------- --------------------------------

Distribution and Service Plans.  The Fund has adopted a Service Plan for its
Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act.  Under those plans the
Fund pays to the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees,(1) cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

         o  Class A Service Plan Fees.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class
A shares. The Fund makes these payments quarterly, based on an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund.
The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the
Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25%
of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended July 31, 2007, payments under the Class A plan totaled $7,191,499, of which $405 was retained by the Distributor and included $121,089 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years.  The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

o      Class B and Class C Distribution and Service Plans. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide for the service fee are similar to the services provided under Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 0.90% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B shares.  The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares.  The payments are made to the
Distributor in recognition that the Distributor:

         o  pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
         o  may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
         o  employs personnel to support distribution of Class B and Class C shares,
         o  bears the costs of sales literature, advertising and
         prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o      may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o      receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o      may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o      may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o      may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         During a calendar year, the Distributor's actual expenses in selling
Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and
(ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those categories of expenses exceed the capped amount, the Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the
Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 --------------------------------------------------------------------------------------------------------------------

               Distribution and Service Fees Paid to the Distributor in the Fiscal Year Ended 7/31/07

 --------------------------------------------------------------------------------------------------------------------
 ------------------ ---------------------- ---------------------- --------------------------- -----------------------
 Class:             Total Payments Under   Amount Retained by     Distributor's Aggregate     Distributor's
                                                                                              Unreimbursed Expenses
                                                                  Unreimbursed Expenses       as % of Net Assets of
                    Plan                   Distributor            Under Plan                  Class
 ------------------ ---------------------- ---------------------- --------------------------- -----------------------
 ------------------ ---------------------- ---------------------- --------------------------- -----------------------
 Class B Plan

                         $5,282,839            $4,544,499(1)             $16,724,168                  2.85%

 ------------------ ---------------------- ---------------------- --------------------------- -----------------------
 ------------------ ---------------------- ---------------------- --------------------------- -----------------------
 Class C Plan

                         $15,792,585           $6,792,148(2)             $24,623,153                  1.16%

 ------------------ ---------------------- ---------------------- --------------------------- -----------------------

1.       Includes $19,404 paid to an affiliate of the Distributor's parent company.
2.       Includes $74,091 paid to an affiliate of the Distributor's parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the Manager and/or
the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the
Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o        depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are
                    payable by the Distributor to financial intermediaries
                    (see "About Your Account" in the Prospectus);
o        ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's
                    distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the
                    Fund's assets and allocated to the class of shares to
                    which the plan relates (see "About the Fund --
                    Distribution and Service Plans" above);
o        shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
                    administrative or shareholder services, including
                    retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement
                    to the Manager or Distributor for expenses they incur on
                    behalf of the Fund.

o        Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
             Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o        These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other
                    Oppenheimer funds through certain trading platforms and
                    programs, transaction processing or other services;

o        The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
                    self-regulatory agency, such as FINRA. Payments are made
                    based on the guidelines established by the Manager and
                    Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the
Fund's Prospectus and this Statement of Additional Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the
             Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and
             management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  1st Global Capital Co.                                  Advantage Capital Corporation / FSC
   Aegon                                                  Aetna Life Ins & Annuity Co.
   AG Edwards                                             AIG Financial Advisors
   AIG Life                                               Allianz Life Insurance Company
   Allstate Life                                          American Enterprise Life Insurance
   American General Annuity                               American Portfolios
   Ameriprise                                             Ameritas
   Annuity Investors Life                                 Associated Securities
   AXA Advisors                                           AXA Equitable Life Insurance
   Banc One Securities Corporation                        BNY Investment Center
   Cadaret Grant & Co, Inc.                               Chase Investment Services
   Citicorp Investment Services, Inc.                     Citigroup Global Markets Inc (SSB)
   CitiStreet                                             Citizen's Bank of Rhode Island
   Columbus Life                                          Commonwealth Financial Network
   CUNA Brokerage Services, Inc.                          CUSO Financial Services, L.P.
   Edward D Jones & Co.                                   Federal Kemper
   Financial Network (ING)                                GE Financial Assurance
   GE Life & Annuity                                      Genworth Financial
   GlenBrook Life and Annuity Co.                         Great West Life
   Hartford Life Insurance Co.                            HD Vest Investment Services
   Hewitt Associates                                      IFMG Securities, Inc.
   ING Financial Advisers                                 ING Financial Partners
   Jefferson Pilot Securities Co.                         Kemper Investors Life Insurance Co.
   Legend Equities Co.                                    Legg Mason Wood Walker
   Lincoln Benefit National Life                          Lincoln Financial
   Lincoln Investment Planning, Inc.                      Linsco Private Ledger Financial
   Mass Mutual                                            McDonald Investments, Inc.
   Merrill Lynch                                          Minnesota Life
   Mony Life                                              Morgan Stanley Dean Witter
   Multifinancial (ING)                                   Mutual Service Co.
   National Planning Co.                                  Nationwide
   NFP                                                    Park Avenue Securities LLC
   PFS Investments, Inc.                                  Phoenix Life Insurance Co.
   Plan Member Securities                                 Prime Capital Services, Inc.
   Primevest Financial Services, Inc.                     Protective Life Insurance Co.
   Provident Mutual Life & Annuity                        Prudential
   Raymond James & Associates, Inc.                       RBC Daine Rauscher
   Royal Alliance                                         Securities America, Inc.
   Security Benefit                                       Security First-Metlife
   Signator Investments                                   Sun Life Insurance Co.
   Sun Trust Securities, Inc.                             Thrivent Financial
   Travelers Life & Annuity Co.                           UBS Financial Services, Inc.
   Union Central                                          United Planners
   Wachovia                                               Walnut Street Securities (Met Life)
   Waterstone Financial Group                             Wells Fargo

     For the year ended  December 31, 2006, the following  firms,  which in some cases are broker-dealers,  received payments from the Manager or Distributor for
administrative   or  other  services   provided   (other  than  revenue  sharing
arrangements), as described above:

1st Global Capital Co.                                     A G Edwards
ACS HR Solutions                                           ADP
  AETNA Life Ins & Annuity Co.                           Alliance Benefit Group
  American Enterprise Investments                        American Express Retirement Service
  American Funds (Fascorp)                               American United Life Insurance Co.
  Ameriprise                                             Ameritrade, Inc.
  AMG Administrative Management Group                    AST (American Stock & Transfer)
  AXA Advisors                                           Baden Retirement
  BCG - New                                              BCG (Programs for Benefit Plans)
  Bear Stearns Securities Co.                            Benefit Administration, Inc.(WA)
  Benefit Administration, Inc.(WIS)                      Benefit Plans Administration
  Benetech, Inc.                                         Bisys
  Boston Financial Data Services                         Ceridian
  Charles Schwab & Co, Inc.                              Citigroup Global Markets Inc (SSB)
  CitiStreet                                             City National Investments
  Clark Consulting                                       CPI
  DA Davidson & Co.                                      Daily Access. Com, Inc.
  Davenport & Co, LLC                                    David Lerner Associates
  Digital Retirement Solutions                           DR, Inc.
  Dyatech                                                E*Trade Clearing LLC
  Edgewood                                               Edward D Jones & Co.
  Equitable Life / AXA                                   ERISA Administrative Svcs, Inc
  ExpertPlan.com                                         FAS Co. (FASCore/RK Pro)
  FBD Consulting                                         Ferris Baker Watts, Inc.
  Fidelity                                               First Clearing LLC
  First Southwest Co.                                    First Trust - Datalynx
  First Trust Corp                                       Franklin Templeton
  Geller Group                                           Great West Life
  H&R Block Financial Advisors, Inc.                     Hartford Life Insurance Co.
  HD Vest Investment Services                            Hewitt Associates
  HSBC Brokerage USA, Inc.                               ICMA - RC Services
  Independent Plan Coordinators                          Ingham Group
  Interactive Retirement Systems                         Invesmart
  Janney Montgomery Scott, Inc.                          JJB Hillard W L Lyons, Inc.
  John Hancock                                           JP Morgan
  July Business Services                                 Kaufman & Goble
  Legend Equities Co.                                    Legg Mason Wood Walker
  Lehman Brothers, Inc.                                  Liberty-Columbia 529 Program
  Lincoln Investment Planning, Inc.                      Lincoln National Life Insurance Co.
  Linsco Private Ledger Financial                        MassMutual
  Matrix Settlement & Clearance Services                 McDonald Investments, Inc.
  Mercer HR Services                                     Merrill Lynch
  Mesirow Financial, Inc.                                MetLife
  MFS Investment Management                              Mid Atlantic Capital Co.
  Milliman USA                                           Morgan Keegan & Co, Inc.
  Morgan Stanley Dean Witter                             Nathan & Lewis Securities, Inc.
  National City Bank                                     National Deferred Comp
  National Financial                                     National Investor Services Co.
  Nationwide                                             Newport Retirement Services
  Northwest Plan Services                                NY Life Benefits
  Oppenheimer & Co, Inc.                                 Peoples Securities, Inc.
  Pershing                                               PFPC
  Piper Jaffray & Co.                                    Plan Administrators
  Plan Member Securities                                 Primevest Financial Services, Inc.
  Principal Life Insurance                               Prudential
  PSMI Group                                             Quads Trust Company
  Raymond James & Associates, Inc.                       Reliastar
  Robert W Baird & Co.                                   RSM McGladrey
  Scott & Stringfellow, Inc.                             Scottrade, Inc.
  Southwest Securities, Inc.                             Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine                          Stanton Group, Inc.
  Sterne Agee & Leach, Inc.                              Stifel Nicolaus & Co, Inc.
  Sun Trust Securities, Inc.                             Symetra
  T Rowe Price                                           The 401k Company
  The Princeton Retirement Group Inc.                    The Retirement Plan Company, LLC
  TruSource                                              TruSource Union Bank of CA
  UBS Financial Services, Inc.                           Unified Fund Services (UFS)
  US Clearing Co.                                        USAA Investment Management Co.
  USI Consulting Group                                   Valic
  Vanguard Group                                         Wachovia
  Web401K.com                                            Wedbush Morgan Securities
  Wells Fargo                                            Wilmington Trust

Performance of the Fund

     Explanation of Performance Terminology. The Fund uses a variety of terms to
illustrate  its   performance.   These  terms  include   "standardized   yield,"
"tax-equivalent   yield,"  "dividend  yield,"  "average  annual  total  return,"
"cumulative  total return," "average annual total return at net asset value" and
"total  return at net asset  value."  An  explanation  of how  yields  and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of its most  recent  fiscal  year end.  You can  obtain  current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

     o Yields  and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a different  time and price than the shares used in the model.

     o The Fund's  performance  returns  may not  reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.

     o The  principal  value of the  Fund's  shares,  and its  yields  and total returns are not guaranteed and normally will fluctuate on a daily basis.

     o When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.

     o Yields and total returns for any given past period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the  different  kinds of  expenses  each  class  bears.  The yields and total returns of each class of shares of the Fund are  affected by market  conditions, the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the  Fund  holds,  and its  operating  expenses  that are allocated to the particular class.

     o Yields.  The Fund uses a variety of different  yields to  illustrate  its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

     o Standardized Yield. The "standardized  yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day period,  but is a hypothetical  yield based upon the net investment  income from the Fund's portfolio  investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized  yield is calculated using the following  formula set forth in rules  adopted by the SEC,  designed  to assure  uniformity  in the way that all funds calculate their yields:

---------------------------------------------------------
                    [OBJECT OMITTED]
---------------------------------------------------------
         The  symbols   above   represent  the  following
factors:
         a =   dividends and interest earned during the
                30-day period.
         b =   expenses accrued for the period (net of
                any expense assumptions).
         c =   the average daily number of shares of
                that class outstanding during the 30-day
                period that were entitled to receive
                dividends.
         d =   the maximum offering price per share of
                that class on the last day of the
                period, adjusted for undistributed net
                investment income.

     The standardized  yield for a particular  30-day day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day  period  occurs at a constant  rate for a  six-month  period and is annualized at the end of the six-month period. Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day day period.

     o Dividend Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend  yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class  declared  during a stated  period  are added  together,  and the sum is multiplied by 12 (to  annualize  the yield) and divided by the maximum  offering price on the last day of the dividend period. The formula is shown below:

                  Dividend   Yield  =  dividends  paid  x
12/maximum offering price (payment date)

     The maximum  offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and Class C shares is the net asset value per share,  without  considering the effect of contingent deferred  sales  charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

     o Tax-Equivalent Yield. The "tax-equivalent  yield" of a class of shares is the  equivalent  yield that would have to be earned on a taxable  investment  to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's  standardized yield, as calculated above, by a stated Federal tax rate.  Using  different tax rates to show  different tax  equivalent  yields shows  investors in different tax brackets the tax equivalent  yield of the Fund based on their own tax bracket.

         The tax-equivalent yield is based on a 30-day
period, and is computed by dividing the tax-exempt
portion of the Fund's current yield (as calculated
above) by one minus a stated income tax rate.  The
result is added to the portion (if any) of the Fund's
current yield that is not tax-exempt.

     The  tax-equivalent  yield may be used to compare the tax effects of income derived  from the Fund with income  from  taxable  investments  at the tax rates stated.  Your tax bracket is determined by your Federal and state taxable income
(the net amount subject to Federal income tax after deductions and exemptions).

 The Fund's Yields for the 30-Day Periods Ended 7/31/07

---------------- ----------------------------------- ------------------------------- ---------------------------------
                                                                                       Tax-Equivalent Yield (35.00%
                           Dividend Yield                  Standardized Yield               Fed. Tax Bracket)

Class of Shares
---------------- ----------------------------------- ------------------------------- ---------------------------------
---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------

                 Without Sales     After Sales       Without Sales    After Sales    Without Sales     After Sales
                 Charge            Charge            Charge           Charge         Charge            Charge
---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------
---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------

Class A               5.28%             5.03%             5.10%           4.85%           7.84%            7.46%

---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------
---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------

Class B               4.55%              N/A              4.30%            N/A            6.62%             N/A

---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------
---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------

Class C               4.59%              N/A              4.32%            N/A            6.65%             N/A

---------------- ----------------- ----------------- ---------------- -------------- ----------------- ---------------

         o Total Return Information.  There are different types of "total returns" to measure the Fund's performance.  Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.

         o Average Annual Total Return.  The "average annual total return"
of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula below) to achieve an
Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------

o      Average Annual Total Return (After Taxes on Distributions).  The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
  P

o      Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years
("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

             - 1=  Average Annual Total Return (After Taxes on Distributions and
ATVDR     1/n         Redemptions)
  P

         o Cumulative Total Return.  The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

--------------------------------------------------------------------------------
                                [OBJECT OMITTED]
--------------------------------------------------------------------------------

         o Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B or Class C shares.
Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

                               The Fund's Total Returns for the Periods Ended 7/31/07

----------------------------------------------------------------------------------------------------------------------
-------------- -------------------------- ----------------------------------------------------------------------------
               Cumulative Total Returns                          Average Annual Total Returns
                      (10 years)

Class of
Shares
-------------- -------------------------- ----------------------------------------------------------------------------
-------------- -------------------------- ------------------------ ------------------------- -------------------------

                                                  1-Year                   5-Years                   10-Years

-------------- -------------------------- ------------------------ ------------------------- -------------------------
-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------
                  After       Without     After         Without       After       Without       After       Without
                  Sales     Sales Charge  Sales          Sales        Sales        Sales        Sales        Sales
                 Charge                     Charge      Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------

Class A          88.24%        97.62%       0.17%        5.16%        7.92%        8.97%        6.53%        7.05%

-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------

Class B          88.87%        88.87%       -0.64%       4.34%        7.84%        8.14%        6.57%        6.57%

-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------

Class C          83.17%        83.17%       3.38%        4.38%        8.14%        8.14%        6.24%        6.24%

-------------- ------------ ------------- ----------- ------------ ------------ ------------ ------------ ------------

------------------------------------------------------------------------------------------------------------------------

                             Average Annual Total Returns for Class A Shares (After Taxes)
                                             For the Periods Ended 7/31/07

------------------------------------------------------------------------------------------------------------------------
------------------------------------------- -------------------- ----------------------------- -------------------------
                                                  1-Year                   5-Years                     10-Years

------------------------------------------- -------------------- ----------------------------- -------------------------
------------------------------------------- -------------------- ----------------------------- -------------------------
After Taxes on Distributions

                                                   0.15%                    7.91%                       6.52%

------------------------------------------- -------------------- ----------------------------- -------------------------
------------------------------------------- -------------------- ----------------------------- -------------------------
After Taxes on Distributions and

Redemption of Fund Shares                          1.97%                    7.75%                       6.44%

------------------------------------------- -------------------- ----------------------------- -------------------------

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information.  The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

         o Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         o Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.  Morningstar rates and ranks mutual funds in their specialized market sectors.  The Fund is rated among the municipal national long category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

         o  Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications.  That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

         Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the
Distributor is instructed to initiate the Automated Clearing House ("ACH")
transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives
Federal Funds for the purchase through the ACH system before the close of the
New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

o      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                                 Oppenheimer Portfolio Series:
Oppenheimer Baring Japan Fund                                      Active Allocation Fund
Oppenheimer Baring SMA International Fund                          Equity Investor Fund
Oppenheimer Core Bond Fund                                         Conservative Investor Fund
Oppenheimer California Municipal Fund                              Moderate Investor Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund              Oppenheimer Quest Balanced Fund

Oppenheimer Convertible Securities Fund                       Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.                          Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester National Municipals
Oppenheimer Global Value Fund                                 Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Select Value Fund
Oppenheimer International Growth Fund                         Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund                          Oppenheimer SMA Core Bond Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer SMA International Bond Fund
Oppenheimer Limited-Term Government Fund                      Oppenheimer Strategic Income Fund
Oppenheimer Limited Term Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer Main Street Fund                                  Oppenheimer Value Fund
Oppenheimer Main Street Opportunity Fund                      Limited-Term New York Municipal Fund
Oppenheimer Main Street Small Cap Fund                        Rochester Fund Municipals

Life Cycle Funds
     Oppenheimer Transition 2010 Fund
     Oppenheimer Transition 2015 Fund
     Oppenheimer Transition 2020 Fund
     Oppenheimer Transition 2030 Fund

And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Institutional Money Market Fund                   Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds during a
13-month period.  The total amount of your purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class
A share purchases during that period. Purchases made up to 90 days before the date that you submit a Letter of Intent will be included in that determination.  Class A shares of Oppenheimer Money Market Fund, Inc. and
Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of the intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period").  The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e.
without a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent will not hold  shares in escrow for  purchases  of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype
401(k)  plans under a Letter.  If the  intended  purchase  amount under a Letter entered into by an  OppenheimerFunds  prototype  401(k) plan is not purchased by the  plan by the end of the  Letter  period,  there  will  be no  adjustment  of concessions  paid to the  broker-dealer  or financial  institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         o  Terms of Escrow That Apply to Letters of Intent.

              1.  Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

              2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

              3.  If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

              4.  By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

              5.  The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a
                      Class A contingent deferred sales charge,
(b)      Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A, Class B or Class C shares acquired by exchange of either (1)
                      Class A shares of one of the other Oppenheimer funds
                      that were acquired subject to a Class A initial or
                      contingent deferred sales charge or (2) Class B or Class
                      C shares of one of the other Oppenheimer funds that were
                      acquired subject to a contingent deferred sales charge.

              6.  Shares held in escrow hereunder will automatically be
exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares"
and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and
Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of more than
$100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer
"street name" or omnibus accounts).

         Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

         o  Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange,
Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.

         o  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

     Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o        A fund account whose shares were acquired after September 30th of the prior year;
o        A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
         Balance Fee;
o        Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o        A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o        Accounts of shareholders that are held by broker-dealers under the
         NSCC Fund/SERV system;
o        Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o        Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I Want
To," or call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

         Dealers other than Exchange members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

         o  Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of
                      60 days or less.
o        The following securities are valued at cost, adjusted for
amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
                      remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o        Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid"
and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an
asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

         The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general
                partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a
                sufficient amount of shares from that account to cover payment of each check;
(4)      specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of
                checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal
Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class
              A shares on which a contingent deferred sales charge was paid,
              or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the
Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the
Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the
Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional
Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         o  Automatic Exchange Plans. Shareholders can authorize the
Transfer Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the
OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
Statement of Additional Information.

         o  Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic
Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the
Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds that offer the exchange privilege.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial California Tax Exempt Trust                 Centennial New York Tax Exempt Trust
         Centennial Government Trust                            Centennial Tax Exempt Trust
         Centennial Money Market Trust

         The following funds do not offer Class N shares:

      Limited Term New York Municipal Fund                          Oppenheimer Rochester Arizona Municipal Fund
      Oppenheimer AMT-Free Municipals                               Oppenheimer Rochester Maryland Municipal Fund
      Oppenheimer AMT-Free New York Municipals                      Oppenheimer Rochester Massachusetts Municipal Fund
      Oppenheimer California Municipal Fund                         Oppenheimer Rochester Michigan Municipal Fund
      Oppenheimer Institutional Money Market Fund                   Oppenheimer Rochester Minnesota Municipal Fund
      Oppenheimer Limited Term California Municipal Fund            Oppenheimer Rochester National Municipals
      Oppenheimer Limited Term Municipal Fund                       Oppenheimer Rochester North Carolina Municipal

                                                                    Fund

      Oppenheimer Money Market Fund, Inc.                           Oppenheimer Rochester Ohio Municipal Fund
      Oppenheimer New Jersey Municipal Fund                         Oppenheimer Rochester Virginia Municipal Fund
      Oppenheimer Pennsylvania Municipal Fund                       Oppenheimer Senior Floating Rate Fund
      Oppenheimer Principal Protected Main Street Fund II           Rochester Fund Municipals

         The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                      Oppenheimer Principal Protected Main Street Fund
     Oppenheimer AMT-Free Municipals                           Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                  Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Balanced Fund
     Oppenheimer California Municipal Fund
     Oppenheimer Capital Income Fund                           Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Cash Reserves                                 Oppenheimer Rochester Arizona Municipal Fund
     Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester Maryland Municipal Fund
     Oppenheimer Dividend Growth Fund                          Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Equity Income Fund, Inc.                      Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Rochester Minnesota Municipal Fund
     Oppenheimer Institutional Money Market Fund               Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund        Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o        Oppenheimer  Institutional  Money  Market  Fund  only  offers  Class E,
         Class L and Class P shares.

o        Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
         Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class
         M shares.

o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of certain money market fund offered by the
         Distributor. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund until after the expiration of the warranty period
         (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund II until after the expiration of the warranty period
         (3/3/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
         However, shareholders are not permitted to exchange shares of other
         Oppenheimer funds for shares of Oppenheimer Principal Protected Main
         Street Fund III until after the expiration of the warranty period
         (12/16/2011).

o        Class A, Class B, Class C and Class N shares of each of Oppenheimer
         Developing Markets Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

o        Shares of each of Oppenheimer International Small Company Fund may be acquired only existing shareholders of that fund. Existing shareholders may make exchanges into the fund with as little as $50.
o        In most cases, shares of Oppenheimer Small- & Mid-Cap Value may be acquired only by shareholders who currently own shares of that fund.
o        Oppenheimer Global Value Fund only offers Class A and Class Y shares.
         Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
         Distributor.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         o  How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
Oppenheimer Rochester National Municipals and Rochester Fund Municipals
acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

o        When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class
A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be subject to the
Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if
they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
Money Market Fund, Inc. acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        Except with respect to Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o        With respect to Class B shares of the Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o        With respect to Class C shares the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o        When Class B or Class C shares are redeemed to affect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         o  Telephone Exchange Requests. When exchanging shares by
telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         o  Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.
In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification  as a  Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated  investment  company,  the Fund is not  subject to  federal  income  tax on the  portion  of its net  investment income  (that  is,  taxable  interest,  dividends,  and other  taxable  ordinary income,  net of  expenses)  and capital  gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

         If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions.  That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies.
The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance, all of the Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         The Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.  As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer.  No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S.
government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the
Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year.  If it does not, the
Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet these requirements.  To meet these requirements in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.  The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the
Fund's income will be tax-exempt.

Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  The
Fund's distributions will be treated as dividends to the extent paid from the
Fund's earnings and profits (as determined under the Internal Revenue Code).
Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         The Fund will allocate interest from tax-exempt municipal securities
(as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year (or under another method, if prescribed by the IRS and SEC).  The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

         Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to
exempt-interest dividends.   Shareholders receiving Social Security or
railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

         A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after
August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the
Fund.

         In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.  Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

         Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

         Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

         (1) certain  taxable  temporary  investments  (such as  certificates of deposit,  repurchase  agreements,  commercial  paper and obligations of the U.S.
government, its agencies and instrumentalities);
         (2)  income from securities loans;
         (3)  income or gains from options or futures;
         (4)  any net short-term capital gain; and
         (5)  any market discount accrual on tax-exempt bonds.

         Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

         Capital Gains.  The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

         Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

         Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption  (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.  If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased)
to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.  It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.  Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign  Shareholders.  Under U.S. tax law,  taxation of a  shareholder who is a foreign  person  (including,  but not limited to, a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary  income  dividends  paid from a mutual  fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year, with a copy sent to the
IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form.  Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

         If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions.  Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.  Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that Fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc. a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP served as the independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as an independent registered public accounting firm for the
Manager and certain other funds advised by the Manager and its affiliates.
Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER MULTI-STATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Rochester National Municipals (one of portfolios constituting the
Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Rochester National Municipals as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--136.2%
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.9%
$         25,000   AL HFA (Berkshire Apartments)                                            6.300%    05/20/2038   $        25,357
----------------------------------------------------------------------------------------------------------------------------------
          15,000   AL HFA (Single Family)                                                   5.350     10/01/2026            15,120
----------------------------------------------------------------------------------------------------------------------------------
      20,720,000   AL HFA (Single Family)                                                   5.450     10/01/2032        20,954,758
----------------------------------------------------------------------------------------------------------------------------------
          15,000   AL HFA (South Bay Apartments)                                            5.950     02/01/2033            15,471
----------------------------------------------------------------------------------------------------------------------------------
       7,430,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)                    6.450     12/01/2023         7,526,887
----------------------------------------------------------------------------------------------------------------------------------
      15,955,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)                    6.450     12/01/2023        16,004,939
----------------------------------------------------------------------------------------------------------------------------------
      10,585,000   AL Space Science Exhibit Finance Authority                               6.000     10/01/2025        10,564,253
----------------------------------------------------------------------------------------------------------------------------------
          25,000   AL Water Pollution Control Authority                                     5.500     08/15/2020            25,218
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Alexander City, AL GO                                                    5.625     05/01/2021            10,400
----------------------------------------------------------------------------------------------------------------------------------
       1,810,000   Andalusia-Opp, AL Airport Authority                                      5.000     08/01/2026         1,815,919
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Bay Minette, AL Industrial Devel. Board (B.F. Goodrich)                  6.500     02/15/2009           100,287
----------------------------------------------------------------------------------------------------------------------------------
         430,000   Courtland, AL Industrial Devel. Board (Champion
                   International Corp.)                                                     5.750     11/01/2027           434,240
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Courtland, AL Industrial Devel. Board (International
                   Paper Company)                                                           5.200     06/01/2025         9,922,400
----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   DCH Health Care Authority, AL (Health Care Facilities)                   5.125     06/01/2036        18,132,300
----------------------------------------------------------------------------------------------------------------------------------
      73,980,000   Huntsville, AL Health Care Authority 1                                   4.461 2   06/01/2032        72,426,420
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Huntsville, AL Health Care Authority                                     4.445 2   06/01/2032            19,580
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Mobile, AL Industrial Devel. Board (International
                   Paper Company)                                                           6.450     05/15/2019            25,988
----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   Rainbow City, AL Special Health Care Facilities
                   Financing Authority (Regency Pointe) 3                                   8.250     01/01/2031           996,270
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Selma, AL Industrial Devel. Board (International Paper
                   Company)                                                                 6.000     05/01/2025            10,384
----------------------------------------------------------------------------------------------------------------------------------
          10,000   South Marengo County, AL Water & Fire Protection
                   Authority                                                                7.700     05/01/2008            10,073
----------------------------------------------------------------------------------------------------------------------------------
       7,220,000   Tuscaloosa, AL Educational Building Authority (Stillman
                   College)                                                                 5.000     06/01/2026         6,893,006
                                                                                                                   ---------------
                                                                                                                       165,929,270
----------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.2%
          20,000   AK HFC, Series A-1                                                       6.100     06/01/2030            20,537
----------------------------------------------------------------------------------------------------------------------------------
          45,000   AK HFC, Series A-2                                                       5.300     06/01/2008            45,464
----------------------------------------------------------------------------------------------------------------------------------
       7,250,000   AK HFC, Series C 4                                                       5.200     12/01/2037         7,320,253
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   AK Industrial Devel. & Export Authority (Anchorage
                   Sportsplex/Grace Community Church Obligated Group)                       6.150     08/01/2031         2,238,818
----------------------------------------------------------------------------------------------------------------------------------
          40,000   AK Industrial Devel. & Export Authority (Snettisham)                     6.000     01/01/2014            41,428
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   AK Industrial Devel. & Export Authority Community
                   Provider (Boys & Girls Home)                                             5.875     12/01/2027         1,672,803
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   AK Industrial Devel. & Export Authority Community
                   Provider (Boys & Girls Home)                                             6.000     12/01/2036         1,530,525

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

ALASKA Continued
$         90,000   AK Industrial Devel. & Export Authority, Series A                        5.250%    04/01/2023   $        91,403
----------------------------------------------------------------------------------------------------------------------------------
      31,850,000   AK Northern Tobacco Securitization Corp. (TASC)                          6.125 5   06/01/2046         3,135,314
----------------------------------------------------------------------------------------------------------------------------------
      20,860,000   AK Northern Tobacco Securitization Corp. (TASC)                          6.375 5   06/01/2046         1,879,695
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Kasaan, AK Lease 6                                                       9.500     07/01/2020            25,037
                                                                                                                   ---------------
                                                                                                                        18,001,277
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--4.9%
         325,000   Apache County, AZ IDA (Tucson Electric Power
                   Company)                                                                 5.875     03/01/2033           325,143
----------------------------------------------------------------------------------------------------------------------------------
       6,700,000   AZ Health Facilities Authority (American Baptist Estates)                7.750     11/15/2033         7,389,363
----------------------------------------------------------------------------------------------------------------------------------
     297,650,000   AZ Health Facilities (Banner Health System) 1                            4.401 2   01/01/2037       294,673,500
----------------------------------------------------------------------------------------------------------------------------------
         805,000   AZ HFA (Casa De Flores)                                                  5.300     07/20/2042           815,248
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Buckeye, AZ Watson Road Community Facilities District                    5.750     07/01/2022         3,023,760
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Buckeye, AZ Watson Road Community Facilities District                    6.000     07/01/2030         5,073,800
----------------------------------------------------------------------------------------------------------------------------------
         810,000   Estrella, AZ Mountain Ranch Community
                   Facilities District                                                      5.625     07/15/2025           828,727
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Estrella, AZ Mountain Ranch Community
                   Facilities District                                                      5.800     07/15/2030           409,316
----------------------------------------------------------------------------------------------------------------------------------
       8,250,000   Flagstaff, AZ IDA (Senior Living Community-
                   Northern Arizona) 7                                                      5.700     07/01/2042         8,252,145
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Gladden Farms, AZ Community Facilities District                          5.500     07/15/2031           507,575
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Goodyear, AZ IDA Water & Sewer (Litchfield Park
                   Service Company)                                                         6.750     10/01/2031         1,068,280
----------------------------------------------------------------------------------------------------------------------------------
       4,600,000   Maricopa County, AZ IDA (Christian Care Apartments)                      6.500     01/01/2036         4,814,038
----------------------------------------------------------------------------------------------------------------------------------
       1,120,000   Maricopa County, AZ IDA (Guadalupe Huerta)                               5.300     07/20/2042         1,134,258
----------------------------------------------------------------------------------------------------------------------------------
       1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)                           8.500     04/20/2041         1,895,386
----------------------------------------------------------------------------------------------------------------------------------
       1,475,000   Maricopa County, AZ IDA (Rosa Linda Apartments)                          5.300     07/20/2042         1,493,777
----------------------------------------------------------------------------------------------------------------------------------
         355,000   Maricopa County, AZ IDA (Sun King Apartments)                            6.750     11/01/2018           364,936
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Maricopa County, AZ IDA (Sun King Apartments)                            6.750     05/01/2031           511,615
----------------------------------------------------------------------------------------------------------------------------------
       3,795,000   Maricopa County, AZ IDA (Sun King Apartments)                            9.500     11/01/2031         3,742,705
----------------------------------------------------------------------------------------------------------------------------------
         665,000   Maricopa County, AZ School District No. 024
                   (Gila Bend) 4                                                            5.500     07/01/2021           670,327
----------------------------------------------------------------------------------------------------------------------------------
         460,000   Merrill Ranch, AZ Community Facilities District
                   No. 1 Special Assessment Lien                                            5.250     07/01/2024           463,726
----------------------------------------------------------------------------------------------------------------------------------
         390,000   Merrill Ranch, AZ Community Facilities District
                   No. 2 Special Assessment Lien                                            5.250     07/01/2024           393,159
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Merrill Ranch, AZ Community Facilities District
                   No. 2 Special Assessment Lien                                            5.300     07/01/2030         1,002,420
----------------------------------------------------------------------------------------------------------------------------------
         195,000   Navajo County, AZ IDA (Stone Container Corp.) 4                          7.200     06/01/2027           199,159
----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Navajo County, AZ IDA (Stone Container Corp.) 4                          7.400     04/01/2026         1,084,263
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Palm Valley, AZ Community Facility District No. 3                        5.300     07/15/2031         1,137,836

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

ARIZONA Continued
$        420,000   Parkway, AZ Community Facilities
                   District No. 1 (Prescott Valley)                                         5.300%    07/15/2025   $       422,516
----------------------------------------------------------------------------------------------------------------------------------
         350,000   Parkway, AZ Community Facilities District
                   No. 1 (Prescott Valley)                                                  5.350     07/15/2031           351,845
----------------------------------------------------------------------------------------------------------------------------------
       3,275,000   Phoenix, AZ IDA (America West Airlines) 4                                6.250     06/01/2019         3,334,409
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Phoenix, AZ IDA (America West Airlines) 4                                6.300     04/01/2023         7,581,450
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Phoenix, AZ IDA (Crossroads Apartments)                                  5.200     12/15/2021            50,528
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)                        6.250     07/01/2036         1,697,157
----------------------------------------------------------------------------------------------------------------------------------
       1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)                                  5.875     11/01/2037         1,853,169
----------------------------------------------------------------------------------------------------------------------------------
       1,450,000   Phoenix, AZ IDA (Royal Paper Converting)                                 7.000     03/01/2014         1,469,010
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Pima County, AZ Devel. Authority (Tucson Electric
                   Power Company)                                                           6.100     09/01/2025           225,137
----------------------------------------------------------------------------------------------------------------------------------
       2,150,000   Pima County, AZ IDA (Christian Senior Living)                            5.050     01/01/2037         2,023,043
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Pima County, AZ IDA (Desert Technology Schools)                          6.375     02/01/2014           407,440
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Pima County, AZ IDA (Desert Technology Schools)                          7.000     02/01/2024         1,022,720
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Pima County, AZ IDA (Facility Choice Education
                   & Devel. Corp.)                                                          6.250     06/01/2026         1,290,513
----------------------------------------------------------------------------------------------------------------------------------
       2,350,000   Pima County, AZ IDA (Facility Choice Education
                   & Devel. Corp.)                                                          6.375     06/01/2036         2,427,386
----------------------------------------------------------------------------------------------------------------------------------
       3,410,000   Pima County, AZ IDA (Global Water Resources)                             5.450     12/01/2017         3,347,733
----------------------------------------------------------------------------------------------------------------------------------
       2,215,000   Pima County, AZ IDA (Global Water Resources)                             5.600     12/01/2022         2,165,805
----------------------------------------------------------------------------------------------------------------------------------
      11,100,000   Pima County, AZ IDA (Global Water Resources)                             5.750     12/01/2032        10,830,159
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                             6.750     04/01/2036         1,578,630
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Pima County, AZ IDA (Paradise Education Center)                          5.875     06/01/2022           253,240
----------------------------------------------------------------------------------------------------------------------------------
         550,000   Pima County, AZ IDA (Paradise Education Center)                          6.000     06/01/2036           556,144
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Pima County, AZ IDA (Single Family Mtg.)                                 6.200     11/01/2030           210,160
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   Pima County, AZ IDA (Sonoran Science Academy)                            5.670     12/01/2027         1,560,112
----------------------------------------------------------------------------------------------------------------------------------
       1,960,000   Pima County, AZ IDA (Sonoran Science Academy)                            5.750     12/01/2037         1,895,712
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Pinal County, AZ IDA (San Manuel Facility)                               6.250     06/01/2026         1,788,782
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Quail Creek, AZ Community Facilities District                            5.550     07/15/2030         1,525,455
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   San Luis, AZ Facility Devel. Corp. (Regional
                   Detention Center)                                                        7.250     05/01/2027         1,007,680
----------------------------------------------------------------------------------------------------------------------------------
         265,000   Show Low Bluff, AZ Community Facilities District                         5.600     07/01/2031           259,416
----------------------------------------------------------------------------------------------------------------------------------
         300,000   Show Low Bluff, AZ Community Facilities District
                   Special Assessment                                                       5.200     07/01/2017           297,081
----------------------------------------------------------------------------------------------------------------------------------
      11,825,000   Somerton, AZ IDA (Bienestar)                                             5.750     07/01/2017        11,802,533
----------------------------------------------------------------------------------------------------------------------------------
         555,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                      6.000     07/01/2021           571,717
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                      6.200     01/01/2034            91,642
----------------------------------------------------------------------------------------------------------------------------------
         775,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                      6.350     01/01/2034           783,192
----------------------------------------------------------------------------------------------------------------------------------
       2,360,000   Tucson, AZ IDA (Casa De Eneanto)                                         5.300     07/20/2042         2,390,043
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Tucson, AZ IDA (Joint Single Family Mtg.)                                5.000     01/01/2039           797,072

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

ARIZONA Continued
$      4,000,000   Verrado, AZ Community Facilities District No. 1                          5.350%    07/15/2031   $     4,021,080
----------------------------------------------------------------------------------------------------------------------------------
      10,200,000   Yavapai County, AZ IDA Solid Waste Disposal
                   (Waste Management) 1                                                     4.900     03/01/2028         9,735,135
                                                                                                                   ---------------
                                                                                                                       422,899,308
----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.3%
         480,000   Calhoun County, AR Solid Waste Disposal
                   (Georgia-Pacific Corp.)                                                  6.375     11/01/2026           492,610
----------------------------------------------------------------------------------------------------------------------------------
       7,700,000   Cave Springs, AR Municipal Property (Creeks Special
                   Sewer District)                                                          6.250     02/01/2038         7,713,629
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Grand Prairie, AR Water Users Board                                      5.900     07/01/2022            50,323
----------------------------------------------------------------------------------------------------------------------------------
       1,345,000   Little River County, AR (Georgia-Pacific Corp.)                          5.600     10/01/2026         1,333,810
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Little Rock, AR Municipal Property Owners                                5.250     03/01/2023           370,466
----------------------------------------------------------------------------------------------------------------------------------
         575,000   Little Rock, AR Municipal Property Owners                                5.350     03/01/2032           568,388
----------------------------------------------------------------------------------------------------------------------------------
       8,440,000   North Little Rock, AR Residential Hsg. Facilities Board
                   (Ridgeview Apartments) 1                                                 5.600     08/20/2045         8,672,058
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pine Bluff, AR (International Paper Company)                             5.550     08/15/2022            25,253
----------------------------------------------------------------------------------------------------------------------------------
       5,460,000   Sebastian County, AR Health Facilities Board (Sparks
                   Regional Medical Center)                                                 5.625     11/01/2031         5,166,252
                                                                                                                   ---------------
                                                                                                                        24,392,789
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--14.9%
         715,000   Azusa, CA Special Tax Community Facilities
                   District No. 05-1                                                        5.000     09/01/2027           709,151
----------------------------------------------------------------------------------------------------------------------------------
       1,840,000   Azusa, CA Special Tax Community Facilities
                   District No. 05-1                                                        5.000     09/01/2037         1,804,838
----------------------------------------------------------------------------------------------------------------------------------
         415,000   Bakersfield, CA Improvement Bond Act 1915                                5.100     09/02/2021           418,532
----------------------------------------------------------------------------------------------------------------------------------
       1,325,000   Bakersfield, CA Improvement Bond Act 1915                                5.125     09/02/2026         1,327,080
----------------------------------------------------------------------------------------------------------------------------------
      60,110,000   CA County Tobacco Securitization Agency                                  6.118 5   06/01/2046         6,664,997
----------------------------------------------------------------------------------------------------------------------------------
      75,000,000   CA County Tobacco Securitization Agency                                  6.300 5   06/01/2055         3,867,750
----------------------------------------------------------------------------------------------------------------------------------
     127,310,000   CA County Tobacco Securitization Agency                                  6.489 5   06/01/2046        11,347,140
----------------------------------------------------------------------------------------------------------------------------------
     107,400,000   CA County Tobacco Securitization Agency                                  6.619 5   06/01/2050         6,619,062
----------------------------------------------------------------------------------------------------------------------------------
      33,920,000   CA County Tobacco Securitization Agency                                  6.650 5   06/01/2046         2,846,566
----------------------------------------------------------------------------------------------------------------------------------
     215,100,000   CA County Tobacco Securitization Agency                                  7.000 5   06/01/2055         8,517,960
----------------------------------------------------------------------------------------------------------------------------------
     246,760,000   CA County Tobacco Securitization Agency                                  7.477 5   06/01/2055         7,565,662
----------------------------------------------------------------------------------------------------------------------------------
      36,000,000   CA County Tobacco Securitization Agency (TASC)                           0.000 8   06/01/2041        31,258,080
----------------------------------------------------------------------------------------------------------------------------------
      56,530,000   CA County Tobacco Securitization Agency (TASC)                           0.000 8   06/01/2046        49,238,195
----------------------------------------------------------------------------------------------------------------------------------
         255,000   CA County Tobacco Securitization Agency (TASC)                           5.250     06/01/2045           243,515
----------------------------------------------------------------------------------------------------------------------------------
      19,000,000   CA County Tobacco Securitization Agency (TASC)                           5.250     06/01/2046        18,137,590
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   CA County Tobacco Securitization Agency (TASC)                           5.500     06/01/2033         2,549,125
----------------------------------------------------------------------------------------------------------------------------------
         680,000   CA County Tobacco Securitization Agency (TASC)                           5.750     06/01/2029           699,108
----------------------------------------------------------------------------------------------------------------------------------
         235,000   CA County Tobacco Securitization Agency (TASC)                           5.875     06/01/2027           243,867

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$      2,610,000   CA County Tobacco Securitization Agency (TASC)                           5.875%    06/01/2035   $     2,694,903
----------------------------------------------------------------------------------------------------------------------------------
       7,285,000   CA County Tobacco Securitization Agency (TASC)                           5.875     06/01/2043         7,496,265
----------------------------------------------------------------------------------------------------------------------------------
       2,930,000   CA County Tobacco Securitization Agency (TASC)                           6.000     06/01/2042         3,037,033
----------------------------------------------------------------------------------------------------------------------------------
         155,000   CA County Tobacco Securitization Agency (TASC)                           6.000     06/01/2043           170,255
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   CA County Tobacco Securitization Agency (TASC)                           6.125     06/01/2038         5,215,600
----------------------------------------------------------------------------------------------------------------------------------
     318,250,000   CA County Tobacco Securitization Agency (TASC)                           6.315 5   06/01/2050        23,849,655
----------------------------------------------------------------------------------------------------------------------------------
      57,000,000   CA County Tobacco Securitization Agency (TASC)                           6.400 5   06/01/2046         5,572,320
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   CA GO 1                                                                  4.750     12/01/2018         9,174,015
----------------------------------------------------------------------------------------------------------------------------------
      21,000,000   CA GO 1                                                                  4.900     12/01/2025        21,253,470
----------------------------------------------------------------------------------------------------------------------------------
      57,500,000   CA GO 1                                                                  5.050     12/01/2036        57,928,950
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   CA GO 1                                                                  5.000     06/01/2037        10,277,050
----------------------------------------------------------------------------------------------------------------------------------
     265,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 1,6                  5.750     06/01/2047       273,301,207
----------------------------------------------------------------------------------------------------------------------------------
     122,060,000   CA Golden State Tobacco Securitization Corp. (TASC)                      5.000     06/01/2045       122,798,463
----------------------------------------------------------------------------------------------------------------------------------
      44,650,000   CA Golden State Tobacco Securitization Corp. (TASC)                      5.125     06/01/2047        41,715,156
----------------------------------------------------------------------------------------------------------------------------------
   1,071,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                      5.899 5   06/01/2047       107,432,010
----------------------------------------------------------------------------------------------------------------------------------
     340,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                      6.000 5   06/01/2047        32,626,400
----------------------------------------------------------------------------------------------------------------------------------
       6,250,000   CA Pollution Control Financing Authority
                   (Browning-Ferris Industries)                                             6.750     09/01/2019         6,255,125
----------------------------------------------------------------------------------------------------------------------------------
      25,575,000   CA Pollution Control Financing Authority
                   (Browning-Ferris Industries)                                             6.875     11/01/2027        25,712,338
----------------------------------------------------------------------------------------------------------------------------------
       2,980,000   CA Pollution Control Financing Authority
                   (General Motors Corp.)                                                   5.500     04/01/2008         2,974,815
----------------------------------------------------------------------------------------------------------------------------------
       4,815,000   CA Statewide CDA (Aspire Public Schools)                                 7.250     08/01/2031         4,960,172
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   CA Statewide CDA (East Valley Tourist)                                   9.250     10/01/2020        14,040,260
----------------------------------------------------------------------------------------------------------------------------------
      14,400,000   CA Statewide CDA (Fairfield Apartments) 9                                7.250     01/01/2035         8,693,856
----------------------------------------------------------------------------------------------------------------------------------
     555,300,000   CA Statewide Financing Authority Tobacco Settlement                      7.001 5   06/01/2055        21,989,880
----------------------------------------------------------------------------------------------------------------------------------
     260,000,000   CA Statewide Financing Authority Tobacco Settlement                      7.876 5   06/01/2055         7,053,800
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   CA Statewide Financing Authority Tobacco
                   Settlement (TASC)                                                        6.000     05/01/2037         4,667,580
----------------------------------------------------------------------------------------------------------------------------------
         100,000   CA Statewide Financing Authority Tobacco
                   Settlement (TASC)                                                        6.000     05/01/2043           103,596
----------------------------------------------------------------------------------------------------------------------------------
       1,405,000   CA Statewide Financing Authority Tobacco
                   Settlement (TASC)                                                        6.000     05/01/2043         1,455,524
----------------------------------------------------------------------------------------------------------------------------------
       3,875,000   CA Valley Health System COP                                              6.875     05/15/2023         3,880,464
----------------------------------------------------------------------------------------------------------------------------------
       1,380,000   Lathrop, CA Special Tax Community Facilities
                   District No. 03-2 4                                                      7.000     09/01/2033         1,423,180
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   Long Beach, CA Harbor 1                                                  5.200     05/15/2027        13,499,395
----------------------------------------------------------------------------------------------------------------------------------
       5,700,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Air Canada)                                                       8.750     10/01/2014         5,443,842
----------------------------------------------------------------------------------------------------------------------------------
       2,160,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (American Airlines) 4                                              7.500     12/01/2024         2,389,133

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$      1,710,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Continental Airlines) 4                                           5.650%    08/01/2017   $     1,670,499
----------------------------------------------------------------------------------------------------------------------------------
       1,135,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Delta Airlines) 4                                                 6.350     11/01/2025         1,134,614
----------------------------------------------------------------------------------------------------------------------------------
      13,415,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Delta-Continental Airlines) 6                                     9.250     08/01/2024        13,685,983
----------------------------------------------------------------------------------------------------------------------------------
     155,000,000   Northern CA Gas Authority 1                                              4.311 2   07/01/2027       151,900,000
----------------------------------------------------------------------------------------------------------------------------------
     115,975,000   Northern CA Tobacco Securitization Authority (TASC)                      6.375 5   06/01/2045        12,767,688
----------------------------------------------------------------------------------------------------------------------------------
       5,925,000   Palm Desert, CA Improvement Bond Act 1915                                5.100     09/02/2037         5,725,861
----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   San Diego County, CA COP                                                 5.700     02/01/2028         2,199,736
----------------------------------------------------------------------------------------------------------------------------------
      45,440,000   Southern CA Tobacco Securitization Authority                             5.125     06/01/2046        42,474,586
----------------------------------------------------------------------------------------------------------------------------------
     175,550,000   Southern CA Tobacco Securitization Authority                             6.250 5   06/01/2046        16,656,184
----------------------------------------------------------------------------------------------------------------------------------
      41,325,000   Southern CA Tobacco Securitization Authority                             6.400 5   06/01/2046         3,695,282
----------------------------------------------------------------------------------------------------------------------------------
     143,080,000   Southern CA Tobacco Securitization Authority                             7.100 5   06/01/2046        10,059,955
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Southern CA Tobacco Securitization Authority (TASC)                      5.000     06/01/2037           116,138
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Stockton, CA Public Financing Authority, Series A                        5.250     09/01/2031         3,083,850
----------------------------------------------------------------------------------------------------------------------------------
       2,860,000   Stockton, CA Public Financing Authority, Series A                        5.250     09/01/2034         2,935,733
----------------------------------------------------------------------------------------------------------------------------------
       5,425,000   Temecula, CA Public Financing Authority Community
                   Facilities District (Roripaugh)                                          5.450     09/01/2026         5,044,708
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Temecula, CA Public Financing Authority Community
                   Facilities District (Roripaugh)                                          5.500     09/01/2036         3,647,120
----------------------------------------------------------------------------------------------------------------------------------
       2,680,000   Val Verde, CA Unified School District Special Tax                        5.450     09/01/2036         2,758,444
                                                                                                                   ---------------
                                                                                                                     1,282,700,311
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--3.5%
       1,000,000   Andonea, CO Metropolitan District No. 2                                  6.125     12/01/2025         1,033,480
----------------------------------------------------------------------------------------------------------------------------------
       2,380,000   Andonea, CO Metropolitan District No. 3                                  6.250     12/01/2035         2,463,252
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Arista, CO Metropolitan District                                         6.750     12/01/2035         5,321,750
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Aurora, CO Single Tree Metropolitan District                             5.500     11/15/2031         1,509,060
----------------------------------------------------------------------------------------------------------------------------------
       2,620,000   Beacon Point, CO Metropolitan District                                   6.125     12/01/2025         2,707,718
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Beacon Point, CO Metropolitan District                                   6.250     12/01/2035         2,055,300
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Bent County, CO School District No. RE-2
                   (McClave) COP                                                            5.000     12/01/2026           378,529
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Castle Oaks, CO Metropolitan District                                    6.000     12/01/2025         1,025,250
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Castle Oaks, CO Metropolitan District                                    6.125     12/01/2035         1,529,235
----------------------------------------------------------------------------------------------------------------------------------
       5,920,000   Central Marksheffel, CO Metropolitan District                            7.250     12/01/2029         6,320,606
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   CO Educational & Cultural Facilities Authority
                   (Banning Lewis Ranch Academy)                                            6.125     12/15/2035         1,532,025
----------------------------------------------------------------------------------------------------------------------------------
         680,000   CO Educational & Cultural Facilities Authority
                   (Carbon Valley Academy Charter School)                                   5.625     12/01/2036           683,618
----------------------------------------------------------------------------------------------------------------------------------
       2,475,000   CO Educational & Cultural Facilities Authority
                   (Inn at Auraria)                                                         5.375     07/01/2015         2,481,212

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

COLORADO Continued
$     24,295,000   CO Educational & Cultural Facilities Authority
                   (Inn at Auraria)                                                         6.000%    07/01/2042   $    24,592,128
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   CO Health Facilities Authority (Christian Living
                   Communities)                                                             5.750     01/01/2037         2,047,340
----------------------------------------------------------------------------------------------------------------------------------
       1,225,000   CO Health Facilities Authority Health & Residential
                   Care Facilities (Volunteers of America)                                  5.300     07/01/2037         1,200,451
----------------------------------------------------------------------------------------------------------------------------------
         405,000   CO Hsg. & Finance Authority                                              6.400     11/01/2024           413,695
----------------------------------------------------------------------------------------------------------------------------------
         690,000   CO Hsg. & Finance Authority 4                                            6.450     04/01/2030           723,686
----------------------------------------------------------------------------------------------------------------------------------
         735,000   CO Hsg. & Finance Authority                                              7.000     02/01/2030           771,081
----------------------------------------------------------------------------------------------------------------------------------
         170,000   CO Hsg. & Finance Authority                                              7.050     04/01/2031           178,566
----------------------------------------------------------------------------------------------------------------------------------
         675,000   CO Hsg. & Finance Authority                                              7.050     04/01/2031           709,013
----------------------------------------------------------------------------------------------------------------------------------
         695,000   CO Hsg. & Finance Authority                                              7.250     10/01/2031           709,359
----------------------------------------------------------------------------------------------------------------------------------
         435,000   CO Hsg. & Finance Authority                                              8.400     10/01/2021           459,182
----------------------------------------------------------------------------------------------------------------------------------
          15,000   CO Hsg. & Finance Authority (Single Family)                              6.500     11/01/2029            15,317
----------------------------------------------------------------------------------------------------------------------------------
          40,000   CO Hsg. & Finance Authority (Single Family)                              6.800     04/01/2030            40,978
----------------------------------------------------------------------------------------------------------------------------------
       2,040,000   CO Hsg. & Finance Authority (Single Family) 4                            6.800     02/01/2031         2,152,282
----------------------------------------------------------------------------------------------------------------------------------
          80,000   CO Hsg. & Finance Authority (Single Family)                              7.000     05/01/2026            82,109
----------------------------------------------------------------------------------------------------------------------------------
          74,000   CO Hsg. & Finance Authority (Single Family)                              7.250     05/01/2027            76,059
----------------------------------------------------------------------------------------------------------------------------------
           5,000   CO Hsg. & Finance Authority (Single Family)                              7.375     06/01/2026             5,140
----------------------------------------------------------------------------------------------------------------------------------
         400,000   CO Hsg. & Finance Authority, Series C-2                                  6.600     08/01/2032           420,376
----------------------------------------------------------------------------------------------------------------------------------
         380,000   CO Hsg. & Finance Authority, Series C-2                                  6.875     11/01/2028           384,682
----------------------------------------------------------------------------------------------------------------------------------
       7,050,000   CO International Center Metropolitan District No. 3                      6.500     12/01/2035         7,300,416
----------------------------------------------------------------------------------------------------------------------------------
         215,000   Colorado Springs, CO Utilities                                           5.000     11/15/2043           219,577
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Confluence, CO Metropolitan District                                     5.400     12/01/2027           983,560
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Confluence, CO Metropolitan District                                     5.450     12/01/2034           735,833
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Copperleaf, CO Metropolitan District No. 2                               5.850     12/01/2026         1,021,830
----------------------------------------------------------------------------------------------------------------------------------
       1,850,000   Copperleaf, CO Metropolitan District No. 2                               5.950     12/01/2036         1,864,967
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Crystal Crossing, CO Metropolitan District                               6.000     12/01/2036         1,116,764
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Denver, CO City & County Airport 1                                       5.000     11/15/2025         8,282,080
----------------------------------------------------------------------------------------------------------------------------------
         545,000   Denver, CO City & County Airport                                         5.000     11/15/2025           551,213
----------------------------------------------------------------------------------------------------------------------------------
         195,000   Denver, CO City & County Airport                                         5.000     11/15/2031           195,684
----------------------------------------------------------------------------------------------------------------------------------
      28,500,000   Denver, CO City & County Airport Special Facilities
                   (United Air Lines)                                                       5.250     10/01/2032        27,650,130
----------------------------------------------------------------------------------------------------------------------------------
      22,000,000   Denver, CO City & County Airport Special Facilities
                   (United Air Lines)                                                       5.750     10/01/2032        22,620,620
----------------------------------------------------------------------------------------------------------------------------------
      40,000,000   Denver, CO Convention Center Hotel Authority 1                           5.000     12/01/2035        41,298,200
----------------------------------------------------------------------------------------------------------------------------------
       1,355,000   Denver, CO Urban Renewal Authority                                       9.125     09/01/2017         1,371,260
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Eagle County, CO Airport Terminal Corp.                                  5.250     05/01/2020           373,073
----------------------------------------------------------------------------------------------------------------------------------
       1,335,000   Elbert & Highway 86, CO Metropolitan District                            5.750     12/01/2036         1,304,375
----------------------------------------------------------------------------------------------------------------------------------
       2,475,000   Elkhorn Ranch, CO Metropolitan District 4                                6.375     12/01/2035         2,573,555

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

COLORADO Continued
$        560,000   Fairplay, CO Sanitation District                                         5.250%    12/15/2031   $       546,062
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Fallbrook, CO Metropolitan District                                      5.625     12/01/2026           694,729
----------------------------------------------------------------------------------------------------------------------------------
       2,960,000   Heritage Todd Creek, CO Metropolitan District                            5.500     12/01/2037         2,868,536
----------------------------------------------------------------------------------------------------------------------------------
       3,625,000   High Plains, CO Metropolitan District                                    6.125     12/01/2025         3,707,650
----------------------------------------------------------------------------------------------------------------------------------
       6,625,000   High Plains, CO Metropolitan District                                    6.250     12/01/2035         6,786,186
----------------------------------------------------------------------------------------------------------------------------------
       3,725,000   Highline Business Improvement District (Littleton, CO) 6,9               5.250     12/15/2019         1,974,250
----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Horse Creek, CO Metropolitan District                                    5.750     12/01/2036         1,034,242
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Huntington Trails, CO Metropolitan District                              6.250     12/01/2036           517,265
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Lambertson Farms, CO Metropolitan District No. 1 4                       6.100     12/01/2035         3,668,063
----------------------------------------------------------------------------------------------------------------------------------
       1,145,000   Liberty Ranch, CO Metropolitan District                                  6.250     12/01/2036         1,182,877
----------------------------------------------------------------------------------------------------------------------------------
      11,000,000   Lincoln Park, CO Metropolitan District                                   7.750     12/01/2026        11,856,790
----------------------------------------------------------------------------------------------------------------------------------
       1,875,000   Madre, CO Metropolitan District No. 2 4                                  5.500     12/01/2036         1,825,613
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   Mountain Shadows, CO Metropolitan District 4                             5.625     12/01/2037         1,742,652
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Murphy Creek, CO Metropolitan District No. 3                             6.000     12/01/2026         3,079,770
----------------------------------------------------------------------------------------------------------------------------------
       9,060,000   Murphy Creek, CO Metropolitan District No. 3                             6.125     12/01/2035         9,302,717
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   North Range, CO Metropolitan District No. 2                              5.500     12/15/2037           990,450
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Northwest CO Metropolitan District No. 3                                 6.125     12/01/2025         4,653,675
----------------------------------------------------------------------------------------------------------------------------------
       5,625,000   Northwest CO Metropolitan District No. 3                                 6.250     12/01/2035         5,825,531
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Park Meadows, CO Business Improvement District                           5.300     12/01/2027           600,192
----------------------------------------------------------------------------------------------------------------------------------
      17,640,000   Park Valley, CO Water & Sanitation Metropolitan District                 6.000 5   12/15/2017         9,548,532
----------------------------------------------------------------------------------------------------------------------------------
         850,000   Prairie Center, CO Metropolitan District No. 3                           5.250     12/15/2021           828,606
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Prairie Center, CO Metropolitan District No. 3                           5.400     12/15/2031         1,203,225
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Prairie Center, CO Metropolitan District No. 3                           5.400     12/15/2031           962,580
----------------------------------------------------------------------------------------------------------------------------------
       2,275,000   Regency, CO Metropolitan District                                        5.750     12/01/2036         2,270,314
----------------------------------------------------------------------------------------------------------------------------------
       1,320,000   Silver Peaks, CO Metropolitan District                                   5.750     12/01/2036         1,289,719
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Sorrell Ranch, CO Metropolitan District                                  5.750     12/01/2036         1,501,470
----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   Sorrell Ranch, CO Metropolitan District                                  6.750     12/15/2036         1,735,868
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Southlands, CO Medical District                                          7.000     12/01/2024         1,187,360
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Southlands, CO Medical District                                          7.125     12/01/2034         2,389,060
----------------------------------------------------------------------------------------------------------------------------------
       1,330,000   Stoneridge, CO Metropolitan District                                     5.625     12/01/2036         1,332,474
----------------------------------------------------------------------------------------------------------------------------------
       2,065,000   Tallgrass, CO Metropolitan District                                      5.250     12/01/2037         1,958,508
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Tallyns Reach, CO Metropolitan District No. 3                            5.200     12/01/2036           479,295
----------------------------------------------------------------------------------------------------------------------------------
         655,000   Todd Creek Farms, CO Metropolitan District No. 1                         6.125     12/01/2019           681,174
----------------------------------------------------------------------------------------------------------------------------------
         695,000   Traditions, CO Metropolitan District No. 2                               5.750     12/01/2036           681,899
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Wheatlands, CO Metropolitan District                                     6.000     12/01/2025         1,028,540
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Wheatlands, CO Metropolitan District                                     6.125     12/01/2035         3,090,180
----------------------------------------------------------------------------------------------------------------------------------
       1,550,000   Wildgrass, CO Metropolitan District                                      6.200     12/01/2034         1,617,317
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Woodmen Heights, CO Metropolitan District No. 1                          6.750     12/01/2020           787,635
----------------------------------------------------------------------------------------------------------------------------------
      12,250,000   Woodmen Heights, CO Metropolitan District No. 1                          7.000     12/01/2030        12,899,250

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

COLORADO Continued
$      1,000,000   Wyndham Hill, CO Metropolitan District                                   6.250%    12/01/2025   $     1,038,340
----------------------------------------------------------------------------------------------------------------------------------
       2,450,000   Wyndham Hill, CO Metropolitan District                                   6.375     12/01/2035         2,547,559
                                                                                                                   ---------------
                                                                                                                       297,401,771
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
          50,000   CT Devel. Authority (Aquarion Water Company
                   of Connecticut)                                                          6.000     09/01/2036            50,848
----------------------------------------------------------------------------------------------------------------------------------
          25,000   CT Devel. Authority (Bridgeport Hydraulic Company)                       6.150     04/01/2035            25,533
----------------------------------------------------------------------------------------------------------------------------------
          55,000   CT Devel. Authority (Bridgeport Hydraulic Company)                       6.150     04/01/2035            56,187
----------------------------------------------------------------------------------------------------------------------------------
         165,667   CT Devel. Authority (East Hills Woods)                                   7.750     11/01/2017           164,656
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   CT Devel. Authority Airport Facility (Learjet) 4                         7.950     04/01/2026         1,768,500
----------------------------------------------------------------------------------------------------------------------------------
         470,000   CT Devel. Authority Pollution Control (Connecticut
                   Light & Power Company)                                                   5.850     09/01/2028           485,623
----------------------------------------------------------------------------------------------------------------------------------
       8,275,000   CT Devel. Authority Pollution Control (Connecticut
                   Light & Power Company)                                                   5.950     09/01/2028         8,543,607
----------------------------------------------------------------------------------------------------------------------------------
      15,590,000   CT Devel. Authority Pollution Control (Western
                   Massachusetts Electric Company)                                          5.850     09/01/2028        16,108,212
----------------------------------------------------------------------------------------------------------------------------------
         125,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                   Foundation Obligated Group)                                              6.500     07/01/2012           127,604
----------------------------------------------------------------------------------------------------------------------------------
          20,000   CT H&EFA (St. Mary's Hospital Corp.)                                     5.500     07/01/2012            19,733
----------------------------------------------------------------------------------------------------------------------------------
         235,000   CT H&EFA (Windham Community Memorial Hospital)                           6.000     07/01/2020           238,227
----------------------------------------------------------------------------------------------------------------------------------
       5,800,000   CT HFA                                                                   5.150     05/15/2038         5,859,566
----------------------------------------------------------------------------------------------------------------------------------
          80,000   CT HFA                                                                   6.300     11/15/2017            81,786
----------------------------------------------------------------------------------------------------------------------------------
       9,020,000   CT Resource Recovery Authority
                   (Browning-Ferris Industries)                                             6.450     11/15/2022         9,156,112
----------------------------------------------------------------------------------------------------------------------------------
         270,000   Eastern CT Res Rec (Wheelabrator Lisbon)                                 5.500     01/01/2020           270,702
----------------------------------------------------------------------------------------------------------------------------------
       2,975,000   Georgetown, CT Special Taxing District                                   5.125     10/01/2036         2,891,462
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Mashantucket, CT Western Pequot Tribe, Series B                          5.500     09/01/2036         3,826,350
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Mashantucket, CT Western Pequot Tribe, Series B                          5.750     09/01/2027         1,769,548
----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   New Britain, CT Senior Citizens Hsg. (Nathan
                   Hale Apartments)                                                         6.875     07/01/2024         1,331,954
----------------------------------------------------------------------------------------------------------------------------------
       1,710,000   West Haven, CT Hsg. Authority (Meadow Landing
                   Apartments)                                                              6.000     01/01/2028         1,788,404
----------------------------------------------------------------------------------------------------------------------------------
         635,000   West Haven, CT Hsg. Authority (Meadow Landing
                   Apartments)                                                              6.000     01/01/2033           661,340
                                                                                                                   ---------------
                                                                                                                        55,225,954
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
       1,810,000   DE EDA (General Motors Corp.) 4                                          5.600     04/01/2009         1,800,751
----------------------------------------------------------------------------------------------------------------------------------
         295,000   DE EDA (Peninsula United Methodist Homes)                                6.300     05/01/2022           299,095
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   DE Hsg. Authority (Single Family Mtg.)                                   5.000     07/01/2048         2,919,900
----------------------------------------------------------------------------------------------------------------------------------
          15,000   DE Hsg. Authority (Single Family Mtg.)                                   6.000     07/01/2018            15,239
----------------------------------------------------------------------------------------------------------------------------------
          55,000   DE Hsg. Authority (Single Family Mtg.)                                   6.000     07/01/2032            56,228

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

DELAWARE Continued
$      6,939,000   Millsboro, DE Special Obligation (Plantation Lakes)                      5.450%    07/01/2036   $     6,824,576
----------------------------------------------------------------------------------------------------------------------------------
         200,000   New Castle County, DE Pollution Control (General
                   Motors Corp.)                                                            7.000 2   10/01/2008           200,000
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Wilmington, DE GO                                                        6.200     10/01/2016            25,541
                                                                                                                   ---------------
                                                                                                                        12,141,330
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--3.0%
         110,000   District of Columbia HFA (Benning Road Apartments)                       6.300     01/01/2012           110,111
----------------------------------------------------------------------------------------------------------------------------------
      10,380,000   District of Columbia HFA (Shipley Park Apartments) 1                     4.800     06/01/2038        10,100,934
----------------------------------------------------------------------------------------------------------------------------------
         125,000   District of Columbia Tobacco Settlement Financing Corp.                  6.250     05/15/2024           131,866
----------------------------------------------------------------------------------------------------------------------------------
      10,300,000   District of Columbia Tobacco Settlement Financing Corp.                  6.500     05/15/2033        11,916,894
----------------------------------------------------------------------------------------------------------------------------------
      32,680,000   District of Columbia Tobacco Settlement Financing Corp.                  6.750     05/15/2040        34,940,476
----------------------------------------------------------------------------------------------------------------------------------
     435,000,000   District of Columbia Tobacco Settlement Financing Corp.
                   (TASC)                                                                   6.250 5   06/15/2046        41,499,000
----------------------------------------------------------------------------------------------------------------------------------
   1,348,680,000   District of Columbia Tobacco Settlement Financing Corp.
                   (TASC)                                                                   6.873 5   06/15/2055        56,091,601
----------------------------------------------------------------------------------------------------------------------------------
   1,055,000,000   District of Columbia Tobacco Settlement Financing Corp.
                   (TASC)                                                                   7.250 5   06/15/2055        36,123,200
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Metropolitan Washington D.C. Airport Authority                           5.000     10/01/2033            20,285
----------------------------------------------------------------------------------------------------------------------------------
      12,270,000   Metropolitan Washington D.C. Airport Authority, Series A 1               4.750     10/01/2018        12,532,578
----------------------------------------------------------------------------------------------------------------------------------
      12,300,000   Metropolitan Washington D.C. Airport Authority, Series A 1               4.750     10/01/2019        12,563,220
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.000     10/01/2035         5,086,875
----------------------------------------------------------------------------------------------------------------------------------
       8,230,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.125     10/01/2029         8,427,403
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.250     10/01/2020         1,787,450
----------------------------------------------------------------------------------------------------------------------------------
      22,300,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.250     10/01/2032        22,948,149
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Metropolitan Washington D.C. Airport Authority, Series B 1               5.000     10/01/2034         5,078,825
                                                                                                                   ---------------
                                                                                                                       259,358,867
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--14.4%
       1,250,000   Aberdeen, FL Community Devel. District                                   5.250     11/01/2015         1,236,313
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Aberdeen, FL Community Devel. District                                   5.500     11/01/2011           482,328
----------------------------------------------------------------------------------------------------------------------------------
       7,015,000   Aberdeen, FL Community Devel. District                                   5.500     05/01/2036         6,939,378
----------------------------------------------------------------------------------------------------------------------------------
       1,895,000   Amelia Walk, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2037         1,874,288
----------------------------------------------------------------------------------------------------------------------------------
       5,350,000   Amelia, FL Concourse Community Devel. District                           5.750     05/01/2038         5,363,696
----------------------------------------------------------------------------------------------------------------------------------
      14,000,000   Arborwood, FL Community Devel. District (Centex Homes)                   5.250     05/01/2016        13,855,800
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   Arlington Ridge, FL Community Devel. District                            5.500     05/01/2036         4,154,724
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Ave Maria Stewardship, FL Community Devel. District                      5.125     05/01/2038         2,083,028
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Avelar Creek, FL Community Devel. District                               5.375     05/01/2036         2,185,695
----------------------------------------------------------------------------------------------------------------------------------
       1,205,000   Avignon Villages, FL Community Devel. District                           5.300     05/01/2014         1,189,853
----------------------------------------------------------------------------------------------------------------------------------
         770,000   Avignon Villages, FL Community Devel. District                           5.400     05/01/2037           735,004
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Bahia Lakes, FL Community Devel. District                                5.450     05/01/2037           981,850

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$      2,620,000   Bainebridge, FL Community Devel. District                                5.500%    05/01/2038   $     2,564,613
----------------------------------------------------------------------------------------------------------------------------------
       2,740,000   Bartram Park, FL Community Devel. District                               5.300     05/01/2035         2,652,758
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Bayshore, FL Hsg. Corp.                                                  8.000     12/01/2016           184,786
----------------------------------------------------------------------------------------------------------------------------------
       4,800,000   Baywinds, FL Community Devel. District                                   4.900     05/01/2012         4,736,736
----------------------------------------------------------------------------------------------------------------------------------
       6,230,000   Baywinds, FL Community Devel. District                                   5.250     05/01/2037         5,868,162
----------------------------------------------------------------------------------------------------------------------------------
       1,955,000   Beacon, FL Tradeport Community Devel. District                           7.250     05/01/2033         2,089,172
----------------------------------------------------------------------------------------------------------------------------------
      11,000,000   Beacon, FL Tradeport Community Devel. District 1                         5.625     05/01/2032        11,507,430
----------------------------------------------------------------------------------------------------------------------------------
       9,955,000   Bella Verde, FL Golf Community Devel. District                           4.800     12/18/2007         9,935,787
----------------------------------------------------------------------------------------------------------------------------------
       7,625,000   Bonnet Creek, FL Resort Community Devel. District
                   Special Assessment                                                       7.500     05/01/2034         8,258,104
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Broward County, FL Educational Facilities Authority
                   (Nova Southeastern University) 1                                         5.000     04/01/2036        10,271,800
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Broward County, FL Educational Facilities Authority
                   (Pompano Oaks Apartments)                                                6.000     12/01/2027            76,273
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Broward County, FL HFA (Cross Keys Apartments)                           5.750     10/01/2028            25,203
----------------------------------------------------------------------------------------------------------------------------------
         160,000   Broward County, FL HFA (Heron Pointe Apartments)                         5.700     11/01/2029           160,958
----------------------------------------------------------------------------------------------------------------------------------
      12,475,000   Broward County, FL HFA (Pembroke Village Apartments)                     7.000     06/01/2046        12,400,774
----------------------------------------------------------------------------------------------------------------------------------
       1,310,000   Broward County, FL HFA (Single Family)                                   5.000     10/01/2039         1,306,162
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Broward County, FL HFA (Stirling Apartments)                             5.600     10/01/2018            15,144
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Broward County, FL HFA (Stirling Apartments)                             5.750     04/01/2038           127,248
----------------------------------------------------------------------------------------------------------------------------------
         805,000   Broward County, FL Port Facilities                                       5.000     09/01/2027           811,295
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Cascades, FL Groveland Community Devel. District                         5.300     05/01/2036           796,034
----------------------------------------------------------------------------------------------------------------------------------
       1,050,000   Century Gardens, FL Community Devel. District                            5.100     05/01/2037           969,297
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Chapel Creek, FL Community Devel. District Special
                   Assessment                                                               5.200     05/01/2011         2,479,100
----------------------------------------------------------------------------------------------------------------------------------
       3,665,000   Chapel Creek, FL Community Devel. District Special
                   Assessment                                                               5.250     05/01/2015         3,626,811
----------------------------------------------------------------------------------------------------------------------------------
      12,595,000   Chapel Creek, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2038        12,455,573
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   City Center, FL Community Devel. District                                6.000     05/01/2038         4,157,622
----------------------------------------------------------------------------------------------------------------------------------
       1,980,000   City Center, FL Community Devel. District                                6.125     05/01/2036         1,986,811
----------------------------------------------------------------------------------------------------------------------------------
      19,840,000   Clearwater Cay, FL Community Devel. District                             5.500     05/01/2037        19,623,149
----------------------------------------------------------------------------------------------------------------------------------
         265,000   Collier County, FL HFA (Saxon Manor Isles Apartments)                    5.450     03/01/2030           268,331
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Collier County, FL IDA (Allete)                                          6.500     10/01/2025            55,229
----------------------------------------------------------------------------------------------------------------------------------
       4,080,000   Connerton West, FL Community Devel. District                             5.125     05/01/2016         4,040,016
----------------------------------------------------------------------------------------------------------------------------------
       4,370,000   Connerton West, FL Community Devel. District                             5.400     05/01/2038         4,257,691
----------------------------------------------------------------------------------------------------------------------------------
       4,940,000   Copperstone, FL Community Devel. District                                5.200     05/01/2038         4,627,249
----------------------------------------------------------------------------------------------------------------------------------
       7,520,000   Cordoba Ranch, FL Community Devel. District Special
                   Assessment                                                               5.550     05/01/2037         7,427,579
----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   Creekside, FL Community Devel. District                                  5.200     05/01/2038         3,044,243

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$      1,130,000   Crestview II, FL Community Devel. District
                   Special Assessment                                                       5.600%    05/01/2037   $     1,137,266
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   Crosscreek, FL Community Devel. District                                 5.500     05/01/2017         2,595,154
----------------------------------------------------------------------------------------------------------------------------------
       1,280,000   Crosscreek, FL Community Devel. District                                 5.600     05/01/2039         1,238,413
----------------------------------------------------------------------------------------------------------------------------------
       9,685,000   Cypress Creek of Hillsborough County, FL Community
                   Devel. District                                                          5.350     05/01/2037         9,369,366
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Dade City, FL (First Mtg. - Retirement Care)                             8.000     01/01/2025            69,987
----------------------------------------------------------------------------------------------------------------------------------
         385,000   Dade County, FL Aviation (Miami International Airport)                   5.125     10/01/2022           389,416
----------------------------------------------------------------------------------------------------------------------------------
         525,000   Dade County, FL Aviation (Miami International Airport) 4                 5.750     10/01/2018           533,747
----------------------------------------------------------------------------------------------------------------------------------
       2,695,000   Dade County, FL Aviation (Miami International Airport) 4                 5.750     10/01/2026         2,739,899
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Dade County, FL Aviation, Series A                                       5.750     10/01/2011           122,171
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Dade County, FL Guaranteed Entitlement                                   5.832 5   02/01/2018            13,572
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Dade County, FL HFA (Golden Lakes Apartments)                            6.050     11/01/2039            45,221
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Dade County, FL HFA (Siesta Pointe Apartments)                           5.650     09/01/2017            40,353
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Dade County, FL HFA (Siesta Pointe Apartments)                           5.750     09/01/2029            70,474
----------------------------------------------------------------------------------------------------------------------------------
          10,664   Dade County, FL HFA (Single Family Mtg.)                                 6.100     04/01/2027            11,008
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Dade County, FL IDA (Florida Club Care)                                  6.600     01/20/2018            25,050
----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)                     8.000     06/01/2022         1,922,743
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Dade County, FL Res Rec                                                  5.500     10/01/2013           116,533
----------------------------------------------------------------------------------------------------------------------------------
       3,195,000   Durbin Crossing, FL Community Devel. District Special
                   Assessment                                                               5.250     11/01/2015         3,160,015
----------------------------------------------------------------------------------------------------------------------------------
         735,000   East Homestead, FL Community Devel. District                             5.375     05/01/2036           709,907
----------------------------------------------------------------------------------------------------------------------------------
         960,000   East Homestead, FL Community Devel. District                             5.450     11/01/2036           937,440
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Easton Park, FL Community Devel. District                                5.200     05/01/2037         1,054,676
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Edgewater, FL Water & Sewer                                              7.000     10/01/2021             5,013
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Enclave at Black Point Marina, FL Community Devel.
                   District                                                                 5.200     05/01/2014         1,491,795
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Enclave at Black Point Marina, FL Community Devel.
                   District                                                                 5.400     05/01/2037           719,528
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   Escambia County, FL Environmental Improvement
                   (International Paper Company)                                            5.000     08/01/2026         4,082,106
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Escambia County, FL HFA (Single Family Mtg.)                             5.500     10/01/2031            76,091
----------------------------------------------------------------------------------------------------------------------------------
      21,495,000   Fiddlers Creek, FL Community Devel. District No. 2
                   Special Assessment                                                       6.000     05/01/2038        21,994,329
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL Capital Projects Finance Authority CCRC (Glenridge
                   on Palmer Ranch)                                                         7.625     06/01/2032            52,988
----------------------------------------------------------------------------------------------------------------------------------
       8,485,000   FL Capital Projects Finance Authority CCRC (Glenridge
                   on Palmer Ranch)                                                         8.000     06/01/2032        10,046,919
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   FL Capital Projects Finance Authority Solid Waste
                   (Waste Corp. of America)                                                 9.000     09/01/2020         1,252,638
----------------------------------------------------------------------------------------------------------------------------------
      26,200,000   FL Capital Trust Agency (AHF Florida LLC)                                8.125     10/01/2038        27,284,418
----------------------------------------------------------------------------------------------------------------------------------
       3,085,000   FL Capital Trust Agency (American Opportunity)                           5.750     06/01/2023         3,120,570

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$      2,000,000   FL Capital Trust Agency (American Opportunity)                           5.875%    06/01/2038   $     2,029,260
----------------------------------------------------------------------------------------------------------------------------------
         970,000   FL Capital Trust Agency (American Opportunity)                           7.250     06/01/2038         1,015,503
----------------------------------------------------------------------------------------------------------------------------------
         705,000   FL Capital Trust Agency (American Opportunity)                           8.250     12/01/2038           730,514
----------------------------------------------------------------------------------------------------------------------------------
       7,135,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                       6.000     07/01/2040         7,374,165
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                       8.000     07/01/2040        13,268,710
----------------------------------------------------------------------------------------------------------------------------------
      24,600,000   FL Capital Trust Agency (Seminole Tribe Convention)                      8.950     10/01/2033        29,465,880
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFA (Hsg. Partners of Panama City)                                    5.700     05/01/2037            10,106
----------------------------------------------------------------------------------------------------------------------------------
          60,000   FL HFA (Landings Boot Ranch)                                             6.100     11/01/2035            60,926
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFA (Mar Lago Village Apartments)                                     5.900     12/01/2027           102,494
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Reserve at Kanapaha)                                             5.700     07/01/2037            50,578
----------------------------------------------------------------------------------------------------------------------------------
       4,905,000   FL HFA (St. Cloud Village Associates)                                    5.950     02/01/2030         5,016,147
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Stoddert Arms Apartments)                                        6.250     09/01/2026            50,557
----------------------------------------------------------------------------------------------------------------------------------
       1,150,000   FL HFA (The Vinyards)                                                    6.500     11/01/2025         1,168,423
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA (Turtle Creek Apartments)                                         6.150     05/01/2026            25,175
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Turtle Creek Apartments)                                         6.200     05/01/2036            15,099
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL HFA (Vizcaya Villas)                                                  6.125     12/01/2021            45,401
----------------------------------------------------------------------------------------------------------------------------------
          80,000   FL HFA (Vizcaya Villas)                                                  6.200     12/01/2028            80,734
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Wentworth Apartments)                                            5.450     10/01/2037            15,127
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Willow Lake Apartments)                                          5.250     01/01/2021            50,375
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFA (Willow Lakes Apartments)                                         5.350     07/01/2027           100,930
----------------------------------------------------------------------------------------------------------------------------------
         180,000   FL HFC (Ashton Lake Apartments)                                          5.700     07/01/2033           183,694
----------------------------------------------------------------------------------------------------------------------------------
          55,000   FL HFC (Ashton Point Apartments)                                         5.625     07/01/2029            56,048
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Ashton Point Apartments)                                         5.750     07/01/2036           102,120
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Brittany of Rosemont)                                            6.250     07/01/2035            15,067
----------------------------------------------------------------------------------------------------------------------------------
         155,000   FL HFC (Crossing at University Apartments)                               5.250     12/01/2038           155,905
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (East Lake Apartments)                                            5.050     10/01/2026            20,035
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL HFC (Grande Pointe Apartments)                                        6.000     07/01/2038            46,076
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFC (Hampton Court Apartments)                                        5.600     03/01/2032            71,013
----------------------------------------------------------------------------------------------------------------------------------
         115,000   FL HFC (Heron Cove Apartments)                                           5.150     11/01/2029           115,489
----------------------------------------------------------------------------------------------------------------------------------
      15,110,000   FL HFC (Homeowner Mtg.)                                                  5.050     07/01/2026        15,217,583
----------------------------------------------------------------------------------------------------------------------------------
          85,000   FL HFC (Homeowner Mtg.)                                                  5.150     07/01/2021            85,292
----------------------------------------------------------------------------------------------------------------------------------
      24,585,000   FL HFC (Homeowner Mtg.)                                                  5.150     07/01/2037        24,725,626
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   FL HFC (Homeowner Mtg.)                                                  5.150     07/01/2038        10,058,900
----------------------------------------------------------------------------------------------------------------------------------
         165,000   FL HFC (Homeowner Mtg.)                                                  5.573 5   01/01/2029            50,376
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Homeowner Mtg.)                                                  6.250     07/01/2022            15,512
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFC (Kendall Court Apartments)                                        5.300     02/01/2031            70,568
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Kendall Court Apartments)                                        5.350     08/01/2024           101,083
----------------------------------------------------------------------------------------------------------------------------------
         145,000   FL HFC (Logan Heights Apartments)                                        6.000     10/01/2039           151,831
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFC (Marina Bay Apartments)                                           5.625     08/01/2027            25,396

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$         25,000   FL HFC (Mystic Pointe II)                                                6.100%    12/01/2035   $        26,000
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL HFC (Mystic Woods II Apartments)                                      6.300     07/01/2036            45,397
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFC (Raceway Pointe Apartments)                                       5.950     09/01/2032            25,667
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (River Trace Senior Apartments)                                   5.800     01/01/2041            10,217
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Sable Chase Associates)                                          5.875     11/01/2036            15,535
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (Sanctuary Winterlakes)                                           5.850     09/01/2026            10,250
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (Sheridan Place of Bredenton)                                     5.500     10/01/2036            20,389
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFC (Spring Harbor Apartments)                                        5.500     08/01/2019            51,156
----------------------------------------------------------------------------------------------------------------------------------
          95,000   FL HFC (Spring Harbor Apartments)                                        5.900     08/01/2039            96,910
----------------------------------------------------------------------------------------------------------------------------------
          60,000   FL HFC (Stonebridge Landings Apartments)                                 5.200     08/01/2031            60,314
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (Sundance Pointe Associates)                                      5.850     02/01/2037            10,243
----------------------------------------------------------------------------------------------------------------------------------
       2,585,000   FL HFC (Tallahassee Augustine Club Apartments)                           8.250     10/01/2030         2,926,504
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (Villas De Mallorca)                                              5.750     07/01/2027            10,316
----------------------------------------------------------------------------------------------------------------------------------
          30,000   FL HFC (Walker Avenue Club)                                              5.750     12/01/2030            30,648
----------------------------------------------------------------------------------------------------------------------------------
       5,150,000   FL HFC (Westchase Apartments)                                            6.610     07/01/2038         5,249,756
----------------------------------------------------------------------------------------------------------------------------------
         140,000   FL HFC (Woodbridge Apartments)                                           5.750     10/01/2025           143,129
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Woodridge Apartments)                                            5.800     10/01/2029           102,180
----------------------------------------------------------------------------------------------------------------------------------
          35,000   FL HFC (Woods Vero Beach)                                                5.900     10/01/2039            35,806
----------------------------------------------------------------------------------------------------------------------------------
         270,000   FL Ports Financing Commission                                            5.375     06/01/2016           275,630
----------------------------------------------------------------------------------------------------------------------------------
       3,385,000   FL Ports Financing Commission 4                                          5.375     06/01/2027         3,421,626
----------------------------------------------------------------------------------------------------------------------------------
       1,040,000   FL Ports Financing Commission                                            5.500     10/01/2029         1,076,400
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Flora Ridge, FL Educational Facilities Benefit District                  5.300     05/01/2037         1,427,760
----------------------------------------------------------------------------------------------------------------------------------
      11,960,000   Forest Creek, FL Community Devel. District                               5.450     05/01/2036        11,745,916
----------------------------------------------------------------------------------------------------------------------------------
      18,340,000   Glades, FL Correctional Devel. Corp. (Glades County
                   Detention)                                                               7.375     03/01/2030        19,125,135
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Grand Bay at Doral, FL Community Devel. District 7                       6.000     05/01/2017        10,018,600
----------------------------------------------------------------------------------------------------------------------------------
       8,735,000   Grand Bay at Doral, FL Community Devel. District 7                       6.000     05/01/2039         8,750,636
----------------------------------------------------------------------------------------------------------------------------------
         665,000   Grand Haven, FL Community Devel. District                                6.900     05/01/2019           665,858
----------------------------------------------------------------------------------------------------------------------------------
       7,870,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District                 5.500     05/01/2038         7,782,879
----------------------------------------------------------------------------------------------------------------------------------
         185,000   Greater Orlando, FL Aviation Authority                                   5.125     10/01/2015           187,094
----------------------------------------------------------------------------------------------------------------------------------
         565,000   Greater Orlando, FL Aviation Authority                                   5.125     10/01/2028           572,763
----------------------------------------------------------------------------------------------------------------------------------
       7,445,000   Greater Orlando, FL Aviation Authority (JetBlue
                   Airways Corp.)                                                           6.375     11/15/2026         7,746,225
----------------------------------------------------------------------------------------------------------------------------------
      14,965,000   Greater Orlando, FL Aviation Authority (JetBlue
                   Airways Corp.)                                                           6.500     11/15/2036        15,611,937
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Gulf Breeze, FL GO                                                       5.900     12/01/2015           151,746
----------------------------------------------------------------------------------------------------------------------------------
       8,900,000   Harrison Ranch, FL Community Devel. District                             5.300     05/01/2038         8,465,858
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Hawks Point, FL Community Devel. District                                5.300     05/01/2039         1,069,470
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Heritage Plantation, FL Community Devel. District                        5.100     11/01/2013         1,987,700
----------------------------------------------------------------------------------------------------------------------------------
       3,580,000   Heritage Plantation, FL Community Devel. District                        5.400     05/01/2037         3,489,175

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$        960,000   Highland Meadows, FL Community Devel. District
                   Special Assessment, Series A                                             5.500%    05/01/2036   $       949,651
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Highlands County, FL Health Facilities Authority
                   (ABH/AGH/AHS-GA Obligated Group) 4                                       5.125     11/15/2032         2,016,020
----------------------------------------------------------------------------------------------------------------------------------
       4,185,000   Highlands, FL Community Devel. District                                  5.550     05/01/2036         4,128,377
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Hillsborough County, FL IDA (National
                   Gypsum Company)                                                          7.125     04/01/2030         2,131,240
----------------------------------------------------------------------------------------------------------------------------------
       9,250,000   Hillsborough County, FL IDA (Senior Care Group)                          6.700     07/01/2021         9,416,038
----------------------------------------------------------------------------------------------------------------------------------
       6,100,000   Hillsborough County, FL IDA (Senior Care Group)                          6.750     07/01/2029         6,197,783
----------------------------------------------------------------------------------------------------------------------------------
       2,740,000   Indigo, FL Community Devel. District                                     5.750     05/01/2036         2,751,124
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Jacksonville, FL EDC (Met Packaging Solutions)                           5.500     10/01/2030         3,127,950
----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   Jacksonville, FL Health Facilities Authority (Ascension
                   Health Credit Group) 1                                                   5.250     11/15/2032        18,389,790
----------------------------------------------------------------------------------------------------------------------------------
         655,000   Jacksonville, FL Water & Sewage (United Waterworks) 4                    6.350     08/01/2025           656,192
----------------------------------------------------------------------------------------------------------------------------------
       1,475,000   K-Bar Ranch, FL Community Devel. District Special
                   Assessment                                                               5.450     05/01/2036         1,448,598
----------------------------------------------------------------------------------------------------------------------------------
       1,195,000   Keys Cove, FL Community Devel. District                                  5.875     05/01/2035         1,229,440
----------------------------------------------------------------------------------------------------------------------------------
         930,000   Lake Frances, FL Community Devel. District Special
                   Assessment                                                               5.300     05/01/2037           885,211
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Lakeside Landings, FL Devel. District                                    5.250     05/01/2013         1,987,700
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lakeside Landings, FL Devel. District                                    5.500     05/01/2038           729,878
----------------------------------------------------------------------------------------------------------------------------------
       6,500,000   Landmark at Doral, FL Community Devel. District
                   Special Assessment                                                       5.200     05/01/2015         6,424,080
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Landmark at Doral, FL Community Devel. District
                   Special Assessment                                                       5.500     05/01/2038         7,911,440
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Largo, FL Sun Coast Health System (Sun Coast Hospital)                   6.200     03/01/2013            97,578
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Lee County, FL HFA (Single Family Mtg.)                                  7.200     03/01/2033            86,223
----------------------------------------------------------------------------------------------------------------------------------
         360,000   Lee County, FL Passenger Facility Charge 4                               5.000     10/01/2018           360,313
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Legends Bay, FL Community Devel. District                                5.500     05/01/2014         1,199,616
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Legends Bay, FL Community Devel. District                                5.875     05/01/2038         1,491,390
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Leon County, FL Educational Facilities Authority
                   (Southgate Residence Hall)                                               6.750     09/01/2028           102,625
----------------------------------------------------------------------------------------------------------------------------------
       7,955,000   Madeira, FL Community Devel. District                                    5.250     11/01/2014         7,857,233
----------------------------------------------------------------------------------------------------------------------------------
       8,045,000   Madeira, FL Community Devel. District                                    5.450     05/01/2039         7,693,836
----------------------------------------------------------------------------------------------------------------------------------
       1,740,000   Madison County, FL Mtg. (Twin Oaks)                                      6.000     07/01/2025         1,781,917
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Magnolia Creek, FL Community Devel. District                             5.600     05/01/2014         4,990,100
----------------------------------------------------------------------------------------------------------------------------------
       5,360,000   Magnolia Creek, FL Community Devel. District                             5.900     05/01/2039         5,287,479
----------------------------------------------------------------------------------------------------------------------------------
       2,940,000   Magnolia West, FL Community Devel. District Special
                   Assessment                                                               5.350     05/01/2037         2,844,185
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Manatee County, FL HFA (Single Family Mtg.)                              7.000     11/01/2027           148,122
----------------------------------------------------------------------------------------------------------------------------------
      14,190,000   Martin County, FL IDA (Indiantown Cogeneration) 4                        7.875     12/15/2025        14,326,934

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$        760,000   Martin County, FL IDA (Indiantown Cogeneration) 4                        8.050%    12/15/2025   $       768,436
----------------------------------------------------------------------------------------------------------------------------------
       4,845,000   Meadow Woods, FL Community Devel. District
                   Special Assessment                                                       6.050     05/01/2035         5,024,750
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Mediterranea, FL Community Devel. District
                   Special Assessment                                                       5.600     05/01/2037           986,360
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai
                   Medical Center)                                                          6.700     11/15/2019         1,076,700
----------------------------------------------------------------------------------------------------------------------------------
         540,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai
                   Medical Center)                                                          6.800     11/15/2031           583,697
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Miami-Dade County, FL Aviation                                           5.000     10/01/2023            80,951
----------------------------------------------------------------------------------------------------------------------------------
         380,000   Miami-Dade County, FL Aviation 4                                         5.000     10/01/2024           384,298
----------------------------------------------------------------------------------------------------------------------------------
         335,000   Miami-Dade County, FL Aviation 4                                         5.050     10/01/2036           339,549
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1                                                               5.000     10/01/2035        10,175,550
----------------------------------------------------------------------------------------------------------------------------------
      70,140,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1                                                               5.000     10/01/2037        71,263,643
----------------------------------------------------------------------------------------------------------------------------------
      35,580,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1                                                               5.000     10/01/2038        36,101,959
----------------------------------------------------------------------------------------------------------------------------------
      18,100,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1,7                                                             5.000     10/01/2040        18,381,545
----------------------------------------------------------------------------------------------------------------------------------
         195,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 4                                                               5.000     10/01/2033           197,287
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Miami-Dade County, FL Aviation (Miami International
                   Airport)                                                                 5.000     10/01/2033            30,411
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Mira Lago West, FL Community Devel. District                             5.375     05/01/2036           679,994
----------------------------------------------------------------------------------------------------------------------------------
       6,980,000   Miromar Lakes, FL Community Devel. District                              6.875     05/01/2035         7,622,509
----------------------------------------------------------------------------------------------------------------------------------
      20,295,000   Montecito, FL Community Devel. District                                  5.100     05/01/2013        20,178,710
----------------------------------------------------------------------------------------------------------------------------------
       3,790,000   Montecito, FL Community Devel. District                                  5.500     05/01/2037         3,748,575
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Monterra, FL Community Devel. District Special
                   Assessment                                                               5.000     11/01/2010         3,968,400
----------------------------------------------------------------------------------------------------------------------------------
       1,875,000   Monterra, FL Community Devel. District Special
                   Assessment                                                               5.125     11/01/2014         1,859,194
----------------------------------------------------------------------------------------------------------------------------------
       5,210,000   Monterra, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2036         5,066,621
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Moody River, FL Estates Community Devel. District                        5.350     05/01/2036           677,495
----------------------------------------------------------------------------------------------------------------------------------
       4,250,000   Myrtle Creek, FL Improvement District Special Assessment                 5.200     05/01/2037         3,984,333
----------------------------------------------------------------------------------------------------------------------------------
       1,760,000   Naturewalk, FL Community Devel. District                                 5.300     05/01/2016         1,723,832
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Naturewalk, FL Community Devel. District                                 5.500     05/01/2038         1,428,630
----------------------------------------------------------------------------------------------------------------------------------
       1,555,000   New Port Tampa Bay, FL Community Devel. District                         5.300     11/01/2012         1,557,333
----------------------------------------------------------------------------------------------------------------------------------
      24,700,000   New Port Tampa Bay, FL Community Devel. District                         5.875     05/01/2038        25,119,653
----------------------------------------------------------------------------------------------------------------------------------
       3,480,000   New River, FL Community Devel. District                                  5.000     05/01/2013         3,434,482
----------------------------------------------------------------------------------------------------------------------------------
         365,000   New River, FL Community Devel. District                                  5.350     05/01/2038           349,849

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$         55,000   North Broward, FL Hospital District                                      5.375%    01/15/2024   $        55,604
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   North Miami, FL Health Facilities Authority
                   (CHS/SJRNC Obligated Group)                                              6.000     08/15/2016         1,026,000
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Northern Palm Beach, FL Improvement District                             5.350     08/01/2041           717,803
----------------------------------------------------------------------------------------------------------------------------------
       1,420,000   Oak Creek, FL Community Devel. District Special
                   Assessment                                                               5.800     05/01/2035         1,442,734
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Oakmont Grove, FL Community Devel. District Special
                   Assessment                                                               5.250     05/01/2012         2,727,918
----------------------------------------------------------------------------------------------------------------------------------
       1,595,000   Oakmont Grove, FL Community Devel. District Special
                   Assessment                                                               5.400     05/01/2038         1,526,256
----------------------------------------------------------------------------------------------------------------------------------
       1,535,000   Orange County, FL Health Facilities Authority (GF
                   Orlando/CFGH Obligated Group)                                            8.875     07/01/2021         1,683,435
----------------------------------------------------------------------------------------------------------------------------------
       3,200,000   Orange County, FL Health Facilities Authority (GF
                   Orlando/CFGH Obligated Group)                                            9.000     07/01/2031         3,518,176
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Orange County, FL Health Facilities Authority (Orlando
                   Lutheran Tower)                                                          5.500     07/01/2032           736,493
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Orange County, FL Health Facilities Authority (Orlando
                   Lutheran Tower)                                                          5.500     07/01/2038         1,096,403
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   Orange County, FL HFA                                                    5.150     03/01/2037         2,640,251
----------------------------------------------------------------------------------------------------------------------------------
       6,020,000   Orange County, FL HFA (Dunwoodie Apartments)                             6.500     07/01/2035         6,127,096
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Orange County, FL HFA (Homeowner)                                        5.250     09/01/2026            30,166
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Orange County, FL HFA (Homeowner)                                        5.420 5   03/01/2028            71,971
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Orange County, FL HFA (Homeowner)                                        5.550     09/01/2033            20,110
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Orange County, FL HFA (Park Avenue Villas)                               5.250     09/01/2031             5,040
----------------------------------------------------------------------------------------------------------------------------------
       1,755,000   Orange County, FL HFA (Seminole Pointe)                                  5.800     06/01/2032         1,812,248
----------------------------------------------------------------------------------------------------------------------------------
         310,000   Orange County, FL School Board COP                                       5.375     08/01/2022           313,497
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Osceola County, FL HFA (Kensington Apartments)                           5.450     01/01/2040           100,938
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Osceola County, FL HFA (Tierra Vista Apartments)                         5.800     12/01/2029           125,060
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Palm Bay, FL Educational Facilities (Patriot Charter School)             7.000     07/01/2036         4,073,175
----------------------------------------------------------------------------------------------------------------------------------
         185,000   Palm Beach County, FL HFA (Chelsea Commons)                              5.900     06/01/2029           185,235
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)                      6.100     08/01/2029            55,276
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Palm Beach County, FL HFA (Pinnacle Palms Apartments)                    5.750     07/01/2041            25,583
----------------------------------------------------------------------------------------------------------------------------------
       4,375,000   Palm Coast Park, FL Community Devel. District Special
                   Assessment                                                               5.700     05/01/2037         4,411,356
----------------------------------------------------------------------------------------------------------------------------------
       2,805,000   Palm Glades, FL Community Devel. District                                5.300     05/01/2036         2,671,734
----------------------------------------------------------------------------------------------------------------------------------
       1,850,000   Palm River, FL Community Devel. District                                 5.150     05/01/2013         1,839,400
----------------------------------------------------------------------------------------------------------------------------------
       1,020,000   Palm River, FL Community Devel. District                                 5.375     05/01/2036           990,848
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Panther Trace, FL Community Devel. District                              7.250     05/01/2033            76,373
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Parker Road, FL Community Devel. District                                5.350     05/01/2015         1,486,380
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Parker Road, FL Community Devel. District                                5.600     05/01/2038         1,454,955
----------------------------------------------------------------------------------------------------------------------------------
       1,235,000   Parkway Center, FL Community Devel. District, Series A                   6.300     05/01/2034         1,299,319

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$        145,000   Pasco County, FL HFA (Pasco Woods)                                       5.700%    08/01/2019   $       148,825
----------------------------------------------------------------------------------------------------------------------------------
       3,170,000   Paseo, FL Community Devel. District                                      5.000     02/01/2011         3,148,444
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Pine Ridge Plantation, FL Community Devel. District                      5.400     05/01/2037         2,680,233
----------------------------------------------------------------------------------------------------------------------------------
         820,000   Pinellas County, FL Educational Facilities Authority
                   (Barry University)                                                       5.875     10/01/2030           864,592
----------------------------------------------------------------------------------------------------------------------------------
       4,625,000   Pinellas County, FL Health Facility Authority
                   (St. Mark Village)                                                       5.650     05/01/2037         4,504,380
----------------------------------------------------------------------------------------------------------------------------------
       1,105,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.000     03/01/2048         1,064,855
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.200     03/01/2037            38,395
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.250     03/01/2038           763,128
----------------------------------------------------------------------------------------------------------------------------------
         525,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.300     09/01/2021           532,964
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.503 5   03/01/2031            46,901
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)                  5.350     07/01/2027         1,456,125
----------------------------------------------------------------------------------------------------------------------------------
         915,000   Portfino Springs, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2038           893,040
----------------------------------------------------------------------------------------------------------------------------------
       6,250,000   Portico, FL Community Devel. District                                    5.450     05/01/2037         6,074,688
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Portofino Cove, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2038         1,464,000
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Portofino Isles, FL Community Devel. District (Portofino
                   Court)                                                                   5.600     05/01/2036         3,021,270
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Portofino Landings, FL Community Devel. District
                   Special Assessment                                                       5.200     05/01/2017           987,590
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Portofino Landings, FL Community Devel. District
                   Special Assessment                                                       5.400     05/01/2038         1,942,880
----------------------------------------------------------------------------------------------------------------------------------
       2,585,000   Portofino Vista, FL Community Devel. District                            5.000     05/01/2013         2,552,196
----------------------------------------------------------------------------------------------------------------------------------
         495,000   Renaissance Commons, FL Community Devel. District,
                   Series A                                                                 5.600     05/01/2036           495,693
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Reunion East, FL Community Devel. District                               5.800     05/01/2036         1,678,826
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Reunion East, FL Community Devel. District, Series A                     7.375     05/01/2033        10,997,800
----------------------------------------------------------------------------------------------------------------------------------
       1,975,000   Reunion West, FL Community Devel. District                               6.250     05/01/2036         2,048,450
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Ridgewood Trails, FL Community Devel. District                           5.650     05/01/2038         2,216,858
----------------------------------------------------------------------------------------------------------------------------------
       7,890,000   River Glen, FL Community Devel. District Special
                   Assessment                                                               5.450     05/01/2038         7,744,982
----------------------------------------------------------------------------------------------------------------------------------
       2,795,000   Riverwood Estates, FL Community Devel. District
                   Special Assessment                                                       5.350     05/01/2037         2,658,800
----------------------------------------------------------------------------------------------------------------------------------
       2,580,000   Rolling Hills, FL Community Devel. District                              5.125     11/01/2013         2,560,753
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Rolling Hills, FL Community Devel. District                              5.450     05/01/2037         5,891,100
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Santa Rosa Bay, FL Bridge Authority                                      6.250     07/01/2028           202,266
----------------------------------------------------------------------------------------------------------------------------------
       1,648,000   Sarasota, FL Health Facility Authority (SPS/SHS/SR
                   Obligated Group)                                                         6.000     05/15/2010         1,662,041
----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   Sarasota, FL National Community Devel. District
                   Special Assessment                                                       5.300     05/01/2039        11,883,000

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$      4,475,000   Seminole County, FL IDA (Progressive Health)                             7.500%    03/01/2035   $     4,611,622
----------------------------------------------------------------------------------------------------------------------------------
       6,855,000   Shingle Creek, FL Community Devel. District                              6.100     05/01/2025         7,091,223
----------------------------------------------------------------------------------------------------------------------------------
      25,085,000   Shingle Creek, FL Community Devel. District                              6.125     05/01/2037        25,744,485
----------------------------------------------------------------------------------------------------------------------------------
       1,055,000   Six Mile Creek, FL Community Devel. District                             5.500     05/01/2017         1,049,641
----------------------------------------------------------------------------------------------------------------------------------
       7,125,000   Six Mile Creek, FL Community Devel. District                             5.875     05/01/2038         7,090,088
----------------------------------------------------------------------------------------------------------------------------------
       7,015,000   South Bay, FL Community Devel. District                                  5.125     11/01/2009         6,993,815
----------------------------------------------------------------------------------------------------------------------------------
       7,535,000   South Bay, FL Community Devel. District                                  5.375     05/01/2013         7,422,879
----------------------------------------------------------------------------------------------------------------------------------
      16,975,000   South Bay, FL Community Devel. District                                  5.950     05/01/2036        17,230,813
----------------------------------------------------------------------------------------------------------------------------------
         100,000   South Lake County, FL Hospital District (Orlando
                   Regional Healthcare System)                                              6.000     10/01/2022           103,660
----------------------------------------------------------------------------------------------------------------------------------
       3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)                          5.375     01/01/2040         3,089,460
----------------------------------------------------------------------------------------------------------------------------------
         565,000   St. Johns County, FL IDA (St. John's County Welfare
                   Federation)                                                              5.200     10/01/2027           559,734
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   St. Johns County, FL IDA (St. John's County Welfare
                   Federation)                                                              5.250     10/01/2041           996,770
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Stonebrier, FL Community Devel. District                                 5.500     05/01/2037         1,978,140
----------------------------------------------------------------------------------------------------------------------------------
       3,165,000   Stoneybrook, FL South Community Devel. District                          5.800     05/01/2039         3,123,950
----------------------------------------------------------------------------------------------------------------------------------
       1,525,000   Summerville, FL Community Devel. District                                5.500     05/01/2036         1,464,305
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Sweetwater Creek, FL Community Devel. District                           5.500     05/01/2038         5,856,000
----------------------------------------------------------------------------------------------------------------------------------
       9,460,000   Tern Bay, FL Community Devel. District                                   5.000     05/01/2015         9,345,723
----------------------------------------------------------------------------------------------------------------------------------
      18,280,000   Tern Bay, FL Community Devel. District                                   5.375     05/01/2037        17,369,108
----------------------------------------------------------------------------------------------------------------------------------
       2,925,000   Town Center, FL at Palm Coast Community Devel. District                  6.000     05/01/2036         2,972,473
----------------------------------------------------------------------------------------------------------------------------------
         100,000   University of Central FL (University Hsg.)                               5.500     10/01/2021           100,276
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Verandah East, FL Community Devel. District                              5.400     05/01/2037         1,472,625
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Villa Portofino East, FL Community Devel. District                       5.200     05/01/2037         2,343,725
----------------------------------------------------------------------------------------------------------------------------------
       1,760,000   Villa Portofino West, FL Community Devel. District                       5.350     05/01/2036         1,703,416
----------------------------------------------------------------------------------------------------------------------------------
       1,265,000   Villa Vizcaya, FL Community Devel. District Special
                   Assessment                                                               5.550     05/01/2039         1,234,463
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Villages of Westport, FL Community Devel. District                       5.700     05/01/2035         2,004,160
----------------------------------------------------------------------------------------------------------------------------------
       2,815,000   Villagewalk of Bonita Springs, FL Community Devel. District              5.150     05/01/2038         2,616,345
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Volusia County, FL Educational Facility Authority
                   (Embry-Riddle Aeronautical University)                                   5.750     10/15/2029            20,548
----------------------------------------------------------------------------------------------------------------------------------
       1,395,000   Waterford Estates, FL Community Devel. District Special
                   Assessment                                                               5.125     05/01/2013         1,385,305
----------------------------------------------------------------------------------------------------------------------------------
       3,400,000   Waterford Estates, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2037         3,362,838
----------------------------------------------------------------------------------------------------------------------------------
       3,735,000   Watergrass, FL Community Devel. District Special
                   Assessment                                                               5.125     11/01/2014         3,703,514
----------------------------------------------------------------------------------------------------------------------------------
       2,370,000   Watergrass, FL Community Devel. District Special
                   Assessment                                                               5.375     05/01/2039         2,279,845
----------------------------------------------------------------------------------------------------------------------------------
       3,355,000   Waterlefe, FL Community Devel. District Golf Course                      8.125     10/01/2025         3,453,704

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                          COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA Continued
$      7,160,000   Waters Edge, FL Community Devel. District                               5.350%     05/01/2039   $     6,920,784
----------------------------------------------------------------------------------------------------------------------------------
       3,025,000   Waters Edge, FL Community Devel. District                               5.400      05/01/2039         2,946,320
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Waterstone, FL Community Devel. District                                5.500      05/01/2018         3,700,313
----------------------------------------------------------------------------------------------------------------------------------
       2,570,000   Wentworth Estates, FL Community Devel. District                         5.125      11/01/2012         2,553,475
----------------------------------------------------------------------------------------------------------------------------------
      10,620,000   Wentworth Estates, FL Community Devel. District                         5.625      05/01/2037        10,618,938
----------------------------------------------------------------------------------------------------------------------------------
       3,940,000   West Villages, FL Improvement District                                  5.350      05/01/2015         3,905,683
----------------------------------------------------------------------------------------------------------------------------------
      10,480,000   West Villages, FL Improvement District                                  5.500      05/01/2037        10,127,977
----------------------------------------------------------------------------------------------------------------------------------
      11,395,000   West Villages, FL Improvement District                                  5.500      05/01/2038        10,961,306
----------------------------------------------------------------------------------------------------------------------------------
      18,550,000   West Villages, FL Improvement District                                  5.800      05/01/2036        18,616,224
----------------------------------------------------------------------------------------------------------------------------------
      15,250,000   Westridge, FL Community Devel. District                                 5.800      05/01/2037        15,088,503
----------------------------------------------------------------------------------------------------------------------------------
       6,525,000   Westside, FL Community Devel. District                                  5.650      05/01/2037         6,571,132
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Winter Garden Village at Fowler Groves, FL Community
                   Devel. District Special Tax                                             5.650      05/01/2037         1,501,395
----------------------------------------------------------------------------------------------------------------------------------
       2,085,000   World Commerce, FL Community Devel. District
                   Special Assessment                                                      5.500      05/01/2038         2,031,999
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   World Commerce, FL Community Devel. District
                   Special Assessment                                                      6.500      05/01/2036         1,047,210
----------------------------------------------------------------------------------------------------------------------------------
       7,420,000   Wyld Palms, FL Community Devel. District                                5.400      05/01/2015         7,348,174
----------------------------------------------------------------------------------------------------------------------------------
       4,400,000   Wyld Palms, FL Community Devel. District                                5.500      05/01/2038         4,226,420
----------------------------------------------------------------------------------------------------------------------------------
       2,270,000   Zephyr Ridge, FL Community Devel. District                              5.250      05/01/2013         2,241,602
----------------------------------------------------------------------------------------------------------------------------------
       2,705,000   Zephyr Ridge, FL Community Devel. District                              5.625      05/01/2037         2,643,624
                                                                                                                   ---------------
                                                                                                                     1,239,544,895
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.9%
          60,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)                   6.200      03/01/2027            60,878
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Americus-Sumter County, GA Hospital Authority
                   (South Georgia Methodist Home for the Aging)                            6.250      05/15/2016            61,556
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Atlanta, GA Airport Passenger Facility Charge 1                         5.000      01/01/2034        10,289,700
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU
                   Partners)                                                               6.250      07/01/2036         3,294,660
----------------------------------------------------------------------------------------------------------------------------------
         160,000   Atlanta, GA Hsg. Authority (Village at Castleberry)                     5.400      02/20/2039           161,795
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Atlanta, GA Tax Allocation (Eastside)                                   5.600      01/01/2030         1,528,425
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Atlanta, GA Urban Residential Finance Authority (Fulton
                   Cotton Mill)                                                            6.000      05/20/2017           101,600
----------------------------------------------------------------------------------------------------------------------------------
         320,000   Atlanta, GA Urban Residential Finance Authority (John
                   Hope Community Partnership)                                             5.550      11/20/2037           327,523
----------------------------------------------------------------------------------------------------------------------------------
         140,000   Atlanta, GA Urban Residential Finance Authority
                   (Spring Branch Apartments)                                              8.500      04/01/2026           137,726
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Augusta, GA Hsg. Authority (Bon Air Apartments)                         5.100      11/20/2045            39,697
----------------------------------------------------------------------------------------------------------------------------------
         305,000   Brunswick & Glynn County, GA Devel. Authority
                   (Coastal Community Retirement Corp.) 9                                  7.125      01/01/2025           242,079
----------------------------------------------------------------------------------------------------------------------------------
       7,095,000   Brunswick & Glynn County, GA Devel. Authority
                   (Coastal Community Retirement Corp.) 9                                  7.250      01/01/2035         5,613,564

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

GEORGIA Continued
$        200,000   Brunswick & Glynn County, GA Devel. Authority
                   (Georgia-Pacific Corp.)                                                  5.550%    03/01/2026   $       200,046
----------------------------------------------------------------------------------------------------------------------------------
         295,000   Burke County, GA Devel. Authority (Georgia Power
                   Company)                                                                 5.450     05/01/2034           295,136
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Burke County, GA Devel. Authority (Georgia Power
                   Company)                                                                 5.450     05/01/2034           600,522
----------------------------------------------------------------------------------------------------------------------------------
         305,000   Charlton County, GA Solid Waste Management
                   Authority (Chesser Island Road Landfill)                                 7.375     04/01/2018           305,244
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Cherokee County, GA Hospital Authority (RT Jones
                   Memorial Hospital)                                                       7.300     12/01/2013            45,486
----------------------------------------------------------------------------------------------------------------------------------
          95,000   Clayton County, GA Hsg. Authority (Pointe Clear
                   Apartments)                                                              5.650     07/01/2017            96,234
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Crisp County, GA Devel. Authority (International Paper
                   Company)                                                                 6.200     02/01/2020            52,174
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   De Kalb County, GA Devel. Authority (General Motors
                   Corp.) 4                                                                 6.000     03/15/2021         4,045,320
----------------------------------------------------------------------------------------------------------------------------------
       1,680,000   Effingham County, GA Devel. Authority (Fort James
                   Corp.) 4                                                                 5.625     07/01/2018         1,664,258
----------------------------------------------------------------------------------------------------------------------------------
          95,000   Effingham County, GA IDA Pollution Control
                   (Georgia-Pacific Corp.)                                                  6.500     06/01/2031            99,196
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Fulton County, GA Airport (Delta Airlines) 9,10                          5.300     05/01/2013             3,750
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Fulton County, GA Airport (Delta Airlines) 9,10                          5.450     05/01/2023             7,500
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Fulton County, GA Airport (Delta Airlines) 9,10                          5.500     05/01/2033               750
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Fulton County, GA Airport (Delta Airlines) 9,10                          6.950     11/01/2012             2,400
----------------------------------------------------------------------------------------------------------------------------------
      39,510,000   Fulton County, GA Devel. Authority (Catholic
                   Health East) 1                                                           4.534 2   11/15/2028        38,680,290
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Fulton County, GA Residential Care Facilities
                   (Lenbrook Square Foundation)                                             5.000     07/01/2027         3,865,200
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Fulton County, GA Residential Care Facilities
                   (Lenbrook Square Foundation)                                             5.125     07/01/2042           965,320
----------------------------------------------------------------------------------------------------------------------------------
          30,000   GA Hsg. & Finance Authority (Single Family Mtg.)                         5.400     12/01/2031            30,233
----------------------------------------------------------------------------------------------------------------------------------
          50,000   GA Municipal Gas Authority (Warner Robins)                               6.000     01/01/2008            50,072
----------------------------------------------------------------------------------------------------------------------------------
      24,740,000   George L. Smith II, GA World Congress Center
                   Authority (Domed Stadium) 1                                              5.500     07/01/2020        25,787,492
----------------------------------------------------------------------------------------------------------------------------------
       4,715,000   Lawrenceville, GA Hsg. Authority (Knollwood Park
                   Apartments) 4                                                            6.250     12/01/2029         4,898,036
----------------------------------------------------------------------------------------------------------------------------------
         100,000   McDuffie County, GA County Devel. Authority
                   (Temple-Inland) 4                                                        6.950     12/01/2023           104,965
----------------------------------------------------------------------------------------------------------------------------------
      49,820,000   Milledgeville-Baldwin County, GA Devel. Authority
                   (Georgia College & State University Foundation) 1                        4.241 2   10/01/2033        49,520,900
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Peach County, GA Devel. Authority Healthcare Facility                    8.500     03/01/2034            10,140
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Richmond County, GA Devel. Authority (International
                   Paper Company) 4                                                         5.000     08/01/2030         6,709,290
----------------------------------------------------------------------------------------------------------------------------------
       2,995,000   Rockdale County, GA Devel. Authority (Visy Paper)                        7.400     01/01/2016         2,995,000

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

GEORGIA Continued
$        430,000   Savannah, GA EDA (Skidway Health & Living Services)                      6.850%    01/01/2019   $       449,088
----------------------------------------------------------------------------------------------------------------------------------
       1,005,000   Savannah, GA EDA (Skidway Health & Living Services)                      7.400     01/01/2024         1,081,832
----------------------------------------------------------------------------------------------------------------------------------
       2,935,000   Savannah, GA EDA (Skidway Health & Living Services)                      7.400     01/01/2034         3,156,152
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Savannah, GA EDA (Snap Hsg.)                                             5.350     11/20/2040            70,783
                                                                                                                   ---------------
                                                                                                                       167,652,012
----------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
         200,000   HI Airports System                                                       6.000     07/01/2019           211,578
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company) 1                                            5.000     12/01/2022        10,231,950
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company) 1                                            5.100     09/01/2032         8,657,548
----------------------------------------------------------------------------------------------------------------------------------
       9,750,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company) 1                                            5.650     10/01/2027        10,399,674
----------------------------------------------------------------------------------------------------------------------------------
       1,845,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company)                                              5.450     11/01/2023         1,854,668
----------------------------------------------------------------------------------------------------------------------------------
      10,600,000   HI Dept. of Budget & Finance Special Purpose
                   (Kahala Nui)                                                             8.000     11/15/2033        12,080,820
----------------------------------------------------------------------------------------------------------------------------------
       2,700,000   HI Dept. of Budget & Finance Special Purpose
                   (Kahala Senior Living Community)                                         7.875     11/15/2023         3,070,602
----------------------------------------------------------------------------------------------------------------------------------
         265,000   HI Dept. of Transportation (Continental Airlines)                        5.625     11/15/2027           266,187
----------------------------------------------------------------------------------------------------------------------------------
       5,510,000   HI Dept. of Transportation (Continental Airlines)                        7.000     06/01/2020         5,773,543
                                                                                                                   ---------------
                                                                                                                        52,546,570
----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
       3,000,000   ID Health Facilities Authority (Valley Vista Care Corp.)                 7.875     11/15/2022         3,140,070
----------------------------------------------------------------------------------------------------------------------------------
         505,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            4.800     01/01/2037           484,921
----------------------------------------------------------------------------------------------------------------------------------
       2,900,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.000     01/01/2038         2,870,797
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.200     01/01/2039         5,042,150
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.250     01/01/2038         1,136,768
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.350     01/01/2025            10,077
----------------------------------------------------------------------------------------------------------------------------------
          85,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.950     01/01/2014            85,241
----------------------------------------------------------------------------------------------------------------------------------
          95,000   ID Hsg. Agency (Single Family Mtg.)                                      6.200     07/01/2025            96,950
----------------------------------------------------------------------------------------------------------------------------------
         385,000   ID Hsg. Agency (Single Family Mtg.)                                      6.550     07/01/2025           393,039
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Power County, ID Industrial Devel. Corp. (FMC Corp.)                     6.450     08/01/2032            26,262
                                                                                                                   ---------------
                                                                                                                        13,286,275
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.4%
       1,700,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)                      5.625     01/01/2018         1,670,505
----------------------------------------------------------------------------------------------------------------------------------
      38,325,000   Aurora, IL Single Family Mtg.                                            5.500     12/01/2039        40,366,190
----------------------------------------------------------------------------------------------------------------------------------
       4,262,500   Bolingbrook, IL Will & Du Page Counties Wastewater
                   Facilities (Crossroads Treatment)                                        6.600     01/01/2035         4,278,783
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Caseyville, IL Tax (Forest Lakes)                                        7.000     12/30/2022         8,329,600

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

ILLINOIS Continued
$      8,000,000   Centerpoint, IL Intermodal Center Program                                8.000%    06/15/2023   $     8,079,120
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Chicago, IL (Single Family Mtg.)                                         5.550     12/01/2038         5,291,900
----------------------------------------------------------------------------------------------------------------------------------
      25,900,000   Chicago, IL (Single Family Mtg.)                                         5.700     06/01/2039        27,722,324
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Chicago, IL (Single Family Mtg.)                                         6.350     10/01/2030            21,005
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Chicago, IL Midway Airport                                               5.750     01/01/2017            45,501
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Chicago, IL Midway Airport, Series A                                     5.500     01/01/2029        10,112,800
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Chicago, IL Midway Airport, Series B                                     5.625     01/01/2029            35,385
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Chicago, IL Multifamily Hsg. (Cottage View Terrace)                      6.125     02/20/2042            41,316
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Chicago, IL Multifamily Hsg. (Indiana Manor Townhomes)                   5.100     03/20/2044            49,791
----------------------------------------------------------------------------------------------------------------------------------
       2,700,000   Chicago, IL Multifamily Hsg. (Paul G. Stewart Phases I & II)             5.000     03/20/2049         2,634,714
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Chicago, IL O'Hare International Airport 1                               5.000     01/01/2034         8,100,360
----------------------------------------------------------------------------------------------------------------------------------
      32,200,000   Chicago, IL O'Hare International Airport 1                               6.000     01/01/2029        35,486,332
----------------------------------------------------------------------------------------------------------------------------------
      15,455,000   Chicago, IL O'Hare International Airport (Delta Airlines)                6.450     05/01/2018        15,918,650
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Cook County, IL Multifamily Hsg. (Morton Grove
                   Senior Hsg.)                                                             5.650     09/20/2033            93,567
----------------------------------------------------------------------------------------------------------------------------------
       5,336,000   Cortland, IL Special Tax (Sheaffer System)                               5.500     03/01/2017         5,332,158
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Deerfield, IL Educational Facilities (Chicagoland Jewish
                   High School)                                                             6.000     05/01/2041         1,535,175
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Du Page County, IL Special Service Area No. 31 Special
                   Tax (Monarch Landing)                                                    5.625     03/01/2036         1,000,480
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Gilberts, IL Special Service Area No. 19 Special Tax
                   (Conservancy)                                                            5.375     03/01/2016         3,668,213
----------------------------------------------------------------------------------------------------------------------------------
       1,375,000   Godfrey, IL (United Methodist Village)                                   5.875     11/15/2029         1,135,269
----------------------------------------------------------------------------------------------------------------------------------
       1,725,000   Hampshire, IL Special Service Area No. 16 (Crown
                   Devel.-Prairie Ridge)                                                    5.625     03/01/2022         1,745,286
----------------------------------------------------------------------------------------------------------------------------------
       3,135,000   Hampshire, IL Special Service Area No. 16 (Crown
                   Devel.-Prairie Ridge)                                                    6.000     03/01/2046         3,181,555
----------------------------------------------------------------------------------------------------------------------------------
       1,160,000   Hampshire, IL Special Service Area No. 17 (Crown
                   Devel.-Oakstead)                                                         5.625     03/01/2022         1,173,642
----------------------------------------------------------------------------------------------------------------------------------
       7,450,000   Hampshire, IL Special Service Area No. 17 (Crown
                   Devel.-Oakstead)                                                         6.000     03/01/2045         7,533,366
----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   Hampshire, IL Special Service Area No. 18 (Crown
                   Devel.-Tamms Farm)                                                       6.000     03/01/2044         1,233,043
----------------------------------------------------------------------------------------------------------------------------------
       4,270,000   Hampshire, IL Special Service Area No. 19 (Crown
                   Devel.-Prairie Ridge East)                                               6.000     03/01/2046         4,317,781
----------------------------------------------------------------------------------------------------------------------------------
         100,000   IL COP (Dept. of Central Management Services)                            5.650     07/01/2017           101,644
----------------------------------------------------------------------------------------------------------------------------------
          26,961   IL Devel. Finance Authority (Community Rehabilitation
                   Providers)                                                               8.250     08/01/2012            23,221
----------------------------------------------------------------------------------------------------------------------------------
      23,540,000   IL Devel. Finance Authority Environmental Facilities
                   (Citgo Petroleum Corp.)                                                  8.000     06/01/2032        26,248,042
----------------------------------------------------------------------------------------------------------------------------------
       3,735,000   IL Devel. Finance Authority Pollution Control
                   (Amerencips)                                                             5.500     03/01/2014         3,744,599

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

ILLINOIS Continued
$        475,000   IL Devel. Finance Authority Pollution Control (Central
                   Illinois Public Service Company) 4                                       5.700%    08/15/2026   $       475,485
----------------------------------------------------------------------------------------------------------------------------------
       8,750,000   IL Devel. Finance Authority Pollution Control (Central
                   Illinois Public Service Company)                                         5.950     08/15/2026         8,795,763
----------------------------------------------------------------------------------------------------------------------------------
         115,000   IL Devel. Finance Authority Solid Waste (WSREC)                          8.250     04/01/2023           118,174
----------------------------------------------------------------------------------------------------------------------------------
       9,990,000   IL Educational Facilities Authority (Plum Creek Rolling
                   Meadows)                                                                 6.500     12/01/2037        10,301,189
----------------------------------------------------------------------------------------------------------------------------------
       3,195,000   IL Finance Authority (Bethel Terrace Apartments)                         5.375     09/01/2035         3,144,775
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   IL Finance Authority (Central Baptist Village)                           5.375     11/15/2039         1,191,336
----------------------------------------------------------------------------------------------------------------------------------
       4,250,000   IL Finance Authority (Clare Oaks)                                        6.000     11/15/2039         4,394,713
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   IL Finance Authority (DeKalb Supportive Living)                          6.100     12/01/2041           999,760
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   IL Finance Authority (Educational Advancement Fund)                      5.000     05/01/2025        14,747,700
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   IL Finance Authority (Franciscan Communities)                            5.500     05/15/2027         2,272,703
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   IL Finance Authority (Franciscan Communities)                            5.500     05/15/2037         2,756,985
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   IL Finance Authority (Friendship Village Schaumburg)                     5.375     02/15/2025         2,009,780
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   IL Finance Authority (Friendship Village Schaumburg)                     5.625     02/15/2037         2,028,140
----------------------------------------------------------------------------------------------------------------------------------
      30,000,000   IL Finance Authority (Illinois River Energy)                             8.500     07/01/2019        29,814,900
----------------------------------------------------------------------------------------------------------------------------------
         850,000   IL Finance Authority (Luther Oaks)                                       6.000     08/15/2026           885,768
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   IL Finance Authority (Luther Oaks)                                       6.000     08/15/2039         1,559,850
----------------------------------------------------------------------------------------------------------------------------------
       3,640,000   IL Finance Authority (Lutheran Social Services of
                   Illinois/Vesper Management Corp. Obligated Group)                        5.125     08/15/2028         3,539,463
----------------------------------------------------------------------------------------------------------------------------------
       3,265,000   IL Finance Authority (Lutheran Social Services)                          5.000     08/15/2024         3,157,679
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   IL Finance Authority (Montgomery Place)                                  5.500     05/15/2026         1,259,200
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   IL Finance Authority (Montgomery Place)                                  5.750     05/15/2038         2,290,568
----------------------------------------------------------------------------------------------------------------------------------
       3,500,000   IL Finance Authority (Three Crowns Park Plaza)                           5.875     02/15/2038         3,611,965
----------------------------------------------------------------------------------------------------------------------------------
      27,700,000   IL Finance Authority Student Hsg. (Educational
                   Advancement Fund)                                                        5.250     05/01/2034        27,750,137
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   IL Health Facilities Authority                                           6.900     11/15/2033         1,638,000
----------------------------------------------------------------------------------------------------------------------------------
         100,000   IL Health Facilities Authority (Delnor Community
                   Resource Living)                                                         6.000     11/15/2017           100,044
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   IL Health Facilities Authority (Edward Health Ventures) 1                5.125     02/15/2025         8,933,840
----------------------------------------------------------------------------------------------------------------------------------
          40,000   IL Health Facilities Authority (Memorial Medical
                   Center/Memorial Health System)                                           5.250     10/01/2027            40,656
----------------------------------------------------------------------------------------------------------------------------------
       1,525,000   IL Hsg. Devel. Authority (Pineview of Rockford) 4                        5.000     07/01/2031         1,523,872
----------------------------------------------------------------------------------------------------------------------------------
       3,080,000   IL Hsg. Devel. Authority (Pineview of Rockford)                          5.050     07/01/2038         3,080,924
----------------------------------------------------------------------------------------------------------------------------------
         890,000   IL Hsg. Devel. Authority (Prairie View Apartments) 4                     4.900     07/01/2036           871,764
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lindenhurst, IL Special Service Area No. 4                               6.150     01/01/2018            25,460
----------------------------------------------------------------------------------------------------------------------------------
      13,635,000   Lombard, IL Public Facilities Corp. (Conference
                   Center & Hotel) 4                                                        7.125     01/01/2036        14,426,648
----------------------------------------------------------------------------------------------------------------------------------
       3,940,000   Lombard, IL Public Facilities Corp. (Conference
                   Center & Hotel) 1                                                        5.250     01/01/2030         4,068,286

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

ILLINOIS Continued
$      5,000,000   Lombard, IL Public Facilities Corp. (Conference
                   Center & Hotel) 1                                                        5.250%    01/01/2036   $     5,148,850
----------------------------------------------------------------------------------------------------------------------------------
       3,780,000   Manhattan, IL Special Service Area Special Tax
                   (Groebe Farm-Stonegate)                                                  5.750     03/01/2022         3,788,996
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Manhattan, IL Special Service Area Special Tax
                   (Groebe Farm-Stonegate)                                                  6.125     03/01/2040         4,012,960
----------------------------------------------------------------------------------------------------------------------------------
       1,940,000   Manhattan, IL Special Service Area Special Tax
                   (Lakeside Towns Liberty)                                                 5.750     03/01/2022         1,944,617
----------------------------------------------------------------------------------------------------------------------------------
         490,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)                            7.750     10/15/2033           490,240
----------------------------------------------------------------------------------------------------------------------------------
       3,500,000   Plano, IL Special Service Area No. 5                                     6.000     03/01/2036         3,605,070
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Quad Cities, IL Regional EDA (Heritage Woods Moline)                     6.000     12/01/2041         3,693,300
----------------------------------------------------------------------------------------------------------------------------------
       6,375,000   Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)                 6.375     08/01/2040         6,008,501
----------------------------------------------------------------------------------------------------------------------------------
          47,033   Robbins, IL Res Rec (Robbins Res Rec Partners)                           5.873 5   10/15/2009            41,000
----------------------------------------------------------------------------------------------------------------------------------
             968   Robbins, IL Res Rec (Robbins Res Rec Partners) 6                         7.250     10/15/2009               982
----------------------------------------------------------------------------------------------------------------------------------
      19,208,162   Robbins, IL Res Rec (Robbins Res Rec Partners)                           7.250     10/15/2024        21,462,240
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Rockford, IL Mtg. (Faust Landmark Partnership)                           6.200     01/01/2028            10,267
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Southwestern, IL Devel. Authority (Eden Retirement
                   Center)                                                                  5.850     12/01/2036         1,527,270
----------------------------------------------------------------------------------------------------------------------------------
       3,650,000   Southwestern, IL Devel. Authority (Village of Sauget)                    5.625     11/01/2026         3,658,760
----------------------------------------------------------------------------------------------------------------------------------
         950,000   University of IL Health Services Facilities                              5.800     10/01/2018           972,002
----------------------------------------------------------------------------------------------------------------------------------
       3,200,000   Volo Village, IL Special Service Area (Lancaster Falls)                  5.750     03/01/2036         3,162,208
----------------------------------------------------------------------------------------------------------------------------------
       5,608,000   Volo Village, IL Special Service Area (Remington Pointe)                 6.450     03/01/2034         5,845,611
----------------------------------------------------------------------------------------------------------------------------------
       5,175,000   Yorkville, IL United City Special Services Area Special
                   Tax (Bristol Bay)                                                        5.875     03/01/2036         5,243,879
                                                                                                                   ---------------
                                                                                                                       462,683,597
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--1.5%
      20,210,000   Bluffton, IN Solid Waste Disposal Facility (Bluffton
                   Subordinate Industrial Bio-Energy)                                       7.500     09/01/2019        19,993,551
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   East Chicago, IN Solid Waste Disposal (USG Corp.)                        6.375     08/01/2029         4,404,414
----------------------------------------------------------------------------------------------------------------------------------
         980,000   Evansville, IN First Mtg.                                                7.375     10/01/2021         1,014,271
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Fort Wayne, IN Pollution Control (General Motors Corp.)                  6.200     10/15/2025            25,731
----------------------------------------------------------------------------------------------------------------------------------
         495,000   IN Airport Authority (Federal Express) 4                                 5.500     05/01/2029           496,896
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)                      6.625     06/01/2012            25,034
----------------------------------------------------------------------------------------------------------------------------------
       4,875,000   IN H&EFA (Community Foundation Northwest Indiana)                        5.500     03/01/2037         4,909,028
----------------------------------------------------------------------------------------------------------------------------------
       1,520,000   IN Health Facility Financing Authority (Methodist
                   Hospitals) 4                                                             5.500     09/15/2031         1,525,168
----------------------------------------------------------------------------------------------------------------------------------
      16,750,000   IN Health Facility Financing Authority (Sisters of St.
                   Francis Health Services) 1                                               5.500     11/01/2031        17,969,458
----------------------------------------------------------------------------------------------------------------------------------
         750,000   IN HFA (Single Family Mtg.)                                              5.550     01/01/2025           763,650
----------------------------------------------------------------------------------------------------------------------------------
         550,000   IN Pollution Control (General Motors Corp.)                              5.625     04/01/2011           541,585
----------------------------------------------------------------------------------------------------------------------------------
       4,360,000   Indianapolis, IN Hsg. (Cambridge Station Apartments)                     5.250     01/01/2039         4,417,508

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

INDIANA Continued
$         75,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)                5.600%    04/01/2029   $        75,240
----------------------------------------------------------------------------------------------------------------------------------
         155,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.) 4              5.625     12/01/2027           155,288
----------------------------------------------------------------------------------------------------------------------------------
         560,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)                6.700     04/01/2029           576,951
----------------------------------------------------------------------------------------------------------------------------------
          30,000   North Manchester, IN (Estelle Peabody Memorial Home)                     6.500     07/01/2015            30,015
----------------------------------------------------------------------------------------------------------------------------------
      17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)                     7.250     07/01/2033        18,121,001
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Petersburg, IN Pollution Control (Indianapolis Power
                   & Light Company)                                                         6.375     11/01/2029            37,104
----------------------------------------------------------------------------------------------------------------------------------
         230,000   St. Joseph County, IN Economic Devel. (Holy Cross
                   Village Notre Dame)                                                      5.550     05/15/2019           231,757
----------------------------------------------------------------------------------------------------------------------------------
         265,000   St. Joseph County, IN Economic Devel. (Holy Cross
                   Village Notre Dame)                                                      5.700     05/15/2028           267,666
----------------------------------------------------------------------------------------------------------------------------------
         500,000   St. Joseph County, IN Economic Devel. (Holy Cross
                   Village Notre Dame)                                                      6.000     05/15/2038           521,150
----------------------------------------------------------------------------------------------------------------------------------
      39,000,000   St. Joseph County, IN Hospital Authority (Memorial Health
                   System) 1                                                                4.460 2   08/15/2046        38,610,000
----------------------------------------------------------------------------------------------------------------------------------
       4,875,000   Vigo County, IN Hospital Authority (Union Hospital)                      5.800     09/01/2047         4,909,856
----------------------------------------------------------------------------------------------------------------------------------
       6,695,000   Vincennes, IN Economic Devel. (Southwest Indiana
                   Regional Youth Village)                                                  6.250     01/01/2024         6,698,414
                                                                                                                   ---------------
                                                                                                                       126,320,736
----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.7%
       4,105,000   Cedar Rapids, IA (Cottage Grove Place)                                   6.000     07/01/2014         3,916,088
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Coralville, IA Urban Renewal                                             5.125     06/01/2039           374,681
----------------------------------------------------------------------------------------------------------------------------------
         650,000   Coralville, IA Urban Renewal                                             5.000     06/01/2047           633,412
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Coralville, IA Urban Renewal                                             5.750     06/01/2028           764,325
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Coralville, IA Urban Renewal                                             6.000     06/01/2036           769,335
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Des Moines, IA Aviation System                                           5.125     07/01/2028            30,128
----------------------------------------------------------------------------------------------------------------------------------
       5,475,000   Dickinson County, IA Hsg. (Spirit Lake)                                  5.875     12/01/2036         5,318,087
----------------------------------------------------------------------------------------------------------------------------------
          20,000   IA Finance Authority (Allen Memorial Hospital Corp.)                     5.600     02/15/2020            20,262
----------------------------------------------------------------------------------------------------------------------------------
         520,000   IA Finance Authority (Amity Fellowserve)                                 5.900     10/01/2016           526,261
----------------------------------------------------------------------------------------------------------------------------------
         860,000   IA Finance Authority (Amity Fellowserve)                                 6.000     10/01/2028           836,333
----------------------------------------------------------------------------------------------------------------------------------
         940,000   IA Finance Authority (Amity Fellowserve)                                 6.375     10/01/2026           956,065
----------------------------------------------------------------------------------------------------------------------------------
       2,190,000   IA Finance Authority (Amity Fellowserve)                                 6.500     10/01/2036         2,227,361
----------------------------------------------------------------------------------------------------------------------------------
       1,160,000   IA Finance Authority (Boys & Girls Home)                                 5.900     12/01/2028         1,188,385
----------------------------------------------------------------------------------------------------------------------------------
         100,000   IA Finance Authority (Iowa Valley Community College
                   Student Hsg.)                                                            5.850     05/01/2019            99,885
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   IA Finance Authority Health Facilities (Care Initiatives)                5.500     07/01/2025         3,081,720
----------------------------------------------------------------------------------------------------------------------------------
         900,000   IA Finance Authority Retirement Community (Friendship
                   Haven)                                                                   6.125     11/15/2032           918,216
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   IA Finance Authority Senior Hsg. (Bethany Manor)                         5.550     11/01/2041           981,560
----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge) 4                  5.375     06/01/2025         1,272,180
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   IA Higher Education Loan Authority (Wartburg College)                    5.300     10/01/2037        10,069,800

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

IOWA Continued
$     34,865,000   IA Tobacco Settlement Authority                                          5.375%    06/01/2038   $    34,294,957
----------------------------------------------------------------------------------------------------------------------------------
      56,000,000   IA Tobacco Settlement Authority                                          5.500     06/01/2042        55,694,240
----------------------------------------------------------------------------------------------------------------------------------
     190,800,000   IA Tobacco Settlement Authority                                          6.250 5   06/01/2046        17,929,476
----------------------------------------------------------------------------------------------------------------------------------
     360,990,000   IA Tobacco Settlement Authority                                          7.125 5   06/01/2046        24,319,896
----------------------------------------------------------------------------------------------------------------------------------
      60,000,000   IA Tobacco Settlement Authority (TASC) 1                                 5.625     06/01/2046        60,334,400
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   IA Tobacco Settlement Authority (TASC)                                   5.625     06/01/2046         5,027,850
                                                                                                                   ---------------
                                                                                                                       231,584,903
----------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.6%
         100,000   Goddard, KS Industrial Revenue (IFR Systems)                             6.250     05/01/2012           100,335
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Kingman, KS Hospital Revenue (Ninnescah Valley)                          6.375     03/01/2022            15,000
----------------------------------------------------------------------------------------------------------------------------------
       1,025,000   KS Devel. Finance Authority (Oak Ridge Park Associates)                  6.500     02/01/2018         1,037,505
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   KS Devel. Finance Authority (Oak Ridge Park Associates)                  6.625     08/01/2029         1,012,650
----------------------------------------------------------------------------------------------------------------------------------
          55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated
                   Group)                                                                   5.500     11/15/2015            55,010
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   KS Independent College Finance Authority (Newman
                   University) 4                                                            5.000     10/01/2028         1,723,932
----------------------------------------------------------------------------------------------------------------------------------
         950,000   Labette County, KS Hospital Revenue                                      5.750     09/01/2029           980,619
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Labette County, KS Hospital Revenue                                      5.750     09/01/2037           847,572
----------------------------------------------------------------------------------------------------------------------------------
       1,290,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)                         7.950     10/15/2035         1,332,428
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Manhattan, KS Health Care Facility (Meadowlark Hills
                   Retirement)                                                              5.125     05/15/2042           956,970
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Mission, KS Multifamily (Lamar Place Apartments)                         5.180     10/01/2023            45,013
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Olathe, KS Tax Increment (Gateway)                                       5.000     03/01/2026         4,222,530
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Olathe, KS Transportation Devel. District (Gateway)                      5.000     12/01/2028         2,333,550
----------------------------------------------------------------------------------------------------------------------------------
       4,770,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.450     06/01/2038         5,015,607
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.500     12/01/2038        15,767,400
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.900     06/01/2028           489,283
----------------------------------------------------------------------------------------------------------------------------------
       2,965,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.900     12/01/2035         3,138,868
----------------------------------------------------------------------------------------------------------------------------------
       5,085,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.950     06/01/2036         5,403,474
----------------------------------------------------------------------------------------------------------------------------------
       2,160,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             6.450     12/01/2033         2,301,998
----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             6.450     12/01/2033         1,331,116
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             6.875     12/01/2026           405,244
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             7.600     12/01/2031           213,295

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

KANSAS Continued
$        525,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                7.600%    12/01/2031   $       533,237
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Sterling, KS Educational Facilities (Sterling College)                   5.375     11/01/2027           192,348
----------------------------------------------------------------------------------------------------------------------------------
         860,000   Sterling, KS Educational Facilities (Sterling College)                   5.500     11/01/2032           827,587
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Wichita, KS Hsg. (Innes Station Apartments)                              6.250     03/01/2028         1,660,956
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Wyandotte County/Kansas City, KS Unified Government
                   Industrial Devel. (Crestwood Apartments)                                 6.950     06/01/2037         2,508,550
----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Wyandotte County/Kansas City, KS Unified Government
                   Pollution Control (General Motors) 4                                     6.000     06/01/2025         1,404,382
                                                                                                                   ---------------
                                                                                                                        55,856,459
----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
          15,000   Elizabethtown, KY Industrial Building (Elizabethtown
                   Medical Rehabilitation)                                                 10.250     12/01/2016            15,295
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Jefferson County, KY Health Facilities (University
                   Medical Center)                                                          5.500     07/01/2017         2,022,300
----------------------------------------------------------------------------------------------------------------------------------
      28,805,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015           864,150
----------------------------------------------------------------------------------------------------------------------------------
      31,750,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015           952,500
----------------------------------------------------------------------------------------------------------------------------------
      27,170,000   Kenton County, KY Airport (Delta Airlines) 6                             8.000     12/01/2015           815,100
----------------------------------------------------------------------------------------------------------------------------------
      45,560,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015         1,366,800
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015             4,500
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Kenton County, KY Airport Board (Cincinnati/Northern
                   Kentucky International)                                                  5.750     03/01/2010            45,412
----------------------------------------------------------------------------------------------------------------------------------
       4,680,000   Kenton County, KY Airport Special Facilities (Mesaba
                   Aviation)                                                                6.625     07/01/2019         4,502,488
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Kenton County, KY Airport Special Facilities (Mesaba
                   Aviation)                                                                6.700     07/01/2029         5,069,850
----------------------------------------------------------------------------------------------------------------------------------
       2,635,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                                   6.750     03/01/2029         2,635,395
----------------------------------------------------------------------------------------------------------------------------------
          10,000   KY EDFA (Norton)                                                         6.125     10/01/2010            10,306
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   KY Hsg. Corp.                                                            4.800     07/01/2037         6,719,650
----------------------------------------------------------------------------------------------------------------------------------
       2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                     6.000     05/01/2023         2,904,263
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                     7.450     05/01/2022         1,223,280
----------------------------------------------------------------------------------------------------------------------------------
       5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                     7.650     05/01/2016         5,800,442
                                                                                                                   ---------------
                                                                                                                        34,951,731
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.2%
         175,000   Caddo Parish, LA Industrial Devel. Board (Pennzoil
                   Products Company)                                                        5.600     12/01/2028           178,717
----------------------------------------------------------------------------------------------------------------------------------
       5,565,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
                   Control (Gulf States Utilities Company)                                  6.750     10/01/2012         5,617,534
----------------------------------------------------------------------------------------------------------------------------------
       2,800,000   Claiborne Parish, LA Law Enforcement District
                   (Claiborne Correctional Facilities)                                      6.250     03/01/2019         2,893,744
----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Epps, LA COP                                                             8.000     06/01/2018         1,436,190

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

LOUISIANA Continued
$      2,500,000   Juban Park, LA Community Devel. District
                   Special Assessment                                                       5.150%    10/01/2014   $     2,479,300
----------------------------------------------------------------------------------------------------------------------------------
       3,775,000   LA CDA (Eunice Student Hsg. Foundation)                                  7.375     09/01/2033         3,362,393
----------------------------------------------------------------------------------------------------------------------------------
       3,420,000   LA HFA (Homeownership)                                                   5.700     06/01/2039         3,732,896
----------------------------------------------------------------------------------------------------------------------------------
         470,000   LA HFA (Malta Square at Sacred Heart)                                    6.450     09/01/2027           490,516
----------------------------------------------------------------------------------------------------------------------------------
         115,000   LA HFA (Single Family Mtg.)                                              6.300     06/01/2020           116,072
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   LA Local Government EF&CD Authority (Cypress
                   Apartments)                                                              8.000     04/20/2028         1,099,780
----------------------------------------------------------------------------------------------------------------------------------
         425,000   LA Local Government EF&CD Authority (Oakleigh
                   Apartments)                                                              8.500     06/01/2038           528,369
----------------------------------------------------------------------------------------------------------------------------------
         500,000   LA Local Government EF&CD Authority (Sharlo
                   Apartments)                                                              8.000     06/20/2028           499,985
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   LA Local Government EF&CD Authority (St. James Place)                    7.000     11/01/2029         8,246,000
----------------------------------------------------------------------------------------------------------------------------------
       7,460,000   LA Public Facilities Authority (Lake Charles Memorial
                   Hospital)                                                                8.625     12/01/2030         7,938,037
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   LA Public Facilities Authority (Ochsner Clinic Foundation) 1             5.000     05/15/2022         7,637,100
----------------------------------------------------------------------------------------------------------------------------------
       5,350,000   LA Public Facilities Authority (Progressive Healthcare)                  6.375     10/01/2028         5,409,118
----------------------------------------------------------------------------------------------------------------------------------
     119,945,000   LA Tobacco Settlement Financing Corp. (TASC)                             5.875     05/15/2039       124,277,413
----------------------------------------------------------------------------------------------------------------------------------
       9,630,000   LA Tobacco Settlement Financing Corp. (TASC), Series B                   5.500     05/15/2030         9,817,689
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Lakeshore Villages Master, LA Community Devel. District                  5.250     07/01/2017         7,400,025
----------------------------------------------------------------------------------------------------------------------------------
      23,400,000   New Orleans, LA Exhibit Hall Authority Special Tax (Ernest
                   N. Morial) 1                                                             5.250     07/15/2028        24,388,065
----------------------------------------------------------------------------------------------------------------------------------
         195,000   New Orleans, LA Finance Authority (Single Family Mtg.)                   6.218 5   12/01/2032            40,734
----------------------------------------------------------------------------------------------------------------------------------
       1,270,000   New Orleans, LA Finance Authority (Single Family Mtg.)                   6.372 5   06/01/2032           262,471
----------------------------------------------------------------------------------------------------------------------------------
         330,000   New Orleans, LA HDC (Southwood Patio)                                    7.700     02/01/2022           335,029
----------------------------------------------------------------------------------------------------------------------------------
          60,000   New Orleans, LA Sewage Service                                           5.400     06/01/2017            60,651
----------------------------------------------------------------------------------------------------------------------------------
       3,020,000   St. James Parish, LA Solid Waste (IMC Phosphates
                   Company)                                                                 7.700     10/01/2022         3,090,517
----------------------------------------------------------------------------------------------------------------------------------
      50,000,000   St. John Baptist Parish, LA (Marathon Oil Company)                       5.125     06/01/2037        49,935,500
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Tensas Parish, LA Law Enforcement District COP 6                         8.000     10/01/2010            50,861
----------------------------------------------------------------------------------------------------------------------------------
         140,000   West Feliciana Parish, LA Pollution Control (Entergy
                   Gulf States)                                                             5.800     12/01/2015           140,738
----------------------------------------------------------------------------------------------------------------------------------
         290,000   West Feliciana Parish, LA Pollution Control (Entergy
                   Gulf States)                                                             5.800     04/01/2016           290,803
                                                                                                                   ---------------
                                                                                                                       271,756,247
----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.6%
      35,020,000   ME Finance Authority Solid Waste Recycling Facilities
                   (Great Northern Paper)                                                   7.750     10/01/2022        35,260,587
----------------------------------------------------------------------------------------------------------------------------------
          90,000   ME Municipal Bond Bank, Series D                                         6.300     11/01/2014            90,181
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   ME Hsg. Authority, Series F-2 1                                          5.150     11/15/2022         4,238,241
----------------------------------------------------------------------------------------------------------------------------------
          20,000   North Berwick, ME (Hussey Seating Company)                               7.000     12/01/2013            20,083

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MAINE Continued
$      4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.)                      6.625%    07/01/2020   $     4,812,816
----------------------------------------------------------------------------------------------------------------------------------
       6,200,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)                   6.875     10/01/2026         6,652,786
                                                                                                                   ---------------
                                                                                                                        51,074,694
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.6%
       1,000,000   Annapolis, MD Economic Devel. (St. John's College)                       5.000     10/01/2027         1,011,860
----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Annapolis, MD Economic Devel. (St. John's College)                       5.000     10/01/2032         1,091,803
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Annapolis, MD Economic Devel. (St. John's College)                       5.000     10/01/2036           802,480
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Baltimore, MD Convention Center                                          5.875     09/01/2039         4,188,880
----------------------------------------------------------------------------------------------------------------------------------
       6,810,000   Brunswick, MD Special Obligation (Brunswick Crossing)                    5.500     07/01/2036         6,874,150
----------------------------------------------------------------------------------------------------------------------------------
       2,440,000   MD Community Devel. Administration (Dept. of Hsg. &
                   Community Devel.) 7                                                      5.200     09/01/2048         2,453,420
----------------------------------------------------------------------------------------------------------------------------------
       3,090,000   MD Community Devel. People's Resource Center, Series A                   5.050     07/01/2047         3,052,209
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   MD EDC (Chesapeake Bay)                                                  5.000     12/01/2031         7,631,360
----------------------------------------------------------------------------------------------------------------------------------
       5,135,000   MD EDC Student Hsg. (Bowie State University) 4                           6.000     06/01/2023         5,218,957
----------------------------------------------------------------------------------------------------------------------------------
         400,000   MD EDC Student Hsg. (University of Maryland)                             5.625     10/01/2023           394,952
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   MD EDC Student Hsg. (University of Maryland)                             5.750     10/01/2033         4,936,250
----------------------------------------------------------------------------------------------------------------------------------
         750,000   MD H&HEFA (Edenwald)                                                     5.400     01/01/2031           763,613
----------------------------------------------------------------------------------------------------------------------------------
         600,000   MD H&HEFA (Edenwald)                                                     5.400     01/01/2037           607,722
----------------------------------------------------------------------------------------------------------------------------------
         710,000   MD H&HEFA (King Farm Presbyterian Community)                             5.250     01/01/2027           709,539
----------------------------------------------------------------------------------------------------------------------------------
         600,000   MD H&HEFA (King Farm Presbyterian Community)                             5.300     01/01/2037           597,048
----------------------------------------------------------------------------------------------------------------------------------
         925,000   MD H&HEFA (Washington Christian Academy) 4                               5.500     07/01/2038           926,637
----------------------------------------------------------------------------------------------------------------------------------
         320,000   MD Industrial Devel. Financing Authority (Our Lady of
                   Good Counsel) 4                                                          5.500     05/01/2020           333,802
----------------------------------------------------------------------------------------------------------------------------------
         800,000   MD Industrial Devel. Financing Authority (Our Lady of
                   Good Counsel) 4                                                          6.000     05/01/2035           848,960
----------------------------------------------------------------------------------------------------------------------------------
       3,950,000   Prince Georges County, MD Special Obligation (National
                   Harbor)                                                                  5.200     07/01/2034         3,918,716
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Salisbury, MD Special Obligation (Villages at Aydelotte
                   Farm)                                                                    5.250     01/01/2037         2,195,573
                                                                                                                   ---------------
                                                                                                                        48,557,931
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.5%
       1,000,000   MA Devel. Finance Agency (Curry College) 4                               5.000     03/01/2036           982,040
----------------------------------------------------------------------------------------------------------------------------------
         800,000   MA Devel. Finance Agency (Eastern Nazarene College)                      5.625     04/01/2019           814,224
----------------------------------------------------------------------------------------------------------------------------------
       2,630,000   MA Devel. Finance Agency (Eastern Nazarene College)                      5.625     04/01/2029         2,668,424
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   MA Devel. Finance Agency (Linden Ponds)                                  5.750     11/15/2042         1,836,954
----------------------------------------------------------------------------------------------------------------------------------
         300,000   MA Devel. Finance Agency (Regis College)                                 5.250     10/01/2018           293,169
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MA Devel. Finance Agency (VOA Concord)                                   5.200     11/01/2041           961,760
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   MA GO 1                                                                  5.000     08/01/2027         8,401,800
----------------------------------------------------------------------------------------------------------------------------------
       9,990,000   MA H&EFA (Catholic Health East) 1                                        4.544 2   11/15/2032         9,839,650
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   MA H&EFA (Emerson Hospital) 1                                            5.000     08/15/2035         9,977,350

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MASSACHUSETTS Continued
$         80,000   MA H&EFA (Holyoke Hospital)                                              6.500%    07/01/2015   $        80,015
----------------------------------------------------------------------------------------------------------------------------------
          10,000   MA H&EFA (Medical Academic and Scientific
                   Community Organization)                                                  6.625     01/01/2015            10,104
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   MA HFA (Single Family)                                                   5.000     12/01/2031         4,483,980
----------------------------------------------------------------------------------------------------------------------------------
      52,080,000   MA HFA, Series A 1                                                       5.250     07/01/2025        53,071,343
----------------------------------------------------------------------------------------------------------------------------------
       2,185,000   MA HFA, Series A                                                         5.200     06/01/2036         2,202,961
----------------------------------------------------------------------------------------------------------------------------------
       4,250,000   MA HFA, Series A                                                         5.300     06/01/2049         4,278,178
----------------------------------------------------------------------------------------------------------------------------------
       1,280,000   MA HFA, Series A                                                         5.700     07/01/2020         1,317,312
----------------------------------------------------------------------------------------------------------------------------------
       1,355,000   MA HFA, Series A                                                         5.800     07/01/2030         1,397,818
----------------------------------------------------------------------------------------------------------------------------------
      22,560,000   MA HFA, Series F 1                                                       5.000     07/01/2022        22,612,565
----------------------------------------------------------------------------------------------------------------------------------
         145,000   MA Industrial Finance Agency (Arbors at Taunton)                         5.500     06/20/2040           149,515
                                                                                                                   ---------------
                                                                                                                       125,379,162
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.7%
      55,770,000   Detroit, MI Sewer Disposal System 1                                      4.191 2   07/01/2032        55,212,300
----------------------------------------------------------------------------------------------------------------------------------
       1,700,000   Kalamazoo, MI EDC (Heritage Community)                                   5.500     05/15/2036         1,705,338
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   Kent, MI Hospital Finance Authority                                      6.250     07/01/2040         2,845,238
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Kentwood, MI Economic Devel. (Holland Homes/Faith
                   Hospice/HHCAHH/RD/HHF Obligated Group                                    5.375     11/15/2036           504,325
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Meridian, MI EDC (Burcham Hills)                                         5.250     07/01/2026         1,176,684
----------------------------------------------------------------------------------------------------------------------------------
       9,900,000   MI Higher Education Student Loan Authority 1                             5.450     09/01/2026        10,218,285
----------------------------------------------------------------------------------------------------------------------------------
          65,000   MI Hospital Finance Authority (Detroit Medical Center)                   6.500     08/15/2018            65,038
----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   MI Hospital Finance Authority (Henry Ford
                   Health System) 4                                                         5.250     11/15/2046        20,296,600
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   MI Hsg. Devel. Authority (Deaconess Tower)                               5.200     08/20/2038         1,211,928
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   MI Hsg. Devel. Authority, Series A                                       5.200     06/01/2039         7,571,325
----------------------------------------------------------------------------------------------------------------------------------
         500,000   MI Hsg. Devel. Authority, Series D                                       5.200     10/01/2042           502,070
----------------------------------------------------------------------------------------------------------------------------------
       2,185,000   MI Job Devel. Authority Pollution Control (General
                   Motors Corp.) 4                                                          5.550     04/01/2009         2,186,682
----------------------------------------------------------------------------------------------------------------------------------
         450,000   MI Public Educational Facilities Authority (Black River
                   School) 4                                                                5.800     09/01/2030           455,837
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   MI Public Educational Facilities Authority (Old Redford
                   Academy) 4                                                               6.000     12/01/2035         2,070,680
----------------------------------------------------------------------------------------------------------------------------------
         360,000   MI Strategic Fund Limited Obligation (Clark Retirement
                   Community/Clark Retirement Community Foundation
                   Obligated Group) 4                                                       5.650     09/01/2029           373,043
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   MI Strategic Fund Limited Obligation (Detroit Edison
                   Company) 1                                                               5.500     06/01/2030         8,472,240
----------------------------------------------------------------------------------------------------------------------------------
       5,505,000   MI Strategic Fund Limited Obligation (Ford Motor
                   Company), Series A 4                                                     6.550     10/01/2022         5,533,076
----------------------------------------------------------------------------------------------------------------------------------
       4,475,000   MI Strategic Fund Pollution Control (General
                   Motors Corp.) 4                                                          6.200     09/01/2020         4,483,950

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MICHIGAN Continued
$     15,375,000   MI Strategic Fund Pollution Control (General
                   Motors Corp.) 4                                                          7.000% 2  04/01/2008   $    15,375,000
----------------------------------------------------------------------------------------------------------------------------------
      27,895,000   MI Strategic Fund Pollution Control (General
                   Motors Corp.)                                                            7.000 2   12/01/2008        27,895,000
----------------------------------------------------------------------------------------------------------------------------------
       4,800,000   MI Strategic Fund Solid Waste (Genesee Power Station)                    7.500     01/01/2021         4,785,504
----------------------------------------------------------------------------------------------------------------------------------
      20,455,000   Midland County, MI EDC (Midland Cogeneration
                   Venture)                                                                 6.875     07/23/2009        20,708,847
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Pontiac, MI Tax Increment Finance Authority                              6.375     06/01/2031           839,328
----------------------------------------------------------------------------------------------------------------------------------
       3,765,000   Wayne Charter County, MI Airport Facilities (Northwest
                   Airlines)                                                                6.000     12/01/2029         3,587,330
----------------------------------------------------------------------------------------------------------------------------------
      31,180,000   Wayne County, MI Airport Authority (Detroit
                   Metropolitan Wayne County Airport) 1                                     5.000     12/01/2029        31,860,036
                                                                                                                   ---------------
                                                                                                                       229,935,684
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.5%
       1,375,000   Aitkin, MN Health Care Facilities (Riverwood
                   Healthcare Center)                                                       5.600     02/01/2032         1,394,951
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Apple Valley, MN EDA (Evercare Senior Living)                            6.000     12/01/2025         1,502,370
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Apple Valley, MN EDA (Evercare Senior Living)                            6.125     06/01/2035         6,021,000
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)                  5.500     09/01/2033         1,737,925
----------------------------------------------------------------------------------------------------------------------------------
       1,430,000   Burnsville, MN Commercial Devel. (Holiday Inn) 4                         5.900     04/01/2008         1,427,154
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Chisago City, MN Hsg. Devel (Bungalows of Chisago City)                  7.500     05/01/2027            34,994
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Cloguet, MN Pollution Control (Potlach Corp.)                            5.900     10/01/2026           117,047
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)                         5.400     12/01/2036           979,170
----------------------------------------------------------------------------------------------------------------------------------
       2,700,000   Coon Rapids, MN Multifamily Hsg. (Coon Rapids
                   Leased Hsg. Associates II)                                               4.950     10/20/2041         2,623,914
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Cottage Grove, MN Senior Hsg.                                            5.250     12/01/2046         5,858,160
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Cottage Grove, MN Senior Hsg.                                            6.000     12/01/2046         1,764,788
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Crookston, MN Health Care Facilities (Riverview
                   Health Assoc.)                                                           5.300     05/01/2032         1,486,590
----------------------------------------------------------------------------------------------------------------------------------
         475,000   Cuyuna Range, MN Hospital District Health Facilities                     5.200     06/01/2025           478,762
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cuyuna Range, MN Hospital District Health Facilities                     5.500     06/01/2035         1,021,280
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Eagan, MN Ice Arena                                                      5.500     04/01/2019           100,050
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)                       6.250     12/01/2029           201,144
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries)                            5.350     05/01/2042         1,930,740
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Eveleth, MN Health Care (Arrowhead Senior Living
                   Community)                                                               5.200     10/01/2027           730,305
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Eveleth, MN Multifamily (Manor House Woodland)                           5.500     10/01/2025           981,350
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Eveleth, MN Multifamily (Manor House Woodland)                           5.700     10/01/2036         1,995,580
----------------------------------------------------------------------------------------------------------------------------------
         130,000   Grand Rapids, MN Hsg. & Redevel. Authority (Lakeshore)                   5.700     10/01/2029           132,980
----------------------------------------------------------------------------------------------------------------------------------
       2,160,000   Green Isle, MN Senior Hsg. (Kingsway Ministries)                         5.500     05/01/2042         2,161,814
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Hopkins, MN Hsg. & Redevel. Authority (Excelsior
                   Crossings)                                                               5.050     02/01/2030         2,915,550

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MINNESOTA Continued
$      1,000,000   Inner Grove Heights, MN Nursing Home
                   (Presbyterian Homes)                                                     5.500%    10/01/2041   $       989,720
----------------------------------------------------------------------------------------------------------------------------------
         525,000   International Falls, MN Pollution Control (Boise
                   Cascade Corp.) 4                                                         5.500     04/01/2023           530,072
----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   International Falls, MN Pollution Control (Boise
                   Cascade Corp.)                                                           5.650     12/01/2022         3,293,518
----------------------------------------------------------------------------------------------------------------------------------
       6,370,000   International Falls, MN Solid Waste Disposal (Boise
                   Cascade Corp.)                                                           6.850     12/01/2029         6,721,560
----------------------------------------------------------------------------------------------------------------------------------
         530,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                            5.550     09/01/2026           533,641
----------------------------------------------------------------------------------------------------------------------------------
       1,135,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                            5.700     09/01/2036         1,142,945
----------------------------------------------------------------------------------------------------------------------------------
       1,220,000   Mahtomedi, MN Multifamily (Briarcliff)                                   7.350     06/01/2036         1,233,957
----------------------------------------------------------------------------------------------------------------------------------
       9,800,000   Mankato, MN Industrial Devel. (Environ Biocomposites
                   Holdings)                                                                7.250     12/01/2025         9,292,850
----------------------------------------------------------------------------------------------------------------------------------
       7,988,645   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
                   Family Mtg.) 4                                                           5.000     11/01/2038         7,907,241
----------------------------------------------------------------------------------------------------------------------------------
       4,770,053   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
                   Family Mtg.) 4                                                           5.000     12/01/2038         4,721,255
----------------------------------------------------------------------------------------------------------------------------------
      47,015,000   Minneapolis & St. Paul, MN Metropolitan Airports
                   Commission (Northwest Airlines) 9,10                                     7.000     04/01/2025        41,512,364
----------------------------------------------------------------------------------------------------------------------------------
      16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports
                   Commission (Northwest Airlines) 4,9,10                                   7.375     04/01/2025        14,487,760
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Minneapolis, MN (Walker Methodist Senior Services)                       5.875     11/15/2018            35,162
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Minneapolis, MN (Walker Methodist Senior Services)                       6.000     11/15/2028           146,208
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Minneapolis, MN (Walker Methodist Senior Services)                       6.000     11/15/2028            15,058
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Minneapolis, MN Multifamily (Belmont Apartments)                         7.625     11/01/2027           101,321
----------------------------------------------------------------------------------------------------------------------------------
         730,000   Minneapolis, MN Multifamily (Blaisdell Apartments)                       5.400     04/01/2028           714,378
----------------------------------------------------------------------------------------------------------------------------------
       5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)                  5.500     04/01/2042         5,159,348
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Minneapolis, MN Tax Increment (Grant Park) 4                             5.350     02/01/2030           247,900
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Minneapolis, MN Tax Increment (Ivy Tower)                                5.500     02/01/2022           501,760
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)                                5.700     02/01/2029         1,009,670
----------------------------------------------------------------------------------------------------------------------------------
       4,585,000   MN HFA (Residential Hsg.)                                                4.875     07/01/2037         4,458,225
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MN HFA (Single Family Mtg.)                                              5.900     07/01/2025            25,346
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Moorhead, MN EDA (Eventide)                                              5.150     06/01/2029           367,508
----------------------------------------------------------------------------------------------------------------------------------
         900,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota
                   Masonic Home North Ridge)                                                5.900     03/01/2019           919,485
----------------------------------------------------------------------------------------------------------------------------------
          80,000   New Hope, MN Multifamily (Chardon Court)                                 7.250     06/01/2026            79,712
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Northfield, MN Hospital                                                  5.375     11/01/2031           507,785
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Northfield, MN Hsg. & Redevel. Authority (Northfield
                   Retirement)                                                              5.375     12/01/2036           968,390
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Northfield, MN Lease (Village School of Northfield) 6,9,10               6.500     12/01/2014            12,805
----------------------------------------------------------------------------------------------------------------------------------
         330,000   Northfield, MN Lease (Village School of Northfield) 6,9,10               7.500     12/01/2024           163,908
----------------------------------------------------------------------------------------------------------------------------------
       2,100,000   Northwest MN Multi-County Hsg. & Redevel. Authority                      5.450     07/01/2041         2,044,518

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MINNESOTA Continued
$      5,000,000   Oronoco, MN Multifamily Hsg. (Wedum Shorewood
                   Campus)                                                                  5.400%    06/01/2041   $     4,919,400
----------------------------------------------------------------------------------------------------------------------------------
      10,170,000   Otter Tail County, MN GO                                                 7.500     11/01/2019        10,092,098
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                        5.800     10/01/2029           402,396
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                        6.000     04/01/2041         1,268,088
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Park Rapids, MN Health Facilities (Mankato Lutheran
                   Homes)                                                                   5.600     08/01/2036           400,024
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Pine City, MN (Lakes International Language Academy)                     6.250     05/01/2035         1,010,270
----------------------------------------------------------------------------------------------------------------------------------
         820,000   Pine City, MN Health Care & Hsg. (North Branch)                          6.000     10/20/2036           824,002
----------------------------------------------------------------------------------------------------------------------------------
       1,715,000   Pine City, MN Health Care & Hsg. (North Branch)                          6.125     10/20/2047         1,723,232
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)                  5.625     08/01/2026         1,524,345
----------------------------------------------------------------------------------------------------------------------------------
       1,875,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)                  5.750     08/01/2041         1,882,050
----------------------------------------------------------------------------------------------------------------------------------
       6,200,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)                        6.625     12/01/2039         6,458,354
----------------------------------------------------------------------------------------------------------------------------------
         680,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)                       7.750     12/15/2034           680,333
----------------------------------------------------------------------------------------------------------------------------------
       4,300,000   Sartell, MN Health Care & Hsg. Facilities (The Foundation
                   for Health Care Continuums)                                              6.625     09/01/2029         4,428,312
----------------------------------------------------------------------------------------------------------------------------------
         935,000   Seaway Port Authority of Duluth, MN (Northstar
                   Aerospace)                                                               5.000     04/01/2017           908,081
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Seaway Port Authority of Duluth, MN (Northstar
                   Aerospace)                                                               5.200     04/01/2027           205,059
----------------------------------------------------------------------------------------------------------------------------------
         830,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                   Lake Village)                                                            5.375     08/01/2021           850,476
----------------------------------------------------------------------------------------------------------------------------------
         790,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                   Lake Village)                                                            5.625     02/01/2031           815,019
----------------------------------------------------------------------------------------------------------------------------------
         100,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain
                   Towers)                                                                  5.900     09/01/2020            97,114
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   St. Louis Park, MN (Roitenberg Family)                                   5.700     08/15/2041         1,009,670
----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   St. Paul, MN Hsg. & Redevel. Authority (Brigecreek
                   Senior Place)                                                            7.000     09/15/2037         1,300,052
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Episcopal
                   Nursing Home)                                                            5.630     10/01/2033         2,033,520
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern
                   Lofts)                                                                   6.250     03/01/2029         3,171,090
----------------------------------------------------------------------------------------------------------------------------------
         400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                   Academy)                                                                 5.750     09/01/2026           410,936
----------------------------------------------------------------------------------------------------------------------------------
         650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                   Academy)                                                                 6.000     09/01/2036           671,314
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard
                   Shaller, MN)                                                             5.250     10/01/2042         1,477,395
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                   6.800     03/01/2029         2,118,820
----------------------------------------------------------------------------------------------------------------------------------
       2,130,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                   7.000     03/01/2029         2,275,223
----------------------------------------------------------------------------------------------------------------------------------
       1,770,000   St. Paul, MN Port Authority (Great Northern)                             6.000     03/01/2030         1,837,773

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MINNESOTA Continued
$      3,400,000   St. Paul, MN Port Authority (Healtheast Midway
                   Campus)                                                                  6.000%    05/01/2030   $     3,476,704
----------------------------------------------------------------------------------------------------------------------------------
         560,000   St. Paul, MN Port Authority Parking Revenue (4th
                   Parking Ramp)                                                            8.000     12/01/2027           479,892
----------------------------------------------------------------------------------------------------------------------------------
       1,760,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey
                   Manor East)                                                              6.000     02/01/2019         1,774,714
----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   Washington County, MN Hsg. & Redevel. (Birchwood
                   & Woodbury)                                                              5.625     06/01/2037         3,530,808
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Worthington, MN Hsg. Authority (Meadows
                   Worthington)                                                             5.375     05/01/2037           974,560
                                                                                                                   ---------------
                                                                                                                       212,474,112
----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.7%
         125,000   Claiborne County, MS Pollution Control (System
                   Energy Resources)                                                        6.200     02/01/2026           125,451
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Gulfport, MS Hospital Facility (Gulfport Memorial
                   Hospital)                                                                6.125     07/01/2015            50,080
----------------------------------------------------------------------------------------------------------------------------------
         175,000   Jackson, MS Hsg. Authority (Elton Park Apartments)                       5.400     04/01/2039           176,853
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Jones County, MS Solid Waste Disposal (International
                   Paper Company) 4                                                         5.800     10/01/2021            50,793
----------------------------------------------------------------------------------------------------------------------------------
      12,585,000   MS Business Finance Corp. (System Energy Resources) 4                    5.875     04/01/2022        12,708,836
----------------------------------------------------------------------------------------------------------------------------------
       6,430,000   MS Business Finance Corp. (System Energy Resources) 4                    5.900     05/01/2022         6,492,242
----------------------------------------------------------------------------------------------------------------------------------
      22,385,000   MS Devel. Bank Special Obligation 1                                      5.000     03/01/2041        22,925,848
----------------------------------------------------------------------------------------------------------------------------------
      17,500,000   MS Hospital Equipment & Facilities Authority (Baptist
                   Memorial Hospital) 1                                                     5.000     09/01/2024        17,350,550
----------------------------------------------------------------------------------------------------------------------------------
         175,000   Warren County, MS Environmental Improvement
                   (International Paper Company)                                            6.250     09/01/2023           181,808
                                                                                                                   ---------------
                                                                                                                        60,062,461
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.4%
         250,000   Belton, MO Tax Increment (Belton Town Center)                            5.500     03/01/2020           250,410
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Belton, MO Tax Increment (Belton Town Center)                            5.625     03/01/2025           401,600
----------------------------------------------------------------------------------------------------------------------------------
         325,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2010           323,817
----------------------------------------------------------------------------------------------------------------------------------
         580,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2012           574,618
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2016           486,770
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2017           483,775
----------------------------------------------------------------------------------------------------------------------------------
         730,000   Branson Hills, MO Infrastructure Facilities                              5.500     04/01/2022           727,394
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Branson Hills, MO Infrastructure Facilities                              5.500     04/01/2027           741,503
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Branson, MO Commerce Park Community
                   Improvement District                                                     5.750     06/01/2026         4,835,550
----------------------------------------------------------------------------------------------------------------------------------
       2,485,000   Branson, MO IDA (Branson Hills Redevel.)                                 5.750     05/01/2026         2,424,913
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   Branson, MO IDA (Branson Hills Redevel.)                                 7.050     05/01/2027        14,072,110
----------------------------------------------------------------------------------------------------------------------------------
       2,070,000   Branson, MO IDA (Branson Landing) 4                                      5.250     06/01/2021         2,074,451

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MISSOURI Continued
$      2,470,000   Branson, MO IDA (Branson Landing)                                        5.500%    06/01/2029   $     2,494,033
----------------------------------------------------------------------------------------------------------------------------------
      24,545,000   Branson, MO IDA (Branson Shoppe Redevel.)                                5.950     11/01/2029        24,952,447
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Branson, MO Regional Airport (Branson Airport)                           6.000     07/01/2025         4,884,500
----------------------------------------------------------------------------------------------------------------------------------
         570,000   Broadway-Fairview, MO Transportation Devel. District
                   (Columbia)                                                               6.125     12/01/2036           553,709
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Cape Girardeau County, MO IDA (Procter & Gamble
                   Company)                                                                 5.300     05/15/2028            76,105
----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   Chillicothe, MO Tax Increment (South U.S. 65) 4                          5.500     04/01/2021         1,221,974
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)                            5.625     04/01/2027         1,106,644
----------------------------------------------------------------------------------------------------------------------------------
       2,530,000   Clay County, MO IDA (Oak Creek)                                          6.300     01/20/2038         2,683,217
----------------------------------------------------------------------------------------------------------------------------------
         450,000   Cottleville, MO COP 6                                                    5.250     08/01/2031           455,382
----------------------------------------------------------------------------------------------------------------------------------
       3,325,000   Dardenne Town Square, MO Transportation Devel. District                  5.000     05/01/2026         3,193,729
----------------------------------------------------------------------------------------------------------------------------------
       3,940,000   Dardenne Town Square, MO Transportation Devel. District                  5.000     05/01/2036         3,675,587
----------------------------------------------------------------------------------------------------------------------------------
       2,815,000   Enright Arlington, MO Community Improvement District 4                   5.400     03/01/2026         2,774,295
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Good Shepard, MO Nursing Home District                                   5.900     08/15/2023         2,031,700
----------------------------------------------------------------------------------------------------------------------------------
         245,000   Grindstone Plaza, MO Transportation Devel. District                      5.250     10/01/2021           243,410
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Grindstone Plaza, MO Transportation Devel. District                      5.400     10/01/2026           400,684
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Grindstone Plaza, MO Transportation Devel. District                      5.550     10/01/2036           599,172
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Jackson County, MO IDA (Avila College)                                   6.500     12/02/2025           205,538
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Jennings, MO Tax Increment & Community Improvement
                   (Northland Redevel. Area)                                                5.000     11/01/2023         1,212,700
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Kansas City, MO IDA (Plaza Library)                                      5.900     03/01/2024         1,000,800
----------------------------------------------------------------------------------------------------------------------------------
       1,385,000   Kansas City, MO IDA (West Paseo)                                         6.750     07/01/2036         1,389,197
----------------------------------------------------------------------------------------------------------------------------------
         555,000   Kansas City, MO IDA (Woodbridge Apartments)                              6.700     08/01/2015           559,534
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Kansas City, MO Tax Increment (Briarcliff West)                          5.400     06/01/2024         3,793,013
----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   Lees Summit, MO IDA (Kensington Farms)                                   5.500     03/01/2021         1,732,450
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lees Summit, MO IDA (Kensington Farms)                                   5.750     03/01/2029           760,155
----------------------------------------------------------------------------------------------------------------------------------
          50,000   MO Environmental Improvement & Energy Resources
                   Authority                                                                5.450     01/01/2018            50,694
----------------------------------------------------------------------------------------------------------------------------------
          70,000   MO Environmental Improvement & Energy Resources
                   Authority (Missouri-American Water Company)                              5.900     03/01/2030            71,489
----------------------------------------------------------------------------------------------------------------------------------
         165,000   MO Environmental Improvement & Energy Resources
                   Authority (St. Louis County Water Company)                               5.000     03/01/2029           165,350
----------------------------------------------------------------------------------------------------------------------------------
         200,000   MO Environmental Improvement & Energy Resources
                   Authority (Union Electric Company)                                       5.450     10/01/2028           201,514
----------------------------------------------------------------------------------------------------------------------------------
       3,915,000   MO HDC (Mansion Apartments Phase II)                                     6.170     04/01/2032         3,941,191
----------------------------------------------------------------------------------------------------------------------------------
          40,000   MO HDC (Multifamily Hsg.)                                                5.625     01/01/2040            40,895
----------------------------------------------------------------------------------------------------------------------------------
          15,000   MO HDC (Single Family Mtg.)                                              5.500     09/01/2033            15,305
----------------------------------------------------------------------------------------------------------------------------------
       3,060,000   MO HDC (Single Family Mtg.) 4                                            5.550     09/01/2034         3,163,091
----------------------------------------------------------------------------------------------------------------------------------
         460,000   MO HDC (Single Family Mtg.)                                              6.350     09/01/2034           487,066
----------------------------------------------------------------------------------------------------------------------------------
          65,000   MO HDC (Single Family Mtg.)                                              6.400     03/01/2029            66,418

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

MISSOURI Continued
$         20,000   MO HDC (Single Family Mtg.)                                              7.200%    09/01/2026   $        20,529
----------------------------------------------------------------------------------------------------------------------------------
         789,000   Northwoods, MO Transportation Devel. District                            5.850     02/01/2031           784,518
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pleasant Hope, MO School District COP                                    5.875     03/01/2017            25,025
----------------------------------------------------------------------------------------------------------------------------------
         115,000   St. Charles County, MO IDA (Ashwood Apartments)                          5.600     04/01/2030           116,120
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph)                      7.000     08/15/2032         2,505,800
----------------------------------------------------------------------------------------------------------------------------------
         750,000   St. Joseph, MO IDA (Shoppes at North Village)                            5.375     11/01/2024           753,953
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   St. Joseph, MO IDA (Shoppes at North Village)                            5.500     11/01/2027         2,522,825
----------------------------------------------------------------------------------------------------------------------------------
          10,000   St. Louis County, MO IDA (Century Garden Apartments)                     5.700     08/20/2039            10,115
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)                   6.000     08/21/2026         2,437,900
----------------------------------------------------------------------------------------------------------------------------------
       2,150,000   St. Louis, MO Tax Increment (Pet Building Redevel.)                      5.500     05/29/2028         2,091,542
----------------------------------------------------------------------------------------------------------------------------------
       1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                             6.000     08/21/2026         1,752,130
----------------------------------------------------------------------------------------------------------------------------------
       2,540,000   St. Louis, MO Tax Increment (Washington East
                   Condominiums)                                                            5.500     01/20/2028         2,516,861
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   St. Louis, MO Tax Increment (Washington East
                   Condominiums)                                                            5.500     01/20/2028         1,585,424
----------------------------------------------------------------------------------------------------------------------------------
       1,115,000   St. Louis, MO Tax Increment Financing, Series A                          5.500     09/02/2028         1,097,851
----------------------------------------------------------------------------------------------------------------------------------
       1,865,000   Stone Canyon, MO Improvement District (Infrastructure)                   5.700     04/01/2022         1,831,244
----------------------------------------------------------------------------------------------------------------------------------
         975,000   Stone Canyon, MO Improvement District (Infrastructure)                   5.750     04/01/2027           949,728
                                                                                                                   ---------------
                                                                                                                       118,601,464
----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
       4,360,000   Hardin, MT Tax Increment Industrial Infrastructure
                   Devel. (Rocky Mountain Power)                                            0.000 8   09/01/2031         2,862,776
----------------------------------------------------------------------------------------------------------------------------------
         105,000   MT Board of Hsg. (Single Family)                                         5.550     06/01/2033           108,120
----------------------------------------------------------------------------------------------------------------------------------
       6,800,000   MT Board of Investment Exempt Facilities (Stillwater
                   Mining Company) 4                                                        8.000     07/01/2020         6,978,432
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   MT Facilities Finance Authority (St. John's Lutheran)                    6.000     05/15/2025         1,147,579
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   MT Facilities Finance Authority (St. John's Lutheran)                    6.125     05/15/2036         1,702,734
----------------------------------------------------------------------------------------------------------------------------------
       1,910,000   MT Health Facilities Authority (CoMC)                                    6.375     06/01/2018         1,923,179
----------------------------------------------------------------------------------------------------------------------------------
         190,000   MT Higher Education Student Assistance Corp.                             5.500     12/01/2031           193,245
----------------------------------------------------------------------------------------------------------------------------------
       2,290,000   MT Higher Education Student Assistance Corp. 4                           6.400     12/01/2032         2,378,646
                                                                                                                   ---------------
                                                                                                                        17,294,711
----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.4%
       7,000,000   GMAC Municipal Mortgage Trust                                            5.500     10/31/2040         6,980,260
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   GMAC Municipal Mortgage Trust                                            5.700     10/31/2040        13,044,590
----------------------------------------------------------------------------------------------------------------------------------
       1,790,000   Multifamily Hsg. Revenue Bond Pass-Thru Certificates
                   (MS Loveland/American International Group Obligated
                   Group)                                                                   6.000 8   11/01/2033         1,846,134
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Multifamily Hsg. Revenue Bond Pass-Thru Certificates
                   (Skyway Villas)                                                          5.950     11/01/2034         1,711,760
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Munimae TE Bond Subsidiary                                               5.900     11/29/2049         8,296,960
                                                                                                                   ---------------
                                                                                                                        31,879,704

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

NEBRASKA--1.6%
$     93,250,000   Central Plains, NE Energy 1                                              4.241% 2  12/01/2026   $    91,384,400
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Dawson County, NE Sanitation & Improvement District                      5.650     02/01/2022            49,104
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Douglas County, NE Hsg. Authority (Orchard Gardens)                      5.100     10/01/2027           243,803
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Douglas County, NE Hsg. Authority (Orchard Gardens)                      5.150     10/01/2032         1,169,352
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead) 4                         5.750     01/01/2022         1,250,988
----------------------------------------------------------------------------------------------------------------------------------
       2,400,000   NE Educational Facilities Authority (Midland Lutheran
                   College) 4                                                               5.600     09/15/2029         2,426,688
----------------------------------------------------------------------------------------------------------------------------------
         110,000   NE Student Loan (Nebhelp)                                                6.000     06/01/2028           110,993
----------------------------------------------------------------------------------------------------------------------------------
          65,000   NE Student Loan (Nebhelp)                                                6.250     06/01/2018            68,548
----------------------------------------------------------------------------------------------------------------------------------
          20,000   NE Student Loan (Nebhelp)                                                6.450     06/01/2018            20,925
----------------------------------------------------------------------------------------------------------------------------------
         250,000   NE Student Loan (Nebhelp) 4                                              6.659 5   12/15/2015           139,048
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Sarpy County, NE Sanitation & Improvement Districts
                   No. 179 (Eagle Crest)                                                    5.700     10/01/2021           105,076
----------------------------------------------------------------------------------------------------------------------------------
      45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels)                    7.000     12/01/2026        44,721,684
                                                                                                                   ---------------
                                                                                                                       141,690,609
----------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.2%
       1,000,000   Clark County, NV Improvement District                                    5.000     02/01/2026           966,620
----------------------------------------------------------------------------------------------------------------------------------
         770,000   Clark County, NV Improvement District                                    5.050     02/01/2031           735,843
----------------------------------------------------------------------------------------------------------------------------------
         245,000   Clark County, NV Industrial Devel. (Nevada Power
                   Company)                                                                 5.600     10/01/2030           245,681
----------------------------------------------------------------------------------------------------------------------------------
      27,460,000   Clark County, NV Industrial Devel. (Nevada Power
                   Company)                                                                 5.900     10/01/2030        27,457,254
----------------------------------------------------------------------------------------------------------------------------------
       7,145,000   Clark County, NV Industrial Devel. (Nevada Power
                   Company), Series A                                                       5.900     11/01/2032         7,146,858
----------------------------------------------------------------------------------------------------------------------------------
      10,570,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.250     07/01/2034        10,969,546
----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.250     03/01/2038        12,488,280
----------------------------------------------------------------------------------------------------------------------------------
      19,200,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.000     12/01/2033        19,540,704
----------------------------------------------------------------------------------------------------------------------------------
       8,260,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.550     12/01/2038         8,712,937
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Clark County, NV Pollution Control (Nevada Power
                   Company)                                                                 5.450     10/01/2023            24,616
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Director of the State of NV Dept. of Business & Industry
                   (Las Ventanas Retirement)                                                7.000     11/15/2034        10,435,400
----------------------------------------------------------------------------------------------------------------------------------
         135,000   Mesquite, NV Special Improvement District (Canyon
                   Creek)                                                                   5.400     08/01/2020           136,089
----------------------------------------------------------------------------------------------------------------------------------
         550,000   Mesquite, NV Special Improvement District (Canyon
                   Creek)                                                                   5.500     08/01/2025           553,003
----------------------------------------------------------------------------------------------------------------------------------
         185,000   NV Hsg. Division (Diamond Creek)                                         5.900     10/01/2018           190,946
----------------------------------------------------------------------------------------------------------------------------------
       3,360,000   NV Hsg. Division (Riverwood I & II)                                      4.750     04/01/2039         3,276,235
                                                                                                                   ---------------
                                                                                                                       102,880,012

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

NEW HAMPSHIRE--0.2%
$      2,155,000   NH Business Finance Authority (Air Cargo at Pease)                       6.750%    04/01/2024   $     2,197,346
----------------------------------------------------------------------------------------------------------------------------------
          70,000   NH Business Finance Authority (Connecticut Light
                   & Power)                                                                 5.850     12/01/2022            72,172
----------------------------------------------------------------------------------------------------------------------------------
         200,000   NH Business Finance Authority (Pennichuck Water
                   Works)                                                                   6.300     05/01/2022           204,336
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   NH Business Finance Authority (Public Service
                   Company of New Hampshire)                                                6.000     05/01/2021        10,319,000
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   NH H&EFA (Franklin Pierce College)                                       6.050     10/01/2034         4,245,600
----------------------------------------------------------------------------------------------------------------------------------
         535,000   NH HE&HFA (New England College)                                          5.750     03/01/2009           538,060
----------------------------------------------------------------------------------------------------------------------------------
          45,000   NH HFA (Single Family Mtg.)                                              5.300     07/01/2033            45,428
                                                                                                                   ---------------
                                                                                                                        17,621,942
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--9.5%
         100,000   NJ EDA (Cascade Corp.)                                                   8.250     02/01/2026           100,073
----------------------------------------------------------------------------------------------------------------------------------
      24,000,000   NJ EDA (Cigarette Tax)                                                   5.500     06/15/2024        24,937,200
----------------------------------------------------------------------------------------------------------------------------------
       5,205,000   NJ EDA (Cigarette Tax)                                                   5.500     06/15/2031         5,446,200
----------------------------------------------------------------------------------------------------------------------------------
      19,205,000   NJ EDA (Cigarette Tax)                                                   5.750     06/15/2029        20,466,961
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   NJ EDA (Cigarette Tax)                                                   5.750     06/15/2034         3,182,640
----------------------------------------------------------------------------------------------------------------------------------
       1,115,000   NJ EDA (Continental Airlines)                                            5.500     04/01/2028         1,088,162
----------------------------------------------------------------------------------------------------------------------------------
       5,285,000   NJ EDA (Continental Airlines)                                            6.250     09/15/2019         5,438,952
----------------------------------------------------------------------------------------------------------------------------------
      39,300,000   NJ EDA (Continental Airlines)                                            6.250     09/15/2029        40,444,809
----------------------------------------------------------------------------------------------------------------------------------
      16,110,000   NJ EDA (Continental Airlines)                                            6.400     09/15/2023        16,548,192
----------------------------------------------------------------------------------------------------------------------------------
         935,000   NJ EDA (Continental Airlines) 4                                          6.625     09/15/2012           984,518
----------------------------------------------------------------------------------------------------------------------------------
      24,325,000   NJ EDA (Continental Airlines)                                            7.000     11/15/2030        25,701,552
----------------------------------------------------------------------------------------------------------------------------------
      16,910,000   NJ EDA (Continental Airlines)                                            7.200     11/15/2030        18,029,611
----------------------------------------------------------------------------------------------------------------------------------
         100,000   NJ EDA (Continental Airlines)                                            9.000     06/01/2033           120,143
----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   NJ EDA (Converted Organics of Woodbridge)                                8.000     08/01/2027        12,191,625
----------------------------------------------------------------------------------------------------------------------------------
       1,405,000   NJ EDA (Empowerment Zone-Cumberland)                                     7.750     08/01/2021         1,346,988
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   NJ EDA (GMT Realty)                                                      6.875     01/01/2037         9,453,240
----------------------------------------------------------------------------------------------------------------------------------
      34,740,000   NJ Health Care Facilities Financing Authority (Catholic
                   Health East) 1                                                           4.524 2   11/15/2033        33,944,454
----------------------------------------------------------------------------------------------------------------------------------
       2,545,000   NJ Health Care Facilities Financing Authority (Columbus
                   Hospital)                                                                7.500     07/01/2021         2,582,615
----------------------------------------------------------------------------------------------------------------------------------
       5,100,000   NJ Health Care Facilities Financing Authority (Raritan
                   Bay Medical Center)                                                      7.250     07/01/2027         5,253,000
----------------------------------------------------------------------------------------------------------------------------------
      89,465,000   NJ Tobacco Settlement Financing Corp.                                    4.750     06/01/2034        80,161,535
----------------------------------------------------------------------------------------------------------------------------------
      98,170,000   NJ Tobacco Settlement Financing Corp.                                    5.000     06/01/2029        92,861,948
----------------------------------------------------------------------------------------------------------------------------------
     439,920,000   NJ Tobacco Settlement Financing Corp.                                    5.000     06/01/2041       405,958,176
----------------------------------------------------------------------------------------------------------------------------------
      51,500,000   NJ Tobacco Settlement Financing Corp.                                    5.647 5   06/01/2041         7,620,455
                                                                                                                   ---------------
                                                                                                                       813,863,049

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO--0.2%
$        630,000   Dona Ana County, NM Multifamily (Montana
                   Meadows Apartments)                                                      8.500%    12/01/2015   $       660,965
----------------------------------------------------------------------------------------------------------------------------------
       5,640,000   Eldorado, NM Area Water & Sanitation District                            6.000     02/01/2025         5,606,780
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Farmington, NM Pollution Control (Public Service
                   Company of New Mexico)                                                   6.600     10/01/2029            53,022
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Mariposa East, NM Public Improvement District                            5.500     09/01/2016         1,117,622
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Mariposa East, NM Public Improvement District                            5.750     09/01/2021           511,865
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Mariposa East, NM Public Improvement District                            6.000     09/01/2032           513,880
----------------------------------------------------------------------------------------------------------------------------------
       7,440,000   NM Mtg. Finance Authority (Single Family Mtg.)                           5.000     01/01/2038         7,365,079
----------------------------------------------------------------------------------------------------------------------------------
          10,000   NM Mtg. Finance Authority, Series C                                      6.500     07/01/2025            10,232
----------------------------------------------------------------------------------------------------------------------------------
         228,000   NM Regional Hsg. Authority (Wildewood Apartments)                        8.750     12/01/2020           240,729
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Otero County, NM Jail COP                                                6.000     04/01/2023           503,510
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Otero County, NM Jail COP                                                6.000     04/01/2028           502,335
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Ventana West, NM Public Improvement District
                   Special Levy                                                             6.875     08/01/2033         1,067,340
                                                                                                                   ---------------
                                                                                                                        18,153,359
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--2.0%
       3,000,000   Albany, NY IDA (New Covenant Charter School) 4                           7.000     05/01/2035         2,552,670
----------------------------------------------------------------------------------------------------------------------------------
      23,000,000   Erie County, NY IDA (Great Lakes) 3                                      7.500     12/01/2025         5,747,470
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   Erie County, NY Tobacco Asset Securitization Corp.                       5.808 5   06/01/2047         1,309,490
----------------------------------------------------------------------------------------------------------------------------------
      56,000,000   Erie County, NY Tobacco Asset Securitization Corp.                       6.280 5   06/01/2050         4,021,920
----------------------------------------------------------------------------------------------------------------------------------
      62,000,000   Erie County, NY Tobacco Asset Securitization Corp.                       6.656 5   06/01/2055         2,589,120
----------------------------------------------------------------------------------------------------------------------------------
     132,765,000   NY Counties Tobacco Trust V                                              5.904 5   06/01/2038        22,106,700
----------------------------------------------------------------------------------------------------------------------------------
     107,910,000   NY Counties Tobacco Trust V                                              6.074 5   06/01/2050         8,426,692
----------------------------------------------------------------------------------------------------------------------------------
     412,100,000   NY Counties Tobacco Trust V                                              7.151 5   06/01/2060        10,372,557
----------------------------------------------------------------------------------------------------------------------------------
     500,000,000   NY Counties Tobacco Trust V                                              7.836 5   06/01/2060         9,410,000
----------------------------------------------------------------------------------------------------------------------------------
       7,815,000   NYC IDA (American Airlines)                                              5.400     07/01/2020         7,529,674
----------------------------------------------------------------------------------------------------------------------------------
      11,055,000   NYC IDA (American Airlines)                                              6.900     08/01/2024        11,076,115
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   NYC IDA (American Airlines)                                              7.125     08/01/2011         4,201,040
----------------------------------------------------------------------------------------------------------------------------------
       4,750,000   NYC IDA (American Airlines)                                              7.625     08/01/2025         5,552,798
----------------------------------------------------------------------------------------------------------------------------------
      61,150,000   NYC IDA (American Airlines)                                              7.750     08/01/2031        72,025,528
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                       5.750     10/01/2036         1,005,220
----------------------------------------------------------------------------------------------------------------------------------
         500,000   NYC IDA (JFK International Airport)                                      8.000     08/01/2012           563,170
                                                                                                                   ---------------
                                                                                                                       168,490,164
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
       1,725,000   Durham, NC Hsg. Authority (Naples Terrace Apartments)                    5.700     06/01/2033         1,764,882
----------------------------------------------------------------------------------------------------------------------------------
       1,025,000   Elizabeth City, NC Multifamily Hsg. (Walker Landing)                     5.125     03/20/2049         1,020,388
----------------------------------------------------------------------------------------------------------------------------------
      26,115,000   Gaston, NC IF&PCFA (National Gypsum)                                     5.750     08/01/2035        27,013,356
----------------------------------------------------------------------------------------------------------------------------------
      34,380,000   NC Charlotte Douglas International Airport Special
                   Facilities (US Airways)                                                  5.600     07/01/2027        34,365,904

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

NORTH CAROLINA Continued
$      2,755,000   NC Charlotte Douglas International Airport
                   Special Facilities (US Airways)                                          7.750%    02/01/2028   $     2,910,410
----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   NC Medical Care Commission
                   (Glenaire/The Presbyterian Homes Obligated Group)                        5.500     10/01/2031         1,925,099
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   NC Medical Care Commission
                   (Glenaire/The Presbyterian Homes Obligated Group)                        5.600     10/01/2036         1,116,445
----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   NC Medical Care Commission (United Methodist)                            5.500     10/01/2032         1,435,224
----------------------------------------------------------------------------------------------------------------------------------
       2,775,000   NC Medical Care Commission Retirement Facilities
                   (Village at Brookwood)                                                   5.250     01/01/2032         2,680,456
                                                                                                                   ---------------
                                                                                                                        74,232,164
----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
       1,000,000   Cando, ND Nursing Facility (Towner County
                   Medical Center)                                                          7.125     08/01/2022         1,000,550
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)                  7.000     11/01/2015           100,106
----------------------------------------------------------------------------------------------------------------------------------
           5,000   ND HFA                                                                   5.500     07/01/2029             5,056
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ND HFA (Home Mtg.)                                                       5.400     01/01/2034            10,296
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ND HFA (Home Mtg.)                                                       5.550     07/01/2022            10,215
----------------------------------------------------------------------------------------------------------------------------------
       2,935,000   Richland County, ND Hsg. (Birchwood Properties)                          6.750     05/01/2029         2,949,675
                                                                                                                   ---------------
                                                                                                                         4,075,898
----------------------------------------------------------------------------------------------------------------------------------
OHIO--2.9%
       1,470,000   Butler County, OH Hsg. (Anthony Wayne Apartments)                        6.500     09/01/2030         1,488,493
----------------------------------------------------------------------------------------------------------------------------------
      19,180,000   Cleveland, OH Airport (Continental Airlines)                             5.375     09/15/2027        18,783,933
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Cleveland, OH Airport (Continental Airlines)                             5.500     12/01/2008            90,210
----------------------------------------------------------------------------------------------------------------------------------
      18,430,000   Cleveland, OH Airport (Continental Airlines)                             5.700     12/01/2019        18,683,597
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cleveland-Cuyahoga County, OH Port Authority
                   (St. Clarence)                                                           6.250     05/01/2038         1,030,470
----------------------------------------------------------------------------------------------------------------------------------
       3,265,000   Dublin, OH Industrial Devel. (Dublin Health Care Corp.)                  7.500     12/01/2016         3,337,385
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Erie County, OH Hospital Facilities (Firelands Regional
                   Medical Center)                                                          5.250     08/15/2046         5,073,550
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Grove City, OH Tax Increment Financing                                   5.375     12/01/2031         7,320,450
----------------------------------------------------------------------------------------------------------------------------------
         855,000   Lorain County, OH Port Authority (Alumalloy LLC) 4                       6.000     11/15/2025           860,652
----------------------------------------------------------------------------------------------------------------------------------
      24,075,000   Mahoning County, OH Hospital Facilities (Forum
                   Health Obligated Group) 4                                                6.000     11/15/2032        23,709,060
----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   Miami County, OH Hospital Facilities (Upper Valley
                   Medical Center) 4                                                        5.250     05/15/2026         2,107,216
----------------------------------------------------------------------------------------------------------------------------------
         960,000   Moraine, OH Solid Waste Disposal (General
                   Motors Corp.)                                                            5.650     07/01/2024           935,482
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Moraine, OH Solid Waste Disposal
                   (General Motors Corp.)                                                   6.750     07/01/2014           233,087
----------------------------------------------------------------------------------------------------------------------------------
       2,375,000   OH Air Quality Devel. Authority (Toledo Edison
                   Company)                                                                 6.100     08/01/2027         2,425,754

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

OHIO Continued
$         50,000   OH Environmental Facilities (Ford Motor Company)                         5.750%    04/01/2035   $        48,351
----------------------------------------------------------------------------------------------------------------------------------
         520,000   OH Environmental Facilities (Ford Motor Company)                         5.950     09/01/2029           522,491
----------------------------------------------------------------------------------------------------------------------------------
         100,000   OH Environmental Facilities (Ford Motor Company)                         6.150     06/01/2030           100,632
----------------------------------------------------------------------------------------------------------------------------------
       2,630,000   OH HFA (GNMA Collateral Mtg.)                                            5.000     11/20/2047         2,561,331
----------------------------------------------------------------------------------------------------------------------------------
       5,170,000   OH HFA (Uptown Towers Apartments)                                        5.250     04/20/2048         5,175,015
----------------------------------------------------------------------------------------------------------------------------------
      12,580,000   OH Higher Educational Facility (Case Western Reserve
                   University) 1                                                            5.000     12/01/2044        12,952,745
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   OH Higher Educational Facility Commission (University
                   Hospital Health System)                                                  4.750     01/15/2046        14,118,600
----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   OH Higher Educational Facility Commission (University
                   Hospital Health System)                                                  5.250     01/15/2046        12,704,625
----------------------------------------------------------------------------------------------------------------------------------
         550,000   OH Pollution Control (General Motors Corp.)                              5.625     03/01/2015           544,198
----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   OH Port Authority of Columbiana Solid Waste (A&L
                   Salvage)                                                                14.500     07/01/2028         2,513,362
----------------------------------------------------------------------------------------------------------------------------------
      16,320,000   OH Port Authority of Columbiana Solid Waste (Apex
                   Environmental)                                                           7.250     08/01/2034        17,090,957
----------------------------------------------------------------------------------------------------------------------------------
      13,970,000   OH Solid Waste (General Motors Corp.)                                    6.300     12/01/2032        14,117,104
----------------------------------------------------------------------------------------------------------------------------------
      29,515,000   OH Solid Waste Disposal (USG Corp.)                                      5.600     08/01/2032        30,011,442
----------------------------------------------------------------------------------------------------------------------------------
      38,910,000   OH Solid Waste Disposal (USG Corp.)                                      5.650     03/01/2033        39,466,802
----------------------------------------------------------------------------------------------------------------------------------
       6,640,000   OH Solid Waste Disposal (USG Corp.)                                      6.050     08/01/2034         6,876,118
----------------------------------------------------------------------------------------------------------------------------------
         430,000   OH Water Devel. Authority (Cincinnati Gas & Electric
                   Company)                                                                 5.450     01/01/2024           432,172
----------------------------------------------------------------------------------------------------------------------------------
         532,000   OH Water Devel. Authority (General Motors Corp.)                         5.900     06/15/2008           531,846
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Pike County, OH Hospital Facilities (Pike Health Services)               7.000     07/01/2022            70,722
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Toledo-Lucas County, OH Port Authority (Northwest
                   Ohio)                                                                    5.125     11/15/2025           119,568
                                                                                                                   ---------------
                                                                                                                       246,037,420
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.3%
       1,700,000   Ardmore, OK Devel. Authority (Airpark Increment
                   District)                                                                5.750     11/01/2022         1,707,021
----------------------------------------------------------------------------------------------------------------------------------
       2,325,000   Cleveland County, OK IDA (Vaughn Foods)                                  6.750     12/01/2012         2,321,536
----------------------------------------------------------------------------------------------------------------------------------
       2,365,000   Cleveland County, OK IDA (Vaughn Foods)                                  7.100     12/01/2024         2,346,766
----------------------------------------------------------------------------------------------------------------------------------
       2,280,000   Ellis County, OK Industrial Authority (W.B. Johnston
                   Grain of Shattuck) 4                                                     7.100     08/01/2023         2,361,715
----------------------------------------------------------------------------------------------------------------------------------
       2,760,000   Ellis County, OK Industrial Authority (W.B. Johnston
                   Grain of Shattuck)                                                       7.500     08/01/2023         2,869,268
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Grady County, OK Industrial Authority (Correctional
                   Facilities)                                                              7.000     11/01/2011           353,100
----------------------------------------------------------------------------------------------------------------------------------
       3,260,000   Jackson County, OK Memorial Hospital Authority
                   (Jackson County Memorial)                                                7.300     08/01/2015         3,276,919
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   OK Devel. Finance Authority (Doane Products Company)                     6.250     07/15/2023         9,072,630

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

OKLAHOMA Continued
$     19,000,000   OK Devel. Finance Authority (St. John Health
                   System/St. John Medical Center Obligated Group)                          5.000%    02/15/2037   $    19,121,410
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   OK Devel. Finance Authority (St. John Health
                   System/St. John Medical Center Obligated Group)                          5.000     02/15/2042         4,004,440
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   OK HFA (Single Family Homeownership Loan Program)                        5.050     09/01/2031         4,006,400
----------------------------------------------------------------------------------------------------------------------------------
          75,000   OK HFA (Single Family Homeownership Loan Program)                        6.250     09/01/2029            76,185
----------------------------------------------------------------------------------------------------------------------------------
         100,000   OK HFA (Single Family)                                                   5.685 5   09/01/2030            27,114
----------------------------------------------------------------------------------------------------------------------------------
         125,000   OK Ordnance Works Authority Sewer & Solid Waste
                   Disposal Facilities (Ralston Purina Group)                               6.500     09/01/2026           127,543
----------------------------------------------------------------------------------------------------------------------------------
          30,000   OK Student Loan Authority                                                5.300     12/01/2032            30,644
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
                   (Aero Obligated Group)                                                   6.750     01/01/2023         1,586,655
----------------------------------------------------------------------------------------------------------------------------------
       2,950,000   Oklahoma County, OK Finance Authority (Var-Sail
                   Association)                                                             5.250     05/15/2041         2,973,128
----------------------------------------------------------------------------------------------------------------------------------
       7,350,000   Oklahoma County, OK HFA (Single Family Mtg.)                             5.400     10/01/2038         7,688,321
----------------------------------------------------------------------------------------------------------------------------------
      24,474,000   Tulsa County, OK Home Finance Authority (Single
                   Family Mtg.)                                                             5.250     12/01/2038        24,985,262
----------------------------------------------------------------------------------------------------------------------------------
       6,505,000   Tulsa, OK Municipal Airport Trust (American Airlines) 4                  5.650     12/01/2035         6,532,386
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Tulsa, OK Municipal Airport Trust (American Airlines)                    6.250     06/01/2020           180,088
----------------------------------------------------------------------------------------------------------------------------------
      15,500,000   Tulsa, OK Municipal Airport Trust (American Airlines) 4                  7.750     06/01/2035        17,806,400
                                                                                                                   ---------------
                                                                                                                       113,454,931
----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
       3,500,000   Clackamas County, OR Hsg. Authority (Easton Ridge)                       5.900     12/01/2026         3,476,130
----------------------------------------------------------------------------------------------------------------------------------
       3,745,000   Cow Creek Band, OR (Umpqua Tribe of Indians) 4                           5.625     10/01/2026         3,769,455
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Lane County, OR Hsg. Authority & Community Services
                   (Firewood)                                                               6.600     11/01/2015            20,060
----------------------------------------------------------------------------------------------------------------------------------
       1,095,000   OR Economic Devel. (Georgia-Pacific Corp.)                               5.700     12/01/2025         1,097,738
----------------------------------------------------------------------------------------------------------------------------------
         880,000   OR Economic Devel. (Georgia-Pacific Corp.)                               6.350     08/01/2025           880,660
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OR GO (Elderly & Disabled Hsg.)                                          5.250     08/01/2031            10,091
----------------------------------------------------------------------------------------------------------------------------------
         110,000   OR GO (Elderly & Disabled Hsg.)                                          5.800     08/01/2027           110,806
----------------------------------------------------------------------------------------------------------------------------------
          55,000   OR Hsg. & Community Services Dept. (Multifamily Hsg.)                    6.000     07/01/2031            55,775
----------------------------------------------------------------------------------------------------------------------------------
       8,270,000   OR Solid Waste Disposal (USG Corp.)                                      6.400     12/01/2029         8,659,352
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Port Astoria, OR Pollution Control (James River)                         6.550     02/01/2015            50,038
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Port of St. Helen's, OR                                                  6.250     03/01/2010             5,006
----------------------------------------------------------------------------------------------------------------------------------
       3,655,000   Port of St. Helen's, OR Pollution Control (Boise
                   Cascade Corp.) 4                                                         5.650     12/01/2027         3,671,155
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Portland, OR Hsg. Authority (Berry Ridge)                                6.300     05/01/2029            15,040
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Portland, OR Hsg. Authority (Lovejoy Station
                   Apartments)                                                              5.900     07/01/2023            25,590
----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   Western Generation, OR Agency Cogeneration
                   (Wauna Cogeneration)                                                     5.000     01/01/2021         1,697,611
                                                                                                                   ---------------
                                                                                                                        23,544,507

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--4.2%
$      1,250,000   Allegheny County, PA HDA (The Covenant at
                   South Hills) 9,10                                                        8.750%    02/01/2031   $       647,488
----------------------------------------------------------------------------------------------------------------------------------
       4,260,000   Allegheny County, PA HDA (West Penn Allegheny
                   Health System)                                                           9.250     11/15/2015         4,926,690
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Beaver County, PA IDA (J. Ray McDermott & Company)                       6.800     02/01/2009            70,771
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Erie County, PA IDA (International Paper Company)                        5.850     12/01/2020            10,157
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Lawrence County, PA IDA (Shenango Presbyterian Center)                   7.500     11/15/2031         1,144,290
----------------------------------------------------------------------------------------------------------------------------------
      24,000,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem) 1                   0.000 2   08/15/2042        23,346,672
----------------------------------------------------------------------------------------------------------------------------------
      42,500,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem) 1                   4.511 2   08/15/2033        41,370,840
----------------------------------------------------------------------------------------------------------------------------------
         515,000   New Morgan, PA IDA (Browning-Ferris Industries)                          6.500     04/01/2019           517,482
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (National Gypsum Company)                                        6.250     11/01/2027         5,196,550
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (Northampton Generating)                                         6.500     01/01/2013         5,073,950
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (Northampton Generating)                                         6.600     01/01/2019         5,048,950
----------------------------------------------------------------------------------------------------------------------------------
      79,425,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        86,989,437
----------------------------------------------------------------------------------------------------------------------------------
      28,500,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        31,214,340
----------------------------------------------------------------------------------------------------------------------------------
      29,675,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        32,501,247
----------------------------------------------------------------------------------------------------------------------------------
      17,500,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        19,166,700
----------------------------------------------------------------------------------------------------------------------------------
      14,500,000   PA EDFA (Reliant Energy/Reliant Seward Obligated
                   Group)                                                                   6.750     12/01/2036        15,880,980
----------------------------------------------------------------------------------------------------------------------------------
      26,270,000   PA EDFA (USG Corp.)                                                      6.000     06/01/2031        27,109,327
----------------------------------------------------------------------------------------------------------------------------------
         570,000   Philadelphia, PA H&HEFA (Temple University Hospital)                     6.625     11/15/2023           571,049
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Sayre, PA Health Care Facilities Authority (Guthrie
                   Healthcare System) 1                                                     4.371 2   12/01/2024         9,889,000
----------------------------------------------------------------------------------------------------------------------------------
      53,750,000   Sayre, PA Health Care Facilities Authority (Guthrie
                   Healthcare System) 1,6                                                   4.421 2   12/01/2031        53,153,042
                                                                                                                   ---------------
                                                                                                                       363,828,962
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.5%
      45,000,000   Central Falls, RI Detention Facility                                     7.250     07/15/2035        49,905,000
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Providence, RI Hsg. Authority (Lockwood Plaza)                           5.700     09/01/2033            25,827
----------------------------------------------------------------------------------------------------------------------------------
          50,000   RI Health & Educational Building Corp. (Roger Williams
                   General Hospital)                                                        5.500     07/01/2018            49,734
----------------------------------------------------------------------------------------------------------------------------------
      11,500,000   RI Hsg. & Mtg. Finance Corp. 4                                           5.000     10/01/2048        11,188,350
----------------------------------------------------------------------------------------------------------------------------------
       4,185,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.000     10/01/2046         4,080,124
----------------------------------------------------------------------------------------------------------------------------------
          50,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.100     10/01/2029            50,052
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.150     10/01/2038         1,006,460
----------------------------------------------------------------------------------------------------------------------------------
      12,835,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.200     10/01/2047        12,876,714
----------------------------------------------------------------------------------------------------------------------------------
       7,080,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.) 1                             5.150     10/01/2022         7,132,534

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND Continued

$        375,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)                               5.500%    04/01/2034   $       382,646
----------------------------------------------------------------------------------------------------------------------------------
          80,000   RI Industrial Finance Corp. (Ultrafine Powder Technology)                8.000     06/01/2015            81,494
----------------------------------------------------------------------------------------------------------------------------------
     735,245,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.000 5   06/01/2052        52,231,805
----------------------------------------------------------------------------------------------------------------------------------
      52,090,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.125 5   06/01/2052         3,513,471
----------------------------------------------------------------------------------------------------------------------------------
      49,715,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.250     06/01/2042        52,100,326
----------------------------------------------------------------------------------------------------------------------------------
      16,225,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.750 5   06/01/2052           827,475
----------------------------------------------------------------------------------------------------------------------------------
      18,130,000   RI Tobacco Settlement Financing Corp. (TASC), Series A                   6.125     06/01/2032        18,888,197
                                                                                                                   ---------------
                                                                                                                       214,340,209
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.4%
          45,000   Charleston County, SC Hospital Facilities (Medical
                   Society Health)                                                          5.500     10/01/2019            45,342
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Columbia, SC Parking Facilities, Series A 1                              5.000     02/01/2037        15,400,950
----------------------------------------------------------------------------------------------------------------------------------
         855,000   Darlington County, SC Industrial Devel. (Sonoco
                   Products Company) 4                                                      6.000     04/01/2026           862,396
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Georgetown County, SC Environmental Improvement
                   (International Paper Company)                                            5.550     12/01/2029         2,048,180
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Georgetown County, SC Environmental Improvement
                   (International Paper Company)                                            6.250     09/01/2023            15,584
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Greenville County, SC Airport (Donaldson Industrial
                   Air Park)                                                                6.125     10/01/2017           183,722
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Horry County, SC Airport                                                 5.600     07/01/2017            15,314
----------------------------------------------------------------------------------------------------------------------------------
       4,815,000   Lancaster County, SC (Edenmoor Improvement District)                     5.750     12/01/2037         4,883,855
----------------------------------------------------------------------------------------------------------------------------------
       1,725,000   McCormick County, SC Hospital Facilities (Health Care
                   Center)                                                                  8.000     03/01/2021         2,207,500
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air
                   Force Base)                                                              5.250     11/01/2026           990,980
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air
                   Force Base)                                                              5.300     11/01/2035         1,966,800
----------------------------------------------------------------------------------------------------------------------------------
       6,620,000   SC Connector 2000 Assoc. Toll Road, Series B                             6.496 5   01/01/2020         3,310,331
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   SC Connector 2000 Assoc. Toll Road, Series B                             6.621 5   01/01/2024         3,366,935
----------------------------------------------------------------------------------------------------------------------------------
       9,320,000   SC GO 1                                                                  4.250     08/01/2017         9,463,342
----------------------------------------------------------------------------------------------------------------------------------
       9,750,000   SC GO 1                                                                  4.375     08/01/2018         9,899,955
----------------------------------------------------------------------------------------------------------------------------------
      10,190,000   SC GO 1                                                                  4.500     08/01/2019        10,346,722
----------------------------------------------------------------------------------------------------------------------------------
       6,280,000   SC Hsg. Finance & Devel. Authority, Series A 1                           4.850     01/01/2023         6,365,188
----------------------------------------------------------------------------------------------------------------------------------
      11,040,000   SC Hsg. Finance & Devel. Authority, Series A 1                           5.200     07/01/2034        11,144,825
----------------------------------------------------------------------------------------------------------------------------------
       3,800,000   SC Hsg. Finance & Devel. Authority, Series A-2                           5.150     07/01/2037         3,823,142
----------------------------------------------------------------------------------------------------------------------------------
          50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                   Group)                                                                   5.650     05/01/2018            49,413
----------------------------------------------------------------------------------------------------------------------------------
         370,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                   Group)                                                                   5.700     05/01/2026           363,322
----------------------------------------------------------------------------------------------------------------------------------
         600,000   SC Jobs-EDA (Lutheran Homes)                                             5.500     05/01/2028           600,168

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA Continued
$        500,000   SC Jobs-EDA (Lutheran Homes)                                             5.625%    05/01/2042   $       500,285
----------------------------------------------------------------------------------------------------------------------------------
           5,000   SC Resource Authority Local Government Program                           7.250     06/01/2020             5,014
----------------------------------------------------------------------------------------------------------------------------------
      18,840,000   SC Tobacco Settlement Management Authority, Series B                     6.375     05/15/2028        19,902,011
----------------------------------------------------------------------------------------------------------------------------------
       6,485,000   SC Tobacco Settlement Management Authority, Series B                     6.375     05/15/2030         7,337,064
----------------------------------------------------------------------------------------------------------------------------------
       5,035,000   York County, SC (Hoechst Celanese Corp.) 4                               5.700     01/01/2024         4,942,708
----------------------------------------------------------------------------------------------------------------------------------
         290,000   York County, SC Pollution Control (Bowater)                              7.400     01/01/2010           292,407
                                                                                                                   ---------------
                                                                                                                       120,333,455
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.6%
       5,500,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)                   6.500     02/01/2016         5,475,085
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Lower Brule, SD Sioux Tribe, Series B                                    5.500     05/01/2019           981,270
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Lower Brule, SD Sioux Tribe, Series B                                    5.600     05/01/2020           983,110
----------------------------------------------------------------------------------------------------------------------------------
      37,405,000   SD Educational Enhancement Funding Corp. Tobacco
                   Settlement                                                               6.500     06/01/2032        39,971,357
----------------------------------------------------------------------------------------------------------------------------------
       5,786,854   Sioux Falls, SD Economic Devel. (City Centre Hotel)                      7.000 2   11/01/2016         5,715,444
----------------------------------------------------------------------------------------------------------------------------------
       1,425,000   Turner County, SD Tax Increment                                          5.000     12/15/2026         1,425,399
                                                                                                                   ---------------
                                                                                                                        54,551,665
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.1%
       1,675,000   Blount County, TN H&EFB (Asbury)                                         5.125     04/01/2023         1,651,651
----------------------------------------------------------------------------------------------------------------------------------
         940,000   Chattanooga, TN Health Educational & Hsg. Board
                   (Campus Devel. Foundation Phase I)                                       5.500     10/01/2020           945,612
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   Chattanooga, TN Health Educational & Hsg. Board
                   (Campus Devel. Foundation Phase I)                                       6.000     10/01/2035         1,857,816
----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   Johnson City, TN H&EFB (Mountain States Health
                   Alliance) 1                                                              5.500     07/01/2036        12,387,660
----------------------------------------------------------------------------------------------------------------------------------
      17,000,000   Johnson City, TN H&EFB (Mountain States Health
                   Alliance)                                                                5.500     07/01/2036        17,549,100
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Knox County, TN HE&HF (Baptist Health System of East
                   Tennessee/Baptist Hospital of East Tennessee Obligated
                   Group)                                                                   6.375     04/15/2022           101,754
----------------------------------------------------------------------------------------------------------------------------------
      16,905,000   Maury County, TN Industrial Devel. Board (General
                   Motors Corp.) 4                                                          6.500     09/01/2024        16,994,597
----------------------------------------------------------------------------------------------------------------------------------
       7,400,000   Maury County, TN Industrial Devel. Board (General
                   Motors Corp.) 4                                                          7.000 2   06/01/2027         7,400,000
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Maury County, TN Industrial Devel. Board (General
                   Motors Corp.) 4                                                          8.000 2   09/01/2027         7,000,000
----------------------------------------------------------------------------------------------------------------------------------
       4,445,000   McMinn County, TN Industrial Devel. Board Pollution
                   Control (Calhoun Newsprint) 4                                            7.625     03/01/2016         4,466,692
----------------------------------------------------------------------------------------------------------------------------------
       1,620,000   McMinn County, TN Industrial Devel. Board Solid Waste
                   (Calhoun Newsprint) 4                                                    7.400     12/01/2022         1,640,704
----------------------------------------------------------------------------------------------------------------------------------
       1,840,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland
                   Hsg./NTH/UH Obligated Group)                                             4.960 2   04/01/2042         1,839,724

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

TENNESSEE Continued
$      9,080,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland
                   Hsg./NTH/VH Obligated Group)                                             5.750%    04/01/2042   $     8,906,572
----------------------------------------------------------------------------------------------------------------------------------
         215,000   Memphis-Shelby County, TN Airport Authority
                   (Express Airlines)                                                       6.125     12/01/2016           194,566
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Metropolitan Government Nashville & Davidson
                   County, TN H&EFB (Vanderbilt University) 4                               5.600     05/01/2016           511,270
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   Metropolitan Knoxville, TN Airport Authority
                   (Northwest Airlines)                                                     8.000     04/01/2032         8,285,545
----------------------------------------------------------------------------------------------------------------------------------
         305,000   Shelby County, TN HE&HF (Lapaloma Apartments)                            7.750     12/01/2029           298,528
----------------------------------------------------------------------------------------------------------------------------------
       3,490,000   TN Hsg. Devel. Agency (Homeownership Program)                            5.150     01/01/2037         3,512,336
----------------------------------------------------------------------------------------------------------------------------------
          55,000   TN Hsg. Devel. Authority (Homeownership)                                 5.450     01/01/2033            56,531
                                                                                                                   ---------------
                                                                                                                        95,600,658
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--26.7%
          20,000   Abilene, TX HFDC (Hendrick Medical Center)                               6.000     09/01/2013            20,032
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Abilene, TX HFDC (Hendrick Medical Center)                               6.000     09/01/2013            65,104
----------------------------------------------------------------------------------------------------------------------------------
      46,450,000   Alliance Airport Authority, TX (American Airlines)                       5.250     12/01/2029        43,176,669
----------------------------------------------------------------------------------------------------------------------------------
      93,500,000   Alliance Airport Authority, TX (American Airlines)                       5.750     12/01/2029        92,219,050
----------------------------------------------------------------------------------------------------------------------------------
         240,000   Alliance Airport Authority, TX (American Airlines)                       7.000     12/01/2011           250,526
----------------------------------------------------------------------------------------------------------------------------------
      36,000,000   Angelina & Neches River Authority, TX (Aspen Power)                      6.500     11/01/2029        35,827,560
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Angelina & Neches River Authority, TX (Temple-Inland)                    6.950     05/01/2023           250,868
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Angelina & Neches River Authority, TX Solid Waste
                   (Champion International Corp.)                                           6.300     04/01/2018            20,155
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Austin, TX Convention Enterprises (Convention Center)                    5.750     01/01/2034         4,125,920
----------------------------------------------------------------------------------------------------------------------------------
         230,000   Beaumont, TX Multifamily HDC (Madison on the
                   Lake Apartments)                                                         7.750     12/01/2028           230,810
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Bell County, TX HFDC (Buckner Retirement Services)                       5.250     11/15/2028           205,444
----------------------------------------------------------------------------------------------------------------------------------
         430,000   Bexar County, TX HFC (American Opportunity Hsg.)                         7.500     01/01/2013           413,656
----------------------------------------------------------------------------------------------------------------------------------
         980,000   Bexar County, TX HFC (American Opportunity Hsg.)                         8.000     01/01/2031           917,770
----------------------------------------------------------------------------------------------------------------------------------
       1,195,000   Bexar County, TX HFC (American Opportunity Hsg.)                         8.250     12/01/2037         1,226,739
----------------------------------------------------------------------------------------------------------------------------------
         970,000   Bexar County, TX HFC (American Opportunity Hsg.)                         9.250     12/01/2037           974,627
----------------------------------------------------------------------------------------------------------------------------------
       1,130,000   Bexar County, TX HFC (American Opportunity
                   Hsg.-Nob Hill Apartments)                                                8.500     06/01/2031         1,115,593
----------------------------------------------------------------------------------------------------------------------------------
       1,020,000   Bexar County, TX HFC (Doral Club)                                        8.750     10/01/2036           998,243
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Bexar County, TX HFC (Honey Creek LLC)                                   8.000     04/01/2030           210,164
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Bexar County, TX HFC (Honey Creek LLC)                                   9.000     04/01/2030            48,239
----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   Bexar County, TX HFC (Perrin Square)                                     9.750     11/20/2031         1,530,927
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Bexar County, TX HFC (Sagewood Apartments)                               5.375     10/20/2040         1,269,988
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Bexar, TX Metropolitan Water District                                    6.350     05/01/2025           100,193
----------------------------------------------------------------------------------------------------------------------------------
      13,500,000   Brazos River Authority, TX (TXU Energy Company) 1                        5.400     05/01/2029        13,153,455
----------------------------------------------------------------------------------------------------------------------------------
      40,600,000   Brazos River Authority, TX (TXU Energy Company)                          5.000     03/01/2041        37,185,946

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

TEXAS Continued
$     11,390,000   Brazos River Authority, TX (TXU Energy Company)                          6.750%    10/01/2038   $    12,290,038
----------------------------------------------------------------------------------------------------------------------------------
       8,240,000   Brazos River Authority, TX (TXU Energy Company)                          7.700     04/01/2033         9,239,100
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Brazos River, TX Harbor Navigation District (Dow
                   Chemical Company)                                                        5.125     05/15/2033         4,894,550
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Brazos, TX Harbor Industrial Devel. Corp. (Dow
                   Chemical Company)                                                        5.000     09/01/2029         4,790,200
----------------------------------------------------------------------------------------------------------------------------------
      17,365,000   Cambridge, TX Student Hsg. (Cambridge Student
                   Hsg. Devel.)                                                             7.000     11/01/2039        18,941,568
----------------------------------------------------------------------------------------------------------------------------------
       5,260,000   Cameron County, TX HFC (Rockwell Manor Apartments)                       5.000     06/20/2043         5,093,626
----------------------------------------------------------------------------------------------------------------------------------
         190,000   Cass County, TX IDC (International Paper Company)                        6.600     03/15/2024           198,301
----------------------------------------------------------------------------------------------------------------------------------
       3,700,000   Comal County, TX HFDC (MMH/MHS/MHM Obligated
                   Group)                                                                   6.250     02/01/2032         3,930,066
----------------------------------------------------------------------------------------------------------------------------------
      24,000,000   Dallas-Fort Worth, TX International Airport 1                            5.000     11/01/2027        24,155,400
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Dallas-Fort Worth, TX International Airport                              5.000     11/01/2032           120,308
----------------------------------------------------------------------------------------------------------------------------------
      32,500,000   Dallas-Fort Worth, TX International Airport 1                            5.500     11/01/2033        34,341,775
----------------------------------------------------------------------------------------------------------------------------------
         495,000   Dallas-Fort Worth, TX International Airport 4                            5.000     11/01/2035           496,148
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Dallas-Fort Worth, TX International Airport                              5.000     11/01/2035            65,269
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Dallas-Fort Worth, TX International Airport                              5.500     11/01/2035            25,606
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Dallas-Fort Worth, TX International Airport                              5.750     11/01/2030            20,638
----------------------------------------------------------------------------------------------------------------------------------
      32,500,000   Dallas-Fort Worth, TX International Airport (American
                   Airlines/AMR Corp. Obligated Group)                                      5.500     11/01/2030        31,001,750
----------------------------------------------------------------------------------------------------------------------------------
         310,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      6.000     11/01/2014           310,155
----------------------------------------------------------------------------------------------------------------------------------
         955,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      6.150     05/01/2029           955,831
----------------------------------------------------------------------------------------------------------------------------------
      43,120,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      6.375     05/01/2035        43,884,949
----------------------------------------------------------------------------------------------------------------------------------
         285,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      8.250     11/01/2036           320,950
----------------------------------------------------------------------------------------------------------------------------------
      22,000,000   Dallas-Fort Worth, TX International Airport Facility
                   Improvement Corp.                                                        9.000     05/01/2029        26,478,760
----------------------------------------------------------------------------------------------------------------------------------
      45,945,000   Dallas-Fort Worth, TX International Airport Facility
                   Improvement Corp.                                                        9.125     05/01/2029        55,789,635
----------------------------------------------------------------------------------------------------------------------------------
      12,245,000   Dallas-Fort Worth, TX International Airport Facility
                   Improvement Corp. (Learjet)                                              6.150     01/01/2016        12,290,919
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort
                   Worth International Airport)                                             5.500     11/01/2015            20,061
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort
                   Worth International Airport)                                             5.500     11/01/2017           100,306
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort
                   Worth International Airport)                                             5.500     11/01/2023            90,275
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Danbury, TX Higher Education Authority (AW Brown
                   Fellowship Charter) 4                                                    5.125     08/15/2036         1,001,410

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

TEXAS Continued
$      2,115,000   Danbury, TX Higher Education Finance Corp.
                   (Island Foundation)                                                      6.250%    02/15/2036   $     2,122,233
----------------------------------------------------------------------------------------------------------------------------------
         450,000   Decatur, TX Hospital Authority (Wise Regional
                   Health System)                                                           5.625     09/01/2013           454,887
----------------------------------------------------------------------------------------------------------------------------------
       4,831,318   El Paso, TX HFC (Single Family)                                          6.180     04/01/2033         5,098,780
----------------------------------------------------------------------------------------------------------------------------------
       7,240,000   El Paso, TX HFDC (Bienvivir Senior Health Services)                      7.750     08/15/2031         7,877,627
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Gainesville, TX Hsg. Authority                                           6.800     12/01/2020            56,115
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Galveston County, TX HFC (Friendswood)                                   6.200     10/01/2021            25,207
----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   Galveston County, TX HFC (Single Family)                                 6.300     09/15/2031         1,488,747
----------------------------------------------------------------------------------------------------------------------------------
       6,935,000   Garza County, TX Public Facility Corp.                                   5.750     10/01/2025         7,315,801
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Grapevine, TX IDC (Air Cargo)                                            6.500     01/01/2024         1,062,290
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Greater Kelly, TX Devel. Authority (The Boeing Company)                  5.350     06/01/2018            30,011
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Guadalupe-Blanco, TX River Authority (E.I. Dupont
                   De Nemours) 4                                                            6.400     04/01/2026         4,045,240
----------------------------------------------------------------------------------------------------------------------------------
       4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)                               7.500     05/01/2025         5,134,807
----------------------------------------------------------------------------------------------------------------------------------
      31,000,000   Gulf Coast, TX IDA (Microgy Holdings)                                    7.000     12/01/2036        32,700,350
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Gulf Coast, TX Waste Disposal Authority (FMC Corp.)                      7.050     10/01/2009            76,406
----------------------------------------------------------------------------------------------------------------------------------
       5,725,000   Gulf Coast, TX Waste Disposal Authority (International
                   Paper Company) 4                                                         6.100     08/01/2024         5,942,951
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Gulf Coast, TX Waste Disposal Authority (Valero
                   Energy Corp.)                                                            5.700     04/01/2032           150,626
----------------------------------------------------------------------------------------------------------------------------------
       5,975,000   Harris County, TX IDC (Continental Airlines)                             5.375     07/01/2019         5,703,974
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   HFDC of Central TX (Legacy at Willow Bend
                   Retirement Community)                                                    5.625     11/01/2026         1,781,395
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   HFDC of Central TX (Legacy at Willow Bend
                   Retirement Community)                                                    5.750     11/01/2036         2,815,478
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   HFDC of Central TX (Lutheran Social Services of the
                   South)                                                                   6.875     02/15/2032         2,095,080
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   HFDC of Central TX (Villa De San Antonio)                                6.250     05/15/2036         4,062,480
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Houston, TX Airport Special Facilities (Continental
                   Airlines) 4                                                              5.500     07/15/2017           115,108
----------------------------------------------------------------------------------------------------------------------------------
       7,290,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                5.700     07/15/2029         7,351,236
----------------------------------------------------------------------------------------------------------------------------------
       7,905,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                5.700     07/15/2029         7,971,402
----------------------------------------------------------------------------------------------------------------------------------
      20,940,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.125     07/15/2017        20,950,051
----------------------------------------------------------------------------------------------------------------------------------
      14,695,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.125     07/15/2027        14,700,878
----------------------------------------------------------------------------------------------------------------------------------
      18,430,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.125     07/15/2027        18,437,372
----------------------------------------------------------------------------------------------------------------------------------
      17,750,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.750     07/01/2021        18,903,218

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

TEXAS Continued
$     46,115,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.750%    07/01/2029   $    48,795,204
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                7.000     07/01/2029           107,190
----------------------------------------------------------------------------------------------------------------------------------
       1,260,000   Houston, TX Airport Special Facilities (Continental
                   Airlines) 4                                                              7.375     07/01/2022         1,368,083
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Houston, TX Airport System 4                                             5.000     07/01/2025           802,384
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Houston, TX Airport System 4                                             5.000     07/01/2027            75,624
----------------------------------------------------------------------------------------------------------------------------------
       2,064,000   Houston, TX HFC (RRG Houston Apartments)                                 6.250     09/20/2035         2,157,995
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Houston, TX HFDC (Buckingham Senior Living
                   Community)                                                               7.000     02/15/2026         1,764,900
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Houston, TX HFDC (Buckingham Senior Living
                   Community)                                                               7.125     02/15/2034         5,915,450
----------------------------------------------------------------------------------------------------------------------------------
         315,000   Houston, TX IDC (Air Cargo) 4                                            6.375     01/01/2023           332,851
----------------------------------------------------------------------------------------------------------------------------------
      16,800,000   Hutto, TX Independent School District 1                                  5.000     08/01/2037        17,262,504
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   IAH TX Public Facility Corp.                                             6.000     05/01/2016           991,850
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   IAH TX Public Facility Corp.                                             6.125     05/01/2026         1,485,330
----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   IAH TX Public Facility Corp.                                             7.750     05/01/2026         2,328,106
----------------------------------------------------------------------------------------------------------------------------------
       4,750,000   Kerryville, TX HFDC (Sid Peterson Memorial Hospital)                     5.450     08/15/2035         4,791,468
----------------------------------------------------------------------------------------------------------------------------------
      12,050,000   Lancaster, TX Independent School District GO 1                           5.000     02/15/2034        12,442,830
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Lancaster, TX Independent School District GO 1                           5.750     02/15/2034        11,055,500
----------------------------------------------------------------------------------------------------------------------------------
         730,000   Laredo, TX HFC                                                           6.950     10/01/2027           739,519
----------------------------------------------------------------------------------------------------------------------------------
       9,225,000   Leander, TX Independent School District 4                                5.433 5   08/15/2032         2,434,109
----------------------------------------------------------------------------------------------------------------------------------
      31,820,000   Leander, TX Independent School District 4                                5.497 5   08/15/2037         6,297,178
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   Lewisville, TX GO                                                        6.125     09/01/2029         9,736,560
----------------------------------------------------------------------------------------------------------------------------------
         300,000   Lower CO River Authority, TX Pollution Control
                   (Samsung Electronics Company) 4                                          6.375     04/01/2027           306,432
----------------------------------------------------------------------------------------------------------------------------------
       1,840,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                     6.000     07/01/2032         1,862,098
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lubbock, TX HFC, Series A                                                6.150     10/01/2030            26,283
----------------------------------------------------------------------------------------------------------------------------------
       2,775,000   Matagorda County, TX Navigation District (Central
                   Power & Light Company) 4                                                 6.125     05/01/2030         2,807,024
----------------------------------------------------------------------------------------------------------------------------------
         530,000   Matagorda County, TX Navigation District (Reliant
                   Energy) 4                                                                5.950     05/01/2030           541,586
----------------------------------------------------------------------------------------------------------------------------------
         390,000   Maverick County, TX Public Facility Corp.                                6.375     02/01/2029           390,811
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Midland County, TX Hospital District                                     5.375     06/01/2016            70,079
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Midlothian, TX Devel. Authority Tax Increment                            5.125     11/15/2026           744,045
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Mission, TX EDC (Allied Waste Industries) 4                              5.200     04/01/2018         4,915,750
----------------------------------------------------------------------------------------------------------------------------------
       1,380,000   Newton County, TX Public Facility Corp.                                  8.000     03/01/2019         1,401,776
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Northwest Harris County, TX Municipal Utility District
                   (Waterworks & Sewer)                                                     6.100     04/01/2012           100,107
----------------------------------------------------------------------------------------------------------------------------------
       6,005,000   Port of Bay City, TX (Hoechst Celanese Corp.) 4                          6.500     05/01/2026         6,071,475

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

TEXAS Continued
$     15,000,000   Port of Corpus Christi, TX Authority (CNA Holdings) 4                    6.700%    11/01/2030   $    16,101,300
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Port of Corpus Christi, TX IDC (Citgo Petroleum Corp.)                   8.250     11/01/2031            76,674
----------------------------------------------------------------------------------------------------------------------------------
      12,207,000   Sabine Neches, TX HFC (Single Family Mtg.)                               4.875 8   12/01/2039        12,661,711
----------------------------------------------------------------------------------------------------------------------------------
       4,100,000   Sabine, TX River Authority Pollution Control (TXU
                   Electric Company)                                                        6.150     08/01/2022         4,319,965
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Sabine, TX River Authority Pollution Control (TXU
                   Electric Company)                                                        6.450     06/01/2021           503,440
----------------------------------------------------------------------------------------------------------------------------------
      57,640,000   San Antonio, TX Convention Center Hotel Finance Corp.
                   (Empowerment Zone)                                                       5.000     07/15/2034        58,488,461
----------------------------------------------------------------------------------------------------------------------------------
      42,260,000   San Antonio, TX Convention Center Hotel Finance Corp.
                   (Empowerment Zone)                                                       5.000     07/15/2039        42,754,019
----------------------------------------------------------------------------------------------------------------------------------
         175,000   San Antonio, TX HFC (Encinal Apartments)                                 7.500     09/01/2027           174,713
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   San Antonio, TX HFC (Midcrowne Senior Apartments)                        5.150     06/20/2047         6,996,360
----------------------------------------------------------------------------------------------------------------------------------
          25,000   San Antonio, TX HFC (Point East Section 8)                               7.500     08/01/2023            25,373
----------------------------------------------------------------------------------------------------------------------------------
       4,997,144   San Antonio, TX Hsg. Trust Finance Corp. (Single Family
                   Mtg.)                                                                    4.950 2   10/01/2039         5,170,845
----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   Southeast, TX HFC (Forest View Apartments)                               6.750     07/01/2037         3,597,408
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Southeast, TX HFC (Hsg. Assistance Foundation)                           7.500     09/01/2028            51,847
----------------------------------------------------------------------------------------------------------------------------------
         605,000   Springhill, TX Courtland Heights Public Facility Corp.                   5.125     12/01/2008           605,073
----------------------------------------------------------------------------------------------------------------------------------
       6,030,000   Springhill, TX Courtland Heights Public Facility Corp.                   5.850     12/01/2028         6,155,243
----------------------------------------------------------------------------------------------------------------------------------
       5,250,000   Tarrant County, TX Cultural Education Facilities Finance
                   Corp. (Buckingham Senior Living Community) 7                             5.750     11/15/2037         5,357,783
----------------------------------------------------------------------------------------------------------------------------------
      10,755,000   Tarrant County, TX HFC (Lindberg Park)                                   5.150     10/20/2047        10,746,826
----------------------------------------------------------------------------------------------------------------------------------
      10,935,000   Tarrant County, TX HFC (Multifamily Hsg.)                                5.200     12/20/2048        10,972,835
----------------------------------------------------------------------------------------------------------------------------------
      14,920,000   Tarrant County, TX HFC (Village Creek Apartments) 1                      5.000     04/20/2048        14,277,768
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   Travis County, TX HFDC (Querencia Barton Creek)                          5.650     11/15/2035         1,626,832
----------------------------------------------------------------------------------------------------------------------------------
       8,400,000   Trinity, TX River Authority (General Motors Corp.) 4                     7.000 2   04/01/2009         8,400,000
----------------------------------------------------------------------------------------------------------------------------------
       2,495,000   Trinity, TX River Authority (TXU Energy Company)                         6.250     05/01/2028         2,601,212
----------------------------------------------------------------------------------------------------------------------------------
       2,320,000   TX Affordable Hsg. Corp. (American Hsg. Foundation) 9,10                 8.000     03/01/2032           510,748
----------------------------------------------------------------------------------------------------------------------------------
       2,965,000   TX Affordable Hsg. Corp. (Ashton Place & Woodstock
                   Apartments)                                                              6.300     08/01/2033         2,471,090
----------------------------------------------------------------------------------------------------------------------------------
       6,300,000   TX Affordable Hsg. Corp. (South Texas Affordable
                   Properties Corp.)                                                        8.000     03/01/2032         6,316,821
----------------------------------------------------------------------------------------------------------------------------------
         115,000   TX College Student Loans                                                 5.000     08/01/2021           115,024
----------------------------------------------------------------------------------------------------------------------------------
      40,000,000   TX Dept. of Hsg. & Community Affairs, Series A 1                         5.000     07/01/2034        39,793,600
----------------------------------------------------------------------------------------------------------------------------------
          15,000   TX Dept. of Hsg. & Community Affairs                                     5.350     07/01/2033            15,380
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   TX Dept. of Hsg. & Community Affairs (One Mesquite
                   Creek)                                                                   5.000     01/20/2047         4,873,850
----------------------------------------------------------------------------------------------------------------------------------
         105,000   TX Dept. of Hsg. & Community Affairs (Pebble Brook
                   Apartments)                                                              5.600     12/01/2030           106,902
----------------------------------------------------------------------------------------------------------------------------------
         165,000   TX Dept. of Hsg. & Community Affairs (Residential Mtg.)                  5.500     01/01/2021           167,747

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

TEXAS Continued
$      1,935,000   TX Dept. of Hsg. & Community Affairs (Summit
                   Point Apartments)                                                        5.150%    06/20/2034   $     1,952,047
----------------------------------------------------------------------------------------------------------------------------------
       6,750,000   TX Dept. of Hsg. & Community Affairs (Summit
                   Point Apartments)                                                        5.250     06/20/2047         6,810,750
----------------------------------------------------------------------------------------------------------------------------------
          10,000   TX GO                                                                    5.750     08/01/2020            10,012
----------------------------------------------------------------------------------------------------------------------------------
     351,000,000   TX Municipal Gas Acquisition & Supply Corp. 1                            4.141 2   12/15/2017       346,612,500
----------------------------------------------------------------------------------------------------------------------------------
     722,925,000   TX Municipal Gas Acquisition & Supply Corp. 1                            4.291 2   12/15/2026       710,799,480
----------------------------------------------------------------------------------------------------------------------------------
      39,960,000   TX Municipal Gas Acquisition & Supply Corp. 1                            4.461 2   09/15/2027        39,890,070
----------------------------------------------------------------------------------------------------------------------------------
      15,005,000   TX Municipal Gas Acquisition & Supply Corp. 1                            5.041     12/15/2026        14,780,000
----------------------------------------------------------------------------------------------------------------------------------
          30,000   TX Municipal Gas Acquisition & Supply Corp. 6                            4.291 2   12/15/2026            29,520
----------------------------------------------------------------------------------------------------------------------------------
          40,000   TX Municipal Gas Acquisition & Supply Corp.                              4.461 2   09/15/2027            39,930
----------------------------------------------------------------------------------------------------------------------------------
       4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 9                            6.750     03/01/2031         2,929,397
----------------------------------------------------------------------------------------------------------------------------------
       3,075,000   TX Public Finance Authority Charter School Finance
                   Corp. (Cosmos Foundation)                                                5.375     02/15/2037         3,008,119
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   TX Public Finance Authority Charter School Finance
                   Corp. (Ed-Burnham Wood)                                                  6.250     09/01/2036         1,622,240
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX Student Hsg. Corp. (Midwestern State University)                      6.500     09/01/2022            53,627
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX Student Hsg. Corp. (University of North Texas)                        6.000     07/01/2011            49,069
----------------------------------------------------------------------------------------------------------------------------------
         635,000   TX Student Hsg. Corp. (University of North Texas)                        6.750     07/01/2021           621,805
----------------------------------------------------------------------------------------------------------------------------------
         200,000   TX Student Hsg. Corp. (University of North Texas)                        6.850     07/01/2031           194,604
----------------------------------------------------------------------------------------------------------------------------------
      16,000,000   TX Turnpike Authority 1                                                  5.000     08/15/2042        16,303,360
----------------------------------------------------------------------------------------------------------------------------------
         100,000   TX Veterans Hsg. Assistance                                              6.100     06/01/2021           104,258
----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   TX Veterans Hsg. Assistance GO 1                                         5.750     06/01/2029        12,222,060
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   TX Veterans Hsg. Assistance GO 1                                         6.150     12/01/2028        10,263,100
----------------------------------------------------------------------------------------------------------------------------------
          15,000   TX Veterans Hsg. Assistance GO                                           5.750     06/01/2029            15,278
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX Veterans Hsg. Assistance, Series B                                    5.800     12/01/2014            51,647
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   TX Water Devel.                                                          5.250     08/01/2028         4,025,760
----------------------------------------------------------------------------------------------------------------------------------
         100,000   TX Water Devel.                                                          5.450     08/01/2015           100,131
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Tyler, TX HFDC (East Texas Medical Center)                               6.750     11/01/2025            15,101
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Willacy County, TX Local Government Corp.                                6.000     03/01/2009         4,017,040
                                                                                                                   ---------------
                                                                                                                     2,297,534,878
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.1%
         150,000   Guam GO, Series A                                                        5.400     11/15/2018           150,086
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Northern Mariana Islands Commonwealth, Series A                          6.750     10/01/2033           767,172
----------------------------------------------------------------------------------------------------------------------------------
      27,800,000   Northern Mariana Islands Ports Authority, Series A                       5.000     06/01/2030        27,078,034
----------------------------------------------------------------------------------------------------------------------------------
       2,485,000   Northern Mariana Islands Ports Authority, Series A                       6.250     03/15/2028         2,487,758
----------------------------------------------------------------------------------------------------------------------------------
     383,500,000   Puerto Rico Children's Trust Fund (TASC)                                 6.309 5   05/15/2050        26,703,105
----------------------------------------------------------------------------------------------------------------------------------
     745,000,000   Puerto Rico Children's Trust Fund (TASC)                                 7.009 5   05/15/2055        28,004,550
----------------------------------------------------------------------------------------------------------------------------------
      94,500,000   Puerto Rico Sales Tax Financing Corp., Series A 1                        4.518 2   08/01/2057        94,429,125
                                                                                                                   ---------------
                                                                                                                       179,619,830

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

UTAH--0.2%
$        650,000   Carbon County, UT Solid Waste Disposal
                   (Allied Waste Industries)                                                7.450%    07/01/2017   $       664,242
----------------------------------------------------------------------------------------------------------------------------------
       2,085,000   Carbon County, UT Solid Waste Disposal
                   (Allied Waste Industries) 4                                              7.500     02/01/2010         2,098,865
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Carbon County, UT Solid Waste Disposal
                   (Sunnyside Cogeneration)                                                 7.100     08/15/2023         3,238,080
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Emery County, UT Pollution Control (Pacificorp)                          5.625     11/01/2023            61,063
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Tooele County, UT Hazardous Waste Treatment
                   (Union Pacific Corp.)                                                    5.700     11/01/2026            45,912
----------------------------------------------------------------------------------------------------------------------------------
       1,935,000   UT HFA (RHA Community Service of Utah)                                   6.875     07/01/2027         1,962,245
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   UT Hsg. Corp. (Single Family Mtg.)                                       4.800     07/01/2032         1,209,200
----------------------------------------------------------------------------------------------------------------------------------
       1,635,000   UT Hsg. Corp. (Single Family Mtg.)                                       5.000     01/01/2032         1,629,212
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   UT Hsg. Corp. (Single Family Mtg.)                                       5.000     07/01/2035         2,607,308
----------------------------------------------------------------------------------------------------------------------------------
          25,000   UT State Building Ownership Authority, Series A                          5.750     08/15/2011            25,233
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Utah County, UT Charter School (Lakeview Academy)                        5.625     07/15/2037           816,131
----------------------------------------------------------------------------------------------------------------------------------
       1,315,000   Utah County, UT Charter School (Lincoln Academy)                         5.875     06/15/2037         1,313,422
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Utah County, UT Charter School (Renaissance Academy)                     5.625     07/15/2037           816,131
----------------------------------------------------------------------------------------------------------------------------------
       4,425,000   West Valley City, UT Sewer (East Hollywood High School)                  5.625     06/15/2037         4,315,349
                                                                                                                   ---------------
                                                                                                                        20,802,393
----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
       2,000,000   VT EDA (Wake Robin Corp.)                                                5.375     05/01/2036         2,001,620
----------------------------------------------------------------------------------------------------------------------------------
       2,979,975   VT Educational & Health Buildings Financing Agency
                   (Marlboro College)                                                       3.570     04/01/2019         2,689,100
----------------------------------------------------------------------------------------------------------------------------------
          60,000   VT HFA (Single Family), Series 9                                         5.400     05/01/2037            60,307
                                                                                                                   ---------------
                                                                                                                         4,751,027
----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.3%
         270,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                           5.600     12/01/2025           266,447
----------------------------------------------------------------------------------------------------------------------------------
         420,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                           6.300     12/01/2025           429,022
----------------------------------------------------------------------------------------------------------------------------------
       2,300,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                           6.550     12/01/2025         2,376,590
----------------------------------------------------------------------------------------------------------------------------------
      12,250,000   Farms New Kent, VA Community Devel. Authority
                   Special Assessment                                                       5.125     03/01/2036        12,176,623
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Farms New Kent, VA Community Devel. Authority
                   Special Assessment                                                       5.450     03/01/2036         6,934,550
----------------------------------------------------------------------------------------------------------------------------------
       2,206,000   Farms New Kent, VA Community Devel. Authority
                   Special Assessment                                                       5.800     03/01/2036         2,195,191
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Giles County, VA IDA (Hoechst Celanese Corp.)                            5.950     12/01/2025           118,057
----------------------------------------------------------------------------------------------------------------------------------
       9,950,000   Giles County, VA IDA (Hoechst Celanese Corp.)                            6.450     05/01/2026        10,011,093
----------------------------------------------------------------------------------------------------------------------------------
       7,720,000   Giles County, VA IDA (Hoechst Celanese Corp.) 4                          6.625     12/01/2022         7,742,465
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Goochland County, VA IDA (Georgia-Pacific Corp.)                         5.650     12/01/2025           105,120
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Halifax County, VA IDA (Old Dominion Electric
                   Cooperative) 1                                                           5.625     06/01/2028         7,508,725

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

VIRGINIA Continued
$      3,325,000   Hampton, VA Redevel. & Hsg. Authority (Olde Hampton)                     6.500%    07/01/2016   $     3,275,857
----------------------------------------------------------------------------------------------------------------------------------
       1,990,000   Isle Wight County, VA IDA Environmental Improvement
                   (International Paper Company) 4                                          6.600     05/01/2024         2,088,306
----------------------------------------------------------------------------------------------------------------------------------
         350,000   Lynchburg, VA IDA (Westminster-Canterbury Residential
                   Care Facility)                                                           5.000     07/01/2031           337,911
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   New Port, VA CDA                                                         5.600     09/01/2036         3,068,760
----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   Norfolk, VA EDA, Series A                                                6.000     11/01/2036         2,049,488
----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Norfolk, VA Redevel. & Hsg. Authority (First
                   Mtg.-Retirement Community)                                               6.125     01/01/2035         1,133,337
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Pocahontas Parkway Assoc., VA (Route 895 Connector
                   Toll Road)                                                               7.000 5   08/15/2007         2,246,693
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Prince William County, VA IDA (Westminster
                   Presbyterian Retirement Community)                                       5.125     01/01/2026         2,456,325
----------------------------------------------------------------------------------------------------------------------------------
       6,300,000   VA Celebrate South CDA Special Assessment                                6.250     03/01/2037         6,482,763
----------------------------------------------------------------------------------------------------------------------------------
       6,900,000   VA College Building Authority Educational Facilities
                   (Regent University)                                                      5.000     06/01/2036         6,857,772
----------------------------------------------------------------------------------------------------------------------------------
       3,400,000   VA H2O Community Devel. Authority                                        5.200     09/01/2037         3,316,530
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   VA Hsg. Devel. Authority 7                                               5.100     10/01/2035        15,109,650
----------------------------------------------------------------------------------------------------------------------------------
     117,500,000   VA Tobacco Settlement Authority                                          5.702 5   06/01/2047        12,403,300
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.) 4                      6.375     03/01/2019         2,519,775
                                                                                                                   ---------------
                                                                                                                       113,210,350
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.2%
      12,000,000   Chelan County, WA Public Utility District No. 1 1                        5.600     01/01/2036        12,633,480
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Chelan County, WA Public Utility District No. 1
                   (Chelan Hydro System)                                                    5.250     07/01/2037            30,881
----------------------------------------------------------------------------------------------------------------------------------
          25,000   King County, WA Hsg. Authority (Cascadian Apartments)                    6.800     07/01/2019            25,117
----------------------------------------------------------------------------------------------------------------------------------
          70,000   King County, WA Hsg. Authority (Eastwood Square
                   Apartments)                                                              5.450     01/01/2041            70,988
----------------------------------------------------------------------------------------------------------------------------------
          15,000   King County, WA Hsg. Authority (Kona Village)                            6.700     01/01/2020            15,353
----------------------------------------------------------------------------------------------------------------------------------
         125,000   King County, WA Hsg. Authority (Southwood Square
                   Apartments)                                                              6.100     10/01/2021           128,220
----------------------------------------------------------------------------------------------------------------------------------
         725,000   King County, WA Hsg. Authority (Southwood Square
                   Apartments)                                                              6.200     10/01/2031           744,169
----------------------------------------------------------------------------------------------------------------------------------
          40,000   King County, WA Hsg. Authority (Woodbridge Park)                         6.250     05/01/2015            40,106
----------------------------------------------------------------------------------------------------------------------------------
          50,000   King County, WA Hsg. Authority (Woodridge Park)                          6.350     05/01/2025            50,155
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Kitsap County, WA Consolidated Hsg. Authority                            5.500     06/01/2027         2,000,580
----------------------------------------------------------------------------------------------------------------------------------
       2,350,000   Kitsap County, WA Consolidated Hsg. Authority                            5.600     06/01/2037         2,348,778
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Kitsap County, WA Consolidated Hsg. Authority
                   (Heritage Apartments)                                                    6.100     10/01/2031            50,752
----------------------------------------------------------------------------------------------------------------------------------
       2,465,000   Port Camas, WA Public Industrial Corp. (James River
                   Corp. of Virginia)                                                       6.700     04/01/2023         2,467,095

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

WASHINGTON Continued
$         65,000   Port of Seattle, WA GO                                                   5.100%    04/01/2024   $        65,361
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   Port of Seattle, WA Special Facility (Northwest Airlines)                7.125     04/01/2020         1,907,168
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Port of Seattle, WA Special Facility (Seatac Fuel Facilities)            5.000     06/01/2033           120,254
----------------------------------------------------------------------------------------------------------------------------------
      28,420,000   Port Tacoma, WA GO 1                                                     5.000     12/01/2030        28,980,869
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Snohomish County, WA Hsg. Authority                                      6.400     04/01/2026            50,183
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Snohomish County, WA Hsg. Authority (Westwood
                   Crossing Apartments)                                                     5.250     05/01/2037         2,385,900
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Snohomish County, WA Hsg. Authority (Whispering
                   Pines Apartments)                                                        5.100     09/01/2015            99,401
----------------------------------------------------------------------------------------------------------------------------------
       1,675,000   Snohomish County, WA Hsg. Authority (Whispering
                   Pines Apartments)                                                        5.600     09/01/2025         1,728,148
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Snohomish County, WA Hsg. Authority (Whispering
                   Pines Apartments)                                                        5.750     09/01/2030         1,300,275
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Tacoma, WA Hsg. Authority (Polynesia Village
                   Apartments)                                                              5.850     12/01/2022            75,694
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Tacoma, WA Hsg. Authority (Polynesia Village
                   Apartments)                                                              5.900     12/01/2027           105,141
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Tacoma, WA Port Authority                                                5.300     12/01/2017            85,252
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Vancouver, WA Hsg. Authority                                             5.625     03/01/2028            20,035
----------------------------------------------------------------------------------------------------------------------------------
         175,000   WA Health Care Facilities Authority (Northwest Hospital)                 5.450     11/15/2013           175,203
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   WA HFC (Single Family Programs)                                          5.100     12/01/2031         5,031,700
----------------------------------------------------------------------------------------------------------------------------------
      13,160,000   WA HFC (Single Family Programs)                                          5.150     06/01/2037        13,243,171
----------------------------------------------------------------------------------------------------------------------------------
       5,215,000   WA HFC (Single Family)                                                   5.000     06/01/2048         5,075,707
----------------------------------------------------------------------------------------------------------------------------------
       4,495,000   WA Tobacco Settlement Authority (TASC)                                   6.500     06/01/2026         4,812,212
----------------------------------------------------------------------------------------------------------------------------------
      14,285,000   WA Tobacco Settlement Authority (TASC)                                   6.625     06/01/2032        15,359,803
                                                                                                                   ---------------
                                                                                                                       101,227,151
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
      21,700,000   Braxton County, WV Solid Waste Disposal
                   (Weyerhaeuser Company) 1                                                 5.400     05/01/2025        21,719,421
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Harrison County, WV Solid Waste Disposal
                   (West Penn Power Company)                                                6.750     08/01/2024            20,296
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Kingswood, WV Sewage System                                              6.000     10/01/2025            25,477
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Ohio County, WV Commission Special District Excise
                   Tax (Fort Henry Centre)                                                  5.625     03/01/2036           612,036
----------------------------------------------------------------------------------------------------------------------------------
          15,000   WV Hospital Finance Authority (Charleston Area
                   Medical Center)                                                          7.250     10/01/2014            15,036
----------------------------------------------------------------------------------------------------------------------------------
       7,250,000   WV Hsg. Devel. Fund                                                      5.200     05/01/2038         7,335,115
----------------------------------------------------------------------------------------------------------------------------------
      14,255,000   WV State Hsg. Devel. Fund, Series D 1                                    5.350     11/01/2032        14,443,945
                                                                                                                   ---------------
                                                                                                                        44,171,326
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.3%
      28,000,000   Aztalan, WI Exempt Facility (Renew Energy)                               7.500     05/01/2018        27,765,640

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

WISCONSIN Continued
$         65,000   Badger, WI Tobacco Asset Securitization Corp.                            6.125%    06/01/2027   $        67,859
----------------------------------------------------------------------------------------------------------------------------------
      38,985,000   Badger, WI Tobacco Asset Securitization Corp.                            6.375     06/01/2032        41,147,108
----------------------------------------------------------------------------------------------------------------------------------
       4,450,000   Janesville, WI Pollution Control (General Motors Corp.)                  5.550     04/01/2009         4,433,580
----------------------------------------------------------------------------------------------------------------------------------
       6,510,000   Kaukauna, WI Environmental Improvement (International
                   Paper Company)                                                           5.250     06/01/2029         6,430,383
----------------------------------------------------------------------------------------------------------------------------------
         665,000   Milwaukee, WI (Aero Milwaukee) 4                                         6.500     01/01/2025           706,423
----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Milwaukee, WI (Air Cargo) 4                                              7.500     01/01/2025         1,359,215
----------------------------------------------------------------------------------------------------------------------------------
       4,120,000   Necedah, WI Community Devel. Authority Exempt
                   Facility (Castle Rock Renewable Fuels)                                   7.500     03/01/2018         4,112,460
----------------------------------------------------------------------------------------------------------------------------------
         165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                           6.800     11/01/2012           166,274
----------------------------------------------------------------------------------------------------------------------------------
         160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                           6.850     05/01/2013           159,552
----------------------------------------------------------------------------------------------------------------------------------
       1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                           7.125     05/01/2024         1,588,891
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Onalaska, WI Community Devel. Authority (Bethany
                   Lutheran Homes)                                                          5.250     01/01/2042         1,939,560
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)                    6.250     05/01/2019           147,476
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Sokaogon, WI Chippewa Community (Gaming)                                 7.000     01/01/2026         1,728,843
----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   Sokaogon, WI Chippewa Community (Gaming)                                 8.250     01/01/2017         1,884,021
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Superior, WI Water Supply Facilities (Superior Water,
                   Light & Power Company)                                                   6.125     11/01/2021            30,071
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   WI GO                                                                    5.000     05/01/2037         4,030,720
----------------------------------------------------------------------------------------------------------------------------------
          35,000   WI GO                                                                    5.350     05/01/2028            35,088
----------------------------------------------------------------------------------------------------------------------------------
         100,000   WI GO                                                                    5.350     05/01/2028           100,215
----------------------------------------------------------------------------------------------------------------------------------
          20,000   WI GO                                                                    6.000     05/01/2027            20,030
----------------------------------------------------------------------------------------------------------------------------------
         120,000   WI H&EFA (Agnesian Healthcare/Waupun Memorial
                   Hospital Obligated Group)                                                6.000     07/01/2030           125,255
----------------------------------------------------------------------------------------------------------------------------------
         110,000   WI H&EFA (American Baptist Homes of the Midwest)                         6.750     09/01/2016           108,710
----------------------------------------------------------------------------------------------------------------------------------
       1,180,000   WI H&EFA (Aurora Health Care)                                            5.600     02/15/2029         1,203,128
----------------------------------------------------------------------------------------------------------------------------------
          50,000   WI H&EFA (Aurora Health Care)                                            5.625     02/15/2029            51,022
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   WI H&EFA (Catholic Residential Services)                                 5.250     05/01/2028         1,555,536
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   WI H&EFA (Eastcastle Place)                                              6.125     12/01/2034         1,019,670
----------------------------------------------------------------------------------------------------------------------------------
          20,000   WI H&EFA (Marshfield Clinic)                                             5.750     02/15/2027            20,424
----------------------------------------------------------------------------------------------------------------------------------
          70,000   WI H&EFA (Marshfield Clinic)                                             6.250     02/15/2029            73,886
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   WI H&EFA (Ministry Health Care) 1                                        5.250     02/15/2032         8,305,000
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   WI H&EFA (St. Clare Terrance)                                            5.750     12/01/2036         1,612,149
----------------------------------------------------------------------------------------------------------------------------------
       2,635,000   WI H&EFA (United Health Group)                                           5.500     12/15/2020         2,702,008
----------------------------------------------------------------------------------------------------------------------------------
      14,130,000   WI H&EFA (WFS/WFMG Obligated Group)                                      5.250     08/15/2031        14,100,892
----------------------------------------------------------------------------------------------------------------------------------
      79,530,000   WI H&EFA (WFS/WFMG Obligated Group)                                      5.250     08/15/2034        79,017,032
----------------------------------------------------------------------------------------------------------------------------------
      46,010,000   WI H&EFA (Wheaton Franciscan Services)                                   5.125     08/15/2030        45,034,588
----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                                5.650     08/01/2021         1,315,496
----------------------------------------------------------------------------------------------------------------------------------
       2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                                5.800     08/01/2029         2,422,087

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------

WISCONSIN Continued
$      9,480,000   WI Hsg. & EDA 1                                                          4.950%    03/01/2024   $     9,421,366
----------------------------------------------------------------------------------------------------------------------------------
      16,980,000   WI Hsg. & EDA 1                                                          5.100     09/01/2024        16,959,285
----------------------------------------------------------------------------------------------------------------------------------
          40,000   WI Hsg. & EDA                                                            5.150     11/01/2045            40,009
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   WI Hsg. & EDA (Home Ownership)                                           5.200     03/01/2038         5,054,300
                                                                                                                   ---------------
                                                                                                                       287,995,252
----------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
          20,000   Afton, WY National Rural Utilities (Lower Valley Power
                   & Light)                                                                 5.875     05/01/2026            20,222
----------------------------------------------------------------------------------------------------------------------------------
         555,000   Jackson, WY National Rural Utilities Cooperative (Lower
                   Valley Power & Light Company) 4                                          5.875     05/01/2026           561,111
----------------------------------------------------------------------------------------------------------------------------------
         320,000   Lincoln County, WY Pollution Control (PacifiCorp) 4                      5.625     11/01/2021           320,246
                                                                                                                   ---------------
                                                                                                                           901,579
                                                                                                                   ---------------
Total Municipal Bonds and Notes (Cost $11,599,840,348)                                                              11,712,407,015
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.3%
----------------------------------------------------------------------------------------------------------------------------------
      20,973,168   Delta Air Lines, Inc., Sr. Unsec. Nts., (Cost $20,763,439)               8.000     12/01/2015        20,815,870
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $11,620,603,787)-136.5%                                                           11,733,222,885
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(36.5)                                                                        (3,134,848,626)
                                                                                                                   ---------------
NET ASSETS-100.0%                                                                                                  $ 8,598,374,259
                                                                                                                   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 7 of accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Illiquid security. The aggregate value of illiquid securities as of July 31,
2007 was $346,856,027, which represents 4.03% of the Fund's net assets. See Note
6 of accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after
July 31, 2007. See Note 1 of accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. Issue is in default. See Note 1 of accompanying Notes.

10. Non-income producing security.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABH            Adventist Bolingbrook Hospital
ADA            Atlanta Devel. Authority
AGH            Adventist Glenoaks Hospital
AHF            American Housing Foundation
AHS-GA         Adventist Health System--Georgia
CAU            Clark Atlanta University
CCRC           Continuing Care Retirement Community
CDA            Communities Devel. Authority
CFGH           Central Florida Group Homes
CHS            Catholic Health Service
CoMC           Community Medical Center
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax Exempt Receipts
EDA            Economic Devel. Authority
EDC            Economic Devel. Corp.
EDFA           Economic Devel. Finance Authority
EF&CD          Environmental Facilities and Community
               Devel. FMC Flagstaff Medical Center GNMA Government National
Mortgage Assoc. GO General Obligation GPA General Purpose Authority H&EFA Health
and Educational Facilities
               Authority
H&EFB          Health and Educational Facilities Board
H&HEFA         Hospitals and Higher Education Facilities
               Authority
HDA            Hospital Devel. Authority
HDC            Housing Devel. Corp.
HE&HF          Higher Educational and Housing
               Facilities
HE&HFA         Higher Education and Health Facilities
               Authority
HE&HFB         Health Educational and Housing Facility
               Board
HFA            Housing Finance Agency
HFC            Housing Finance Corp.
HFDC           Health Facilities Devel. Corp.
HHCAHH         Home Health Care Agency of Holland
               Home
HHF            Holland Home Foundation
IDA            Industrial Devel. Agency
IDC            Industrial Devel. Corp.
IF&PCFA        Industrial Facilities & Pollution Control
               Financing Authority
JDAM           Julia Dyckman Andrus Memorial
JFK            John Fitzgerald Kennedy
JGCCF          Jewish Geriatric & Convalescent Center
               Foundation
LH             Lowman Home
LS             Lutheran Services
MHM            McKenna Health Management
MHS            McKenna Health System
MMH            McKenna Memorial Hospital
NTH            North Terrace Housing
NYC            New York City
RD             Rehab Dimension
RHA            Resource Healthcare of America
RITES          Residual Interest Tax Exempt Security
ROLs           Residual Option Longs
Res Rec        Resource Recovery Facility
SHS            Sunnyside Health Services
SJRNC          St. Johns Rehabilitation and Nursing
               Center
SPS            Sunnyside Properties Sarasota
SR             Sunnyside Retirement
TASC           Tobacco Settlement Asset-Backed Bonds
VH             Village Housing
VS             Village Shalom
VSCF           Village Shalom Charitable Foundation
WFMG           Wheaton Franciscan Medical Group
WFS            Wheaton Franciscan Services
WSREC          West Suburban Recycling and Energy
               Corp.

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                    VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement              $  2,259,471,837          19.3%
Gas Utilities                                       1,473,569,220          12.6
Hospital/Health Care                                1,153,233,655           9.8
Airlines                                              932,270,938           8.0
Special Assessment                                    839,615,876           7.2
Multifamily Housing                                   565,321,234           4.8
Single Family Housing                                 541,032,850           4.6
Marine/Aviation Facilities                            519,971,941           4.4
Electric Utilities                                    491,659,690           4.2
General Obligation                                    296,505,274           2.5
Adult Living Facilities                               261,633,479           2.2
Tax Increment Financing (TIF)                         223,559,972           1.9
Resource Recovery                                     208,043,457           1.8
Hotels, Restaurants & Leisure                         197,531,460           1.7
Sales Tax Revenue                                     158,454,524           1.4
Higher Education                                      152,327,835           1.3
Special Tax                                           150,159,292           1.3
Energy Equipment & Services                           136,571,104           1.2
Paper, Containers & Packaging                         128,279,206           1.1
Automobiles                                           127,727,660           1.1
Government Appropriation                              122,798,463           1.1
Building Products                                     110,906,649           0.9
Correctional Facilities                               100,355,822           0.9
Oil, Gas & Consumable Fuels                            85,981,707           0.7
Student Housing                                        69,728,155           0.6
Sewer Utilities                                        68,186,703           0.6
Casino                                                 63,923,822           0.5
Chemicals                                              58,743,350           0.5
Education                                              51,716,427           0.4
Water Utilities                                        39,199,395           0.3
Sports Facility Revenue                                28,126,360           0.2
Highways/Commuter Facilities                           25,475,497           0.2
Parking Fee Revenue                                    19,008,792           0.2
Food Products                                          15,721,644           0.1
Industrial Conglomerates                               15,626,088           0.1
Biotechnology                                          12,191,625           0.1
Specialty Retail                                       10,545,150           0.1
Not-for-Profit Organization                             8,286,774           0.1
Municipal Leases                                        3,034,606           0.0
Student Loans                                           2,873,840           0.0
Aerospace & Defense                                     1,868,787           0.0
Construction Materials                                  1,346,988           0.0
Semiconductors & Semiconductor Equipment                  306,432           0.0
Auto Components                                           147,476           0.0
Communications Equipment                                  100,335           0.0
Metals & Mining                                            81,494           0.0
                                                 -------------------------------
Total                                            $ 11,733,222,885         100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $11,620,603,787)--see accompanying statement of investments     $ 11,733,222,885
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         101,893,710
Investments sold (including $5,118,519 sold on a when-issued basis or forward commitment)         81,126,216
Shares of beneficial interest sold                                                                34,468,589
Other                                                                                                144,030
                                                                                            -----------------
Total assets                                                                                  11,950,855,430

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                     4,150,712
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                 3,070,197,268
Payable on borrowings (See Note 7)                                                               152,300,000
Investments purchased (including $68,317,123 purchased on
a when-issued basis or forward commitment)                                                        89,667,136
Shares of beneficial interest redeemed                                                            26,079,312
Dividends                                                                                          7,200,286
Distribution and service plan fees                                                                 1,102,122
Interest expense on borrowings                                                                       625,278
Trustees' compensation                                                                               542,644
Transfer and shareholder servicing agent fees                                                        298,584
Shareholder communications                                                                           113,850
Other                                                                                                203,979
                                                                                            -----------------
Total liabilities                                                                              3,352,481,171

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  8,598,374,259
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $  8,495,969,398
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (1,492,491)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (8,721,746)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       112,619,098
                                                                                            -----------------
NET ASSETS                                                                                  $  8,598,374,259
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,886,284,181
and 473,600,396 shares of beneficial interest outstanding)                                           $ 12.43
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $ 13.05
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $586,763,227 and 47,090,552 shares
of beneficial interest outstanding)                                                                  $ 12.46
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,125,326,851 and 171,313,315 shares
of beneficial interest outstanding)                                                                  $ 12.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Interest                                                                          $ 479,589,924

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Management fees                                                                      26,395,044
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               7,191,499
Class B                                                                               5,282,839
Class C                                                                              15,792,585
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                               1,659,525
Class B                                                                                 393,455
Class C                                                                                 838,005
------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 124,170
Class B                                                                                  29,598
Class C                                                                                  59,780
------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)      60,382,637
------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                        3,624,121
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                  411,916
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             193,546
------------------------------------------------------------------------------------------------
Other                                                                                   883,757
                                                                                  --------------
Total expenses                                                                      123,262,477
Less reduction to custodian expenses                                                   (193,546)
                                                                                  --------------
Net expenses                                                                        123,068,931

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               356,520,993

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                                  (165,422)
Closing and expiration of option contracts written                                        8,034
                                                                                  --------------
Net realized loss                                                                      (157,388)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                (99,963,807)

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 256,399,798
                                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                      2007              2006
----------------------------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   356,520,993   $   228,925,579
----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (157,388)       (1,735,179)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             (99,963,807)      (64,213,301)
                                                                              ----------------------------------
Net increase in net assets resulting from operations                              256,399,798       162,977,099

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (256,665,435)     (148,596,538)
Class B                                                                           (26,861,031)      (24,985,161)
Class C                                                                           (80,586,640)      (49,377,636)
                                                                              ----------------------------------

(364,113,106) (222,959,335)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         2,525,127,317     1,166,918,418
Class B                                                                            31,071,724        39,436,284
Class C                                                                           852,372,073       444,988,006
                                                                              ----------------------------------
                                                                                3,408,571,114     1,651,342,708

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                  3,300,857,806     1,591,360,472
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             5,297,516,453     3,706,155,981
                                                                              ----------------------------------
End of period (including accumulated net investment income (loss)
of $(1,492,491) and $6,099,618, respectively)                                 $ 8,598,374,259   $ 5,297,516,453
                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------
Net increase in net assets from operations                             $    256,399,798
----------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (6,345,385,189)
Proceeds from disposition of investment securities                          540,397,741
Short-term investment securities, net                                       234,961,283
Premium amortization                                                         15,975,995
Discount accretion                                                          (37,937,393)
Net realized loss on investments                                                157,388
Net change in unrealized appreciation on investments                         99,963,807
Increase in interest receivable                                             (39,195,874)
Increase in receivable for securities sold                                  (71,760,459)
Increase in other assets                                                        (89,419)
Decrease in payable for securities purchased                                (28,083,618)
Increase in payable for accrued expenses                                      1,453,662
                                                                       -----------------
Net cash used in operating activities                                    (5,373,142,278)

----------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------
Proceeds from bank borrowings                                             2,211,100,000
Payments on bank borrowings                                              (2,058,800,000)
Proceeds from short-term floating rate notes issued                       2,079,047,268
Payments on bank overdraft                                                    4,150,712
Proceeds from shares sold                                                 4,430,584,700
Payments on shares redeemed                                              (1,206,967,175)
Cash distributions paid                                                    (154,674,638)
                                                                       -----------------
Net cash provided by financing activities                                 5,304,449,867

----------------------------------------------------------------------------------------
Net decrease in cash                                                        (68,701,411)
----------------------------------------------------------------------------------------
Cash, beginning balance                                                      68,701,411
                                                                       -----------------
Cash, ending balance                                                   $             --
                                                                       =================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $207,152,099. Cash paid for interest on bank borrowings--$3,035,843. Cash paid for interest on short-term floating rate notes issued--$60,382,637.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.47      $    12.69      $    11.13     $  10.64       $  11.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .67 1           .69 1           .78 1        .85            .92
Net realized and unrealized gain (loss)                          (.03)           (.24)           1.59          .50           (.67)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .64             .45            2.37         1.35            .25
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.68)           (.67)           (.81)        (.86)          (.89)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.43      $    12.47      $    12.69     $  11.13       $  10.64
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               5.16%           3.79%          21.97%       12.78%          2.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $5,886,284      $3,439,135      $2,309,856     $731,565       $306,857
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $4,813,462      $2,721,861      $1,366,113     $506,440       $252,496
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            5.23%           5.60%           6.46%        7.54%          8.44%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       0.63%           0.67%           0.69%        0.80%          1.04%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   1.47% 5         1.48%           1.08% 5      1.17% 5,6      1.55% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.50      $    12.72      $    11.15     $  10.66       $  11.30
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .57 1           .60 1           .70 1        .77            .83
Net realized and unrealized gain (loss)                          (.02)           (.24)           1.59          .49           (.66)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .55             .36            2.29         1.26            .17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.59)           (.58)           (.72)        (.77)          (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.46      $    12.50      $    12.72     $  11.15       $  10.66
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               4.34%           2.97%          21.09%       11.89%          1.57%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  586,763      $  558,386      $  528,192     $308,778       $188,645
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  587,412      $  533,869      $  410,031     $256,425       $141,819
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            4.49%           4.84%           5.80%        6.80%          7.67%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       1.41%           1.46%           1.48%        1.56%          1.81%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   2.25% 5         2.27%           1.87% 5      1.93% 5,6      2.32% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CLASS C     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.45      $    12.67      $    11.11     $  10.63       $  11.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .57 1           .60 1           .68 1        .76            .83
Net realized and unrealized gain (loss)                          (.02)           (.24)           1.60          .49           (.66)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .55             .36            2.28         1.25            .17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.59)           (.58)           (.72)        (.77)          (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.41      $    12.45      $    12.67     $  11.11       $  10.63
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               4.38%           3.01%          21.08%       11.83%          1.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $2,125,327      $1,299,995        $868,108     $265,340       $111,710
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,756,797      $1,050,344        $488,562     $193,845       $ 85,483
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            4.47%           4.83%           5.68%        6.76%          7.68%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       1.39%           1.44%           1.46%        1.56%          1.80%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   2.23% 5         2.25%           1.85% 5      1.93% 5,6      2.31% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester National Municipals (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the
Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $68,317,123 of securities issued on a when-issued basis or forward commitment and sold
$5,118,519 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 35% of its total assets in inverse floaters.
Inverse floaters amount to $706,491,498 as of July 31, 2007, which represents
5.91% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond
(referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the
Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The
Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of
Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date.
Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the
Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $3,777,111,498 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $3,070,197,268 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------

$    5,000,000   Atlanta, GA Airport Passenger Facility ROLs                    6.120%     1/1/34   $   5,289,700
    20,750,000   AZ Health Facilities Authority ROLs 3                          9.050      1/1/37      18,675,000
     2,230,000   AZ Health Facilities Authority ROLs 3                          8.966      1/1/37       2,007,000
     6,785,000   AZ Health Facilities Authority ROLs 3                         10.770      1/1/37       6,106,500
     2,550,000   AZ Reset Optional Certificates Trust II ROLs 3                 7.830      3/1/28       2,085,135
     2,750,000   Beacon, FL Tradeport Community Devel.
                 District RITES                                                 8.897      5/1/32       3,257,430
     5,425,000   Braxton County, WV Solid Waste
                 Disposal ROLs 3                                                9.920      5/1/25       5,444,421
     3,375,000   Brazos River Authority, TX ROLs 3                              9.770      5/1/29       3,028,455
     2,500,000   Broward County, FL Educational Facilities
                 Authority ROLs                                                 8.380      4/1/36       2,771,800
     2,500,000   CA GO ROLs                                                     8.320      6/1/37       2,777,050
     2,250,000   CA GO ROLs 3                                                   7.610     12/1/18       2,424,015
     5,250,000   CA GO ROLs 3                                                   8.220     12/1/25       5,503,470
    14,375,000   CA GO ROLs 3                                                   8.830     12/1/36      14,803,950
    88,245,000   CA Golden State Tobacco Securitization
                 Corp. RITES                                                    8.211      6/1/47      96,546,207
    11,660,000   Central Plains, NE Gas Energy ROLs                             6.760     12/1/26       9,794,400
     3,000,000   Chelan County, WA Public Utility District RITES                8.801      1/1/36       3,633,480
     8,050,000   Chicago, IL O'Hare International Airport RITES                10.387      1/1/29      11,336,332

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------

$    2,000,000   Chicago, IL O'Hare International Airport ROLs                  8.520%     1/1/34   $   2,100,360
     2,065,000   Clark County, NV Industrial Devel. RITES                       8.597     12/1/38       2,517,937
     5,285,000   Clark County, NV Industrial Devel. ROLs                        6.590      7/1/34       5,684,546
     6,000,000   Clark County, NV Industrial Devel. ROLs                        6.590      3/1/38       6,488,280
     4,800,000   Clark County, NV Industrial Devel. ROLs                        8.290     12/1/33       5,140,704
     7,500,000   Columbia, SC Parking Facility ROLs                             6.120      2/1/37       7,900,950
     6,000,000   Dallas-Fort Worth, TX International
                 Airport RITES                                                  6.525     11/1/27       6,155,400
     8,125,000   Dallas-Fort Worth, TX International
                 Airport ROLs                                                  10.550     11/1/33       9,966,775
     2,000,000   Denver, CO City & County Airport DRIVERS                       8.126     5/15/13       2,282,080
    10,000,000   Denver, CO Convention Center Hotel
                 Authority ROLs                                                 8.630     12/1/35      11,298,200
     5,130,000   Detroit, MI Sewer Disposal System ROLs                         5.426      7/1/32       4,924,800
     3,525,000   Detroit, MI Sewer Disposal ROLs                                7.490      7/1/32       3,172,500
     2,595,000   District of Columbia HFA RITES                                 7.730     12/1/21       2,315,934
     4,390,000   Fulton County, GA RITES                                        8.560    11/15/28       3,560,290
     6,185,000   George L. Smith II, GA World Congress
                 Center Authority ROLs                                         10.290      7/1/20       7,232,492
     1,750,000   Halifax County, VA IDA RITES                                   8.966      6/1/28       2,258,725
     2,125,000   HI Dept. of Budget & Finance RITES                             6.797      9/1/32       2,282,547
     2,500,000   HI Dept. of Budget & Finance RITES                             5.550     12/1/22       2,731,950
     2,440,000   HI Reset Optional Certificates Trust II ROLs                  11.170     10/1/27       3,089,674
     4,200,000   Hutto, TX Independent School District ROLs                     8.630      8/1/37       4,662,504
    20,000,000   IA Tobacco Settlement Authority ROLs 3                         9.120      6/1/46      20,334,400
     2,125,000   IL Health Facilities Authority RITES                           6.956     2/15/25       2,558,840
     2,500,000   IN Health Facility Financing Authority RITES                   8.432     11/1/31       3,227,600
     1,690,000   IN Health Facility Financing Authority RITES                   8.426     11/1/31       2,181,858
     4,500,000   Jacksonville, FL Health Facilities Authority ROLs              9.620    11/15/32       4,889,790
     6,000,000   Johnson City, TN H&EFB RITES                                   5.500      7/1/36       6,387,660
     1,875,000   LA Public Facilities Authority ROLs                            8.610     5/15/22       2,012,100
     2,500,000   Lancaster, TX Independent School District
                 GO RITES                                                       8.180     2/15/34       3,555,500
     6,025,000   Lancaster, TX Independent School District
                 GO ROLs                                                        6.120     2/15/34       6,417,830
     5,400,000   Lehigh County, PA GPA ROLs 3                                  11.130     8/15/42       3,930,012
     3,125,000   Lehigh County, PA GPA ROLs                                     6.180     5/15/28       2,812,500
       985,000   Lombard, IL Facilities Corp. ROLs                              9.550      1/1/30       1,113,286
     1,250,000   Lombard, IL Facilities Corp. ROLs                              9.550      1/1/36       1,398,850
     3,250,000   Long Beach, CA Harbor DRIVERS                                  8.986     5/15/27       3,749,395
     2,000,000   MA GO ROLs                                                     8.640      8/1/27       2,401,800
     2,500,000   MA H&EFA RITES                                                 5.750     8/15/35       2,477,350
     1,110,000   MA H&EFA RITES                                                 8.890    11/15/32         959,651
    13,020,000   MA HFA RITES 3                                                 6.610      7/1/25      14,011,342
     5,640,000   MA HFA ROLs                                                    8.550      7/1/22       5,692,565
     1,050,000   ME Hsg. Authority Mtg. ROLs                                    9.050    11/15/22       1,088,241
     2,055,000   Metropolitan Washington D.C. Airport
                 Authority DRIVERS                                              8.540     10/1/11       2,252,403

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------

$    5,575,000   Metropolitan Washington D.C. Airport
                 Authority ROLs                                                 9.530%    10/1/32   $   6,223,150
     1,250,000   Metropolitan Washington D.C. Airport
                 Authority ROLs                                                 8.540     10/1/34       1,328,825
     1,250,000   Metropolitan Washington D.C. Airport
                 Authority ROLs                                                 8.520     10/1/35       1,336,875
     6,580,000   Metropolitan Washington D.C. Airport
                 Authority ROLs, Series A                                       6.760     10/1/20       7,143,248
     2,475,000   MI Higher Education Student Loan
                 Authority RITES                                                8.232      9/1/26       2,793,285
     2,000,000   MI Strategic Fund Limited Obligation
                 (Detroit Edison Company) ROLs                                 10.550      6/1/30       2,472,240
     4,525,000   Miami-Dade County, FL Aviation                                 0.000     10/1/40       4,806,545
    17,535,000   Miami-Dade County, FL Aviation ROLs                            8.540     10/1/37      18,658,643
     5,000,000   Miami-Dade County, FL Aviation ROLs                            6.090     10/1/35       5,175,550
     8,895,000   Miami-Dade County, FL Aviation ROLs                            8.290     10/1/38       9,416,959
     4,985,000   Milledgeville-Baldwin County, GA Devel.
                 Authority (Georgia College & State
                 University Foundation) ROLs                                    7.570     10/1/33       4,685,900
     5,600,000   MS Devel. Bank Special Obligation                              8.380      3/1/41       6,140,848
     4,375,000   MS Hospital Equipment & Facilities
                 Authority RITES                                                5.670      9/1/24       4,225,550
    11,700,000   New Orleans, LA Exhibit Hall Special Tax
                 (Ernest N. Morial) ROLs                                        6.620     7/15/28      12,688,065
     3,860,000   NJ Health Care RITES                                           8.710    11/15/33       3,064,454
     2,110,000   North Little Rock, AR Residential Hsg.
                 Facilities Board RITES                                         7.650     2/20/17       2,342,058
    15,500,000   Northern CA Gas Authority ROLs 3                               8.360      7/1/27      12,400,000
     3,145,000   OH Higher Educational Facility ROLs                            8.380     12/1/44       3,517,745
     9,450,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                   0.000 4    8/1/57       9,379,125
     1,770,000   RI Hsg. & Mtg. Finance Corp. RITES                             6.848     10/1/22       1,822,534
     9,440,000   Sayre, PA Health Care Facilities
                 (Guthrie Health) RITES 3                                       6.144    12/23/26       9,020,864
     1,000,000   Sayre, PA Health Care Facilities Authority
                 (Guthrie Healthcare System) ROLs 3                             8.330     12/1/24         889,000
     2,670,000   Sayre, PA Health Care Facilities ROLs                          6.810     12/1/31       2,492,178
     7,315,000   SC GO ROLs                                                     6.070      8/1/19       7,765,019
     1,570,000   SC Hsg. Finance & Devel. Authority RITES                       5.802      1/1/23       1,655,188
     2,760,000   SC Hsg. Finance & Devel. Authority ROLs                        9.320      7/1/34       2,864,825
     4,875,000   St. Joseph County, IN Hospital Authority ROLs                  8.500     8/15/46       4,485,000
     7,105,000   Tacoma, WA Port Authority ROLs                                 8.290     12/1/30       7,665,869
     3,730,000   Tarrant County, TX HFC
                 (Village Creek Apartments) RITES                               8.570     4/20/48       3,087,769
    10,000,000   TX Dept. of Hsg. & Community Affairs RITES                     5.660      7/1/34       9,793,600
     2,500,000   TX GO RITES                                                   10.997     12/1/28       2,763,100
    14,185,000   TX Municipal Gas Acquisition & Supply
                 Corp. RITES                                                    8.070    12/15/26      12,142,360

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------

$   11,840,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070%   12/15/26   $  10,135,040
     3,330,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070    12/15/26       2,850,480
     8,220,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.910      6/1/32       6,666,420
    39,000,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             6.700    12/15/17      34,612,500
     3,400,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             2.480    12/15/26       2,910,400
     5,110,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070    12/15/26       4,374,160
    34,900,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             7.600    12/15/26      29,874,400
     4,440,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             3.460     9/15/27       4,370,070
     5,000,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             7.060    12/15/26       4,775,000
    11,440,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070    12/15/26       9,792,640
     4,000,000   TX Turnpike Authority ROLs                                     8.610     8/15/42       4,303,360
     3,000,000   TX Veterans Hsg. Assistance RITES                              9.397      6/1/29       3,222,060
     7,795,000   Wayne County, MI Airport Authority ROLs                        8.540     12/1/29       8,475,036
     2,000,000   WI H&EFA RITES                                                 7.432     2/15/32       2,305,000
     2,830,000   WI Hsg. & EDA RITES                                            7.020      9/1/24       2,809,284
     2,370,000   WI Hsg. & EDA ROLs                                             8.330      3/1/24       2,311,366
     3,565,000   WV Hsg. Devel. Fund RITES                                      6.900     11/1/32       3,753,945
                                                                                                    -------------
                                                                                                    $ 706,491,498
                                                                                                    =============

1. For a list of abbreviations used in the Inverse Floater table see the
Portfolio Abbreviations table on page 84 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an
"inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the
Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31,
2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately
$757,090,000.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2007, securities with an aggregate market value of $79,990,569, representing 0.93% of the Fund's net assets, were in default.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of July 31, 2007, securities with an aggregate market value of $6,743,740, representing 0.08% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $1,331,500.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                    APPRECIATION
                                  BASED ON COST
                                OF SECURITIES AND
 UNDISTRIBUTED        UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
 NET INVESTMENT           LONG-TERM                   LOSS   FOR FEDERAL INCOME
 INCOME                        GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
 ------------------------------------------------------------------------------
 $10,774,751                    $--             $7,048,760         $110,946,110

1. As of July 31, 2007, the Fund had $187,364 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforward were as follows:

                               EXPIRING
                               -------------------
                               2014       $187,364

2. As of July 31, 2007, the Fund had $6,861,396 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended July 31, 2007, the Fund utilized $6,148,913 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2007. Net assets of the
Fund were unaffected by the reclassifications.

                                          REDUCTION TO       INCREASE TO
                                           ACCUMULATED   ACCUMULATED NET
                                        NET INVESTMENT     REALIZED LOSS
                                                  LOSS    ON INVESTMENTS
                                        --------------------------------
                                                    $4                $4

The tax character of distributions paid during the years ended July 31, 2007 and
July 31, 2006 was as follows:

                                            YEAR ENDED        YEAR ENDED
                                         JULY 31, 2007     JULY 31, 2006
            ------------------------------------------------------------
            Distributions paid from:
            Exempt-interest dividends    $ 361,190,921     $ 219,847,314
            Ordinary income                  2,922,185         3,112,021
                                        --------------------------------
            Total                        $ 364,113,106     $ 222,959,335
                                        ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities   $ 8,550,058,137
                                             ===============

            Gross unrealized appreciation    $   288,629,272
            Gross unrealized depreciation       (177,683,162)
                                             ---------------

            Net unrealized appreciation      $   110,946,110
                                             ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $276,959 and payments of
$137,783 were made to retired trustees, resulting in an accumulated liability of
$399,654 as of July 31, 2007.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JULY 31, 2007        YEAR ENDED JULY 31, 2006
                                          SHARES            AMOUNT        SHARES            AMOUNT
---------------------------------------------------------------------------------------------------

CLASS A
Sold                                 255,415,514   $ 3,256,685,389   151,329,225   $ 1,872,703,060
Dividends and/or distributions
reinvested                            11,963,388       152,344,833     6,344,165        78,337,015
Redeemed                             (69,607,414)     (883,902,905)  (63,845,028)     (784,121,657)
                                     --------------------------------------------------------------
Net increase                         197,771,488   $ 2,525,127,317    93,828,362   $ 1,166,918,418
                                     ==============================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                   8,035,188   $   102,699,207     9,219,328   $   114,329,770
Dividends and/or distributions
reinvested                             1,045,429        13,351,514       897,736        11,108,543
Redeemed                              (6,664,299)      (84,978,997)   (6,964,743)      (86,002,029)
                                     --------------------------------------------------------------
Net increase                           2,416,318   $    31,071,724     3,152,321   $    39,436,284
                                     ==============================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                  83,679,098   $ 1,065,448,699    50,564,974   $   624,690,798
Dividends and/or distributions
reinvested                             3,260,844        41,455,752     1,881,037        23,186,853
Redeemed                             (20,061,528)     (254,532,378)  (16,519,059)     (202,889,645)
                                     --------------------------------------------------------------
Net increase                          66,878,414   $   852,372,073    35,926,952   $   444,988,006
                                     ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                            PURCHASES           SALES
           ----------------------------------------------------------
           Investment securities      $ 6,345,385,189   $ 540,397,741

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    -----------------------------------------
                    Up to $200 million                  0.60%
                    Next $100 million                   0.55
                    Next $200 million                   0.50
                    Next $250 million                   0.45
                    Next $250 million                   0.40
                    Over $1 billion                     0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2007, the Fund paid
$2,798,632 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to
0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were
$16,724,168 and $24,623,153, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007      $5,465,067        $587,267      $1,287,276        $487,198

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted
in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity]
increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended July 31, 2007 was as follows:

                                              CALL OPTIONS
                                  ------------------------
                                  NUMBER OF      AMOUNT OF
                                  CONTRACTS       PREMIUMS
----------------------------------------------------------
Options outstanding as of
July 31, 2006                            --   $         --
Options written                       8,983      1,486,870
Options closed or expired            (1,443)      (175,386)
Options exercised                    (7,540)    (1,311,484)
                                  ------------------------
Options outstanding as of
July 31, 2007                            --   $         --
                                  ========================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2007, the average daily loan balance was
$67,699,178 at an average daily interest rate of 5.288%. The Fund had borrowings outstanding of $152,300,000 at July 31, 2007 at an interest rate of 5.2958%. The
Fund had gross borrowings and gross loan repayments of $2,211,100,000 and
$2,058,800,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31,
2007 was $152,300,000. The Fund paid $345,902 in fees and $3,035,843 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The
Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting
Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS
No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts;
however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                   Appendix A

                       MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries    of   the    rating    definitions    used   by   the
nationally-recognized  rating  agencies  listed below for municipal  securities.
Those ratings  represent  the opinion of the agency as to the credit  quality of issues that they rate.  The  summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as
VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o........Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
         be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
         it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                         Appendix B

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
Class A shares(2) of the  Oppenheimer  funds or the  contingent  deferred  sales charge  that may apply to Class A, Class B or Class C shares  may be  waived.(3)
That is because of the economies of sales efforts  realized by  OppenheimerFunds
Distributor,  Inc.,  (referred to in this document as the "Distributor"),  or by dealers  or other  financial  institutions  that offer  those  shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

              1)  plans created or under Sections 401(a) or
                  401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation
                  plans,
              3)  employee benefit plans(4)
              4)  Group Retirement Plans(5)
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"),
                  including traditional IRAs, Roth IRAs,
                  SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement  or waiver in a  particular  case is in the sole  discretion  of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent")  of  the  particular   Oppenheimer   fund.  These  waivers  and  special
arrangements  may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds,  Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges
                        in Certain Cases
------------------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester Fund Municipals  purchased prior to October 22, 2007) of the beginning of the calendar month of their purchase,  as described in the Prospectus (unless a waiver  described  elsewhere  in this  Appendix  applies  to the  redemption).
Additionally,  on shares  purchased  under these waivers that are subject to the
Class  A  contingent  deferred  sales  charge,  the  Distributor  will  pay  the applicable  concession  described  in the  Prospectus  under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:

     Purchases of Class A shares aggregating $1 million or more.

     Purchases  of Class A shares by a  Retirement  Plan that was  permitted  to purchase  such shares at net asset value but  subject to a  contingent  deferred sales  charge  prior to March 1, 2001.  That  included  plans (other than IRA or
403(b)(7)  Custodial  Plans) that: 1) bought shares costing $500,000 or more, 2)
had at the time of purchase 100 or more eligible  employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.

     Purchases by an  OppenheimerFunds-sponsored  Rollover IRA, if the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator  of that  Plan  has  made  special  arrangements  with the
Distributor for those purchases.

     Purchases  of Class A  shares  by  Retirement  Plans  that  have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales
Charges for Certain Purchasers.

     Class A shares purchased by the following  investors are not subject to any
Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

     The Manager or its affiliates.

     Present or former  officers,  directors,  trustees and employees (and their
"immediate  families")  of  the  Fund,  the  Manager  and  its  affiliates,  and retirement plans  established by them for their  employees.  The term "immediate family" refers to one's spouse, children, grandchildren,  grandparents, parents, parents-in-law,  brothers and sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts,  uncles,  nieces and nephews;  relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

     Registered  management  investment  companies,   or  separate  accounts  of
insurance  companies having an agreement with the Manager or the Distributor for that purpose.

     Dealers or brokers that have a sales  agreement  with the  Distributor,  if they purchase  shares for their own accounts or for  retirement  plans for their employees.

     Employees and registered  representatives (and their spouses) of dealers or brokers  described above or financial  institutions that have entered into sales arrangements  with such dealers or brokers (and which are  identified as such to the  Distributor)  or with the  Distributor.  The purchaser  must certify to the
Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the  Distributor  providing  specifically  for the use of shares of the Fund in particular  investment  products  made  available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

     Investment  advisors  and  financial  planners  who  have  entered  into an agreement  for this  purpose  with the  Distributor  and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made  through a broker or agent or other  financial  intermediary  that has made special arrangements with the Distributor for those purchases.

     Clients of  investment  advisors or financial  planners  (that have entered into an  agreement  for this purpose  with the  Distributor)  who buy shares for their own accounts may also  purchase  shares  without  sales charge but only if their  accounts are linked to a master  account of their  investment  adviser or financial  planner on the books and  records of the broker,  agent or  financial intermediary  with which the  Distributor  has made such special  arrangements .
Each of these  investors may be charged a fee by the broker,  agent or financial intermediary for purchasing shares.

     Directors,  trustees,  officers or full-time employees of OpCap Advisors or its affiliates,  their relatives or any trust, pension,  profit sharing or other benefit plan which beneficially owns shares for those persons.

     Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the  Distributor  must be advised of this  arrangement) and persons who are directors or trustees of the company or trust which is the beneficial  owner of such accounts.

     A unit investment trust that has entered into an appropriate agreement with the Distributor.

     Dealers,  brokers,  banks,  or  registered  investment  advisers  that have entered  into an  agreement  with the  Distributor  to sell  shares  to  defined
contribution   employee  retirement  plans  for  which  the  dealer,  broker  or investment adviser provides administration services.

     Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans (including,  for example,  plans qualified or created under sections
401(a),  401(k),  403(b) or 457 of the Internal  Revenue Code),  in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     A TRAC-2000  401(k) plan (sponsored by the former Quest for Value Advisors)
whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged for Class A shares of that Fund due to the  termination of the Class B and Class
C TRAC-2000 program on November 24, 1995.

     A qualified Retirement Plan that had agreed with the former Quest for Value
Advisors  to purchase  shares of any of the Former  Quest for Value Funds at net asset  value,  with such shares to be held  through  DCXchange,  a  sub-transfer agency mutual fund clearinghouse,  if that arrangement was consummated and share purchases commenced by December 31, 1996.

     Purchases  by former  shareholders  of Atlas  Strategic  Income Fund of the
Class A shares  of any  Oppenheimer  fund  that is  available  for  exchange  to shareholders of Oppenheimer Strategic Income Fund.

B.   Waivers of the Class A Initial and Contingent Deferred
Sales Charges in Certain Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     Shares  issued  in  plans  of  reorganization,   such  as  mergers,   asset
acquisitions and exchange offers, to which the Fund is a party.

     Shares  purchased by the  reinvestment of dividends or other  distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash
Reserves) or unit investment  trusts for which  reinvestment  arrangements  have been made with the Distributor.

     Shares purchased by certain  Retirement Plans that are part of a retirement plan or  platform  offered  by  banks,  broker-dealers,  financial  advisors  or insureance companies, or serviced by recordkeepers.

     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     Shares purchased in amounts of less than $5.

     Class A shares issued and purchased in the following  transactions  are not subject to sales  charges (a dealer  concession  at the annual  rate of 0.25% is paid by the  Distributor  on  purchases  made  within the first 6 months of plan establishment):

     Retirement Plans that have $5 million or more in plan assets.

     Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C.   Waivers of the Class A Contingent Deferred Sales
Charge for Certain Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would otherwise be subject to the contingent  deferred sales charge are redeemed in the following cases:

     To make Automatic  Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     Involuntary  redemptions  of  shares  by  operation  of law or  involuntary redemptions of small accounts  (please refer to  "Shareholder  Account Rules and
Policies," in the applicable fund Prospectus).

     For distributions  from Retirement Plans,  deferred  compensation  plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established.

     2) To return excess contributions.

     3) To return contributions made due to a mistake of fact.

     4) Hardship withdrawals, as defined in the plan.(7)

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
Revenue  Code,  or, in the case of an IRA,  a divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.(8)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     For distributions  from 401(k) plans sponsored by broker-dealers  that have entered into a special agreement with the Distributor allowing this waiver.

     For  distributions  from retirement  plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.

     For distributions from retirement plans which are part of a retirement plan
product  or  platform  offered  by  certain  banks,  broker-dealers,   financial
advisors,  insurance  companies  or record  keepers  which have  entered  into a special agreement with the Distributor.

    Waivers of Class B, Class C and Class N Sales Charges of
                            Oppenheimer Funds
----------------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares  purchased in certain types of  transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     Shares redeemed  involuntarily,  as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.

     Redemptions  from accounts other than Retirement  Plans following the death or disability of the last surviving  shareholder.  The death or disability  must have occurred  after the account was  established,  and for  disability you must provide  evidence  of a  determination  of  disability  by the  Social  Security
Administration.

     The contingent  deferred  sales charges are generally not waived  following the death or  disability  of a  grantor  or  trustee  for a trust  account.  The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable  living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the  account  was  established,  and for  disability  (as  defined  in the
Internal Revenue Code).

     Distributions  from  accounts  for which the  broker-dealer  of record  has entered into a special agreement with the Distributor allowing this waiver.

     Redemptions  of Class B shares held by  Retirement  Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent  record keeper under a contract with Merrill Lynch.

     Redemptions of Class C shares of  Oppenheimer  U.S.  Government  Trust from accounts of clients of financial  institutions  that have entered into a special arrangement with the Distributor for this purpose.

     Redemptions  of Class C shares  of an  Oppenheimer  fund in  amounts  of $1 million or more requested in writing by a Retirement  Plan sponsor and submitted more than 12 months  after  the  Retirement  Plan's  first  purchase  of Class C shares,  if the  redemption  proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     Distributions(9)  from Retirement Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
Code) of the  participant  or  beneficiary.  The death or disability  must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.(10)

     5) To make  distributions  required  under a Qualified  Domestic  Relations
Order or, in the case of an IRA, a divorce or separation  agreement described in
Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
Code.

     7) To make "substantially  equal periodic payments" as described in Section
72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.(11)

     9) On account of the participant's separation from service.(12)

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
(other  than a fund  managed by the  Manager  or a  subsidiary  of the  Manager)
offered  as an  investment  option  in a  Retirement  Plan if the  plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
distributions,  if the  redemption  proceeds  are  rolled  over  directly  to an
OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
Withdrawal  Plan  after  the  participant  reaches  age 59  1/2,  as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement  Plan,  if the  aggregate  value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered  into a special  arrangement  with the  Distributor  allowing  this waiver.

     Redemptions  of  Class B  shares  or  Class C  shares  under  an  Automatic
Withdrawal  Plan from an account  other than a Retirement  Plan if the aggregate value  of the  redeemed  shares  does  not  exceed  10% of the  account's  value annually.

B.   Waivers for Shares Sold or Issued in Certain
Transactions.

     The contingent  deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     Shares sold to the Manager or its affiliates.

     Shares  sold to  registered  management  investment  companies  or separate accounts of  insurance  companies  having an  agreement  with the Manager or the
Distributor for that purpose.

     Shares issued in plans of reorganization to which the Fund is a party.

     Shares sold to present or former officers, directors, trustees or employees
(and their  "immediate  families" as defined above in Section I.A.) of the Fund, the Manager and its  affiliates  and  retirement  plans  established by them for their employees.

Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest
                          for Value Funds
--------------------------------------------------------------

     The initial and  contingent  deferred  sales  charge  rates and waivers for
Class A, Class B and Class C shares  described in the Prospectus or Statement of
Additional  Information of the Oppenheimer funds are modified as described below for certain  persons who were  shareholders of the former Quest for Value Funds.
To be eligible,  those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,  Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

     Oppenheimer Rising Dividends Fund, Inc.Oppenheimer
     Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     acquired  by such  shareholder  pursuant  to an  exchange  of  shares of an
Oppenheimer fund that was one of the Former Quest for Value Funds, or purchased by such shareholder by exchange of shares of another  Oppenheimer fund that were  acquired  pursuant to the merger of any of the Former  Quest for
Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

     Reduced  Class A Initial  Sales Charge  Rates for Certain  Former Quest for
Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates  for  Class  A  shares  purchased  by  members  of
"Associations" formed for any purpose other than the purchase of securities. The rates in the  table  apply if that  Association  purchased  shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from
OCC Distributors prior to November 24, 1995.

                                 Initial Sales Charge         Initial Sales Charge              Concession
Number of Eligible               as a % of                    as % of                           as % of
Employees or Members             Offering Price               Net Amount Invested               Offering Price
                                 ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

--------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

         Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on
                  February 28, 1991 and who acquired shares of any of the
                  Former Quest for Value Funds by merger of a portfolio of the
                  AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a Former Quest for Value
Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either
                  Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum value of such accounts.

         Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s)
                  (as evidenced by a determination of total disability by the
                  U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not
                  exceed 10% of the initial value of the account value;
                  adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
                  required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Connecticut Mutual Investment
                                   Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut
     Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan
     Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA
     LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA
     Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class
A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to
                  March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in
                  one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
                  $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons
                  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between
                  CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the
                  purchase of the shares of the Fund or any one or more of the
                  Former Connecticut Mutual Funds, provided the institution
                  had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York
State by Connecticut Mutual Life Insurance Company through the Panorama
Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual
Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7)
         of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a)
         or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class
         B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

    Special Reduced Sales Charge for Former Shareholders of Advance America
                                       Funds, Inc.
--------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

 Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
                                     Securities Fund
--------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
         the Manager and its affiliates,

         present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,

         registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
         dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
         employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or
              financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
         dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
         dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Rochester National Municipals

Internet Website
       www.oppenheimerfunds.com

Investment Adviser
       OppenheimerFunds, Inc.
       Two World Financial Center,
       225 Liberty Street, 11th Floor,
       New York, New York 10281-1008

Distributor
       OppenheimerFunds Distributor, Inc.
       Two World Financial Center,
       225 Liberty Street, 11th Floor,
       New York, New York 10281-1008
Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL OPP(225.5677)

Custodian Bank
       Citibank, N.A.
       111 Wall Street
       New York, New York 10005

Independent Registered Public Accounting Firm
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer Brown LLP
       1675 Broadway
       New York, New York 10019

PX795.001.1107

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                    OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                                   FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23. Exhibits

(a)      Amended and Restated Declaration of Trust dated August 1, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 27 (September
27, 2002), and incorporated herein by reference.

 (b)     Amended and Restated By-Laws dated as of December 14, 2000:
Previously filed with Registrant's Post-Effective Amendment No. 27 (September
27, 2002), and incorporated herein by reference.
         (i) Amendment No. 1 to the By-Laws dated August 11, 2006: Filed herewith.

(c)      (i) Oppenheimer Pennsylvania Municipal Fund Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

         (ii) Oppenheimer Pennsylvania Municipal Fund Specimen Class B Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

         (iii) Oppenheimer Pennsylvania Municipal Fund Specimen Class C Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

         (iv)  Oppenheimer Rochester National Municipals Specimen Class A
Share Certificate:  Previously filed with Registrant's Post-Effective
Amendment No. 26 (November 21, 2001), and incorporated herein by reference.

         (v) Oppenheimer Rochester National Municipals Specimen Class B Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

         (vi) Oppenheimer Rochester National Municipals Specimen Class C Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

         (vii) Oppenheimer New Jersey Municipal Fund Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

         (viii)  Oppenheimer  New Jersey  Municipal  Fund Specimen Class B Share
Certificate:  Previously filed with  Registrant's  Post-Effective  Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

         (ix)  Oppenheimer  New Jersey  Municipal  Fund  Specimen  Class C Share
Certificate:  Previously filed with  Registrant's  Post-Effective  Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

(d)      (i) Amended and Restated Investment Advisory Agreement for
Oppenheimer Pennsylvania Municipal Fund dated January 1, 2005: Previously filed with Registrants Post-Effective Amendment No. 31 (September 28, 2005) and
incorporated herein by reference.

         (ii) Amended and Restated Investment Advisory Agreement for
Oppenheimer Rochester National Municipals, dated January 1, 2005: Previously filed with Registrants Post-Effective Amendment No 31 (September 28, 2005) and
incorporated herein by reference.

         (iii) Amended and Restated Investment Advisory Agreement for
Oppenheimer New Jersey Municipal Fund dated January 1, 2005: Previously filed with Registrants Post-Effective Amendment No 31 (September 28, 2005) and
incorporated herein by reference.

(e)      (i) General Distributor's Agreement dated August 19, 1993:
Previously filed with Registrant's Post-Effective Amendment No. 12 (April 25,
1995), and incorporated herein by reference.

         (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
10/23/061, and incorporated herein by reference.

         (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
10/23/06, and incorporated herein by reference.

         (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 34 to the Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),
10/23/06, and incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc.(Reg. No.
33-17850), 10/23/06, and incorporated herein by reference.

(f)      (i) Amended and Restated Retirement Plan for Non-Interested Trustees
or Directors dated 8/9/01: Previously filed with Post-Effective Amendment No.
34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

         (ii) Form of Compensation Deferral Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Baring Japan Fund (Reg. No.
333-137581), 9/27/07, and incorporated by reference.

(g)      (i) Global Custodial Services Agreement dated July 15, 2003, as amended July 26, 2007, between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer Rochester Arizona Municipal Fund (Reg. No. 333-132778), 7/26/07,
and incorporated herein by reference.

         (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May
31, 2001,  as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A.:
Previously  filed with the  Pre-Effective  Amendment  No. 1 to the  Registration
Statement  of   Oppenheimer   International   Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel  dated  September  15, 1989:  Previously
filed  with   Registrant's   Pre-Effective   Amendment  No.  2  to  Registrant's
Registration   Statement  (September  18,  1989),   re-filed  with  Registrant's
Post-Effective  Amendment  No. 12,  (April  25,  1995)  pursuant  to Item 102 of
Regulation S-T and incorporated herein by reference.

(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant dated
August 29, 1989: Previously filed with Registrant's Post-Effective Amendment
No. 3 (April 30, 1991, re-filed with Registrant's Post-Effective Amendment No.
12, (April 25, 1995) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)      (i) Amended and Restated Service Plan and Agreement for Class A
shares of Oppenheimer Pennsylvania Municipal Fund dated October 26, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 32 (September
27, 2006), and incorporated herein by reference.

         (ii)     Amended and Restated Distribution and Service Plan and
Agreement for Class B shares of Oppenheimer Pennsylvania Municipal Fund dated
October 26, 2005: Previously filed with Registrant's Post-Effective Amendment
No. 32 (September 27, 2006), and incorporated herein by reference.

         (iii)    Amended and Restated Distribution and Service Plan and
Agreement for Class C shares of Oppenheimer Pennsylvania Municipal Fund dated
October 26, 2005: Previously filed with Registrant's Post-Effective Amendment
No. 32 (September 27, 2006), and incorporated herein by reference.

         (iv)     Amended and Restated Service Plan and Agreement for Class A
shares of Oppenheimer Rochester National Municipals dated October 26, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 32 (September
27, 2006), and incorporated herein by reference.

         (v)      Amended and Restated Distribution and Service Plan and
Agreement for Class B shares of Oppenheimer Rochester National Municipals dated October 26, 2005: Previously filed with Registrant's Post-Effective
Amendment No. 32 (September 27, 2006), and incorporated herein by reference.

         (vi)     Amended and Restated Distribution and Service Plan and
Agreement for Class C shares of Rochester National Municipals dated October
26, 2005: Previously filed with Registrant's Post-Effective Amendment No. 32
(September 27, 2006), and incorporated herein by reference.

         (vii)    Amended and Restated Service Plan and Agreement for Class A
shares of Oppenheimer New Jersey Municipal Fund dated October 26, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 32 (September
27, 2006), and incorporated herein by reference.

         (viii)   Amended and Restated Distribution and Service Plan and
Agreement for Class B shares of Oppenheimer New Jersey Municipal Fund dated
October 26, 2005: Previously filed with Registrant's Post-Effective Amendment
No. 32 (September 27, 2006), and incorporated herein by reference.

         (ix)     Amended and Restated Distribution and Service Plan and
Agreement for Class C shares of Oppenheimer New Jersey Municipal Fund dated
October 26, 2005: Previously filed with Registrant's Post-Effective Amendment
No. 32 (September 27, 2006), and incorporated herein by reference.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/29/07:  Previously filed with the Initial Registration Statement of
Oppenheimer Portfolio Series Fixed Income Investor Fund (Reg. No. 333-146105),
09/14/07, and incorporated herein by reference.

(o)      (i)      Power of Attorney for all Trustees/Directors and Brian
             Wixted dated August 16, 2007: Previously filed with Pre-Effective
             Amendment No. 1 to the Registration Statement of Oppenheimer
Global Value Fund (Reg. No. 333-144517), 09/10/07, and incorporated herein by reference.

(p)      Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
August  30,  2007  under  Rule  17j-1  of the  Investment  Company  Act of 1940:
Previously  filed  with  the  Initial  Registration   Statement  of  Oppenheimer
Portfolio  Series Fixed Income  Investor Fund (Reg.  No.  333-146105),  9/14/07,
and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds,  Inc. is the  investment  adviser of the  Registrant;
it and certain  subsidiaries  and  affiliates  act in the same capacity to other investment  companies,  including without  limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.
---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Adams                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dmitri Artemiev                          Formerly (until January 2007) Analyst/Developer at Fidelity Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly Vice  President at T. Rowe Price Group  (September  2000 - January
                                         2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         None
Vice President & Senior Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David J. Bowers                          Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Garrett C. Broadrup,                     Formerly  an  Associate  at Davis Polk & Wardwell  (October  2002 - October
Assistant Vice President & Assistant     2006)
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Holly Broussard,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
JoAnne Butler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dale William Campbell,                   Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements,                     None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Closs,                            Formerly  (until  January 2007)  Development  Manager at  OppenheimerFunds,
Assistant Vice President                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Terry Crady,                             Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Dawson,                           None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Delano,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kendra Delisa,                           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sara Donahue,                            Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alicia Dopico,                           Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rachel Fanopoulos,                       Formerly Manager (until August 2007) of OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Green, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Fling,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donald French,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Gapay,                           Formerly (as of January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    None
Senior Vice President & Assistant
Secretary
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Raquel Granahan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Herrmann,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Andrew Huddleston,                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Senior Vice President                    January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds International Distributor Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jin Jo,                                  Formerly Audit Manager at Deloitte & Touche LLP (as of August 2007)
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amee Kantesaria,                         Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and             (May 2005-December 2006).
Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            None
Assistant Vice President & Marketing
Compliance Manager
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Kim,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Audrey Kiszla,                           Formerly Vice President at First Horizon Merchant Services  (December 2005-
Vice President                           May 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Klassen,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Knott,                           None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Kohn,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tatyana Kosheleva,                       Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
S. Arthur Krause,                        Formerly Product Manager of OppenheimerFunds, Inc. (as of January 2007).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private Investments Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Livengood,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christina Loftus,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Senior Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Senior Vice President                    President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik,                           None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Martin,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis,                   Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a securities consultant (January 2004 - December
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neil McCarthy,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI  Institutional  Asset  Management,  Inc.; Chief
                                         Executive  Officer,  President,  Senior  Managing  Director and Director of
                                         HarbourView Asset Management Corporation;  Chairman, President; Director of
                                         Trinity   Investment   Management   Corporation   and  Vice   President  of
                                         Oppenheimer Real Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William McNamara,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary McNamee,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sarah Morrison,                          Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, Chief                          President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                                         OFI Institutional  Asset Management,  Inc., Trinity  Investment  Management
                                         Corporation,  Tremont Group Holdings,  Inc.,  HarbourView  Asset Management
                                         Corporation and OFI Private  Investments Inc.;  Executive Vice President of
                                         Massachusetts  Mutual Life Insurance  Company;  Director of DLB Acquisition
                                         Corporation;  a  member  of the  Investment  Company  Institute's  Board of
                                         Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Nasta,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Olson,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy,                   None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Polak,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Raeke,                           Formerly (as of July 2007) Vice President at MFS Investment Management.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President :
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February 2006)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jessica Rosenfeld,                       None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Royce,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         None.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Salerno,                            Formerly  (as  of  May  2007)   Separate   Account   Business   Liaison  at
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Savallo,                            Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Beth Schellhorn,                    Formerly  Human  Resources  Generalist at Misys Banking  Systems  (November
Assistant Vice President                 2000 - June 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Schneider,                       Formerly Human Resources Manager at ADT Security Services  (December 2001 -
Assistant Vice President                 July 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah,                              None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Navin Sharma,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tammy Sheffer,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mary Dugan Sheridan,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Skatrud,                         Formerly (as of March 2007) Corporate Bond Analyst at Putnam Investments.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Smith,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Stein,                             Formerly Vice President of Client Services at XAware,  Inc. (October 2002 -
Vice President                           August 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin Stewart,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter Strzalkowski,                      Formerly (as of August  2007)  Founder/Managing  Partner at Vector  Capital
Vice President                           Management.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Toomey,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyatt,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jake Vogelaar,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Darren Walsh,                            Formerly  General  Manager and Senior Vice President of Comverse  (December
Executive Vice President                 2005 - September 2006);  Senior Vice President of Strategic  Initiatives at
                                         CSG Systems (2002 - December2005)
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Assistant Vice President,
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell Williams,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Wimer,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meredith Wolff,                          None.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Group  Holdings,  Inc.,  HarbourView  Asset  Management
President, Chief Investment Officer &    Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Director                                 2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoff Youell,                            None.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack,                          General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc., OFI Private Investments Inc.;  Executive Vice
                                         President,  General Counsel and Director of OFI Trust Company; Director and
                                         Assistant  Secretary  of  OppenheimerFunds   International   Limited;  Vice
                                         President,  Secretary and General Counsel of Oppenheimer Acquisition Corp.;
                                         Director  of  OppenheimerFunds   International  Distributor  Limited;  Vice
                                         President of OppenheimerFunds  Legacy Program;  Vice President and Director
                                         of Oppenheimer Partnership Holdings Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli, Jr.                      Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
Vice President                           Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The  address of  OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real  Asset  Management,  Inc.  and OFI Trust  Company  is Two  World  Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont  Group  Holdings,  Inc.  is 555  Theodore  Fremd  Avenue,
Suite 206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is 30  Herbert  Street,
Dublin 2, Ireland.

The address of Trinity  Investment  Management  Corporation  is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The  address  of  OppenheimerFunds  International  Distributor  Limited is Suite
1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration
Statement and listed in Item 26(b) above (except Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

------------------------------------------------ ------------------------------------ ---------------------------------
Name & Principal                                 Position & Office                    Position and Office
Business Address                                 with Underwriter                     with Registrant
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Timothy Abbhul(1)                                Vice President and Treasurer         None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Agan(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Anthony Allocco(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janette Aprilante(2)                             Secretary                            None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Apostolopoulos(1)                         Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen Beichert(1)                             Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rocco Benedetto(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Beringer                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rick Bettridge                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Sarah Bourgraf(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Bracchi                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Brennan(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joshua Broad(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Campbell(1)                              Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Caruso                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donelle Chisolm(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Andrew Chonofsky                                 Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Melissa Clayton(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Colby(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rodney Constable(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Susan Cornwell(1)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Neev Crane                                       Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Daley                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Fredrick Davis                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Davis(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                        Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George P. Dougherty                              Vice President                       None
328 Regency Drive
North Wales, PA 19454
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cliff H. Dunteman                                Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Hillary Eigen(2)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradley Finkle(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John E. Forrest(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Friebel                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alyson Frost                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Fuermann                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Raquel Granahan(4)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Grill(2)                                  Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James E. Gunter                                  Vice President                       None
603 Withers Circle
Wilmington, DE 19810
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Garrett Harbron                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Hoelscher(1)                            Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William E. Hortz(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Edward Hrybenko(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Amy Huber(1)                                     Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Hyland(2)                                Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Keith Hylind(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                             Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nivan Jaleeli                                    Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elyse Jurman                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Kasa                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina J. Keller(2)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian Kiley(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Lisa Klassen(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard Knott(1)                                 President and Director               None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Kristenson(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Tracey Lange(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jesse Levitt(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Malissa Lischin(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Loftus(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Loncar                                    Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Craig Lyman                                      Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael McDonald                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Meerman                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Daniel Melehan                                   Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Saul Mendoza                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Noah Miller(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Clint Modler(1)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew Mulcahy(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christina Nasta(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donald Pawluk(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Perry                                      Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Rachel Powers                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Nicole Pretzel                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                        Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Minnie Ra                                        Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Dusting Raring                                   Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ramsey Rayan                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William J. Raynor(5)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Corry Read(2)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ruxandra Risko(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David R. Robertson(2)                            Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Rock                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth A. Rosenson                              Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jennifer Sexton(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryant Smith                                     Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Alfred St. John(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Stoma(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Wayne Strauss(3)                                 Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Sussman(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
William K. Tai                                   Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Darren Walsh(1)                                  Executive Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Walsh                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Teresa Ward(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Janeanne Weickum                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Catherine White(2)                               Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Ryan Wilde(1)                                    Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Julie Wimer(2)                                   Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Donna Winn(2)                                    Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Winters                                    Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick Wisneski(1)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Philip Witkower(2)                               Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kurt Wolfgruber                                  Director                             None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Jill Zachman(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Robert G. Zack(2)                                General Counsel & Director           Secretary
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Steven Zito(1)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty Street,  11th Floor,  New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and
rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of (the Securities Act and) the Investment
Company Act, the Fund (certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the
Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and
State of New York on the 21st day of November, 2007.

                                Oppenheimer Multi-State Municipal Trust

                                            By:    /s/ John V. Murphy*
                                            John V. Murphy, President,
                                            Principal Executive Officer and
                                            Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title                   Date

Brian F. Wruble*                Chairman of the
Brian F. Wruble                 Board of Trustees       November 21, 2007

John V. Murphy*                 President, Principal
John V. Murphy                  Executive Officer
                                and Trustee             November 21, 2007

Brian W. Wixted*                Treasurer, Principal    November 21, 2007
Brian W. Wixted                 Financial & Accounting Officer

David K. Downes*                Trustee                 November 21, 2007
David K. Downes

Matthew P. Fink*                Trustee                 November 21, 2007
Matthew P. Fink

Robert G. Galli*                Trustee                 November 21, 2007
Robert G. Galli

Phillip A. Griffiths*           Trustee                 November 21, 2007
Phillip A. Griffiths

Mary F. Miller*                 Trustee                 November 21, 2007
Mary F. Miller

Joel W. Motley*                 Trustee                 November 21, 2007
Joel W. Motley

Kenneth A. Randall*             Trustee                 November 21, 2007
Kenneth A. Randall

Russell S. Reynolds, Jr.*       Trustee                 November 21, 2007
Russell S. Reynolds, Jr.

Joseph M. Wikler*               Trustee                 November 21, 2007
Joseph M. Wikler

Peter I. Wold*                  Trustee                 November 21, 2007
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

                    Oppenheimer Multi-State Municipal Trust

                        Post-Effective Amendment No. 36
                           Registration No. 33-30198

EXHIBIT INDEX

Exhibit No.                Description

23 (b) (i)                 Amendment No. 1 By-Laws

       (j)                 Independent Registered Public Accounting Firm's
                           Consent